     As filed with the Securities and Exchange Commission on April 25, 2017
                                                            File Nos. 333-200252
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 3                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 286                            [X]

                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President
                      Brighthouse Life Insurance Company
                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373


                 Approximate Date of Proposed Public Offering:


              On May 1, 2017 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]    on May 1, 2017 pursuant to paragraph (b) of Rule 485.

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND




                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C






                                                                         CLASS A






                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 52 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) (CLASS B)


     AB Global Dynamic Allocation Portfolio*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset
         Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio* (formerly MetLife Balanced Plus
         Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
         Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio# (formerly
         Met/Templeton International Bond Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (formerly
         Met/Wellington Large Cap Research Portfolio)


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio*

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio*


     JPMorgan Small Cap Value Portfolio


     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio*

     Pyramis(R) Managed Risk Portfolio*

     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)* (formerly Barclays
         Aggregate Bond Index Portfolio)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.


To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 108 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   7
FEE TABLES AND EXAMPLES..................................   9
1. THE ANNUITY CONTRACT..................................  18
2. PURCHASE..............................................  18
     Purchase Payments...................................  19
     Termination for Low Account Value...................  19
     Allocation of Purchase Payments.....................  20
     Investment Allocation Restrictions for Certain
       Riders............................................  21
     Free Look...........................................  25
     Accumulation Units..................................  25
     Account Value.......................................  26
     Replacement of Contracts............................  26
3. INVESTMENT OPTIONS....................................  26
     Investment Portfolios That Are Funds-of-Funds.......  29
     Transfers...........................................  30
     Dollar Cost Averaging Programs......................  33
     Three Month Market Entry Program....................  34
     Automatic Rebalancing Program.......................  34
     Voting Rights.......................................  35
     Substitution of Investment Options..................  35
4. EXPENSES..............................................  35
     Product Charges.....................................  35
     Account Fee.........................................  36
     Guaranteed Minimum Income Benefit -- Rider
       Charge............................................  37
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................  38
     Sales Charge........................................  39
     How to Reduce the Sales Charge......................  40
     Premium and Other Taxes.............................  41
     Transfer Fee........................................  41
     Income Taxes........................................  41
     Investment Portfolio Expenses.......................  41
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  41
     Annuity Date........................................  41
     Annuity Payments....................................  41
     Annuity Options.....................................  42
     Variable Annuity Payments...........................  44
     Fixed Annuity Payments..............................  44
6. ACCESS TO YOUR MONEY..................................  44
     Systematic Withdrawal Program.......................  46
     Suspension of Payments or Transfers.................  46


7. LIVING BENEFITS.......................................  46
     Guaranteed Income Benefits..........................  46
     Description of GMIB Max IV..........................  48
     Description of GMIB Max III.........................  56
     Description of LIS Plus II..........................  63
     Description of LIS Plus I...........................  69
     Description of LIS..................................  70
     Guaranteed Withdrawal Benefits......................  71
     Description of the Lifetime Withdrawal Guarantee
       II................................................  72
     Description of the Lifetime Withdrawal Guarantee
       I.................................................  78
     Description of the Guaranteed Withdrawal Benefit
       I.................................................  80
8. PERFORMANCE...........................................  82
9. DEATH BENEFIT.........................................  83
     Upon Your Death.....................................  83
     Standard Death Benefit -- Principal Protection......  84
     Optional Death Benefit -- Annual Step-Up............  84
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................  85
     Optional Death Benefit -- Compounded-Plus...........  89
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  90
     General Death Benefit Provisions....................  90
     Spousal Continuation................................  91
     Death of the Annuitant..............................  91
     Controlled Payout...................................  92
10. FEDERAL INCOME TAX STATUS............................  92
     Non-Qualified Contracts.............................  92
     Qualified Contracts.................................  95
11. OTHER INFORMATION.................................... 102
     BLIC................................................ 102
     Planned Separation from MetLife, Inc................ 102
     The Separate Account................................ 103
     Distributor......................................... 104
     Selling Firms....................................... 104
     Requests and Elections.............................. 105
     Ownership........................................... 106
     Legal Proceedings................................... 107
     Financial Statements................................ 107

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION................................. 108
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Description of GMIB I............................. D-1
APPENDIX E............................................. E-1
     Guaranteed Minimum Income Benefit (GMIB)
       Examples........................................ E-1
APPENDIX F............................................. F-1
     Guaranteed Withdrawal Benefit Examples............ F-1
APPENDIX G............................................. G-1
     Death Benefit Examples............................ G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 26
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 25
Annual Benefit Payment............................................ 73 and 80
Annuitant............................................................... 107
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center.................................................... 8
Annuity Units............................................................ 42
Beneficiary............................................................. 107
Benefit Base............................................................. 80
Business Day............................................................. 20
Contract Year............................................................ 19
Death Benefit Base....................................................... 85
Fixed Account............................................................ 18
Free Look................................................................ 25
Good Order.............................................................. 106
Guaranteed Withdrawal Amount............................................. 81
GWB Withdrawal Rate...................................................... 80
Income Base. 48 and 56 and 63 and Appendix D-1
Income Phase............................................................. 18
Investment Portfolios.................................................... 26
Joint Owners............................................................ 107
Owner................................................................... 106
Purchase Payment (including Net Purchase Payment)........................ 19
Remaining Guaranteed Withdrawal Amount................................... 72
Separate Account........................................................ 103
Total Guaranteed Withdrawal Amount....................................... 72

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a Guaranteed Minimum Income Benefit (GMIB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or Guaranteed Withdrawal Benefit. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax Qualified Contract or elect a GMIB rider (see "Living
Benefits -- Guaranteed Income Benefits").



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10366

                          Des Moines, Iowa 50306-0366

                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                   5.75%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $ 25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





     Note 1. Sales Charges decline based on your investment. (See
"Expenses -- Sales Charge.")



                                        Sales Charge as
Your Investment                  percentage of Purchase Payment
-----------------------------   -------------------------------
      Less than $50,000                      5.75%
      $50,000 - 99,999.99                    4.50%
      $100,000 - 249,999.99                  3.50%
      $250,000 - 499,999.99                  2.50%
      $500,000 - 999,999.99                  2.00%
      $1,000,000 or greater                  1.00%



 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



For contracts issued on and after May 1, 2004:
----------------------------------------------------------------
Mortality and Expense Charge (Note 3)                            0.50%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           0.75%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.35%



For contracts issued prior to May 1, 2004:
----------------------------------------------------------------

Mortality and Expense Charge                                     0.60%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           0.85%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.15%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.30%

--------------------------------------------------------------------------------
 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
 T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B).



 Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus charge, and the Additional Death Benefit -- Earnings Preservation Benefit charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(Note 2) (as a percentage of Income Base) (Note 3)

  GMIB Max IV - maximum charge                                                      1.50%

  GMIB Max IV - current charge                                                      1.00%


  GMIB Max III - maximum charge                                                     1.50%

  GMIB Max III - current charge                                                     1.00%


For contracts issued with LIS Plus II on or before February 24, 2012:
-----------------------------------------------------------------------------------

  LIS Plus II - maximum charge                                                      1.50%

  LIS Plus II - current charge                                                      1.00%


For contracts issued with LIS Plus I from February 24, 2009 through July 16, 2010:
-----------------------------------------------------------------------------------

  LIS Plus I - maximum charge                                                       1.50%

  LIS Plus I - current charge                                                       1.00%


For contracts issued with LIS Plus I on or before February 23, 2009:
-----------------------------------------------------------------------------------

  LIS Plus I - maximum charge                                                       1.50%

  LIS Plus I - current charge                                                       0.80%


For contracts issued with LIS on or before May 1, 2009:
-----------------------------------------------------------------------------------

  LIS                                                                               0.50%


For contracts issued with GMIB I on or before June 28, 2002:
-----------------------------------------------------------------------------------

                                                                                    0.35%

GMIB I


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. (See "Living Benefits.") Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued on or before February 24, 2012. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. The LIS rider was available with contracts issued on or before May 1, 2009. The GMIB I rider was available with contracts issued on or before June 28, 2002. LIS riders are guaranteed minimum income benefit riders, and we may refer to them as "GMIB riders" in this prospectus.



 Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
(Note 4) (as a percentage of the Guaranteed Withdrawal Amount) (Note 5)

For contracts issued with Guaranteed Withdrawal Benefit I on or before April 30, 2010:
------------------------------------------------------------------------------------------

  Guaranteed Withdrawal Benefit I                                                          0.25%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(Note 6) (as a percentage of the Total Guaranteed Withdrawal Amount) (Note 7)

For contracts issued with Lifetime Withdrawal Guarantee II on or before February 23, 2009:
-------------------------------------------------------------------------------------------

  Lifetime Withdrawal Guarantee II (Single Life version) - maximum                         1.25%
  charge

  Lifetime Withdrawal Guarantee II (Single Life version) - current charge                  0.65%


  Lifetime Withdrawal Guarantee II (Joint Life version) - maximum charge                   1.50%

  Lifetime Withdrawal Guarantee II (Joint Life version) - current charge                   0.85%


For contracts issued with Lifetime Withdrawal Guarantee I on or before April 25, 2008:
-------------------------------------------------------------------------------------------

  Lifetime Withdrawal Guarantee I (Single Life version) - maximum charge                   0.95%

  Lifetime Withdrawal Guarantee I (Single Life version) - current charge                   0.50%


                                                                                           1.40%
Lifetime Withdrawal Guarantee I (Joint Life version) - maximum charge

                                                                                           0.70%

Lifetime Withdrawal Guarantee I (Joint Life version) - current charge


--------------------------------------------------------------------------------

     Note 4. The Guaranteed Withdrawal Benefit I rider was available with contracts issued on or before April 30, 2010.



 Note 5. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.



 Note 6. The Lifetime Withdrawal Guarantee II rider was available with contracts issued on or before February 23, 2009. The Lifetime Withdrawal Guarantee I rider was available with contracts issued on or before April 25, 2008.



 Note 7. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

ENHANCED DEATH BENEFIT II RIDER CHARGES (Note 8) (as a percentage of the Death Benefit
Base) (Note 9)
For contracts issued with Enhanced Death Benefit II on or before October 7, 2011:
----------------------------------------------------------------------------------

  Enhanced Death Benefit II - maximum charge                                       1.50%

  Enhanced Death Benefit II (issue age 69 or younger) - current charge             0.60%

  Enhanced Death Benefit II (issue age 70-75) - current charge                     1.15%


--------------------------------------------------------------------------------
     Note 8. The Enhanced Death Benefit II rider was available with contracts issued on or before October 7, 2011.



 Note 9. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. See "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a definition of the term Death Benefit Base. The Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.09%
  Bond Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.25%        0.03%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Brighthouse/Templeton International           --        0.94%           --          0.94%
  Bond Portfolio

 Brighthouse/Wellington Large Cap              --        0.84%         0.04%         0.80%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.05%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.05%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.70%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.06%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 VanEck Global Natural Resources                0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.57%         0.25%        0.03%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 JPMorgan Global Active Allocation               --        1.02%         0.04%         0.98%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.08%         0.10%         0.98%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                   --        0.95%         0.01%         0.94%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.96%         0.10%         0.86%

 PanAgora Global Diversified Risk              0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.62%           --          0.62%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.21%         0.09%         1.12%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 VanEck Global Natural Resources                 --        1.06%         0.01%         1.05%
  Portfolio

 Western Asset Management Strategic            0.01%       0.86%         0.05%         0.81%

  Bond Opportunities Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additonal Death Benefit - Earnings Preservation Benefit rider, and the Guaranteed Minimum Income Benefit Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,000     $1,816      $2,670      $4,983
    minimum       $  928     $1,604      $2,321      $4,317



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $802      $1,212      $1,646      $2,848
    minimum        $730      $  994      $1,278      $2,083


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods.

There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. A Net Purchase Payment is a Purchase Payment less the sales charge. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Net Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract. However, after your contract has been issued, all of the Investment Portfolios are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Net Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions or, if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max IV or GMIB Max III rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" until the rider terminates.


If you chose the LIS Plus II, LIS Plus I, the Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for the LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you make additional Net Purchase Payments, we will allocate them in the same way as your first Net Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX IV AND GMIB MAX III RIDERS


If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



(a)        AB Global Dynamic Allocation Portfolio



(b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c)        AQR Global Risk Balanced Portfolio


(d)        BlackRock Global Tactical Strategies Portfolio



(e)        Brighthouse Balanced Plus Portfolio



(f)        Invesco Balanced-Risk Allocation Portfolio



(g)        JPMorgan Global Active Allocation Portfolio



(h)        MetLife Multi-Index Targeted Risk Portfolio


(i)        PanAgora Global Diversified Risk Portfolio


(j)        Pyramis(R) Managed Risk Portfolio


(k)        Schroders Global Multi-Asset Portfolio



In addition, you may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio or Pyramis(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max riders.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max riders are not selected may offer the potential for higher returns. Before you select a GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect a GMIB Max rider. However, after your contract has been issued with a GMIB Max rider, all of the portfolios listed above are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described below in "Other Information - Requests and Elections." Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")

You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If you elected a GMIB Max rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits -- Guaranteed Income Benefits" section.)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. The following subsections describe current and potential restrictions on subsequent Purchase Payments for the GMIB Max riders.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.



Current Restrictions on Subsequent Purchase Payments. If you elected the GMIB Max III or GMIB Max IV optional riders, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.



If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III or GMIB Max IV rider.


In addition, we will permit you to make a subsequent Purchase Payment when either of the following conditions applies to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


Restrictions on Subsequent Purchase Payments after Rider Terminates. If you elected a GMIB Max rider and it terminates, the subsequent Purchase Payment restrictions described above will no longer apply. (For information on the termination of the GMIB Max riders, see the description of the GMIB Max riders in the "Living Benefits -- Guaranteed Income Benefits" section.)


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the free look period. (See the "Free Look" section below.) After the free look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LWG II AND EDB II RIDERS


Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime

Withdrawal Guarantee II or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).



OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account
                              ------------
Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the
---------
percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   MetLife Aggregate Bond Index Portfolio
     PIMCO Inflation Protected Bond Portfolio

   PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Brighthouse/Wellington Large Cap Research Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio

   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Invesco Mid Cap Value Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

Platform 4
----------


     American Funds Global Small Capitalization Fund


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Clarion Global Real Estate Portfolio
   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The

Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


(a) AB Global Dynamic Allocation Portfolio


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio



(e) Brighthouse Balanced Plus Portfolio


(f) Invesco Balanced-Risk Allocation Portfolio


(g) JPMorgan Global Active Allocation Portfolio



(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis(R) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




BRIGHTHOUSE FUNDS TRUST I (CLASS B)


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*

     AQR Global Risk Balanced Portfolio*

     BlackRock Global Tactical Strategies Portfolio*

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio (formerly MetLife Asset
         Allocation 100 Portfolio)

     Brighthouse Balanced Plus Portfolio* (formerly MetLife Balanced Plus
         Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (formerly
         Met/Franklin Low Duration Total Return Portfolio)

     Brighthouse/Templeton International Bond Portfolio# (formerly
         Met/Templeton International Bond Portfolio)

     Brighthouse/Wellington Large Cap Research Portfolio (formerly
         Met/Wellington Large Cap Research Portfolio)


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio*

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio*


     JPMorgan Small Cap Value Portfolio


     MetLife Multi-Index Targeted Risk Portfolio*

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio*

     Pyramis(R) Managed Risk Portfolio*

     Schroders Global Multi-Asset Portfolio*

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)

     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)


     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)* (formerly Barclays
         Aggregate Bond Index Portfolio)


     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)# (formerly Van Eck
         Global Natural Resources Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


   * If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
   "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.



   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":



     BlackRock Global Tactical Strategies Portfolio


     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or the Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


o To transfer to an Investment Portfolio your selling firm may not make available when you apply for the contract, you can contact us directly once your contract has been issued, as described in "Other Information - Requests and Elections."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio


      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Templeton International Bond Portfolio


      Clarion Global Real Estate Portfolio

      JPMorgan Small Cap Value Portfolio


      Loomis Sayles Small Cap Growth Portfolio


      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio


      VanEck Global Natural Resources Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more

"round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Net Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Net Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II or the Enhanced Death Benefit II rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Net Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Net Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Net Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Net Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max IV or GMIB Max III rider, the Fixed Account is not available for automatic rebalancing.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each Investment Portfolio.

This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


The Enhanced Death Benefit II was available with contracts issued from July 19, 2010 through October 7, 2011. If you selected the Enhanced Death Benefit II rider, and if you were age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you were age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit -- Optional Death
Benefit -- Enhanced Death Benefit II.")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you selected the Enhanced Death Benefit II rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit II rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit II rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit II rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.) The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009.


(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider was called the Guaranteed Minimum Income

Benefit I (GMIB I) rider. References to "GMIB" in this prospectus exclude the
                                                                  -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a discussion of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you selected a GMIB rider and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st (for GMIB Max IV, GMIB Max III, LIS Plus II, or LIS Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max IV, GMIB Max III, LIS Plus II and LIS Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)


If you selected the GMIB Max IV, GMIB Max III or the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


If you selected the GMIB I rider, the rider charge is 0.35% of the Income Base. (See Appendix D for a discussion of how the Income Base for the GMIB I rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I) (collectively referred to as Lifetime Withdrawal Guarantee (LWG) riders). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through February 23, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


If you elected one of the LWG riders or the GWB I rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for each version of the LWG or the GWB I rider are listed below.


For the LWG riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the LWG riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the GWB I rider, the charge is a percentage of the Guaranteed Withdrawal Amount on the contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits Description of the Guaranteed Withdrawal Benefit I".)


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base equals zero (see "Living Benefits - Guaranteed Withdrawal Benefits -- Description of GWB I").


If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If an LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if an LWG rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The LWG and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the LWG rider charges upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the LWG II rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Automatic Annual Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


The rider charge for the LWG II rider is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95%% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


If an Automatic Annual Step-Up occurs under the LWG I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the LWG rider for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-
                                                                     Up occurs.


The rider charge for the GWB I rider is 0.25% of the Guaranteed Withdrawal
Amount.


SALES CHARGE


We impose a sales charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We deduct the sales charge from a Purchase Payment before it is allocated to an Investment Portfolio, the Fixed Account, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


"Your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) the most recent Account Value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent Account Value in the contract from (b) all prior Purchase Payments made under the contract (excluding the new Purchase Payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.


EXAMPLES


(1) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.


(2) Assume your new Purchase Payment is $5,000, your most recent Account Value in this contract is

      $100,000, and your prior Purchase Payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent Account Value in this contract from prior Purchase Payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new Purchase Payment ($5,000), your most recent Account Value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 =
      $105,000.



Additional Purchase Payments sent directly to BLIC will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional Purchase Payments directly to BLIC. To avoid this, send additional Purchase Payments for this contract through your registered representative.



For contracts issued from November 7, 2005 through November 6, 2009, in most
-------------------------------------------------------------------
states, "your investment" means the total dollar amount, as of the date we receive your Purchase Payment, of: (1) your Purchase Payment; (2) any existing Account Value in this contract; and (3) the Account Value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the Owner's and Joint Owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.


For contracts issued on or before November 4, 2005, your investment is
---------------------------------------------------
calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the Accumulation Phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.


If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination.


The sales charge is:



                                  Sales Charge as
Your Investment            percentage of Purchase Payment
-----------------------   -------------------------------
Less than $50,000                      5.75%
$50,000 - 99,999.99                    4.50%
$100,000 - 249,999.99                  3.50%
$250,000 - 499,999.99                  2.50%
$500,000 - 999,999.99                  2.00%
$1,000,000 or greater                  1.00%


HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of Purchase Payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the Purchase Payments you chose as your goal. We will deduct the sales charge based on the total of the Purchase Payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your Purchase Payment goal. If you do not make the amount of Purchase Payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended Purchase Payments and the sales charge determined with the actual Purchase Payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the Investment Portfolios, the Fixed Account and any Enhanced Dollar Cost Averaging account or Three Month Market Entry account in the ratio each portfolio/account bears to your total Account Value. We reserve the right to modify, suspend or terminate this feature at any time.



In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BLIC. BLIC may not deduct a sales charge under a contract issued to an officer, director or employee of BLIC or any of its affiliates.



PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB MAX IV, GMIB MAX III, LIS PLUS II, LIS PLUS I OR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.

During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one

Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.

Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GMIB or GWB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED INCOME BENEFITS


We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders are called either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) riders, (collectively referred to herein as "GMIB" riders). The GMIB riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.


Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are five different versions of the GMIB under this contract: GMIB Max IV, GMIB Max III, LIS Plus II, LIS Plus I, and LIS. The GMIB Max IV rider is currently available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts,

Montana, Washington, and Wyoming. The GMIB Max III rider is currently available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. The LIS Plus I rider was available with contracts issued from April 28, 2008 through July 16, 2010. The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. (We may refer to "LIS riders" as "GMIB riders" in this prospectus.)

(A sixth GMIB rider was available with contracts issued from May 21, 2001 through June 28, 2002. This GMIB rider is called the Guaranteed Minimum Income

Benefit I (GMIB I) rider. References to GMIB in this prospectus exclude the
                                                                -------
GMIB I rider. The GMIB I rider is described in more detail only in Appendix D to this prospectus.)


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB Max IV, GMIB Max III and all versions of the LIS riders (collectively referred to herein as "GMIB" riders), we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. For GMIB Max III and LIS Plus II in contracts issued on or after February 28, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on or before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max IV, GMIB Max III, LIS Plus II, and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise a GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under a GMIB rider, you may elect any of the Annuity Options available under the contract.

OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, the older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX IV


The GMIB Max IV rider is available only for Owners up through age 78, and you can only elect the GMIB Max IV at the time you purchase the contract. The GMIB Max IV rider was available only with contracts issued on and after August 20, 2012 in Delaware, Maryland, Massachusetts, Montana, Washington, and Wyoming. THE GMIB MAX IV RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 4.5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken before the fifth contract anniversary; or up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year, if the first withdrawal is taken on or after the fifth contract anniversary) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max IV" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) If total withdrawals in a Contract Year are greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage (as defined below), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. Depending on the relative amounts of the Annual Increase Amount and the Account Value, such a proportional reduction may result in a significant reduction in the Annual Increase Amount (particularly when the Account Value is lower than the Annual Increase Amount), and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Complying with the two conditions described in
(b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the dollar-for-dollar withdrawal percentage) will result in dollar-for-dollar treatment of the withdrawals.


The dollar-for-dollar withdrawal percentage will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher dollar-for-dollar withdrawal percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals (as described in (b) above) rather than a proportional adjustment (as described in (a) above). As noted, depending on the relative amounts of the Annual Increase Amount and the Account Value, such "dollar-for-dollar" withdrawal adjustment may be more favorable than a "proportional reduction" adjustment.


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. As noted above, one of the factors used in calculating withdrawal adjustments is called the "dollar-for-dollar withdrawal percentage."


If the first withdrawal is taken before the fifth contract anniversary, the
----------------------------------------------------------------------
dollar-for-dollar withdrawal percentage is the greater of:


(a) 4.5%; or


(b) the required minimum distribution rate (as defined above under "Annual Increase Rate").


If the first withdrawal is taken before the fifth contract anniversary, item
(a) will remain 4.5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


If the first withdrawal is taken on or after the fifth contract anniversary,
---------------------------------------------------------------------------
the dollar-for-dollar withdrawal percentage is identical to the annual increase rate described above under "Annual Increase Rate" -- that is, it is the greater of:


(a) 5%; or


(b) the required minimum distribution rate.


If the first withdrawal is taken on or after the fifth contract anniversary, item (a) will remain 5%; it will never increase or decrease.


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the dollar-for-dollar withdrawal percentage is 0%.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value.

After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max IV investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.



If you elect the GMIB Max IV rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders," and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.


The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max IV rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max IV rider is not selected may offer the potential for higher returns. Before you select the GMIB Max IV rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max IV rider. However, after your contract has been issued with the GMIB Max IV rider, all of the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information -- Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates. If
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the GMIB Max IV rider terminates (see "Terminating the GMIB Max IV Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max IV rider to make subsequent Purchase Payments if: (a) the GMIB Max IV rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max IV rider offered to new customers (for example, if we change the GMIB Max IV rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max IV rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX IV. If you elected the GMIB Max IV optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max IV rider.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or
(b) the rider charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max IV rider terminates ("see Terminating the GMIB Max IV Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max IV rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max IV Rider Terminates").


EXERCISING THE GMIB MAX IV RIDER. If you exercise the GMIB Max IV, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max IV rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max IV, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 0.5% per annum. However, the GMIB Max IV payout rates are enhanced under the following circumstances.


If you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 4.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max IV rider and if:


o  you take no withdrawals prior to age 67;


o your Account Value is fully withdrawn or decreases to zero at or after your 67th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max IV rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max IV rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max IV rider, the spouse would be eligible for the 4.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max IV, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX IV RIDER. Except as otherwise provided in the GMIB Max IV rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max IV rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max IV rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max IV investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max IV Rider Terminates").


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX IV


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 4.5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken before the fifth contract anniversary), or 5% of the Annual Increase Amount at the beginning of the Contract Year (if the first withdrawal is taken on or after the fifth contract anniversary). Any amounts above 4.5% of the Annual Increase Amount (if the first withdrawal is taken before the fifth contract anniversary) or 5% of the Annual Increase Amount (if the first withdrawal is taken on or after the fifth contract anniversary) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max IV, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments (starting before the fifth contract anniversary) totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the

Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max IV rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX III


The GMIB Max III rider was available only with contracts issued on and after August 20, 2012 in Nevada and New Jersey. Prior to August 20, 2012, the GMIB Max III rider was available in all states in which the contract was available. The GMIB Max III rider is only available for Owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b)below.


(a) Highest Anniversary Value:On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii),where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

(2a) if you enroll only in the Automated Required Minimum Distribution Program,
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         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
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rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the

Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)



In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."


If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the rider's investment allocation restrictions.


If you elect the GMIB Max III rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to the BlackRock Ultra-Short Term Bond Portfolio.



The Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" (other than the MetLife Aggregate Bond Index Portfolio and Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with GMIB Max III meet your investment objectives and risk tolerance.



Your selling firm may not make one or more of the Investment Portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders" are available for Purchase Payments or Account Value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the Investment Portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such Investment Portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section. Any such transaction will be counted as a transfer for purposes of any applicable transfer fee. (See "Expenses -- Transfer Fee.")


Restrictions on Investment Allocations If the GMIB Max III Rider Terminates. If
----------------------------------------------------------------------------
the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max III rider to make subsequent Purchase Payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max IV and GMIB Max III Riders."



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. If you elected the GMIB Max III optional rider, except as described below we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

If, as of July 15, 2013, you have a letter on file with us indicating the total amount of Purchase Payments you intend to make under this contract during a 13-month period (a "letter of intent"), we will accept subsequent Purchase Payments from you after August 9, 2013 until the end of the 13-month period indicated in the letter (see "Expenses - Sales Charge - How to Reduce the Sales Charge"). Effective July 16, 2013, we will not accept new letters of intent for Class A contracts with a GMIB Max III rider.

If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider" below), the subsequent Purchase Payment restrictions described above will no longer apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a)minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. Any subsequent Purchase Payment restrictions and the investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB MAX III RIDER. If you exercise the GMIB Max III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Max III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.


If you select the GMIB Max III rider and if:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max III, you may elect any of the Annuity Options available under the contract.

TERMINATING THE GMIB MAX III RIDER. Except as otherwise provided in the GMIB Max III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint OIwner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the GMIB Max III rider terminates, the corresponding rider charge terminates, and any subsequent Purchase Payment restrictions and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations If the GMIB Max III Rider Terminates.")


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider was available with contracts issued from July 19, 2010 through February 24, 2012. In states where approved, the LIS Plus II rider was available only for Owners up through age 78, and you could only elect the LIS Plus II rider at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b)below.


(a) Highest Anniversary Value:On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount:On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii),where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the

      Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base" above).


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

In determining the LIS annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b)where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.


The LIS Annuity Table is specified in the rider. For LIS Plus II, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the LIS Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the LIS Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the annuity rates in the LIS Annuity Table are calculated
-----------------
based on the Annuity 2000 Mortality Table with 10-year age set back with interest of 1.5% per annum. However the LIS Plus II payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required

Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the GMIB.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued from April 28, 2008 through July 16, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The LIS payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the LIS Plus I rider on or before February 23, 2009,
------------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):

(9) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The LIS payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider was available with contracts issued from February 9, 2004 through May 1, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:

      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(See Appendix E for examples illustrating the operation of the LIS rider.)


GUARANTEED WITHDRAWAL BENEFITS


We offered three optional guaranteed withdrawal benefit (GWB) riders under this contract for an additional charge: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The LWG II rider was available with contracts issued from April 28, 2008 through Februrary 20, 2009. The LWG I rider was available with contracts issued from February 26, 2007 through April 25, 2008. The GWB I rider was available with contracts issued from November 7, 2005 through April 30, 2010.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT

PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples illustrating the operation of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider was available with contracts issued from April 28, 2008 through February 23, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal

Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS

WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you
may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);

(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to
Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider was available with contracts issued between February 26, 2007 through April 25, 2008. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio


   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        BlackRock Ultra-Short Term Bond Portfolio

   (f)        Brighthouse Asset Allocation 20 Portfolio

   (g)        Brighthouse Asset Allocation 40 Portfolio

   (h)        Brighthouse Asset Allocation 60 Portfolio

   (i)        Brighthouse Asset Allocation 80 Portfolio

   (j)        Brighthouse Balanced Plus Portfolio

   (k)        Invesco Balanced-Risk Allocation Portfolio

   (l)        JPMorgan Global Active Allocation Portfolio

   (m)        MetLife Aggregate Bond Index Portfolio

   (n)        MetLife Multi-Index Targeted Risk Portfolio


   (o)        PanAgora Global Diversified Risk Portfolio

   (p)        Pyramis(R) Government Income Portfolio

   (q)        Pyramis(R) Managed Risk Portfolio

   (r)        Schroders Global Multi-Asset Portfolio

   (s)        SSGA Growth and Income ETF Portfolio

   (t)        SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider was available with contracts issued from November 7, 2005 through April 30, 2010.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason, subject to our administrative procedures;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


RIDER CHARGE. If the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base equals zero.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the Investment Portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the Purchase Payment) and the minimum sales charge (1.00% of the Purchase Payment).


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The Enhanced Death Benefit II rider was available with contracts issued from July 19, 2010 through October 7, 2011.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


Standard Death Benefit -- Principal Protection


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2)and (3) above:


o Subsection (2) is changed to provide:"The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date";


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be calculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


The Enhanced Death Benefit II (EDB II) rider was available with contracts issued from July 19, 2010 through October 7, 2011. The Enhanced Death Benefit II rider was available (subject to investment allocation restrictions) for contract Owners age 75 or younger at the effective date of the contract. If you selected the EDB II rider, you could not select the Additional Death
Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit II rider is referred to in your contract as the "Guaranteed Minimum Death Benefit" or "GMDB."


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you selected the EDB II rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of(a) or (b) below:


      (a) Highest Anniversary Value:On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;

(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you selected the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit II.)

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elected EDB II, enrolled in the Systematic Withdrawal Program, and elected to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b)below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less
              (ii),where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2)above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b),where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



    Issue Age                Percentage
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable sales charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the Beneficiary at the end of the 60 day period.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase

Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k),

403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth

IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax adviser regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/

companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as MetLife Investors Variable Annuity Account One. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.

DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments, along with annual trail commissions beginning in year two up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007         26.022880         29.484151        7,325.4267
01/01/2008 to 12/31/2008         29.484151         17.920810       21,292.6682
01/01/2009 to 12/31/2009         17.920810         25.160165       27,172.9200
01/01/2010 to 12/31/2010         25.160165         27.738673       22,965.1668
01/01/2011 to 12/31/2011         27.738673         24.935541       23,325.9836
01/01/2012 to 12/31/2012         24.935541         30.149823       30,626.8400
01/01/2013 to 12/31/2013         30.149823         38.424764       26,256.7772
01/01/2014 to 12/31/2014         38.424764         38.786426       26,215.8844
01/01/2015 to 12/31/2015         38.786426         40.920832       25,977.6670
01/01/2016 to 12/31/2016         40.920832         40.622844       26,085.5256
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         32.152411         16.281922        2,529.5529
01/01/2009 to 12/31/2009         16.281922         25.910124        9,043.2800
01/01/2010 to 12/31/2010         25.910124         31.292670        5,711.4306
01/01/2011 to 12/31/2011         31.292670         24.963094        6,507.9779
01/01/2012 to 12/31/2012         24.963094         29.103340        7,500.9106
01/01/2013 to 12/31/2013         29.103340         36.832995        5,250.5672
01/01/2014 to 12/31/2014         36.832995         37.110444        6,008.2116
01/01/2015 to 12/31/2015         37.110444         36.710100        6,049.7503
01/01/2016 to 12/31/2016         36.710100         36.977817        6,004.5717
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        170.804978         98.796381        1,075.7763
01/01/2009 to 12/31/2009         98.796381        135.887151        6,059.0300
01/01/2010 to 12/31/2010        135.887151        159.110915        8,749.7730
01/01/2011 to 12/31/2011        159.110915        150.267699       13,222.8582
01/01/2012 to 12/31/2012        150.267699        174.764880       22,018.8481
01/01/2013 to 12/31/2013        174.764880        224.324956       20,085.2962
01/01/2014 to 12/31/2014        224.324956        240.148853       18,921.7094
01/01/2015 to 12/31/2015        240.148853        253.177442       16,803.3286
01/01/2016 to 12/31/2016        253.177442        273.481464       15,711.2290
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.224438         10.577077        13,281.8382
01/01/2013 to 12/31/2013        10.577077         11.598375        13,341.1550
01/01/2014 to 12/31/2014        11.598375         12.283690        12,096.0544
01/01/2015 to 12/31/2015        12.283690         12.189171        12,078.4725
01/01/2016 to 12/31/2016        12.189171         12.458163         3,611.1887
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996857          1.040768             0.0000
01/01/2015 to 12/31/2015         1.040768          1.016711             0.0000
01/01/2016 to 12/31/2016         1.016711          1.023088             0.0000
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.159194         11.570824        10,552.0531
01/01/2013 to 12/31/2013        11.570824         11.028529         3,389.3305
01/01/2014 to 12/31/2014        11.028529         11.315616         3,453.7926
01/01/2015 to 12/31/2015        11.315616         10.095134         3,762.7263
01/01/2016 to 12/31/2016        10.095134         10.852268         3,931.4119
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.979267         10.305877        48,995.1477
01/01/2013 to 12/31/2013        10.305877         11.215823        49,634.7316
01/01/2014 to 12/31/2014        11.215823         11.720044        50,124.5085
01/01/2015 to 12/31/2015        11.720044         11.550320        49,625.7741
01/01/2016 to 12/31/2016        11.550320         11.900419        40,806.2585
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        14.515346         18.310367         4,530.5800
01/01/2010 to 12/31/2010        18.310367         20.914174         3,246.0338
01/01/2011 to 12/31/2011        20.914174         21.118055         5,325.0721
01/01/2012 to 12/31/2012        21.118055         24.279981         7,727.0288
01/01/2013 to 12/31/2013        24.279981         26.190152        11,799.3116
01/01/2014 to 12/31/2014        26.190152         26.690421        11,645.8495
01/01/2015 to 12/31/2015        26.690421         25.266812        11,710.8618
01/01/2016 to 12/31/2016        25.266812         28.412478        11,797.1158
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.179718          9.397492             0.0000
01/01/2009 to 12/31/2009         9.397492         12.491908           698.5300
01/01/2010 to 12/31/2010        12.491908         14.309532           460.6919
01/01/2011 to 12/31/2011        14.309532         13.329346         2,090.2664
01/01/2012 to 12/31/2012        13.329346         16.567309         4,799.8586
01/01/2013 to 12/31/2013        16.567309         16.924694         5,230.4451
01/01/2014 to 12/31/2014        16.924694         18.913103         4,979.7029
01/01/2015 to 12/31/2015        18.913103         18.397973         5,105.8074
01/01/2016 to 12/31/2016        18.397973         18.309894         5,524.1984
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.118567          6.454427         3,583.1560
01/01/2012 to 12/31/2012         6.454427          7.545908         8,150.6399
01/01/2013 to 12/31/2013         7.545908         10.839683         8,276.5475
01/01/2014 to 12/31/2014        10.839683         12.714803         8,182.1491
01/01/2015 to 12/31/2015        12.714803         12.037963         7,298.8253
01/01/2016 to 12/31/2016        12.037963         12.194897         7,432.0344
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.174422         10.372626             0.0000
01/01/2008 to 12/31/2008        10.372626          4.644172             0.0000
01/01/2009 to 12/31/2009         4.644172          6.321646             0.0000
01/01/2010 to 12/31/2010         6.321646          6.694375             0.0000
01/01/2011 to 04/29/2011         6.694375          7.119357             0.0000
--------------------------      ---------         ---------             ------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010721          1.048350             0.0000
01/01/2013 to 12/31/2013         1.048350          1.053540       153,975.3507
01/01/2014 to 12/31/2014         1.053540          1.097420             0.0000
01/01/2015 to 12/31/2015         1.097420          1.037178             0.0000
01/01/2016 to 12/31/2016         1.037178          1.143163             0.0000
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        11.999016         11.542253       100,495.9824
01/01/2008 to 12/31/2008        11.542253          7.297697       104,166.8876
01/01/2009 to 12/31/2009         7.297697          9.114185       151,247.8000
01/01/2010 to 12/31/2010         9.114185         10.329724       167,704.4953
01/01/2011 to 12/31/2011        10.329724         10.042356       167,357.7837
01/01/2012 to 12/31/2012        10.042356         11.741929       178,529.7040
01/01/2013 to 12/31/2013        11.741929         15.684588       175,506.8109
01/01/2014 to 12/31/2014        15.684588         16.915279       168,820.7112
01/01/2015 to 12/31/2015        16.915279         15.691996       134,392.6920
01/01/2016 to 12/31/2016        15.691996         18.159580       122,436.3977
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        27.839479         27.628858        88,535.4225
01/01/2008 to 12/31/2008        27.628858         16.688111        77,820.0089
01/01/2009 to 12/31/2009        16.688111         20.833061        64,600.9700
01/01/2010 to 12/31/2010        20.833061         25.800792        56,548.7310
01/01/2011 to 12/31/2011        25.800792         24.514149        52,494.9829
01/01/2012 to 12/31/2012        24.514149         27.738133        52,296.4017
01/01/2013 to 12/31/2013        27.738133         35.659648        49,529.9625
01/01/2014 to 12/31/2014        35.659648         38.574121        49,799.6360
01/01/2015 to 12/31/2015        38.574121         34.638860        48,439.3665
01/01/2016 to 12/31/2016        34.638860         39.472857        46,892.2361
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        16.179840         17.241736             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012776          1.050397       160,620.1945
01/01/2013 to 12/31/2013         1.050397          1.150170       157,541.1071
01/01/2014 to 12/31/2014         1.150170          1.213904       154,950.9263
01/01/2015 to 12/31/2015         1.213904          1.208337       149,450.5817
01/01/2016 to 12/31/2016         1.208337          1.226741       146,111.2317
--------------------------      ---------         ---------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.296949          9.861594             0.0000
01/01/2009 to 12/31/2009         9.861594         12.528820         4,048.3800
01/01/2010 to 12/31/2010        12.528820         14.740249         6,081.3055
01/01/2011 to 12/31/2011        14.740249         13.036124         9,789.2464
01/01/2012 to 12/31/2012        13.036124         14.835664        11,582.3449
01/01/2013 to 12/31/2013        14.835664         19.452529        11,826.2455
01/01/2014 to 12/31/2014        19.452529         20.030611        11,749.7659
01/01/2015 to 12/31/2015        20.030611         18.293046         8,041.8269
01/01/2016 to 12/31/2016        18.293046         23.553679         7,551.5952
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        13.506976          6.197845         3,346.3309
01/01/2009 to 12/31/2009         6.197845         10.330687        16,629.0500
01/01/2010 to 12/31/2010        10.330687         12.603356        10,636.7148
01/01/2011 to 12/31/2011        12.603356         10.108878        10,165.0186
01/01/2012 to 12/31/2012        10.108878         11.857090        15,308.9478
01/01/2013 to 12/31/2013        11.857090         11.115399        15,976.2637
01/01/2014 to 12/31/2014        11.115399         10.251227        15,638.5437
01/01/2015 to 12/31/2015        10.251227          8.716743        17,008.3494
01/01/2016 to 12/31/2016         8.716743          9.589017        17,639.3297
--------------------------      ---------         ---------        -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988152          9.770313        27,451.2876
01/01/2012 to 12/31/2012         9.770313         10.062528       113,251.7983
01/01/2013 to 12/31/2013        10.062528         10.042830       112,683.5818
01/01/2014 to 12/31/2014        10.042830         10.012969       116,086.6523
01/01/2015 to 12/31/2015        10.012969          9.817209       116,484.2470
01/01/2016 to 12/31/2016         9.817209          9.989057       118,369.9492
--------------------------      ---------         ---------       ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.794250         12.211146             0.0000
01/01/2011 to 12/31/2011        12.211146         12.007884         2,600.5262
01/01/2012 to 12/31/2012        12.007884         13.538578         2,585.2416
01/01/2013 to 12/31/2013        13.538578         13.495606         2,796.6124
01/01/2014 to 12/31/2014        13.495606         13.466503         2,817.3905
01/01/2015 to 12/31/2015        13.466503         12.733258         2,972.0682
01/01/2016 to 12/31/2016        12.733258         12.672388             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         7.120924          8.526874           876.8600
01/01/2010 to 12/31/2010         8.526874          9.452792         1,458.4886
01/01/2011 to 12/31/2011         9.452792          9.342637         6,195.6387
01/01/2012 to 12/31/2012         9.342637         10.444557        38,778.6136
01/01/2013 to 12/31/2013        10.444557         13.826130         7,127.5450
01/01/2014 to 12/31/2014        13.826130         15.470551         6,653.4906
01/01/2015 to 12/31/2015        15.470551         15.936277         7,169.3719
01/01/2016 to 12/31/2016        15.936277         17.010416         7,126.6008
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.056666         13.252498         4,384.9582
01/01/2008 to 12/31/2008        13.252498          7.738190         4,329.3463
01/01/2009 to 12/31/2009         7.738190         10.126785         1,594.7800
01/01/2010 to 12/31/2010        10.126785         11.639696         9,767.3243
01/01/2011 to 12/31/2011        11.639696         10.820643         6,780.4046
01/01/2012 to 12/31/2012        10.820643         12.462001        26,078.6109
01/01/2013 to 12/31/2013        12.462001         15.922801        26,183.8170
01/01/2014 to 12/31/2014        15.922801         16.508675        25,751.2614
01/01/2015 to 12/31/2015        16.508675         15.960226        25,645.5171
01/01/2016 to 12/31/2016        15.960226         17.159950        22,519.3584
--------------------------      ---------         ---------       ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.006229         10.473971        98,124.6141
01/01/2013 to 12/31/2013        10.473971         11.817598       149,163.1893
01/01/2014 to 12/31/2014        11.817598         12.784040       133,732.5617
01/01/2015 to 12/31/2015        12.784040         12.097069       154,427.6931
01/01/2016 to 12/31/2016        12.097069         12.933204       130,087.3579
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.799971         11.296615             0.0000
01/01/2014 to 12/31/2014        11.296615         12.177281             0.0000
01/01/2015 to 12/31/2015        12.177281         11.868407             0.0000
01/01/2016 to 12/31/2016        11.868407         12.219946             0.0000
--------------------------      ---------         ---------             ------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.082372         17.974294        36,702.0236
01/01/2008 to 12/31/2008        17.974294         10.220104        32,664.6873
01/01/2009 to 12/31/2009        10.220104         13.265886        42,402.1000
01/01/2010 to 12/31/2010        13.265886         14.580731        59,499.7814
01/01/2011 to 12/31/2011        14.580731         12.844299        82,428.4023
01/01/2012 to 12/31/2012        12.844299         14.788292       143,227.6480
01/01/2013 to 12/31/2013        14.788292         17.399665       135,030.7511
01/01/2014 to 12/31/2014        17.399665         15.973363       134,606.0331
01/01/2015 to 12/31/2015        15.973363         15.479631       123,022.0487
01/01/2016 to 12/31/2016        15.479631         15.138377       121,662.4897
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.782675         13.135094        57,597.8959
01/01/2008 to 12/31/2008        13.135094          6.900038        55,931.1159
01/01/2009 to 12/31/2009         6.900038         10.706333        68,652.9100
01/01/2010 to 12/31/2010        10.706333         13.952112        70,973.8404
01/01/2011 to 12/31/2011        13.952112         12.812565        78,913.2283
01/01/2012 to 12/31/2012        12.812565         13.813101       114,931.4118
01/01/2013 to 12/31/2013        13.813101         18.946052       108,628.1480
01/01/2014 to 12/31/2014        18.946052         18.881566       105,715.8726
01/01/2015 to 12/31/2015        18.881566         17.692722        75,347.6731
01/01/2016 to 12/31/2016        17.692722         15.978689        75,349.1670
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.399664         20.336533        21,936.7914
01/01/2008 to 12/31/2008        20.336533         11.925811        22,126.5459
01/01/2009 to 12/31/2009        11.925811         16.448896        22,273.6100
01/01/2010 to 12/31/2010        16.448896         18.813136        23,065.8361
01/01/2011 to 12/31/2011        18.813136         17.001221        23,422.7192
01/01/2012 to 12/31/2012        17.001221         20.323672        21,452.7556
01/01/2013 to 12/31/2013        20.323672         25.487741        48,667.9690
01/01/2014 to 12/31/2014        25.487741         25.684670        45,777.6188
01/01/2015 to 12/31/2015        25.684670         26.337542        45,431.3296
01/01/2016 to 12/31/2016        26.337542         26.044399        45,138.8249
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2007 to 12/31/2007        18.786403         18.968127        12,710.1142
01/01/2008 to 12/31/2008        18.968127         10.792850        20,038.7030
01/01/2009 to 12/31/2009        10.792850         13.960034        15,513.0600
01/01/2010 to 12/31/2010        13.960034         14.791332        14,519.4623
01/01/2011 to 04/29/2011        14.791332         16.505355             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998521          6.571546         5,604.9273
01/01/2009 to 12/31/2009         6.571546          8.598375        23,592.6100
01/01/2010 to 12/31/2010         8.598375          9.132818        29,395.5122
01/01/2011 to 12/31/2011         9.132818          8.389147        54,921.2159
01/01/2012 to 12/31/2012         8.389147         10.114598        59,535.4392
01/01/2013 to 04/26/2013        10.114598         10.754585             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999815          1.035946             0.0000
01/01/2015 to 12/31/2015         1.035946          0.966076             0.0000
01/01/2016 to 12/31/2016         0.966076          1.059141             0.0000
--------------------------       --------          --------             ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.756012         13.007430         2,656.6800
01/01/2010 to 12/31/2010        13.007430         13.829023        13,281.9282
01/01/2011 to 12/31/2011        13.829023         15.164142        12,580.8794
01/01/2012 to 12/31/2012        15.164142         16.325836        40,282.9032
01/01/2013 to 12/31/2013        16.325836         14.612977        34,258.7106
01/01/2014 to 12/31/2014        14.612977         14.834134        22,896.3484
01/01/2015 to 12/31/2015        14.834134         14.180068        22,807.2097
01/01/2016 to 12/31/2016        14.180068         14.687170        19,958.4976
--------------------------      ---------         ---------        -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.603183         13.373813        58,107.9798
01/01/2008 to 12/31/2008        13.373813         13.248072        64,102.6796
01/01/2009 to 12/31/2009        13.248072         15.426883       103,463.8700
01/01/2010 to 12/31/2010        15.426883         16.463606       138,933.9334
01/01/2011 to 12/31/2011        16.463606         16.758272       175,641.0545
01/01/2012 to 12/31/2012        16.758272         18.065121       286,628.6147
01/01/2013 to 12/31/2013        18.065121         17.481506       272,331.1726
01/01/2014 to 12/31/2014        17.481506         17.970062       271,015.5357
01/01/2015 to 12/31/2015        17.970062         17.729994       253,066.2831
01/01/2016 to 12/31/2016        17.729994         17.948745       245,745.4570
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.777997         10.948317             0.0000
01/01/2013 to 12/31/2013        10.948317         10.313337             0.0000
01/01/2014 to 12/31/2014        10.313337         10.943929        15,012.7261
01/01/2015 to 12/31/2015        10.943929         10.843616        15,012.7261
01/01/2016 to 12/31/2016        10.843616         10.839137        15,012.7261
--------------------------      ---------         ---------       ------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.216235         10.756970             0.0000
01/01/2014 to 12/31/2014        10.756970         11.529775             0.0000
01/01/2015 to 12/31/2015        11.529775         11.232828             0.0000
01/01/2016 to 12/31/2016        11.232828         11.588201             0.0000
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010754          1.068516             0.0000
01/01/2013 to 12/31/2013         1.068516          1.160776             0.0000
01/01/2014 to 12/31/2014         1.160776          1.233840             0.0000
01/01/2015 to 12/31/2015         1.233840          1.206595             0.0000
01/01/2016 to 12/31/2016         1.206595          1.257711             0.0000
--------------------------      ---------         ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.821413         10.578008         6,377.6700
01/01/2010 to 12/31/2010        10.578008         11.713492         7,105.4233
01/01/2011 to 12/31/2011        11.713492         11.679368        15,493.5322
01/01/2012 to 12/31/2012        11.679368         13.002009        69,440.6557
01/01/2013 to 12/31/2013        13.002009         14.486473        70,151.7551
01/01/2014 to 12/31/2014        14.486473         15.122865        59,725.5105
01/01/2015 to 12/31/2015        15.122865         14.627171        56,039.5907
01/01/2016 to 12/31/2016        14.627171         15.265732        55,846.8939
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.120450      10.025004            1,605.3000
01/01/2010 to 12/31/2010        10.025004      11.290542            1,073.4256
01/01/2011 to 12/31/2011        11.290542      10.902286            4,793.8221
01/01/2012 to 12/31/2012        10.902286      12.372150            5,057.9109
01/01/2013 to 12/31/2013        12.372150      14.412225            4,529.0657
01/01/2014 to 12/31/2014        14.412225      14.983803            4,468.0686
01/01/2015 to 12/31/2015        14.983803      14.441245            4,384.3269
01/01/2016 to 12/31/2016        14.441245      15.227757              936.5746
--------------------------      ---------      ---------            ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        55.461633      56.750170           50,623.4774
01/01/2008 to 12/31/2008        56.750170      35.646417           50,115.2650
01/01/2009 to 12/31/2009        35.646417      41.637010           51,066.6800
01/01/2010 to 12/31/2010        41.637010      48.070128           46,736.8731
01/01/2011 to 12/31/2011        48.070128      45.524924           44,599.9019
01/01/2012 to 12/31/2012        45.524924      52.985763           40,006.3971
01/01/2013 to 12/31/2013        52.985763      69.931767           39,756.6436
01/01/2014 to 12/31/2014        69.931767      78.156838           36,155.1437
01/01/2015 to 12/31/2015        78.156838      74.343751           31,980.5433
01/01/2016 to 12/31/2016        74.343751      85.041161           30,304.7732
--------------------------      ---------      ---------           -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        58.039761      53.799492                0.0000
01/01/2008 to 12/31/2008        53.799492      32.536543                0.0000
01/01/2009 to 12/31/2009        32.536543      41.669985                0.0000
01/01/2010 to 04/30/2010        41.669985      44.526821                0.0000
--------------------------      ---------      ---------           -----------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        18.086345      19.639138                0.0000
01/01/2008 to 12/31/2008        19.639138      10.803218                0.0000
01/01/2009 to 12/31/2009        10.803218      12.991027                0.0000
01/01/2010 to 12/31/2010        12.991027      13.696258                0.0000
01/01/2011 to 12/31/2011        13.696258      10.792437                0.0000
01/01/2012 to 12/31/2012        10.792437      12.709057                0.0000
01/01/2013 to 12/31/2013        12.709057      14.436730                0.0000
01/01/2014 to 12/31/2014        14.436730      13.766953                0.0000
01/01/2015 to 12/31/2015        13.766953      13.287603                0.0000
01/01/2016 to 12/31/2016        13.287603      13.771545                0.0000
--------------------------      ---------      ---------           -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013        16.942486      16.242517                0.0000
01/01/2014 to 12/31/2014        16.242517      16.899628                0.0000
01/01/2015 to 12/31/2015        16.899628      16.663622                0.0000
01/01/2016 to 12/31/2016        16.663622      16.783192                0.0000
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        46.949642         49.106064         1,907.2222
01/01/2008 to 12/31/2008        49.106064         46.670289         3,269.4370
01/01/2009 to 12/31/2009        46.670289         50.272974         7,461.2500
01/01/2010 to 12/31/2010        50.272974         53.601088        17,244.1774
01/01/2011 to 12/31/2011        53.601088         56.218123        19,913.9111
01/01/2012 to 12/31/2012        56.218123         59.498823        23,285.3975
01/01/2013 to 12/31/2013        59.498823         58.109465        24,690.5412
01/01/2014 to 12/31/2014        58.109465         61.234356        23,897.2628
01/01/2015 to 12/31/2015        61.234356         60.619104        22,833.2013
01/01/2016 to 12/31/2016        60.619104         61.519961        19,566.9355
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        22.232400         28.045236         1,320.2600
01/01/2010 to 12/31/2010        28.045236         33.153421         3,219.6120
01/01/2011 to 12/31/2011        33.153421         29.783498         3,219.4753
01/01/2012 to 12/31/2012        29.783498         33.605071         3,562.0372
01/01/2013 to 12/31/2013        33.605071         44.499811         3,101.7707
01/01/2014 to 12/31/2014        44.499811         47.809519         2,969.2764
01/01/2015 to 12/31/2015        47.809519         50.130141         2,969.0548
01/01/2016 to 12/31/2016        50.130141         49.500096         1,512.1293
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.409835         10.763918        23,550.2192
01/01/2008 to 12/31/2008        10.763918         10.895205        38,080.5389
01/01/2009 to 12/31/2009        10.895205         10.776324        13,378.3100
01/01/2010 to 12/31/2010        10.776324         10.631817        86,204.9433
01/01/2011 to 12/31/2011        10.631817         10.489636        44,838.3451
01/01/2012 to 12/31/2012        10.489636         10.348208        46,422.5729
01/01/2013 to 12/31/2013        10.348208         10.209442        46,497.5339
01/01/2014 to 12/31/2014        10.209442         10.072537        35,703.4447
01/01/2015 to 12/31/2015        10.072537          9.937467        34,805.5979
01/01/2016 to 12/31/2016         9.937467          9.815204        29,879.6716
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         4.958263          5.448501        21,684.3567
01/01/2008 to 12/31/2008         5.448501          3.410752        12,131.1105
01/01/2009 to 12/31/2009         3.410752          4.696321        11,187.7300
01/01/2010 to 12/31/2010         4.696321          5.157584        10,576.5569
01/01/2011 to 12/31/2011         5.157584          5.099848         9,819.3700
01/01/2012 to 12/31/2012         5.099848          5.813815        44,303.6648
01/01/2013 to 12/31/2013         5.813815          7.842779        43,188.7203
01/01/2014 to 12/31/2014         7.842779          8.414137        41,405.9787
01/01/2015 to 12/31/2015         8.414137          9.176231        36,758.1475
01/01/2016 to 12/31/2016         9.176231          9.041433        31,171.1129
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.185190         10.356153        27,276.5866
01/01/2008 to 12/31/2008        10.356153          5.523224        26,363.4789
01/01/2009 to 12/31/2009         5.523224          7.830586        22,378.1600
01/01/2010 to 12/31/2010         7.830586          8.451575        21,985.1238
01/01/2011 to 12/31/2011         8.451575          8.223354        21,401.0719
01/01/2012 to 04/27/2012         8.223354          9.252749             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        11.596153         11.213566         1,674.4920
01/01/2008 to 12/31/2008        11.213566          6.492769         8,427.7368
01/01/2009 to 12/31/2009         6.492769          8.306665        16,713.4700
01/01/2010 to 12/31/2010         8.306665         10.764355        16,699.7572
01/01/2011 to 12/31/2011        10.764355         10.911861        15,953.9538
01/01/2012 to 12/31/2012        10.911861         11.937521        14,348.7984
01/01/2013 to 12/31/2013        11.937521         17.475431        17,075.8718
01/01/2014 to 12/31/2014        17.475431         17.402239        16,459.8584
01/01/2015 to 12/31/2015        17.402239         17.413917        14,543.5699
01/01/2016 to 12/31/2016        17.413917         18.219348        13,962.2212
--------------------------      ---------         ---------        -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.715888         14.272851           164.9300
01/01/2010 to 12/31/2010        14.272851         17.262501           166.7324
01/01/2011 to 12/31/2011        17.262501         14.263425           170.1572
01/01/2012 to 12/31/2012        14.263425         16.590546           715.8214
01/01/2013 to 12/31/2013        16.590546         20.886040           708.2263
01/01/2014 to 12/31/2014        20.886040         19.226484           605.1002
01/01/2015 to 12/31/2015        19.226484         20.060336           589.3600
01/01/2016 to 12/31/2016        20.060336         20.944465           587.6709
--------------------------      ---------         ---------        -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        55.081361         56.184050        42,095.5584
--------------------------      ---------         ---------        -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))

01/01/2007 to 12/31/2007        19.820479         20.531922             0.0000
01/01/2008 to 12/31/2008        20.531922         13.604440         1,106.7780
01/01/2009 to 12/31/2009        13.604440         16.627877        54,990.5000
01/01/2010 to 12/31/2010        16.627877         19.066242        54,977.9878
01/01/2011 to 12/31/2011        19.066242         17.955680        70,301.8050
01/01/2012 to 12/31/2012        17.955680         19.589666       101,627.1142
01/01/2013 to 12/31/2013        19.589666         25.719717        93,687.9676
01/01/2014 to 12/31/2014        25.719717         28.206030        90,740.4943
01/01/2015 to 12/31/2015        28.206030         27.845395        86,320.4563
01/01/2016 to 04/29/2016        27.845395         28.033036             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        12.862149         12.647781       126,186.7374
01/01/2008 to 12/31/2008        12.647781          7.436020       116,116.9597
01/01/2009 to 05/01/2009         7.436020          7.353738             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        38.249678         39.406402        27,041.1047
01/01/2008 to 12/31/2008        39.406402         23.536584        27,387.4448
01/01/2009 to 12/31/2009        23.536584         30.611686        30,008.6900
01/01/2010 to 12/31/2010        30.611686         33.770235        31,394.0155
01/01/2011 to 12/31/2011        33.770235         31.925899        30,124.6959
01/01/2012 to 12/31/2012        31.925899         35.496042        31,191.7733
01/01/2013 to 12/31/2013        35.496042         46.761843        29,111.7711
01/01/2014 to 12/31/2014        46.761843         50.954290        28,826.9886
01/01/2015 to 12/31/2015        50.954290         51.410450        25,515.0007
01/01/2016 to 12/31/2016        51.410450         54.348769        25,631.4828
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.075275         14.358970             0.0000
01/01/2015 to 12/31/2015        14.358970         14.083476             0.0000
01/01/2016 to 12/31/2016        14.083476         14.524065             0.0000
--------------------------      ---------         ---------             ------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.454225         14.863718       430,721.9936
01/01/2015 to 12/31/2015        14.863718         14.507010       398,242.9440
01/01/2016 to 12/31/2016        14.507010         15.183795       355,339.6412
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.171727         11.673513         4,266.8475
01/01/2008 to 12/31/2008        11.673513          9.138270        11,772.3717
01/01/2009 to 12/31/2009         9.138270         11.081056        20,029.4600
01/01/2010 to 12/31/2010        11.081056         12.124412        43,427.7375
01/01/2011 to 12/31/2011        12.124412         12.174531       123,469.5305
01/01/2012 to 12/31/2012        12.174531         13.320973       129,005.4667
01/01/2013 to 12/31/2013        13.320973         14.335611        94,718.4005
01/01/2014 to 04/25/2014        14.335611         14.455829             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.618117         12.172923        43,760.9971
01/01/2008 to 12/31/2008        12.172923          8.836313        40,373.5789
01/01/2009 to 12/31/2009         8.836313         10.991992       138,055.0700
01/01/2010 to 12/31/2010        10.991992         12.189330       205,019.2148
01/01/2011 to 12/31/2011        12.189330         12.012163       243,996.9382
01/01/2012 to 12/31/2012        12.012163         13.319028       353,115.4360
01/01/2013 to 12/31/2013        13.319028         15.009753       360,725.4851
01/01/2014 to 04/25/2014        15.009753         15.078594             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.390936         15.946895       871,003.0925
01/01/2015 to 12/31/2015        15.946895         15.533593       866,645.6287
01/01/2016 to 12/31/2016        15.533593         16.414202       847,482.7970
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.139303         12.560382        76,442.6759
01/01/2008 to 12/31/2008        12.560382          8.434069       108,109.9948
01/01/2009 to 12/31/2009         8.434069         10.678805       277,266.1800
01/01/2010 to 12/31/2010        10.678805         11.966977       511,893.9421
01/01/2011 to 12/31/2011        11.966977         11.605793       642,495.2924
01/01/2012 to 12/31/2012        11.605793         13.044413       916,692.6946
01/01/2013 to 12/31/2013        13.044413         15.368619       882,541.1275
01/01/2014 to 04/25/2014        15.368619         15.392644             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.865721         16.533677       458,231.2042
01/01/2015 to 12/31/2015        16.533677         16.035294       358,527.7537
01/01/2016 to 12/31/2016        16.035294         17.108158       338,868.7435
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.799429         13.220669        83,314.6223
01/01/2008 to 12/31/2008        13.220669          8.103850       101,166.2288
01/01/2009 to 12/31/2009         8.103850         10.401601       147,115.0400
01/01/2010 to 12/31/2010        10.401601         11.851757       284,526.4258
01/01/2011 to 12/31/2011        11.851757         11.240231       314,009.5471
01/01/2012 to 12/31/2012        11.240231         12.831918       419,323.3156
01/01/2013 to 12/31/2013        12.831918         15.940618       458,176.7673
01/01/2014 to 04/25/2014        15.940618         15.878713             0.0000
--------------------------      ---------         ---------       ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998521          7.036064             0.0000
01/01/2009 to 12/31/2009         7.036064          8.923678        26,402.2600
01/01/2010 to 12/31/2010         8.923678          9.688494        61,327.2768
01/01/2011 to 12/31/2011         9.688494          9.390567        59,710.7302
01/01/2012 to 12/31/2012         9.390567         10.757735        91,542.6272
01/01/2013 to 04/26/2013        10.757735         11.583117             0.0000
--------------------------      ---------         ---------       ------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        45.197995         46.424648        22,475.2538
01/01/2008 to 12/31/2008        46.424648         35.564871        23,106.8279
01/01/2009 to 12/31/2009        35.564871         41.510373        28,318.8100
01/01/2010 to 12/31/2010        41.510373         44.966595        30,981.5245
01/01/2011 to 12/31/2011        44.966595         45.322677        29,486.4679
01/01/2012 to 12/31/2012        45.322677         49.768068        38,094.3157
01/01/2013 to 12/31/2013        49.768068         58.282358        36,422.3007
01/01/2014 to 12/31/2014        58.282358         62.310029        29,859.5925
01/01/2015 to 12/31/2015        62.310029         61.228852        29,082.6600
01/01/2016 to 12/31/2016        61.228852         65.798002        27,492.4392
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.060809         11.204316         2,703.3556
01/01/2009 to 12/31/2009        11.204316         13.329536        18,676.7200
01/01/2010 to 12/31/2010        13.329536         14.621046        45,031.4892
01/01/2011 to 12/31/2011        14.621046         14.517566        84,221.6990
01/01/2012 to 12/31/2012        14.517566         16.659056       178,731.1139
01/01/2013 to 12/31/2013        16.659056         22.251706       347,815.8298
01/01/2014 to 12/31/2014        22.251706         24.272023       331,331.1071
01/01/2015 to 12/31/2015        24.272023         23.859267       281,209.4827
01/01/2016 to 12/31/2016        23.859267         26.857322       259,594.9889
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998521          6.602419        26,131.3547
01/01/2009 to 12/31/2009         6.602419          8.134820       155,170.6600
01/01/2010 to 12/31/2010         8.134820          8.910481       231,643.8525
01/01/2011 to 12/31/2011         8.910481          8.743166       257,983.1301
01/01/2012 to 12/31/2012         8.743166          9.825655       360,235.5023
01/01/2013 to 04/26/2013         9.825655         10.764832             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.201343         25.235390        18,277.8327
01/01/2014 to 12/31/2014        25.235390         24.822195        18,625.1998
01/01/2015 to 12/31/2015        24.822195         24.582399        18,470.9010
01/01/2016 to 12/31/2016        24.582399         28.713897        15,654.2510
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        18.074954         19.653258             0.0000
--------------------------      ---------         ---------             ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

01/01/2007 to 04/27/2007        12.083688         13.349947             0.0000
--------------------------      ---------         ---------             ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        17.725111         15.731901        15,303.4099
01/01/2008 to 12/31/2008        15.731901          9.575912        12,595.9905
01/01/2009 to 12/31/2009         9.575912         12.920563        13,058.1400
01/01/2010 to 12/31/2010        12.920563         15.661334        13,962.7437
01/01/2011 to 12/31/2011        15.661334         14.636511        15,796.2828
01/01/2012 to 12/31/2012        14.636511         15.202456        17,323.9617
01/01/2013 to 04/26/2013        15.202456         16.486267             0.0000
--------------------------      ---------         ---------        -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        15.922534         18.834321            24.7713
01/01/2011 to 12/31/2011        18.834321         15.483727            70.5781
01/01/2012 to 12/31/2012        15.483727         15.668848           108.7130
01/01/2013 to 12/31/2013        15.668848         17.121311            89.6837
01/01/2014 to 12/31/2014        17.121311         13.712057            97.7475
01/01/2015 to 12/31/2015        13.712057          9.096537           102.5078
01/01/2016 to 12/31/2016         9.096537         12.900076            74.9352
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        31.912083         33.143210        10,503.3903
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2007 to 12/31/2007        18.956774         19.944232         4,493.2905
01/01/2008 to 12/31/2008        19.944232         17.562519         4,340.2139
01/01/2009 to 12/31/2009        17.562519         23.060218         4,802.4600
01/01/2010 to 12/31/2010        23.060218         25.521126         4,348.9486
01/01/2011 to 12/31/2011        25.521126         26.093505         2,265.9401
01/01/2012 to 12/31/2012        26.093505         28.734319         4,841.9900
01/01/2013 to 12/31/2013        28.734319         28.786923         4,384.4999
01/01/2014 to 12/31/2014        28.786923         29.702713         7,476.1859
01/01/2015 to 12/31/2015        29.702713         28.924737         7,914.8572
01/01/2016 to 04/29/2016        28.924737         29.673409             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.315869         31.454600        70,902.3970
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        16.179840         17.241736             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007     18.408180         19.349515           74,818.5723
01/01/2008 to 12/31/2008     19.349515         15.538091           68,231.2883
01/01/2009 to 12/31/2009     15.538091         20.966961           72,873.2600
01/01/2010 to 12/31/2010     20.966961         23.367957           75,423.1138
01/01/2011 to 12/31/2011     23.367957         24.083329           77,831.0359
01/01/2012 to 12/31/2012     24.083329         26.834844           95,929.8440
01/01/2013 to 12/31/2013     26.834844         28.587459           92,486.1149
01/01/2014 to 12/31/2014     28.587459         29.566098           89,872.4464
01/01/2015 to 12/31/2015     29.566098         28.535371           73,921.8692
01/01/2016 to 04/29/2016     28.535371         29.407491                0.0000
--------------------------   ---------         ---------           -----------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2007 to 12/31/2007     16.196699         16.487731           47,126.5006
01/01/2008 to 12/31/2008     16.487731         11.200418           42,008.7094
01/01/2009 to 12/31/2009     11.200418         14.083534           34,467.8000
01/01/2010 to 12/31/2010     14.083534         15.646421           34,072.3941
01/01/2011 to 12/31/2011     15.646421         15.733660           30,205.8113
01/01/2012 to 12/31/2012     15.733660         18.518014           28,475.9167
01/01/2013 to 12/31/2013     18.518014         24.192047           27,982.0247
01/01/2014 to 12/31/2014     24.192047         26.889416           27,449.3099
01/01/2015 to 12/31/2015     26.889416         25.721629           25,089.4538
01/01/2016 to 12/31/2016     25.721629         28.839111           23,105.8166

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2007 to 12/31/2007         27.577229         31.434234        115,421.8992
01/01/2008 to 12/31/2008         31.434234         19.221644        715,009.6271
01/01/2009 to 12/31/2009         19.221644         27.148833      1,545,213.6600
01/01/2010 to 12/31/2010         27.148833         30.111073      1,951,544.3757
01/01/2011 to 12/31/2011         30.111073         27.230875      2,360,706.9305
01/01/2012 to 12/31/2012         27.230875         33.124204      2,151,512.5307
01/01/2013 to 12/31/2013         33.124204         42.469373      1,918,328.5888
01/01/2014 to 12/31/2014         42.469373         43.127118      1,781,348.0115
01/01/2015 to 12/31/2015         43.127118         45.774225      1,556,443.5237
01/01/2016 to 12/31/2016         45.774225         45.714303      1,504,913.0915
--------------------------       ---------         ---------      --------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         34.141019         17.359619        128,398.7862
01/01/2009 to 12/31/2009         17.359619         27.791217        285,238.4200
01/01/2010 to 12/31/2010         27.791217         33.766257        374,600.0918
01/01/2011 to 12/31/2011         33.766257         27.098326        530,978.9278
01/01/2012 to 12/31/2012         27.098326         31.783772        505,333.7925
01/01/2013 to 12/31/2013         31.783772         40.467197        449,155.5659
01/01/2014 to 12/31/2014         40.467197         41.017471        426,988.6985
01/01/2015 to 12/31/2015         41.017471         40.819315        395,320.7809
01/01/2016 to 12/31/2016         40.819315         41.364424        375,031.5419
--------------------------       ---------         ---------      --------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        197.535160        114.724500         88,812.6981
01/01/2009 to 12/31/2009        114.724500        158.744573        316,129.9600
01/01/2010 to 12/31/2010        158.744573        186.992155        385,342.8880
01/01/2011 to 12/31/2011        186.992155        177.660064        441,671.0729
01/01/2012 to 12/31/2012        177.660064        207.872243        412,917.7934
01/01/2013 to 12/31/2013        207.872243        268.425602        360,312.3104
01/01/2014 to 12/31/2014        268.425602        289.089712        317,620.6670
01/01/2015 to 12/31/2015        289.089712        306.607629        272,380.6268
01/01/2016 to 12/31/2016        306.607629        333.189013        247,403.3280
--------------------------      ----------        ----------      --------------

MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         10.286482         10.684185      1,361,428.9118
01/01/2013 to 12/31/2013         10.684185         11.786312      1,535,342.3901
01/01/2014 to 12/31/2014         11.786312         12.557843      1,809,066.5992
01/01/2015 to 12/31/2015         12.557843         12.536213      1,699,149.2153
01/01/2016 to 12/31/2016         12.536213         12.889953      1,524,404.4452
--------------------------      ----------        ----------      --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996939          1.045087         70,451.7056
01/01/2015 to 12/31/2015          1.045087          1.027075         58,341.6143
01/01/2016 to 12/31/2016          1.027075          1.039736         80,348.1831
--------------------------      ----------        ----------      --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         11.228705         11.689864        426,676.6445
01/01/2013 to 12/31/2013         11.689864         11.209058        263,277.7880
01/01/2014 to 12/31/2014         11.209058         11.570064        255,334.2578
01/01/2015 to 12/31/2015         11.570064         10.384312        232,900.6689
01/01/2016 to 12/31/2016         10.384312         11.230292        196,388.8408
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.039829         10.410249       2,697,436.0156
01/01/2013 to 12/31/2013        10.410249         11.397572       2,767,733.1804
01/01/2014 to 12/31/2014        11.397572         11.981635       2,760,188.9928
01/01/2015 to 12/31/2015        11.981635         11.879206       2,594,343.1605
01/01/2016 to 12/31/2016        11.879206         12.312916       2,459,783.1702
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        15.663107         19.836529           6,882.6900
01/01/2010 to 12/31/2010        19.836529         22.793612          34,688.5541
01/01/2011 to 12/31/2011        22.793612         23.153953          60,171.5013
01/01/2012 to 12/31/2012        23.153953         26.781694          78,747.8867
01/01/2013 to 12/31/2013        26.781694         29.062483          74,637.0218
01/01/2014 to 12/31/2014        29.062483         29.795839          69,830.3494
01/01/2015 to 12/31/2015        29.795839         28.376400          68,265.7552
01/01/2016 to 12/31/2016        28.376400         32.101144          65,036.7114
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.596480          9.664852          28,107.9869
01/01/2009 to 12/31/2009         9.664852         12.924645          55,859.2600
01/01/2010 to 12/31/2010        12.924645         14.894193          69,534.4262
01/01/2011 to 12/31/2011        14.894193         13.957319         116,913.6652
01/01/2012 to 12/31/2012        13.957319         17.452720         139,410.0943
01/01/2013 to 12/31/2013        17.452720         17.936526         137,689.9393
01/01/2014 to 12/31/2014        17.936526         20.164386         119,951.7189
01/01/2015 to 12/31/2015        20.164386         19.733251         116,726.0754
01/01/2016 to 12/31/2016        19.733251         19.756881         116,303.3793
--------------------------      ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.357803          6.697978          33,390.8316
01/01/2012 to 12/31/2012         6.697978          7.878011         100,170.4875
01/01/2013 to 12/31/2013         7.878011         11.384778         134,852.3795
01/01/2014 to 12/31/2014        11.384778         13.434532         191,460.8426
01/01/2015 to 12/31/2015        13.434532         12.795972         165,834.3607
01/01/2016 to 12/31/2016        12.795972         13.040805         158,597.1702
--------------------------      ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.252589         10.508421               0.0000
01/01/2008 to 12/31/2008        10.508421          4.733504               0.0000
01/01/2009 to 12/31/2009         4.733504          6.482034               0.0000
01/01/2010 to 12/31/2010         6.482034          6.905494               0.0000
01/01/2011 to 04/29/2011         6.905494          7.358257               0.0000
--------------------------      ---------         ---------       --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010821          1.052683       5,269,139.1647
01/01/2013 to 12/31/2013         1.052683          1.064260       4,256,494.3592
01/01/2014 to 12/31/2014         1.064260          1.115258       3,634,131.4959
01/01/2015 to 12/31/2015         1.115258          1.060383       3,481,069.2234
01/01/2016 to 12/31/2016         1.060383          1.175770       3,138,028.8203
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        12.119695         11.728894       2,169,094.8117
01/01/2008 to 12/31/2008        11.728894          7.460587       2,438,771.5344
01/01/2009 to 12/31/2009         7.460587          9.372444       3,379,151.0800
01/01/2010 to 12/31/2010         9.372444         10.684154       3,815,696.2173
01/01/2011 to 12/31/2011        10.684154         10.447236       4,084,481.9537
01/01/2012 to 12/31/2012        10.447236         12.280105       3,694,586.4378
01/01/2013 to 12/31/2013        12.280105         16.501581       3,341,408.8812
01/01/2014 to 12/31/2014        16.501581         17.903486       3,013,708.7222
01/01/2015 to 12/31/2015        17.903486         16.708740       2,823,186.0424
01/01/2016 to 12/31/2016        16.708740         19.452557       2,550,821.1552
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        29.447995         29.402077       1,301,952.7430
01/01/2008 to 12/31/2008        29.402077         17.866591       1,225,254.2425
01/01/2009 to 12/31/2009        17.866591         22.438514       1,398,467.4500
01/01/2010 to 12/31/2010        22.438514         27.956089       1,357,147.3992
01/01/2011 to 12/31/2011        27.956089         26.721557       1,380,557.8704
01/01/2012 to 12/31/2012        26.721557         30.418743       1,233,629.6698
01/01/2013 to 12/31/2013        30.418743         39.340980       1,071,274.3295
01/01/2014 to 12/31/2014        39.340980         42.812427         913,919.8804
01/01/2015 to 12/31/2015        42.812427         38.676291         837,642.4153
01/01/2016 to 12/31/2016        38.676291         44.338974         767,529.1900
--------------------------      ---------         ---------       --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        16.539469         17.659449              37.8149
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012875          1.054739       4,383,891.3263
01/01/2013 to 12/31/2013         1.054739          1.161872       5,054,082.8206
01/01/2014 to 12/31/2014         1.161872          1.233634       5,297,834.0377
01/01/2015 to 12/31/2015         1.233634          1.235367       5,367,945.6380
01/01/2016 to 12/31/2016         1.235367          1.261729       5,347,883.5578
--------------------------      ---------         ---------       --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.537730         10.081143          48,227.1037
01/01/2009 to 12/31/2009        10.081143         12.884855         187,789.7100
01/01/2010 to 12/31/2010        12.884855         15.250261         228,604.4983
01/01/2011 to 12/31/2011        15.250261         13.568232         327,917.9684
01/01/2012 to 12/31/2012        13.568232         15.534613         320,020.0047
01/01/2013 to 12/31/2013        15.534613         20.491463         278,402.5325
01/01/2014 to 12/31/2014        20.491463         21.227412         262,741.9769
01/01/2015 to 12/31/2015        21.227412         19.502743         245,196.9590
01/01/2016 to 12/31/2016        19.502743         25.262281         223,816.9690
--------------------------      ---------         ---------       --------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R) EMERGING
MARKETS EQUITY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        13.670277          6.298446          56,672.7595
01/01/2009 to 12/31/2009         6.298446         10.561510         206,534.4900
01/01/2010 to 12/31/2010        10.561510         12.962358         496,057.8335
01/01/2011 to 12/31/2011        12.962358         10.459346         818,891.9583
01/01/2012 to 12/31/2012        10.459346         12.342359         833,033.9145
01/01/2013 to 12/31/2013        12.342359         11.639967         904,764.6164
01/01/2014 to 12/31/2014        11.639967         10.799666         901,793.1507
01/01/2015 to 12/31/2015        10.799666          9.238430         952,262.9834
01/01/2016 to 12/31/2016         9.238430         10.224045         864,045.0630
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.988973          9.810073         461,828.7809
01/01/2012 to 12/31/2012         9.810073         10.164603         730,258.0044
01/01/2013 to 12/31/2013        10.164603         10.205755       1,115,644.1961
01/01/2014 to 12/31/2014        10.205755         10.236643       1,216,165.4830
01/01/2015 to 12/31/2015        10.236643         10.096914       1,249,883.4116
01/01/2016 to 12/31/2016        10.096914         10.335477       1,205,144.9686
--------------------------      ---------         ---------       --------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        11.865757         12.334120          62,035.1085
01/01/2011 to 12/31/2011        12.334120         12.201626         207,510.1290
01/01/2012 to 12/31/2012        12.201626         13.840229         218,341.4411
01/01/2013 to 12/31/2013        13.840229         13.879328         238,402.8564
01/01/2014 to 12/31/2014        13.879328         13.932760         238,473.9068
01/01/2015 to 12/31/2015        13.932760         13.253456         231,917.5871
01/01/2016 to 12/31/2016        13.253456         13.269473         233,395.0249
--------------------------      ---------         ---------       --------------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009         7.612670          9.151817          53,439.7000
01/01/2010 to 12/31/2010         9.151817         10.206597         161,137.0625
01/01/2011 to 12/31/2011        10.206597         10.148253         352,970.0614
01/01/2012 to 12/31/2012        10.148253         11.413805         368,473.3024
01/01/2013 to 12/31/2013        11.413805         15.200037         345,172.3161
01/01/2014 to 12/31/2014        15.200037         17.110194         300,933.6489
01/01/2015 to 12/31/2015        17.110194         17.731349         285,027.8896
01/01/2016 to 12/31/2016        17.731349         19.040358         276,994.7349
--------------------------      ---------         ---------       --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.226383         13.506007          38,230.6134
01/01/2008 to 12/31/2008        13.506007          7.933951          92,607.1210
01/01/2009 to 12/31/2009         7.933951         10.445469         183,064.4800
01/01/2010 to 12/31/2010        10.445469         12.078159         351,818.2253
01/01/2011 to 12/31/2011        12.078159         11.295716         718,956.0067
01/01/2012 to 12/31/2012        11.295716         13.087813         716,250.8809
01/01/2013 to 12/31/2013        13.087813         16.822969         609,836.9806
01/01/2014 to 12/31/2014        16.822969         17.546948         602,963.4181
01/01/2015 to 12/31/2015        17.546948         17.066133         534,320.5741
01/01/2016 to 12/31/2016        17.066133         18.459393         488,618.1229
--------------------------      ---------         ---------       --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.066949         10.580032       5,614,676.2724
01/01/2013 to 12/31/2013        10.580032         12.009081       6,399,266.3324
01/01/2014 to 12/31/2014        12.009081         13.069351       6,371,848.6280
01/01/2015 to 12/31/2015        13.069351         12.441496       6,114,853.9773
01/01/2016 to 12/31/2016        12.441496         13.381458       5,756,248.0658
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.831602         11.375594          34,243.0820
01/01/2014 to 12/31/2014        11.375594         12.336203          43,627.3726
01/01/2015 to 12/31/2015        12.336203         12.095667          92,957.6641
01/01/2016 to 12/31/2016        12.095667         12.528867          92,699.4934
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        16.659892         18.732425         412,686.1474
01/01/2008 to 12/31/2008        18.732425         10.715626         389,609.2502
01/01/2009 to 12/31/2009        10.715626         13.992803         554,654.9600
01/01/2010 to 12/31/2010        13.992803         15.472122         886,066.9664
01/01/2011 to 12/31/2011        15.472122         13.711486       1,211,428.9095
01/01/2012 to 12/31/2012        13.711486         15.882198       1,236,092.6195
01/01/2013 to 12/31/2013        15.882198         18.799136       1,170,104.5540
01/01/2014 to 12/31/2014        18.799136         17.362032       1,111,448.0348
01/01/2015 to 12/31/2015        17.362032         16.926673       1,051,997.9902
01/01/2016 to 12/31/2016        16.926673         16.653145       1,029,577.7311
--------------------------      ---------         ---------       --------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        11.169913         13.689130         524,953.1286
01/01/2008 to 12/31/2008        13.689130          7.234631         680,126.2025
01/01/2009 to 12/31/2009         7.234631         11.293016       1,032,212.3400
01/01/2010 to 12/31/2010        11.293016         14.805095       1,166,390.5253
01/01/2011 to 12/31/2011        14.805095         13.677570       1,357,853.9607
01/01/2012 to 12/31/2012        13.677570         14.834876       1,399,763.6433
01/01/2013 to 12/31/2013        14.834876         20.469844       1,199,007.3321
01/01/2014 to 12/31/2014        20.469844         20.522979       1,050,830.0068
01/01/2015 to 12/31/2015        20.522979         19.346589         980,896.8843
01/01/2016 to 12/31/2016        19.346589         17.577508         966,178.9769
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        20.578063         21.702370         296,119.1985
01/01/2008 to 12/31/2008        21.702370         12.803765         305,098.1533
01/01/2009 to 12/31/2009        12.803765         17.766116         380,742.8100
01/01/2010 to 12/31/2010        17.766116         20.441823         445,261.6229
01/01/2011 to 12/31/2011        20.441823         18.584090         508,312.0491
01/01/2012 to 12/31/2012        18.584090         22.350204         456,291.7554
01/01/2013 to 12/31/2013        22.350204         28.197759         891,823.3163
01/01/2014 to 12/31/2014        28.197759         28.586657         810,343.1860
01/01/2015 to 12/31/2015        28.586657         29.489735         722,893.9199
01/01/2016 to 12/31/2016        29.489735         29.337030         701,758.7541
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2007 to 12/31/2007        19.201376         19.504434         341,501.4023
01/01/2008 to 12/31/2008        19.504434         11.165146         350,501.9391
01/01/2009 to 12/31/2009        11.165146         14.528486         313,554.0700
01/01/2010 to 12/31/2010        14.528486         15.486188         276,404.3857
01/01/2011 to 04/29/2011        15.486188         17.314546               0.0000
--------------------------      ---------         ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.999178          6.598796         194,297.6274
01/01/2009 to 12/31/2009         6.598796          8.685982         598,369.2000
01/01/2010 to 12/31/2010         8.685982          9.281343         842,644.6228
01/01/2011 to 12/31/2011         9.281343          8.576824       1,358,238.7721
01/01/2012 to 12/31/2012         8.576824         10.403405       1,199,197.7226
01/01/2013 to 04/26/2013        10.403405         11.082787               0.0000
--------------------------      ---------         ---------       --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999897          1.040246          10,509.9099
01/01/2015 to 12/31/2015         1.040246          0.975928          10,128.7711
01/01/2016 to 12/31/2016         0.975928          1.076377         149,323.5639
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        12.187902         13.538788         239,633.7400
01/01/2010 to 12/31/2010        13.538788         14.480541         891,588.0087
01/01/2011 to 12/31/2011        14.480541         15.973804       1,652,421.8527
01/01/2012 to 12/31/2012        15.973804         17.301537       1,826,233.6915
01/01/2013 to 12/31/2013        17.301537         15.579553       2,004,716.0016
01/01/2014 to 12/31/2014        15.579553         15.910517       1,928,789.9041
01/01/2015 to 12/31/2015        15.910517         15.300560       1,865,761.6248
01/01/2016 to 12/31/2016        15.300560         15.943094       1,744,344.3759
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        13.055683         13.937788       1,258,127.3388
01/01/2008 to 12/31/2008        13.937788         13.890031       2,096,965.8015
01/01/2009 to 12/31/2009        13.890031         16.271687       5,396,112.7600
01/01/2010 to 12/31/2010        16.271687         17.469642       7,345,212.8958
01/01/2011 to 12/31/2011        17.469642         17.889021       8,932,619.4338
01/01/2012 to 12/31/2012        17.889021         19.400688       8,957,271.2215
01/01/2013 to 12/31/2013        19.400688         18.886921       9,334,457.2755
01/01/2014 to 12/31/2014        18.886921         19.531577       8,407,983.5301
01/01/2015 to 12/31/2015        19.531577         19.386629       7,650,511.7844
01/01/2016 to 12/31/2016        19.386629         19.743909       7,248,608.3628
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.843366         11.059155         359,422.5280
01/01/2013 to 12/31/2013        11.059155         10.480456         295,973.5911
01/01/2014 to 12/31/2014        10.480456         11.188176         299,728.1415
01/01/2015 to 12/31/2015        11.188176         11.152340         291,492.7349
01/01/2016 to 12/31/2016        11.152340         11.214813         274,150.8631
--------------------------      ---------         ---------       --------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.217908         10.802310          35,415.6641
01/01/2014 to 12/31/2014        10.802310         11.648044          52,718.3218
01/01/2015 to 12/31/2015        11.648044         11.416359          90,554.5643
01/01/2016 to 12/31/2016        11.416359         11.848402          96,265.7091
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010854          1.072932       2,024,750.5556
01/01/2013 to 12/31/2013         1.072932          1.172586       2,323,978.5366
01/01/2014 to 12/31/2014         1.172586          1.253893       2,120,257.6358
01/01/2015 to 12/31/2015         1.253893          1.233585       1,953,936.2205
01/01/2016 to 12/31/2016         1.233585          1.293581       1,678,330.9156
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         9.013851         10.851603         643,739.6800
01/01/2010 to 12/31/2010        10.851603         12.088701       1,788,208.2271
01/01/2011 to 12/31/2011        12.088701         12.125858       3,286,416.3129
01/01/2012 to 12/31/2012        12.125858         13.580706       3,387,804.2990
01/01/2013 to 12/31/2013        13.580706         15.222275       3,199,248.7453
01/01/2014 to 12/31/2014        15.222275         15.986621       3,021,807.8752
01/01/2015 to 12/31/2015        15.986621         15.555693       2,829,796.7293
01/01/2016 to 12/31/2016        15.555693         16.332462       2,612,386.5295
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.297643          10.284339         72,941.4000
01/01/2010 to 12/31/2010        10.284339          11.652242        148,333.2211
01/01/2011 to 12/31/2011        11.652242          11.319128        290,686.8021
01/01/2012 to 12/31/2012        11.319128          12.922873        228,826.7327
01/01/2013 to 12/31/2013        12.922873          15.144315        199,574.1125
01/01/2014 to 12/31/2014        15.144315          15.839684        181,720.5155
01/01/2015 to 12/31/2015        15.839684          15.358034        196,331.6795
01/01/2016 to 12/31/2016        15.358034          16.291900        194,779.3607
--------------------------      ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        61.437036          63.244835        688,420.8500
01/01/2008 to 12/31/2008        63.244835          39.966454        797,761.5907
01/01/2009 to 12/31/2009        39.966454          46.964170      1,240,136.8500
01/01/2010 to 12/31/2010        46.964170          54.546339      1,290,934.3945
01/01/2011 to 12/31/2011        54.546339          51.968588      1,293,224.6989
01/01/2012 to 12/31/2012        51.968588          60.851262      1,144,032.5578
01/01/2013 to 12/31/2013        60.851262          80.795802        971,123.1156
01/01/2014 to 12/31/2014        80.795802          90.842008        837,827.9584
01/01/2015 to 12/31/2015        90.842008          86.930200        746,567.6585
01/01/2016 to 12/31/2016        86.930200         100.036916        665,333.0414
--------------------------      ---------         ----------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2007 to 12/31/2007        65.014278          60.629326         15,453.6088
01/01/2008 to 12/31/2008        60.629326          36.888955         10,640.6717
01/01/2009 to 12/31/2009        36.888955          47.528513          9,044.0500
01/01/2010 to 04/30/2010        47.528513          50.887032              0.0000
--------------------------      ---------         ----------      --------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        19.870077          21.706564              0.0000
01/01/2008 to 12/31/2008        21.706564          12.012697              0.0000
01/01/2009 to 12/31/2009        12.012697          14.532389              0.0000
01/01/2010 to 12/31/2010        14.532389          15.413376              0.0000
01/01/2011 to 12/31/2011        15.413376          12.218542              0.0000
01/01/2012 to 12/31/2012        12.218542          14.475421              0.0000
01/01/2013 to 12/31/2013        14.475421          16.542130              0.0000
01/01/2014 to 12/31/2014        16.542130          15.869647              0.0000
01/01/2015 to 12/31/2015        15.869647          15.409306              0.0000
01/01/2016 to 12/31/2016        15.409306          16.066606              0.0000
--------------------------      ---------         ----------      --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

04/29/2013 to 12/31/2013        18.479894          17.788213         16,245.5275
01/01/2014 to 12/31/2014        17.788213          18.619216         75,982.7164
01/01/2015 to 12/31/2015        18.619216          18.469688         98,148.8558
01/01/2016 to 12/31/2016        18.469688          18.714154         89,999.8520
--------------------------      ---------         ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        54.012009         56.834530          80,833.0696
01/01/2008 to 12/31/2008        56.834530         54.341362         178,957.5508
01/01/2009 to 12/31/2009        54.341362         58.888335         448,467.2100
01/01/2010 to 12/31/2010        58.888335         63.164509         612,021.7973
01/01/2011 to 12/31/2011        63.164509         66.645921         704,779.7831
01/01/2012 to 12/31/2012        66.645921         70.961806         710,023.2339
01/01/2013 to 12/31/2013        70.961806         69.721894         768,011.9422
01/01/2014 to 12/31/2014        69.721894         73.913300         769,164.9139
01/01/2015 to 12/31/2015        73.913300         73.611014         728,873.4676
01/01/2016 to 12/31/2016        73.611014         75.154457         699,220.4986
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        24.256070         30.719201           2,555.6900
01/01/2010 to 12/31/2010        30.719201         36.532700          24,218.6293
01/01/2011 to 12/31/2011        36.532700         33.016457          53,784.9623
01/01/2012 to 12/31/2012        33.016457         37.478142          46,700.3759
01/01/2013 to 12/31/2013        37.478142         49.927027          42,986.9582
01/01/2014 to 12/31/2014        49.927027         53.963219          37,287.5487
01/01/2015 to 12/31/2015        53.963219         56.923077          41,075.6474
01/01/2016 to 12/31/2016        56.923077         56.545886          38,641.4675
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        10.783605         11.217860          84,984.4600
01/01/2008 to 12/31/2008        11.217860         11.423196         546,868.7132
01/01/2009 to 12/31/2009        11.423196         11.366551         546,842.4700
01/01/2010 to 12/31/2010        11.366551         11.281618         426,185.2465
01/01/2011 to 12/31/2011        11.281618         11.197551         607,796.6919
01/01/2012 to 12/31/2012        11.197551         11.113425         908,476.3753
01/01/2013 to 12/31/2013        11.113425         11.030384         728,369.8744
01/01/2014 to 12/31/2014        11.030384         10.947964         427,029.1627
01/01/2015 to 12/31/2015        10.947964         10.866159         408,238.8532
01/01/2016 to 12/31/2016        10.866159         10.797060         399,867.2762
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007         5.160765          5.705338         242,133.0605
01/01/2008 to 12/31/2008         5.705338          3.593145         194,990.8094
01/01/2009 to 12/31/2009         3.593145          4.977215         154,627.8100
01/01/2010 to 12/31/2010         4.977215          5.498935         133,035.8132
01/01/2011 to 12/31/2011         5.498935          5.470033         112,116.6574
01/01/2012 to 12/31/2012         5.470033          6.273534       1,461,793.9969
01/01/2013 to 12/31/2013         6.273534          8.513833       1,270,336.9349
01/01/2014 to 12/31/2014         8.513833          9.189043       1,029,826.4831
01/01/2015 to 12/31/2015         9.189043         10.081626         904,513.3102
01/01/2016 to 12/31/2016        10.081626          9.993304         850,699.1969
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007         9.515033         10.792948         768,446.1358
01/01/2008 to 12/31/2008        10.792948          5.791039         900,083.3074
01/01/2009 to 12/31/2009         5.791039          8.259672       1,009,661.4600
01/01/2010 to 12/31/2010         8.259672          8.968292       1,001,346.6093
01/01/2011 to 12/31/2011         8.968292          8.778521         944,014.1486
01/01/2012 to 04/27/2012         8.778521          9.896718               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

04/30/2007 to 12/31/2007        12.021354         11.671674          73,304.7648
01/01/2008 to 12/31/2008        11.671674          6.798931         228,860.1449
01/01/2009 to 12/31/2009         6.798931          8.750714         406,267.0000
01/01/2010 to 12/31/2010         8.750714         11.407917         391,535.3807
01/01/2011 to 12/31/2011        11.407917         11.633706         379,838.4934
01/01/2012 to 12/31/2012        11.633706         12.804206         333,754.2216
01/01/2013 to 12/31/2013        12.804206         18.856850         293,329.4320
01/01/2014 to 12/31/2014        18.856850         18.890923         271,048.2078
01/01/2015 to 12/31/2015        18.890923         19.017377         246,055.3473
01/01/2016 to 12/31/2016        19.017377         20.016714         231,809.1236
--------------------------      ---------         ---------         ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        10.748764         14.373364           2,057.7600
01/01/2010 to 12/31/2010        14.373364         17.488516           8,814.1684
01/01/2011 to 12/31/2011        17.488516         14.537075          29,330.9036
01/01/2012 to 12/31/2012        14.537075         17.011090          30,685.7693
01/01/2013 to 12/31/2013        17.011090         21.544221          34,489.5374
01/01/2014 to 12/31/2014        21.544221         19.951771          32,779.2561
01/01/2015 to 12/31/2015        19.951771         20.942365          29,477.7044
01/01/2016 to 12/31/2016        20.942365         21.996926          34,095.6199
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        62.670953         64.180322         251,959.7858
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))

01/01/2007 to 12/31/2007        21.415937         22.318898          13,493.4195
01/01/2008 to 12/31/2008        22.318898         14.877925          61,129.3000
01/01/2009 to 12/31/2009        14.877925         18.293829         776,787.8500
01/01/2010 to 12/31/2010        18.293829         21.102605         817,082.4096
01/01/2011 to 12/31/2011        21.102605         19.992808         906,280.7416
01/01/2012 to 12/31/2012        19.992808         21.944114         879,518.5228
01/01/2013 to 12/31/2013        21.944114         28.984171         758,739.8556
01/01/2014 to 12/31/2014        28.984171         31.977324         613,624.0862
01/01/2015 to 12/31/2015        31.977324         31.758471         535,158.0941
01/01/2016 to 04/29/2016        31.758471         32.035634               0.0000
--------------------------      ---------         ---------         ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007        13.227270         13.085545       1,373,736.6718
01/01/2008 to 12/31/2008        13.085545          7.739971       1,221,338.4914
01/01/2009 to 05/01/2009         7.739971          7.669640               0.0000
--------------------------      ---------         ---------       --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))

01/01/2007 to 12/31/2007        41.146130         42.646984         424,999.6679
01/01/2008 to 12/31/2008        42.646984         25.626326         530,040.7806
01/01/2009 to 12/31/2009        25.626326         33.530186         778,720.9000
01/01/2010 to 12/31/2010        33.530186         37.212283         857,654.3451
01/01/2011 to 12/31/2011        37.212283         35.391288         886,967.2150
01/01/2012 to 12/31/2012        35.391288         39.586936         806,331.3751
01/01/2013 to 12/31/2013        39.586936         52.464675         692,401.1383
01/01/2014 to 12/31/2014        52.464675         57.512424         578,436.6804
01/01/2015 to 12/31/2015        57.512424         58.376485         501,513.1524
01/01/2016 to 12/31/2016        58.376485         62.084252         452,871.1133
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.856331         15.217424           31,854.2414
01/01/2015 to 12/31/2015        15.217424         15.015292           83,479.1122
01/01/2016 to 12/31/2016        15.015292         15.578210          152,173.5802
--------------------------      ---------         ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        15.300818         15.798304       24,883,349.8262
01/01/2015 to 12/31/2015        15.798304         15.511982       22,421,852.2386
01/01/2016 to 12/31/2016        15.511982         16.333340       20,721,974.7095
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.316984         11.896838          293,692.9684
01/01/2008 to 12/31/2008        11.896838          9.369355        1,147,730.7307
01/01/2009 to 12/31/2009         9.369355         11.429610        3,120,627.1300
01/01/2010 to 12/31/2010        11.429610         12.580994        4,485,843.9423
01/01/2011 to 12/31/2011        12.580994         12.708831        5,811,058.1234
01/01/2012 to 12/31/2012        12.708831         13.989693        6,104,885.1134
01/01/2013 to 12/31/2013        13.989693         15.145850        5,327,614.2044
01/01/2014 to 04/25/2014        15.145850         15.301761                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        11.769167         12.405794        1,547,641.4716
01/01/2008 to 12/31/2008        12.405794          9.059783        4,402,404.8181
01/01/2009 to 12/31/2009         9.059783         11.337773       11,572,951.8000
01/01/2010 to 12/31/2010        11.337773         12.648378       17,213,142.7517
01/01/2011 to 12/31/2011        12.648378         12.539376       22,850,340.3817
01/01/2012 to 12/31/2012        12.539376         13.987689       22,738,467.6770
01/01/2013 to 12/31/2013        13.987689         15.858125       21,855,407.1383
01/01/2014 to 04/25/2014        15.858125         15.961007                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.292497         16.949695       60,668,729.7830
01/01/2015 to 12/31/2015        16.949695         16.609788       56,025,721.2013
01/01/2016 to 12/31/2016        16.609788         17.657012       51,784,962.3789
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.297115         12.800657        7,308,287.8819
01/01/2008 to 12/31/2008        12.800657          8.647387       17,369,217.0809
01/01/2009 to 12/31/2009         8.647387         11.014776       37,574,133.3800
01/01/2010 to 12/31/2010        11.014776         12.417689       55,018,015.7600
01/01/2011 to 12/31/2011        12.417689         12.115225       73,561,593.6192
01/01/2012 to 12/31/2012        12.115225         13.699349       70,770,856.6821
01/01/2013 to 12/31/2013        13.699349         16.237335       66,609,343.4881
01/01/2014 to 04/25/2014        16.237335         16.293501                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.795185         17.573471       17,706,782.2327
01/01/2015 to 12/31/2015        17.573471         17.146348       16,123,056.4049
01/01/2016 to 12/31/2016        17.146348         18.403615       14,800,121.1347
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))

01/01/2007 to 12/31/2007        12.965813         13.473571        4,596,311.0776
01/01/2008 to 12/31/2008        13.473571          8.308846       11,850,969.1748
01/01/2009 to 12/31/2009         8.308846         10.728906       17,783,955.9800
01/01/2010 to 12/31/2010        10.728906         12.298184       17,478,805.3616
01/01/2011 to 12/31/2011        12.298184         11.733688       17,307,721.2005
01/01/2012 to 12/31/2012        11.733688         13.476264       15,871,936.5407
01/01/2013 to 12/31/2013        13.476264         16.841751       19,854,127.2630
01/01/2014 to 04/25/2014        16.841751         16.808108                0.0000
--------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.999178          7.065226        2,576,531.0633
01/01/2009 to 12/31/2009         7.065226          9.014573        7,023,174.6400
01/01/2010 to 12/31/2010         9.014573          9.846029        7,571,502.8556
01/01/2011 to 12/31/2011         9.846029          9.600586        7,662,495.4369
01/01/2012 to 12/31/2012         9.600586         11.064844        7,037,379.6124
01/01/2013 to 04/26/2013        11.064844         11.936526                0.0000
--------------------------      ---------         ---------       ---------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2007 to 12/31/2007        50.861249         52.557687          520,668.7756
01/01/2008 to 12/31/2008        52.557687         40.506556          534,683.3501
01/01/2009 to 12/31/2009        40.506556         47.562625          771,256.7500
01/01/2010 to 12/31/2010        47.562625         51.832627          839,746.3649
01/01/2011 to 12/31/2011        51.832627         52.556705          851,515.5201
01/01/2012 to 12/31/2012        52.556705         58.060696          821,117.5535
01/01/2013 to 12/31/2013        58.060696         68.402678          746,959.4249
01/01/2014 to 12/31/2014        68.402678         73.569762          663,224.4947
01/01/2015 to 12/31/2015        73.569762         72.728302          585,310.0666
01/01/2016 to 12/31/2016        72.728302         78.625801          534,785.2665
--------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.031416         11.929935          112,422.7509
01/01/2009 to 12/31/2009        11.929935         14.278214          591,530.4900
01/01/2010 to 12/31/2010        14.278214         15.755817        1,041,278.4792
01/01/2011 to 12/31/2011        15.755817         15.738260        1,576,271.4829
01/01/2012 to 12/31/2012        15.738260         18.169038        1,688,873.2096
01/01/2013 to 12/31/2013        18.169038         24.414520        4,740,470.2794
01/01/2014 to 12/31/2014        24.414520         26.791449        4,106,111.2204
01/01/2015 to 12/31/2015        26.791449         26.494348        3,714,957.9698
01/01/2016 to 12/31/2016        26.494348         30.002938        3,347,572.8361
--------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.999178          6.629807        1,013,897.8938
01/01/2009 to 12/31/2009         6.629807          8.217717        4,117,560.3000
01/01/2010 to 12/31/2010         8.217717          9.055407        5,939,235.5031
01/01/2011 to 12/31/2011         9.055407          8.938740        7,224,239.3849
01/01/2012 to 12/31/2012         8.938740         10.106197        6,887,866.6733
01/01/2013 to 04/26/2013        10.106197         11.093316                0.0000
--------------------------      ---------         ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        21.817484         27.364523          281,161.7877
01/01/2014 to 12/31/2014        27.364523         27.078498          272,330.9334
01/01/2015 to 12/31/2015        27.078498         26.978294          247,520.0511
01/01/2016 to 12/31/2016        26.978294         31.702030          227,435.6763
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        19.269859         20.993498            15.9049
--------------------------      ---------         ---------            -------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B) AND BEFORE THAT PIONEER MID-
 CAP VALUE SUB-ACCOUNT (CLASS A))

01/01/2007 to 04/27/2007        12.207428         13.513024             0.0000
--------------------------      ---------         ---------            -------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

04/30/2007 to 12/31/2007        18.326134         16.331021       141,158.0232
01/01/2008 to 12/31/2008        16.331021         10.000736       153,661.7040
01/01/2009 to 12/31/2009        10.000736         13.574967       268,655.3000
01/01/2010 to 12/31/2010        13.574967         16.553455       337,442.6816
01/01/2011 to 12/31/2011        16.553455         15.563210       422,287.9979
01/01/2012 to 12/31/2012        15.563210         16.262808       427,911.6519
01/01/2013 to 04/26/2013        16.262808         17.669828             0.0000
--------------------------      ---------         ---------       ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010        16.067099         19.081068        27,988.7151
01/01/2011 to 12/31/2011        19.081068         15.780894       138,638.5569
01/01/2012 to 12/31/2012        15.780894         16.066207       164,264.1757
01/01/2013 to 12/31/2013        16.066207         17.661162       154,693.5665
01/01/2014 to 12/31/2014        17.661162         14.229719       176,559.5716
01/01/2015 to 12/31/2015        14.229719          9.496926       226,547.2934
01/01/2016 to 12/31/2016         9.496926         13.548891       185,403.8427
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        36.308700         37.859701       102,216.6000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2007 to 12/31/2007        20.433310         21.627720        23,955.6870
01/01/2008 to 12/31/2008        21.627720         19.159924        52,032.2972
01/01/2009 to 12/31/2009        19.159924         25.308901       106,344.9800
01/01/2010 to 12/31/2010        25.308901         28.178251       135,916.0626
01/01/2011 to 12/31/2011        28.178251         28.983105       146,991.7794
01/01/2012 to 12/31/2012        28.983105         32.109391       144,608.0081
01/01/2013 to 12/31/2013        32.109391         32.361763       140,978.1266
01/01/2014 to 12/31/2014        32.361763         33.592200       143,195.6108
01/01/2015 to 12/31/2015        33.592200         32.909236       131,197.9889
01/01/2016 to 04/29/2016        32.909236         33.827687             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        34.492793         35.931025       899,688.6509
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S
VALUE SUB-ACCOUNT (CLASS B))

01/01/2007 to 04/27/2007        16.539469         17.659449            37.8149
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2007 to 12/31/2007     19.625095         20.753457         1,249,646.5175
01/01/2008 to 12/31/2008     20.753457         16.766124         1,296,373.0439
01/01/2009 to 12/31/2009     16.766124         22.760053         1,644,138.3700
01/01/2010 to 12/31/2010     22.760053         25.518937         1,601,526.5968
01/01/2011 to 12/31/2011     25.518937         26.457996         1,597,481.7382
01/01/2012 to 12/31/2012     26.457996         29.659119         1,490,962.7160
01/01/2013 to 12/31/2013     29.659119         31.786299         1,366,188.3972
01/01/2014 to 12/31/2014     31.786299         33.072251         1,194,581.8241
01/01/2015 to 12/31/2015     33.072251         32.111432         1,028,944.9058
01/01/2016 to 04/29/2016     32.111432         33.158177                 0.0000
--------------------------   ---------         ---------         --------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2007 to 12/31/2007     16.556958         16.956462           976,727.4118
01/01/2008 to 12/31/2008     16.956462         11.588513           846,635.5607
01/01/2009 to 12/31/2009     11.588513         14.659227           715,113.6300
01/01/2010 to 12/31/2010     14.659227         16.383923           625,597.4743
01/01/2011 to 12/31/2011     16.383923         16.574225           534,414.7917
01/01/2012 to 12/31/2012     16.574225         19.625297           445,037.6066
01/01/2013 to 12/31/2013     19.625297         25.792777           376,741.9513
01/01/2014 to 12/31/2014     25.792777         28.841129           292,818.8167
01/01/2015 to 12/31/2015     28.841129         27.754655           232,063.8425
01/01/2016 to 12/31/2016     27.754655         31.305758           203,918.2898

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008); (e) Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust
II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I:
Legg Mason Value Equity Portfolio (Class B).

APPENDIX A

Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:



o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and


o Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/


  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:



o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)



Effective as of May 1, 2016:



o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/


     Wellington Core Equity Opportunities Portfolio (Class A); and



o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western


     Asset Management Strategic Bond Opportunities Portfolio (Class A).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST) (CLASS B)

 AB Global Dynamic Allocation Portfolio*      Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio*
 AQR Global Risk Balanced Portfolio*          Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio*                                   income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse Balanced Plus Portfolio*         Seeks a balance between a high level of
 (formerly MetLife Balanced Plus Portfolio)   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (formerly Met/Aberdeen
 Emerging Markets Equity Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (formerly Met/Franklin      seeking preservation of shareholders' capital.
 Low Duration Total Return Portfolio)
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio# (formerly Met/Templeton           appreciation and growth of income.
 International Bond Portfolio)
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio (formerly Met/
 Wellington Large Cap Research Portfolio)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio*
 Invesco Comstock Portfolio                   Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST) (CLASS B)

 AB Global Dynamic Allocation Portfolio*      Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio*                        Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio*          Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio*                                   Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (formerly MetLife Asset Allocation 100
 Portfolio)
 Brighthouse Balanced Plus Portfolio*         Brighthouse Investment Advisers, LLC
 (formerly MetLife Balanced Plus Portfolio)   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (formerly Met/Aberdeen      Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (formerly Met/Franklin      Subadviser: Franklin Advisers, Inc.
 Low Duration Total Return Portfolio)
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio# (formerly Met/Templeton           Subadviser: Franklin Advisers, Inc.
 International Bond Portfolio)
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio (formerly Met/            Subadviser: Wellington Management
 Wellington Large Cap Research Portfolio)     Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation             Brighthouse Investment Advisers, LLC
 Portfolio*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Invesco Mid Cap Value Portfolio             Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 JPMorgan Global Active Allocation           Seeks capital appreciation and current
 Portfolio*                                  income.
 JPMorgan Small Cap Value Portfolio          Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio*                                  and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio*
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio*     Seeks a high level of current income,
                                             consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio*          Seeks total return.
 Schroders Global Multi-Asset Portfolio*     Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B) (formerly MetLife Asset           growth of capital as a secondary objective.
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B) (formerly MetLife Asset           and growth of capital, with a greater
 Allocation 40 Portfolio)                    emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B) (formerly MetLife Asset           current income and growth of capital, with a
 Allocation 60 Portfolio)                    greater emphasis on growth of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Invesco Mid Cap Value Portfolio             Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation           Brighthouse Investment Advisers, LLC
 Portfolio*                                  Subadviser: J.P. Morgan Investment
                                             Management Inc.
 JPMorgan Small Cap Value Portfolio          Brighthouse Investment Advisers, LLC
                                             Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio*                                  Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio*                                  Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio*     Brighthouse Investment Advisers, LLC
                                             Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio*          Brighthouse Investment Advisers, LLC
                                             Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio*     Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 60 Portfolio)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity        appreciation and current income.
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)* (formerly Barclays Aggregate     Bloomberg Barclays U.S. Aggregate Bond
 Bond Index Portfolio)                       Index.
 MFS(R) Total Return Portfolio (Class B)     Seeks a favorable total return through
                                             investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)# (formerly Van Eck      income as a secondary consideration.
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly MetLife Asset
 Allocation 80 Portfolio)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity        Company LLP
 Opportunities Portfolio)
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)* (formerly Barclays Aggregate     Subadviser: MetLife Investment Advisors,
 Bond Index Portfolio)                       LLC
 MFS(R) Total Return Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)# (formerly Van Eck      Subadviser: Van Eck Associates Corporation
 Global Natural Resources Portfolio)
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company


* If you elect a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Net Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Net Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Net Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Net Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Net Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Net Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Net Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

DESCRIPTION OF GMIB I

The Guaranteed Minimum Income Benefit (GMIB) I rider was only offered under the contracts issued from May 21, 2001 through June 28, 2002. If you elected the GMIB I under your contract, you may not terminate it. You may exercise the GMIB I after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The Income Base is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


           (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


           (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB I RIDER.


OWNERSHIP. While the GMIB I rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB I RIDER. When you elect to receive Annuity Payments under the GMIB I, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB I rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;


     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or

o  Change of the Owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death
Benefit -- General Death Benefit Provisions.") In such event the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB I rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX E

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. These examples use the annual increase rate for the GMIB Max IV rider, 5%. For GMIB Max III, LIS Plus II, and LIS the annual increase rate is also 5%. Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate for LIS Plus I is 5% or 6%. We may refer to "LIS" riders as "GMIB" riders. (See "Living Benefits -- Guaranteed Income Benefits" for more information.)


These examples also use the dollar-for-dollar withdrawal percentages for the GMIB Max IV rider: 4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary. Under the GMIB Max IV, the 4.5% or 5% dollar-for-dollar withdrawal percentage is determined by when the first withdrawal is taken; once determined, the 4.5% or 5% dollar-for-dollar withdrawal percentage will never increase or decrease. For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken. Example (7) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


As noted above, these examples use the dollar-for-dollar withdrawal percentage for the GMIB Max IV rider (4.5% if the first withdrawal is taken before the fifth contract anniversary, or 5% if the first withdrawal is taken on or after the fifth contract anniversary). For GMIB Max III, LIS Plus II, LIS Plus I and LIS, the dollar-for-dollar withdrawal percentage is always equal to the annual increase rate, regardless of when the first withdrawal is taken.


(a) If first withdrawal is taken before the fifth contract anniversary


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 4.5% of
  -----------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume that during the first Contract Year, $4,500 is withdrawn. Because the withdrawal is less than or equal to 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,500 ($100,000 increased by 5% per year, compounded annually, less $4,500 = $100,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,525 ($100,500 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 4.5% of the Annual
  ---------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------



  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, a $4,500 withdrawal and a $5,500 withdrawal instead of a single $10,000 withdrawal -- and those withdrawals total more than 4.5% of the Annual Increase Amount from the prior contract anniversary, the Annual

      Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(b) If first withdrawal is taken on or after the fifth contract anniversary


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year, $6,381 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount at the sixth contract anniversary is reduced by the withdrawal on a dollar-for-dollar basis to $127,628 ($127,628 increased by 5% per year, compounded annually, less $6,381 = $127,628). Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $134,010 ($127,628 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the GMIB Max IV rider is selected. The GMIB Max IV has an annual increase rate of 5%. Assume the Account Value at the fifth contract anniversary is $100,000. The Annual Increase Amount at the fifth contract anniversary will be $127,628 ($100,000 increased by 5% per year, compounded annually). Assume that during the sixth Contract Year (with the Account Value equal to $100,000), $10,000 is withdrawn (leaving the Account Value after the withdrawal equal to $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($127,628) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the Annual Increase Amount on the sixth contract anniversary is $114,865 ($127,628 x 10% = $12,763; $127,628 -
        $12,763 = $114,865). (If multiple withdrawals are made during a Contract Year -- for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the seventh contract anniversary, the Annual Increase Amount at the seventh contract anniversary will be $120,609 ($114,865 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider, which has an annual increase rate of 5%. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]





(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Max IV rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB Max IV rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]





     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.



[GRAPHIC APPEARS HERE]





(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above,assume the Owner chooses to exercise the GMIB Max IV rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields Annuity Payments of $492 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $570; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $674.)


  The above example uses the GMIB Annuity Table for the GMIB Max IV rider and does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.



[GRAPHIC APPEARS HERE]





  With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.



[GRAPHIC APPEARS HERE]





(5)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of.$100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment


(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]





(7) Required Minimum Distribution Examples


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Max IV rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);



   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the 4.5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of
           (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the$6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws$7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,388 ($92,750 increased by 5% per year, compounded annually).

  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment

  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2017              $100,000
   B    Account Value                                  9/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2019              $  9,000
   G    Percentage Reduction in Account                9/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2019              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2017              $100,000
   B    Account Value                                       9/1/2018              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2018           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2019              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2019              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2019              $  9,000
   G    Percentage Reduction in Account                     9/2/2019                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2019              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2019           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2019              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2017             $100,000
    B    Account Value                           9/1/2018 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2018             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2018             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2018          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2019 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2019             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2019          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2019             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2019             $  9,000
    G    Percentage Reduction in Account                 9/2/2019                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2019             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2019          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2019          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2019             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT II

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit II rider. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The 5% Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the contract Owner's 91st birthday). At the tenth contract anniversary, when the contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the 5% Annual Increase Amount.


(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 5% Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the same Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015, (c) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY



                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 709-2811.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


SAI-0517MOA
                                       1

TABLE OF CONTENTS                                  PAGE
  COMPANY.........................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM............................................    4
  CUSTODIAN.......................................    4
  DISTRIBUTION....................................    4
  CALCULATION OF PERFORMANCE INFORMATION..........    6
  Total Return....................................    6
  Historical Unit Values..........................    6
  Reporting Agencies..............................    7
  ANNUITY PROVISIONS..............................    7
  Variable Annuity................................    7
  Fixed Annuity...................................    8
  Mortality and Expense Guarantee.................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS....................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS...........    9
  CONDENSED FINANCIAL INFORMATION.................   12
  FINANCIAL STATEMENTS............................   94

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse

Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at

11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:





                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions, LLC
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation
Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          11.687244          13.289548         6,844.7814
01/01/2008 to 12/31/2008          13.289548           7.858207         4,435.4181
01/01/2009 to 12/31/2009           7.858207          10.537684         4,365.8700
01/01/2010 to 12/31/2010          10.537684          11.792551         1,874.8661
01/01/2011 to 12/31/2011          11.792551          10.904682         1,865.9016
01/01/2012 to 12/31/2012          10.904682          12.491264         1,851.5672
01/01/2013 to 12/31/2013          12.491264          14.740462           672.5929
01/01/2014 to 12/31/2014          14.740462          14.664150           658.5219
01/01/2015 to 12/31/2015          14.664150          14.199340           643.3345
01/01/2016 to 12/31/2016          14.199340          14.015578           610.2407
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          27.311840          31.100451        25,162.8607
01/01/2008 to 12/31/2008          31.100451          18.998443        42,786.4157
01/01/2009 to 12/31/2009          18.998443          26.806778        41,928.6600
01/01/2010 to 12/31/2010          26.806778          29.702020        42,200.5953
01/01/2011 to 12/31/2011          29.702020          26.834145        36,738.5544
01/01/2012 to 12/31/2012          26.834145          32.608845        32,256.5565
01/01/2013 to 12/31/2013          32.608845          41.766870        28,825.4744
01/01/2014 to 12/31/2014          41.766870          42.371348        27,044.5580
01/01/2015 to 12/31/2015          42.371348          44.927128        24,239.7488
01/01/2016 to 12/31/2016          44.927128          44.823489        20,415.8128
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.801329          17.175219            40.0366
01/01/2009 to 12/31/2009          17.175219          27.468558         5,205.8800
01/01/2010 to 12/31/2010          27.468558          33.340923         5,817.2383
01/01/2011 to 12/31/2011          33.340923          26.730268         5,781.3534
01/01/2012 to 12/31/2012          26.730268          31.320593         5,802.7862
01/01/2013 to 12/31/2013          31.320593          39.837664         8,025.5197
01/01/2014 to 12/31/2014          39.837664          40.339014         6,899.9629
01/01/2015 to 12/31/2015          40.339014          40.103998         5,136.9862
01/01/2016 to 12/31/2016          40.103998          40.598948         4,416.3604
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         192.807148         111.902493         1,062.9484
01/01/2009 to 12/31/2009         111.902493         154.685057         4,621.0700
01/01/2010 to 12/31/2010         154.685057         182.028400         5,344.3124
01/01/2011 to 12/31/2011         182.028400         172.771551         5,214.2552
01/01/2012 to 12/31/2012         172.771551         201.949449         4,853.6556
01/01/2013 to 12/31/2013         201.949449         260.517089         4,270.1944
01/01/2014 to 12/31/2014         260.517089         280.292019         3,342.4322
01/01/2015 to 12/31/2015         280.292019         296.979765         2,944.7234
01/01/2016 to 12/31/2016         296.979765         322.404094         2,781.0176
--------------------------       ----------         ----------        -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.645525          16.765432         72,889.2164
01/01/2008 to 12/31/2008         16.765432           9.910935         53,374.1063
01/01/2009 to 12/31/2009          9.910935          13.467231         47,347.5700
01/01/2010 to 12/31/2010         13.467231          14.475862         42,351.6231
01/01/2011 to 12/31/2011         14.475862          12.827132         38,518.3718
01/01/2012 to 12/31/2012         12.827132          15.036889         27,197.3952
01/01/2013 to 12/31/2013         15.036889          18.334466         24,855.3054
01/01/2014 to 12/31/2014         18.334466          16.155646         19,243.5814
01/01/2015 to 12/31/2015         16.155646          14.978889         18,811.2872
01/01/2016 to 12/31/2016         14.978889          15.917778         17,491.1566
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.276118          10.666263          5,918.2325
01/01/2013 to 12/31/2013         10.666263          11.754787          5,706.7769
01/01/2014 to 12/31/2014         11.754787          12.511741          5,507.9481
01/01/2015 to 12/31/2015         12.511741          12.477709          5,315.7818
01/01/2016 to 12/31/2016         12.477709          12.816981          5,124.4114
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996925           1.044366              0.0000
01/01/2015 to 12/31/2015          1.044366           1.025341              0.0000
01/01/2016 to 12/31/2016          1.025341           1.036943              0.0000
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.217093          11.669944          2,748.1073
01/01/2013 to 12/31/2013         11.669944          11.178774              0.0000
01/01/2014 to 12/31/2014         11.178774          11.527273              0.0000
01/01/2015 to 12/31/2015         11.527273          10.335560              0.0000
01/01/2016 to 12/31/2016         10.335560          11.166402              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.029713          10.392785         12,272.6775
01/01/2013 to 12/31/2013         10.392785          11.367085         15,358.9995
01/01/2014 to 12/31/2014         11.367085          11.937645         29,868.1422
01/01/2015 to 12/31/2015         11.937645          11.823763         30,333.8351
01/01/2016 to 12/31/2016         11.823763          12.243205         24,842.4114
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.465746          19.573675              0.0000
01/01/2010 to 12/31/2010         19.573675          22.469115          1,787.2894
01/01/2011 to 12/31/2011         22.469115          22.801581          7,390.4497
01/01/2012 to 12/31/2012         22.801581          26.347630          8,546.1224
01/01/2013 to 12/31/2013         26.347630          28.562891          3,339.0223
01/01/2014 to 12/31/2014         28.562891          29.254383          2,956.1767
01/01/2015 to 12/31/2015         29.254383          27.832889          2,985.5178
01/01/2016 to 12/31/2016         27.832889          31.454842          3,403.5280
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.526342           9.619781              0.0000
01/01/2009 to 12/31/2009          9.619781          12.851514          1,728.3900
01/01/2010 to 12/31/2010         12.851514          14.795142          2,854.5693
01/01/2011 to 12/31/2011         14.795142          13.850666          2,489.8401
01/01/2012 to 12/31/2012         13.850666          17.301970          5,279.0718
01/01/2013 to 12/31/2013         17.301970          17.763825          3,044.2065
01/01/2014 to 12/31/2014         17.763825          19.950287          1,544.5340
01/01/2015 to 12/31/2015         19.950287          19.504216          1,508.5545
01/01/2016 to 12/31/2016         19.504216          19.508073          1,141.9666
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.317384           6.656762         10,313.8362
01/01/2012 to 12/31/2012          6.656762           7.821671         10,248.1909
01/01/2013 to 12/31/2013          7.821671          11.292077         17,773.5162
01/01/2014 to 12/31/2014         11.292077          13.311830          4,902.9709
01/01/2015 to 12/31/2015         13.311830          12.666424          4,868.6290
01/01/2016 to 12/31/2016         12.666424          12.895879          4,867.2920
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.239522          10.485663         14,036.3464
01/01/2008 to 12/31/2008         10.485663           4.718497         12,939.1733
01/01/2009 to 12/31/2009          4.718497           6.455025         10,445.9100
01/01/2010 to 12/31/2010          6.455025           6.869855         10,374.9356
01/01/2011 to 04/29/2011          6.869855           7.317895              0.0000
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010804           1.051960         59,936.6124
01/01/2013 to 12/31/2013          1.051960           1.062466         57,795.0946
01/01/2014 to 12/31/2014          1.062466           1.112266         55,781.4735
01/01/2015 to 12/31/2015          1.112266           1.056481         53,835.3178
01/01/2016 to 12/31/2016          1.056481           1.170273         78,213.4993
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.099495          11.697576        135,215.3892
01/01/2008 to 12/31/2008         11.697576           7.433188        133,104.0356
01/01/2009 to 12/31/2009          7.433188           9.328693        134,907.8900
01/01/2010 to 12/31/2010          9.328693          10.623664        137,794.1408
01/01/2011 to 12/31/2011         10.623664          10.377726        128,485.8511
01/01/2012 to 12/31/2012         10.377726          12.186151        114,368.7254
01/01/2013 to 12/31/2013         12.186151          16.358979        106,498.1250
01/01/2014 to 12/31/2014         16.358979          17.731033         90,543.1672
01/01/2015 to 12/31/2015         17.731033          16.531252         80,709.9837
01/01/2016 to 12/31/2016         16.531252          19.226694         69,750.6995
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         28.836648          28.762743        812,536.9991
01/01/2008 to 12/31/2008         28.762743          17.460534        627,224.8699
01/01/2009 to 12/31/2009         17.460534          21.906633        539,896.0500
01/01/2010 to 12/31/2010         21.906633          27.266182        472,643.4225
01/01/2011 to 12/31/2011         27.266182          26.036116        387,699.7466
01/01/2012 to 12/31/2012         26.036116          29.608697        328,168.0769
01/01/2013 to 12/31/2013         29.608697          38.255097        274,176.4139
01/01/2014 to 12/31/2014         38.255097          41.589127        244,595.5879
01/01/2015 to 12/31/2015         41.589127          37.533609        218,410.9291
01/01/2016 to 12/31/2016         37.533609          42.985991        199,776.1456
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.478975          17.589128              0.0000
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012859           1.054014              0.0000
01/01/2013 to 12/31/2013          1.054014           1.159914              0.0000
01/01/2014 to 12/31/2014          1.159914           1.230324              0.0000
01/01/2015 to 12/31/2015          1.230324           1.230822         13,665.9624
01/01/2016 to 12/31/2016          1.230822           1.255831          6,534.1374
--------------------------        --------           --------         -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.497309          10.044224          1,145.2836
01/01/2009 to 12/31/2009         10.044224          12.824836          4,462.5400
01/01/2010 to 12/31/2010         12.824836          15.164072          6,988.7346
01/01/2011 to 12/31/2011         15.164072          13.478085          8,687.6839
01/01/2012 to 12/31/2012         13.478085          15.415906         10,410.3907
01/01/2013 to 12/31/2013         15.415906          20.314577         10,653.7057
01/01/2014 to 12/31/2014         20.314577          21.023143          7,480.8931
01/01/2015 to 12/31/2015         21.023143          19.295762          7,259.2993
01/01/2016 to 12/31/2016         19.295762          24.969214          6,419.1752
--------------------------       ---------          ---------         -----------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.642930           6.281571              0.0000
01/01/2009 to 12/31/2009          6.281571          10.522694          5,310.9900
01/01/2010 to 12/31/2010         10.522694          12.901837         12,518.5864
01/01/2011 to 12/31/2011         12.901837          10.400117         12,711.6509
01/01/2012 to 12/31/2012         10.400117          12.260144         16,433.5012
01/01/2013 to 12/31/2013         12.260144          11.550874         20,644.3768
01/01/2014 to 12/31/2014         11.550874          10.706287         15,761.0100
01/01/2015 to 12/31/2015         10.706287           9.149386         13,900.7161
01/01/2016 to 12/31/2016          9.149386          10.115387         12,076.2639
--------------------------       ---------          ---------         -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007          6.898205           7.377616              0.0000
--------------------------       ---------          ---------         -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988836           9.803437         20,935.6103
01/01/2012 to 12/31/2012          9.803437          10.147523         28,132.4638
01/01/2013 to 12/31/2013         10.147523          10.178425         26,091.9713
01/01/2014 to 12/31/2014         10.178425          10.199030         30,231.1485
01/01/2015 to 12/31/2015         10.199030          10.049761         31,278.5670
01/01/2016 to 12/31/2016         10.049761          10.276932         22,264.5966
--------------------------       ---------          ---------         -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.853812          12.313544              0.0000
01/01/2011 to 12/31/2011         12.313544          12.169128              0.0000
01/01/2012 to 12/31/2012         12.169128          13.789504              0.0000
01/01/2013 to 12/31/2013         13.789504          13.814642              0.0000
01/01/2014 to 12/31/2014         13.814642          13.853964              0.0000
01/01/2015 to 12/31/2015         13.853964          13.165326              0.0000
01/01/2016 to 12/31/2016         13.165326          13.168066              0.0000
--------------------------       ---------          ---------         -----------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.528437           9.044594          2,506.0600
01/01/2010 to 12/31/2010          9.044594          10.076946          2,506.0607
01/01/2011 to 12/31/2011         10.076946          10.009350          3,141.1313
01/01/2012 to 12/31/2012         10.009350          11.246275          1,623.1865
01/01/2013 to 12/31/2013         11.246275          14.961980          3,434.3403
01/01/2014 to 12/31/2014         14.961980          16.825396          2,219.0568
01/01/2015 to 12/31/2015         16.825396          17.418788          1,468.5456
01/01/2016 to 12/31/2016         17.418788          18.686036          1,386.0637
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.197942          13.463417              0.0000
01/01/2008 to 12/31/2008         13.463417           7.900983              0.0000
01/01/2009 to 12/31/2009          7.900983          10.391669         20,324.6000
01/01/2010 to 12/31/2010         10.391669          12.003957         20,948.8438
01/01/2011 to 12/31/2011         12.003957          11.215121         20,872.0949
01/01/2012 to 12/31/2012         11.215121          12.981382         20,087.0598
01/01/2013 to 12/31/2013         12.981382          16.669503         20,220.9159
01/01/2014 to 12/31/2014         16.669503          17.369501         19,201.0997
01/01/2015 to 12/31/2015         17.369501          16.876662         18,310.8812
01/01/2016 to 12/31/2016         16.876662          18.236216         17,325.2701
--------------------------       ---------          ---------         -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.056806          10.562285          6,166.2098
01/01/2013 to 12/31/2013         10.562285          11.976961          6,166.2098
01/01/2014 to 12/31/2014         11.976961          13.021373          8,127.7773
01/01/2015 to 12/31/2015         13.021373          12.383433          8,120.8205
01/01/2016 to 12/31/2016         12.383433          13.305704          1,946.8167
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987770           1.014607              0.0000
01/01/2013 to 12/31/2013          1.014607           1.136240              0.0000
01/01/2014 to 12/31/2014          1.136240           1.230958              0.0000
01/01/2015 to 12/31/2015          1.230958           1.205750              0.0000
01/01/2016 to 12/31/2016          1.205750           1.247686              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.450281          18.478148        183,893.7375
01/01/2008 to 12/31/2008         18.478148          10.559550        154,566.1810
01/01/2009 to 12/31/2009         10.559550          13.775213        149,892.5400
01/01/2010 to 12/31/2010         13.775213          15.216330        147,619.6761
01/01/2011 to 12/31/2011         15.216330          13.471338        134,017.9496
01/01/2012 to 12/31/2012         13.471338          15.588364        115,253.3315
01/01/2013 to 12/31/2013         15.588364          18.432908         99,060.9903
01/01/2014 to 12/31/2014         18.432908          17.006780         93,389.4553
01/01/2015 to 12/31/2015         17.006780          16.563755         77,971.3517
01/01/2016 to 12/31/2016         16.563755          16.279807         64,940.3318
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.088065          13.575168        588,870.1671
01/01/2008 to 12/31/2008         13.575168           7.167188        461,278.1288
01/01/2009 to 12/31/2009          7.167188          11.176568        409,553.6100
01/01/2010 to 12/31/2010         11.176568          14.637811        369,966.0743
01/01/2011 to 12/31/2011         14.637811          13.509535        312,159.9584
01/01/2012 to 12/31/2012         13.509535          14.637902        264,176.0562
01/01/2013 to 12/31/2013         14.637902          20.177889        227,099.5945
01/01/2014 to 12/31/2014         20.177889          20.210045        201,184.8745
01/01/2015 to 12/31/2015         20.210045          19.032543        179,185.1507
01/01/2016 to 12/31/2016         19.032543          17.274895        164,788.3800
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.376784          21.468496         48,029.6427
01/01/2008 to 12/31/2008         21.468496          12.653064         30,708.4169
01/01/2009 to 12/31/2009         12.653064          17.539462         23,684.9900
01/01/2010 to 12/31/2010         17.539462          20.160891         37,539.2534
01/01/2011 to 12/31/2011         20.160891          18.310395         38,739.4300
01/01/2012 to 12/31/2012         18.310395          21.998936         25,237.3403
01/01/2013 to 12/31/2013         21.998936          27.726873         42,099.7381
01/01/2014 to 12/31/2014         27.726873          28.081184         35,127.2373
01/01/2015 to 12/31/2015         28.081184          28.939337         32,110.2644
01/01/2016 to 12/31/2016         28.939337          28.760701         27,558.2473
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         19.131579          20.939553         41,260.0831
01/01/2008 to 12/31/2008         20.939553          11.974627         35,469.7857
01/01/2009 to 12/31/2009         11.974627          15.566243         26,807.9100
01/01/2010 to 12/31/2010         15.566243          16.575788         25,791.4761
01/01/2011 to 04/29/2011         16.575788          18.526753              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           6.594248          9,433.9541
01/01/2009 to 12/31/2009          6.594248           8.671323         19,046.4000
01/01/2010 to 12/31/2010          8.671323           9.256428         29,967.0410
01/01/2011 to 12/31/2011          9.256428           8.545263         57,607.0567
01/01/2012 to 12/31/2012          8.545263          10.354716         39,364.2534
01/01/2013 to 04/26/2013         10.354716          11.027414              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999884           1.039528              0.0000
01/01/2015 to 12/31/2015          1.039528           0.974279              0.0000
01/01/2016 to 12/31/2016          0.974279           1.073486              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.114853          13.448768         13,044.2800
01/01/2010 to 12/31/2010         13.448768          14.369890         18,269.4866
01/01/2011 to 12/31/2011         14.369890          15.835954         20,120.6639
01/01/2012 to 12/31/2012         15.835954          17.135005         31,399.9092
01/01/2013 to 12/31/2013         17.135005          15.414170         29,051.7915
01/01/2014 to 12/31/2014         15.414170          15.725891         19,554.9341
01/01/2015 to 12/31/2015         15.725891          15.107893         19,607.8711
01/01/2016 to 12/31/2016         15.107893          15.726608         18,835.6002
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.979150          13.842163        299,839.1232
01/01/2008 to 12/31/2008         13.842163          13.780917        303,935.1441
01/01/2009 to 12/31/2009         13.780917          16.127744        306,703.5500
01/01/2010 to 12/31/2010         16.127744          17.297806        290,651.9613
01/01/2011 to 12/31/2011         17.297806          17.695411        260,542.7724
01/01/2012 to 12/31/2012         17.695411          19.171445        205,311.7434
01/01/2013 to 12/31/2013         19.171445          18.645097        168,978.6837
01/01/2014 to 12/31/2014         18.645097          19.262235        144,275.0160
01/01/2015 to 12/31/2015         19.262235          19.100179        123,639.1385
01/01/2016 to 12/31/2016         19.100179          19.432746        106,772.8181
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.832446          11.040610          5,413.8790
01/01/2013 to 12/31/2013         11.040610          10.452423          5,220.4423
01/01/2014 to 12/31/2014         10.452423          11.147103          5,038.5590
01/01/2015 to 12/31/2015         11.147103          11.100296          5,645.0081
01/01/2016 to 12/31/2016         11.100296          11.151324         15,433.5532
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.217629          10.794742              0.0000
01/01/2014 to 12/31/2014         10.794742          11.628254              0.0000
01/01/2015 to 12/31/2015         11.628254          11.385572              0.0000
01/01/2016 to 12/31/2016         11.385572          11.804644            695.4091
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010837           1.072195         59,578.7168
01/01/2013 to 12/31/2013          1.072195           1.170610         57,449.9986
01/01/2014 to 12/31/2014          1.170610           1.250529         55,448.3999
01/01/2015 to 12/31/2015          1.250529           1.229046         53,513.8654
01/01/2016 to 12/31/2016          1.229046           1.287533         51,587.3568
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.981497          10.805529          1,490.7400
01/01/2010 to 12/31/2010         10.805529          12.025358         12,115.4415
01/01/2011 to 12/31/2011         12.025358          12.050295          9,251.6247
01/01/2012 to 12/31/2012         12.050295          13.482523         20,233.8235
01/01/2013 to 12/31/2013         13.482523          15.097128         20,315.0384
01/01/2014 to 12/31/2014         15.097128          15.839347         20,086.1084
01/01/2015 to 12/31/2015         15.839347          15.396984         17,077.7713
01/01/2016 to 12/31/2016         15.396984          16.149679          5,359.7754
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.267853          10.240666          1,568.1100
01/01/2010 to 12/31/2010         10.240666          11.591180            773.0281
01/01/2011 to 12/31/2011         11.591180          11.248582         10,769.5532
01/01/2012 to 12/31/2012         11.248582          12.829437          9,116.5635
01/01/2013 to 12/31/2013         12.829437          15.019799              0.0000
01/01/2014 to 12/31/2014         15.019799          15.693753              0.0000
01/01/2015 to 12/31/2015         15.693753          15.201331              0.0000
01/01/2016 to 12/31/2016         15.201331          16.109560          1,410.2512
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         62.967921           64.937964        17,001.4189
01/01/2008 to 12/31/2008         64.937964           41.084187        15,093.6352
01/01/2009 to 12/31/2009         41.084187           48.343683        13,100.7100
01/01/2010 to 12/31/2010         48.343683           56.240351        11,402.8507
01/01/2011 to 12/31/2011         56.240351           53.664240         8,991.4894
01/01/2012 to 12/31/2012         53.664240           62.929968         7,943.5482
01/01/2013 to 12/31/2013         62.929968           83.668687         6,536.4674
01/01/2014 to 12/31/2014         83.668687           94.214690         6,182.7536
01/01/2015 to 12/31/2015         94.214690           90.322923         5,685.8005
01/01/2016 to 12/31/2016         90.322923          104.070157         4,494.4116
--------------------------       ---------          ----------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         58.458795           60.118473       784,605.6053
01/01/2008 to 12/31/2008         60.118473           37.952609       646,177.3350
01/01/2009 to 12/31/2009         37.952609           44.553130       561,744.8900
01/01/2010 to 12/31/2010         44.553130           51.694390       489,468.7292
01/01/2011 to 12/31/2011         51.694390           49.202286       421,778.2934
01/01/2012 to 12/31/2012         49.202286           57.554278       349,203.8956
01/01/2013 to 12/31/2013         57.554278           76.341896       291,056.0042
01/01/2014 to 12/31/2014         76.341896           85.748542       251,007.4816
01/01/2015 to 12/31/2015         85.748542           81.974051       225,665.2103
01/01/2016 to 12/31/2016         81.974051           94.239284       201,136.2808
--------------------------       ---------          ----------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.933036           13.911860        16,501.4795
01/01/2008 to 12/31/2008         13.911860            8.455946        10,375.7319
01/01/2009 to 12/31/2009          8.455946           10.883933         5,048.4600
01/01/2010 to 04/30/2010         10.883933           11.649207             0.0000
--------------------------       ---------          ----------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.639326           10.076643        11,181.7582
01/01/2008 to 12/31/2008         10.076643            6.019783         9,620.3883
01/01/2009 to 12/31/2009          6.019783            8.682994         5,486.5100
01/01/2010 to 12/31/2010          8.682994           10.992913         5,465.0041
01/01/2011 to 12/31/2011         10.992913           10.720490         5,445.6141
01/01/2012 to 12/31/2012         10.720490           12.083704         4,559.4565
01/01/2013 to 12/31/2013         12.083704           16.364074         3,481.7642
01/01/2014 to 12/31/2014         16.364074           18.298322         5,186.5698
01/01/2015 to 12/31/2015         18.298322           19.354266         5,174.6034
01/01/2016 to 12/31/2016         19.354266           20.383281         5,161.4243
--------------------------       ---------          ----------       ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.914145           21.732843        12,570.3964
01/01/2008 to 12/31/2008         21.732843           12.015162         8,670.8233
01/01/2009 to 12/31/2009         12.015162           14.520845         7,782.1000
01/01/2010 to 12/31/2010         14.520845           15.385763         7,464.5568
01/01/2011 to 12/31/2011         15.385763           12.184473         6,695.3631
01/01/2012 to 12/31/2012         12.184473           14.420567         6,779.0786
01/01/2013 to 12/31/2013         14.420567           16.462985         5,809.6008
01/01/2014 to 12/31/2014         16.462985           15.777930         5,509.9316
01/01/2015 to 12/31/2015         15.777930           15.304934         4,614.0456
01/01/2016 to 12/31/2016         15.304934           15.941841         4,187.8042
--------------------------       ---------          ----------       ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         18.214365          17.520810              0.0000
01/01/2014 to 12/31/2014         17.520810          18.320999          1,707.6830
01/01/2015 to 12/31/2015         18.320999          18.155705          1,882.6920
01/01/2016 to 12/31/2016         18.155705          18.377635          6,636.9449
--------------------------       ---------          ---------          ----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         52.765034          55.466609          9,360.9442
01/01/2008 to 12/31/2008         55.466609          52.980310         11,745.2651
01/01/2009 to 12/31/2009         52.980310          57.356052         22,619.4700
01/01/2010 to 12/31/2010         57.356052          61.459508         14,616.6162
01/01/2011 to 12/31/2011         61.459508          64.782348         15,591.1845
01/01/2012 to 12/31/2012         64.782348          68.908274         13,131.3081
01/01/2013 to 12/31/2013         68.908274          67.636584          9,935.6828
01/01/2014 to 12/31/2014         67.636584          71.630998         10,026.9931
01/01/2015 to 12/31/2015         71.630998          71.266760          9,094.6398
01/01/2016 to 12/31/2016         71.266760          72.688353          9,374.4378
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.705183          12.283077         28,699.6500
01/01/2010 to 12/31/2010         12.283077          14.593026         24,752.5499
01/01/2011 to 12/31/2011         14.593026          13.175303         25,060.5656
01/01/2012 to 12/31/2012         13.175303          14.940733         22,523.9009
01/01/2013 to 12/31/2013         14.940733          19.883628         19,002.2004
01/01/2014 to 12/31/2014         19.883628          21.469580         17,413.6827
01/01/2015 to 12/31/2015         21.469580          22.624545         14,073.0733
01/01/2016 to 12/31/2016         22.624545          22.452172         13,380.0437
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
04/30/2007 to 12/31/2007         16.605437          17.434652         35,510.0702
01/01/2008 to 12/31/2008         17.434652           9.915327         31,665.3122
01/01/2009 to 05/01/2009          9.915327           9.447595              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.705887          11.125821         82,202.0296
01/01/2008 to 12/31/2008         11.125821          11.318122        199,359.2385
01/01/2009 to 12/31/2009         11.318122          11.250744        121,930.5800
01/01/2010 to 12/31/2010         11.250744          11.155518         69,299.1832
01/01/2011 to 12/31/2011         11.155518          11.061356         63,247.1949
01/01/2012 to 12/31/2012         11.061356          10.967223         31,016.6213
01/01/2013 to 12/31/2013         10.967223          10.874397         16,740.1961
01/01/2014 to 12/31/2014         10.874397          10.782357         14,812.8101
01/01/2015 to 12/31/2015         10.782357          10.691096          7,967.7950
01/01/2016 to 12/31/2016         10.691096          10.612495          7,612.1858
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.839926          15.284962         69,561.6990
01/01/2008 to 12/31/2008         15.284962           9.616591         52,806.0793
01/01/2009 to 12/31/2009          9.616591          13.307576         44,947.4500
01/01/2010 to 12/31/2010         13.307576          14.687819         41,373.9244
01/01/2011 to 12/31/2011         14.687819          14.596050         37,484.7411
01/01/2012 to 12/31/2012         14.596050          16.723275         46,229.7761
01/01/2013 to 12/31/2013         16.723275          22.672547         38,601.9614
01/01/2014 to 12/31/2014         22.672547          24.446200         31,999.5190
01/01/2015 to 12/31/2015         24.446200          26.793996         26,686.3568
01/01/2016 to 12/31/2016         26.793996          26.532725         24,390.0087
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.459242          10.718882         40,572.8571
01/01/2008 to 12/31/2008         10.718882           5.745515         41,079.2153
01/01/2009 to 12/31/2009          5.745515           8.186557         39,704.5400
01/01/2010 to 12/31/2010          8.186557           8.880029         39,672.6724
01/01/2011 to 12/31/2011          8.880029           8.683459         34,787.6702
01/01/2012 to 04/27/2012          8.683459           9.786363              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.949416          11.594040         11,456.8397
01/01/2008 to 12/31/2008         11.594040           6.746919         15,683.1373
01/01/2009 to 12/31/2009          6.746919           8.675092         16,336.6400
01/01/2010 to 12/31/2010          8.675092          11.298050         16,477.8377
01/01/2011 to 12/31/2011         11.298050          11.510173         15,109.4493
01/01/2012 to 12/31/2012         11.510173          12.655520         13,494.7742
01/01/2013 to 12/31/2013         12.655520          18.619277         13,496.8956
01/01/2014 to 12/31/2014         18.619277          18.634275         12,144.1947
01/01/2015 to 12/31/2015         18.634275          18.740263         10,793.0760
01/01/2016 to 12/31/2016         18.740263          19.705328         10,928.5210
--------------------------       ---------          ---------         -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.743279          14.356567            485.0500
01/01/2010 to 12/31/2010         14.356567          17.450652            747.5183
01/01/2011 to 12/31/2011         17.450652          14.491116          1,556.9384
01/01/2012 to 12/31/2012         14.491116          16.940284          2,954.4441
01/01/2013 to 12/31/2013         16.940284          21.433130          3,648.4467
01/01/2014 to 12/31/2014         21.433130          19.829049          1,473.7089
01/01/2015 to 12/31/2015         19.829049          20.792750          1,449.9814
01/01/2016 to 12/31/2016         20.792750          21.817959          1,425.7115
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         61.337362          62.773001         45,103.0532
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         21.141347          22.010585          2,634.1396
01/01/2008 to 12/31/2008         22.010585          14.657668          2,433.8196
01/01/2009 to 12/31/2009         14.657668          18.004991        263,640.1200
01/01/2010 to 12/31/2010         18.004991          20.748686        237,532.5274
01/01/2011 to 12/31/2011         20.748686          19.637895        207,512.3075
01/01/2012 to 12/31/2012         19.637895          21.532914        173,693.8343
01/01/2013 to 12/31/2013         21.532914          28.412653        140,376.9201
01/01/2014 to 12/31/2014         28.412653          31.315467        112,238.1747
01/01/2015 to 12/31/2015         31.315467          31.070063         95,164.3335
01/01/2016 to 04/29/2016         31.070063          31.330916              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         13.165695          13.011537        724,731.3320
01/01/2008 to 12/31/2008         13.011537           7.688459        590,729.8696
01/01/2009 to 05/01/2009          7.688459           7.616060              0.0000
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.978417          15.509169        445,455.1615
01/01/2008 to 12/31/2008         15.509169           9.310002        371,250.6610
01/01/2009 to 12/31/2009          9.310002          12.169289        310,128.2700
01/01/2010 to 12/31/2010         12.169289          13.492168        284,861.3081
01/01/2011 to 12/31/2011         13.492168          12.819126        239,424.9065
01/01/2012 to 12/31/2012         12.819126          14.324438        207,011.2911
01/01/2013 to 12/31/2013         14.324438          18.965264        171,667.1632
01/01/2014 to 12/31/2014         18.965264          20.769184        144,794.1530
01/01/2015 to 12/31/2015         20.769184          21.060154        125,272.0936
01/01/2016 to 12/31/2016         21.060154          22.375408        119,587.5428
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.723242          15.070902              0.0000
01/01/2015 to 12/31/2015         15.070902          14.855855              0.0000
01/01/2016 to 12/31/2016         14.855855          15.397397              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.156371          15.638579        162,284.4241
01/01/2015 to 12/31/2015         15.638579          15.339804        149,985.3811
01/01/2016 to 12/31/2016         15.339804          16.135909        148,220.5931
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.292642          11.859319              0.0000
01/01/2008 to 12/31/2008         11.859319           9.330439              0.0000
01/01/2009 to 12/31/2009          9.330439          11.370768         21,612.2700
01/01/2010 to 12/31/2010         11.370768          12.503726         30,941.3601
01/01/2011 to 12/31/2011         12.503726          12.618189         26,320.7824
01/01/2012 to 12/31/2012         12.618189          13.875966         43,070.3191
01/01/2013 to 12/31/2013         13.875966          15.007716         49,165.8507
01/01/2014 to 04/25/2014         15.007716          15.157430              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.743854          12.366671         68,761.1454
01/01/2008 to 12/31/2008         12.366671           9.022149         52,446.0455
01/01/2009 to 12/31/2009          9.022149          11.279399         79,533.8300
01/01/2010 to 12/31/2010         11.279399          12.570692        121,805.4652
01/01/2011 to 12/31/2011         12.570692          12.449936        147,746.5506
01/01/2012 to 12/31/2012         12.449936          13.873973        140,964.9896
01/01/2013 to 12/31/2013         13.873973          15.713490        119,286.1651
01/01/2014 to 04/25/2014         15.713490          15.810452              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.138672          16.778311        210,764.3180
01/01/2015 to 12/31/2015         16.778311          16.425408        144,071.6174
01/01/2016 to 12/31/2016         16.425408          17.443562        128,620.1396
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.270668          12.760291         27,216.4090
01/01/2008 to 12/31/2008         12.760291           8.611463         47,365.5203
01/01/2009 to 12/31/2009          8.611463          10.958058         73,586.3600
01/01/2010 to 12/31/2010         10.958058          12.341414        136,093.7861
01/01/2011 to 12/31/2011         12.341414          12.028801        209,704.3707
01/01/2012 to 12/31/2012         12.028801          13.587966        269,526.1653
01/01/2013 to 12/31/2013         13.587966          16.089232        252,128.5699
01/01/2014 to 04/25/2014         16.089232          16.139799              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.636599          17.395764         43,426.3542
01/01/2015 to 12/31/2015         17.395764          16.955995         42,195.9731
01/01/2016 to 12/31/2016         16.955995          18.181123         39,625.8415
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.937930          13.431083         31,592.7239
01/01/2008 to 12/31/2008         13.431083           8.274323         29,039.7032
01/01/2009 to 12/31/2009          8.274323          10.673651         26,950.9500
01/01/2010 to 12/31/2010         10.673651          12.222635         48,848.1365
01/01/2011 to 12/31/2011         12.222635          11.649974         43,090.3644
01/01/2012 to 12/31/2012         11.649974          13.366682         44,864.1740
01/01/2013 to 12/31/2013         13.366682          16.688120         44,292.5357
01/01/2014 to 04/25/2014         16.688120          16.649537              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           7.060359          6,333.5947
01/01/2009 to 12/31/2009          7.060359           8.999364         23,170.6400
01/01/2010 to 12/31/2010          8.999364           9.819603         28,359.2386
01/01/2011 to 12/31/2011          9.819603           9.565268         21,201.1862
01/01/2012 to 12/31/2012          9.565268          11.013070         18,532.7385
01/01/2013 to 04/26/2013         11.013070          11.876899              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.201650          13.628272        601,504.6846
01/01/2008 to 12/31/2008         13.628272          10.492861        511,854.0469
01/01/2009 to 12/31/2009         10.492861          12.308364        478,165.4000
01/01/2010 to 12/31/2010         12.308364          13.399970        441,153.8333
01/01/2011 to 12/31/2011         13.399970          13.573618        364,787.7394
01/01/2012 to 12/31/2012         13.573618          14.980054        324,199.2627
01/01/2013 to 12/31/2013         14.980054          17.630729        250,969.1854
01/01/2014 to 12/31/2014         17.630729          18.943594        222,453.2843
01/01/2015 to 12/31/2015         18.943594          18.708212        195,627.0273
01/01/2016 to 12/31/2016         18.708212          20.205046        180,503.8407
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.865709          11.805845          3,478.1709
01/01/2009 to 12/31/2009         11.805845          14.115578         23,979.4300
01/01/2010 to 12/31/2010         14.115578          15.560798         33,154.8295
01/01/2011 to 12/31/2011         15.560798          15.527958         34,116.3450
01/01/2012 to 12/31/2012         15.527958          17.908254         31,438.5776
01/01/2013 to 12/31/2013         17.908254          24.040070         81,232.9378
01/01/2014 to 12/31/2014         24.040070          26.354188         67,908.4607
01/01/2015 to 12/31/2015         26.354188          26.035893         64,438.2895
01/01/2016 to 12/31/2016         26.035893          29.454318         56,342.8361
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.999069           6.625236         26,938.5909
01/01/2009 to 12/31/2009          6.625236           8.203846        127,735.9500
01/01/2010 to 12/31/2010          8.203846           9.031096        146,089.9046
01/01/2011 to 12/31/2011          9.031096           8.905852        128,693.7970
01/01/2012 to 12/31/2012          8.905852          10.058902        100,567.5999
01/01/2013 to 04/26/2013         10.058902          11.037895              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.589856          22.047195         18,047.3963
01/01/2014 to 12/31/2014         22.047195          21.794942         17,000.0155
01/01/2015 to 12/31/2015         21.794942          21.692591         14,234.3031
01/01/2016 to 12/31/2016         21.692591          25.465371         12,207.6617
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         20.646723          22.486191              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.186714          13.485704              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         18.224562          16.229602         36,522.9439
01/01/2008 to 12/31/2008         16.229602           9.928645         31,061.5290
01/01/2009 to 12/31/2009          9.928645          13.463646         26,318.1200
01/01/2010 to 12/31/2010         13.463646          16.401324         26,836.1574
01/01/2011 to 12/31/2011         16.401324          15.404795         25,210.6979
01/01/2012 to 12/31/2012         15.404795          16.081098         22,005.8828
01/01/2013 to 04/26/2013         16.081098          17.466846              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.770938          15.985537         70,279.2903
01/01/2008 to 12/31/2008         15.985537           9.192641         60,384.9722
01/01/2009 to 12/31/2009          9.192641          13.037536         49,176.6100
01/01/2010 to 12/31/2010         13.037536          15.091688         44,043.0757
01/01/2011 to 12/31/2011         15.091688          14.764422         40,589.0453
01/01/2012 to 12/31/2012         14.764422          17.372531         37,463.3054
01/01/2013 to 12/31/2013         17.372531          23.903536         35,345.3947
01/01/2014 to 12/31/2014         23.903536          25.793077         28,841.6896
01/01/2015 to 12/31/2015         25.793077          28.263333         26,518.6689
01/01/2016 to 12/31/2016         28.263333          28.453364         24,581.2057
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.546298          16.883425         15,415.2355
01/01/2008 to 12/31/2008         16.883425          10.660568         14,729.7247
01/01/2009 to 12/31/2009         10.660568          14.654190         13,143.9500
01/01/2010 to 12/31/2010         14.654190          19.566718         12,433.4536
01/01/2011 to 12/31/2011         19.566718          19.682243         10,411.6376
01/01/2012 to 12/31/2012         19.682243          22.619391          8,702.9644
01/01/2013 to 12/31/2013         22.619391          32.334622          8,458.9355
01/01/2014 to 12/31/2014         32.334622          34.191868          7,728.5799
01/01/2015 to 12/31/2015         34.191868          34.737789          6,868.1436
01/01/2016 to 12/31/2016         34.737789          38.398799          6,088.1890
--------------------------       ---------          ---------        ------------


                      0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         16.042921          19.039731              0.0000
01/01/2011 to 12/31/2011         19.039731          15.730986              0.0000
01/01/2012 to 12/31/2012         15.730986          15.999305              0.0000
01/01/2013 to 12/31/2013         15.999305          17.570042              0.0000
01/01/2014 to 12/31/2014         17.570042          14.142127              0.0000
01/01/2015 to 12/31/2015         14.142127           9.429008              0.0000
01/01/2016 to 12/31/2016          9.429008          13.438560              0.0000
--------------------------       ---------          ---------              ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         35.536161          37.029617          2,884.8452
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         20.179443          21.337554          7,212.1315
01/01/2008 to 12/31/2008         21.337554          18.883922          6,115.3321
01/01/2009 to 12/31/2009         18.883922          24.919424          5,750.5800
01/01/2010 to 12/31/2010         24.919424          27.716909          7,007.1907
01/01/2011 to 12/31/2011         27.716909          28.480181          7,159.6539
01/01/2012 to 12/31/2012         28.480181          31.520534         11,918.9850
01/01/2013 to 12/31/2013         31.520534          31.736533          5,648.9834
01/01/2014 to 12/31/2014         31.736533          32.910285          5,361.0853
01/01/2015 to 12/31/2015         32.910285          32.208965          5,117.0941
01/01/2016 to 04/29/2016         32.208965          33.096994              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         33.758718          35.143047        190,405.7758
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.478975          17.589128              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         19.085250          20.162294        776,732.2684
01/01/2008 to 12/31/2008         20.162294          16.272209        646,951.4709
01/01/2009 to 12/31/2009         16.272209          22.067515        551,079.0500
01/01/2010 to 12/31/2010         22.067515          24.717744        447,284.2618
01/01/2011 to 12/31/2011         24.717744          25.601783        380,330.4313
01/01/2012 to 12/31/2012         25.601783          28.670493        330,279.1849
01/01/2013 to 12/31/2013         28.670493          30.696071        279,545.2532
01/01/2014 to 12/31/2014         30.696071          31.906008        243,207.9544
01/01/2015 to 12/31/2015         31.906008          30.948108        218,287.8453
01/01/2016 to 04/29/2016         30.948108          31.946432              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007         16.513269          16.894721        180,238.5656
01/01/2008 to 12/31/2008         16.894721          11.534720        140,896.8309
01/01/2009 to 12/31/2009         11.534720          14.576600        108,341.6300
01/01/2010 to 12/31/2010         14.576600          16.275309        100,743.9554
01/01/2011 to 12/31/2011         16.275309          16.447930         86,092.7418
01/01/2012 to 12/31/2012         16.447930          19.456199         60,672.1944
01/01/2013 to 12/31/2013         19.456199          25.545007         40,608.6109
01/01/2014 to 12/31/2014         25.545007          28.535538         35,343.6875
01/01/2015 to 12/31/2015         28.535538          27.433128         26,089.3889
01/01/2016 to 12/31/2016         27.433128          30.912183         24,400.1662

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          27.049099          30.770328        74,954.6647
01/01/2008 to 12/31/2008          30.770328          18.777897       197,092.9401
01/01/2009 to 12/31/2009          18.777897          26.469113       364,791.9400
01/01/2010 to 12/31/2010          26.469113          29.298602       515,235.0504
01/01/2011 to 12/31/2011          29.298602          26.443255       606,943.9170
01/01/2012 to 12/31/2012          26.443255          32.101565       552,288.0065
01/01/2013 to 12/31/2013          32.101565          41.076050       505,393.6487
01/01/2014 to 12/31/2014          41.076050          41.628872       472,904.3224
01/01/2015 to 12/31/2015          41.628872          44.095742       426,683.3284
01/01/2016 to 12/31/2016          44.095742          43.950053       406,287.4938
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.464894          16.992711        28,562.4325
01/01/2009 to 12/31/2009          16.992711          27.149527        99,860.4300
01/01/2010 to 12/31/2010          27.149527          32.920793       134,786.6688
01/01/2011 to 12/31/2011          32.920793          26.367076       183,217.1922
01/01/2012 to 12/31/2012          26.367076          30.863996       171,468.0248
01/01/2013 to 12/31/2013          30.863996          39.217696       155,508.8223
01/01/2014 to 12/31/2014          39.217696          39.671535       147,650.7518
01/01/2015 to 12/31/2015          39.671535          39.400957       132,250.8911
01/01/2016 to 12/31/2016          39.400957          39.847362       129,309.5959
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         188.190612         109.148895        19,469.1387
01/01/2009 to 12/31/2009         109.148895         150.727907        79,436.1300
01/01/2010 to 12/31/2010         150.727907         177.194644       102,573.2508
01/01/2011 to 12/31/2011         177.194644         168.015813       113,627.5949
01/01/2012 to 12/31/2012         168.015813         196.193308       106,289.2324
01/01/2013 to 12/31/2013         196.193308         252.838779        95,208.6894
01/01/2014 to 12/31/2014         252.838779         271.758949        87,269.3973
01/01/2015 to 12/31/2015         271.758949         287.650827        79,472.6983
01/01/2016 to 12/31/2016         287.650827         311.964466        71,530.6307
--------------------------       ----------         ----------       ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.265760          10.648365       217,313.8510
01/01/2013 to 12/31/2013          10.648365          11.723335       252,156.2387
01/01/2014 to 12/31/2014          11.723335          12.465792       245,658.3428
01/01/2015 to 12/31/2015          12.465792          12.419456       233,764.1792
01/01/2016 to 12/31/2016          12.419456          12.744396       210,355.3940
--------------------------       ----------         ----------       ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996912           1.043645             0.0000
01/01/2015 to 12/31/2015           1.043645           1.023609             0.0000
01/01/2016 to 12/31/2016           1.023609           1.034157             0.0000
--------------------------       ----------         ----------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.205488          11.650051        29,515.1989
01/01/2013 to 12/31/2013          11.650051          11.148560        30,892.3642
01/01/2014 to 12/31/2014          11.148560          11.484625        30,715.3466
01/01/2015 to 12/31/2015          11.484625          10.287018        27,521.1488
01/01/2016 to 12/31/2016          10.287018          11.102852        26,079.4766
--------------------------       ----------         ----------       ------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.019602          10.375344        509,689.2029
01/01/2013 to 12/31/2013         10.375344          11.336668        426,896.2087
01/01/2014 to 12/31/2014         11.336668          11.893802        413,346.6804
01/01/2015 to 12/31/2015         11.893802          11.768558        388,743.9633
01/01/2016 to 12/31/2016         11.768558          12.173862        379,523.8333
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.270801          19.314209          3,628.3900
01/01/2010 to 12/31/2010         19.314209          22.149122         10,629.3652
01/01/2011 to 12/31/2011         22.149122          22.454444         22,839.5763
01/01/2012 to 12/31/2012         22.454444          25.920444         34,693.5740
01/01/2013 to 12/31/2013         25.920444          28.071708         29,963.4304
01/01/2014 to 12/31/2014         28.071708          28.722571         29,492.9182
01/01/2015 to 12/31/2015         28.722571          27.299593         29,251.3016
01/01/2016 to 12/31/2016         27.299593          30.821321         28,167.5173
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.456458           9.574904         10,720.5123
01/01/2009 to 12/31/2009          9.574904          12.778769         11,165.6700
01/01/2010 to 12/31/2010         12.778769          14.696713         14,346.9472
01/01/2011 to 12/31/2011         14.696713          13.744790         26,204.9073
01/01/2012 to 12/31/2012         13.744790          17.152468         27,434.4834
01/01/2013 to 12/31/2013         17.152468          17.592724         31,090.2447
01/01/2014 to 12/31/2014         17.592724          19.738384         27,923.4913
01/01/2015 to 12/31/2015         19.738384          19.277756         26,502.1547
01/01/2016 to 12/31/2016         19.277756          19.262308         25,474.5703
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.277183           6.615796         19,408.5226
01/01/2012 to 12/31/2012          6.615796           7.765725         21,890.2054
01/01/2013 to 12/31/2013          7.765725          11.200113         37,759.4648
01/01/2014 to 12/31/2014         11.200113          13.190223         36,755.6881
01/01/2015 to 12/31/2015         13.190223          12.538160         47,779.3037
01/01/2016 to 12/31/2016         12.538160          12.752529         44,762.1893
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.226475          10.462963              0.0000
01/01/2008 to 12/31/2008         10.462963           4.703540              0.0000
01/01/2009 to 12/31/2009          4.703540           6.428128              0.0000
01/01/2010 to 12/31/2010          6.428128           6.834396              0.0000
01/01/2011 to 04/29/2011          6.834396           7.277752              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010788           1.051237        503,067.3706
01/01/2013 to 12/31/2013          1.051237           1.060675        604,872.2632
01/01/2014 to 12/31/2014          1.060675           1.109281        697,730.1443
01/01/2015 to 12/31/2015          1.109281           1.052592        618,994.1605
01/01/2016 to 12/31/2016          1.052592           1.164800        677,397.2666
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.079337          11.666352          925,836.7367
01/01/2008 to 12/31/2008         11.666352           7.405894        1,005,413.5891
01/01/2009 to 12/31/2009          7.405894           9.286386        1,239,941.8700
01/01/2010 to 12/31/2010          9.286386          10.567034        1,341,700.4389
01/01/2011 to 12/31/2011         10.567034          10.314166        1,296,729.5702
01/01/2012 to 12/31/2012         10.314166          12.108316        1,121,740.4722
01/01/2013 to 12/31/2013         12.108316          16.238772        1,010,710.3536
01/01/2014 to 12/31/2014         16.238772          17.583149          917,404.8881
01/01/2015 to 12/31/2015         17.583149          16.376979          850,167.6588
01/01/2016 to 12/31/2016         16.376979          19.028229          776,334.3640
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         28.901726          28.798677          727,734.9358
01/01/2008 to 12/31/2008         28.798677          17.464781          668,746.9634
01/01/2009 to 12/31/2009         17.464781          21.890051          628,659.6800
01/01/2010 to 12/31/2010         21.890051          27.218344          611,084.4095
01/01/2011 to 12/31/2011         27.218344          25.964497          543,250.5277
01/01/2012 to 12/31/2012         25.964497          29.497584          478,252.6568
01/01/2013 to 12/31/2013         29.497584          38.073465          418,764.8518
01/01/2014 to 12/31/2014         38.073465          41.350291          368,675.7760
01/01/2015 to 12/31/2015         41.350291          37.280735          341,330.9116
01/01/2016 to 12/31/2016         37.280735          42.653702          313,702.3379
--------------------------       ---------          ---------        --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.418707          17.519092               67.5449
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012842           1.053290          382,578.6060
01/01/2013 to 12/31/2013          1.053290           1.157959          545,882.7487
01/01/2014 to 12/31/2014          1.157959           1.227023          617,995.3042
01/01/2015 to 12/31/2015          1.227023           1.226291          621,898.5379
01/01/2016 to 12/31/2016          1.226291           1.249958          703,226.2312
--------------------------       ---------          ---------        --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.456994          10.007427           13,265.8411
01/01/2009 to 12/31/2009         10.007427          12.765074           40,210.0900
01/01/2010 to 12/31/2010         12.765074          15.078338           55,876.2016
01/01/2011 to 12/31/2011         15.078338          13.388505           61,863.3486
01/01/2012 to 12/31/2012         13.388505          15.298062           56,060.4333
01/01/2013 to 12/31/2013         15.298062          20.139153           64,078.8100
01/01/2014 to 12/31/2014         20.139153          20.820765           64,735.1518
01/01/2015 to 12/31/2015         20.820765          19.090902           62,485.3778
01/01/2016 to 12/31/2016         19.090902          24.679442           55,589.3436
--------------------------       ---------          ---------        --------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.615629           6.264735           16,101.0419
01/01/2009 to 12/31/2009          6.264735          10.484007           61,231.8300
01/01/2010 to 12/31/2010         10.484007          12.841577          110,555.9205
01/01/2011 to 12/31/2011         12.841577          10.341202          151,606.5676
01/01/2012 to 12/31/2012         10.341202          12.178447          133,583.9600
01/01/2013 to 12/31/2013         12.178447          11.462429          162,178.0472
01/01/2014 to 12/31/2014         11.462429          10.613681          167,456.6720
01/01/2015 to 12/31/2015         10.613681           9.061167          161,645.3494
01/01/2016 to 12/31/2016          9.061167          10.007844          149,765.9805
--------------------------       ---------          ---------        --------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988699           9.796803           97,822.5430
01/01/2012 to 12/31/2012          9.796803          10.130466          190,305.0713
01/01/2013 to 12/31/2013         10.130466          10.151159          353,453.1666
01/01/2014 to 12/31/2014         10.151159          10.161540          408,253.9112
01/01/2015 to 12/31/2015         10.161540          10.002811          469,032.8951
01/01/2016 to 12/31/2016         10.002811          10.218697          453,394.8476
--------------------------       ---------          ---------          ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.841875          12.292994           12,066.5288
01/01/2011 to 12/31/2011         12.292994          12.136705           24,484.1249
01/01/2012 to 12/31/2012         12.136705          13.738947           40,619.0351
01/01/2013 to 12/31/2013         13.738947          13.750233           40,669.2557
01/01/2014 to 12/31/2014         13.750233          13.775585           43,474.7939
01/01/2015 to 12/31/2015         13.775585          13.077750           49,623.9193
01/01/2016 to 12/31/2016         13.077750          13.067397           47,756.0685
--------------------------       ---------          ---------          ------------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP RESEARCH
SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.445105           8.938588           21,346.4500
01/01/2010 to 12/31/2010          8.938588           9.948894           52,382.3184
01/01/2011 to 12/31/2011          9.948894           9.872297           81,467.0797
01/01/2012 to 12/31/2012          9.872297          11.081143           87,326.7301
01/01/2013 to 12/31/2013         11.081143          14.727565           84,528.6719
01/01/2014 to 12/31/2014         14.727565          16.545235           75,645.1927
01/01/2015 to 12/31/2015         16.545235          17.111624           66,489.3201
01/01/2016 to 12/31/2016         17.111624          18.338179           64,909.1859
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.169571          13.420976           13,728.7111
01/01/2008 to 12/31/2008         13.420976           7.868158           37,521.1744
01/01/2009 to 12/31/2009          7.868158          10.338150           80,140.9500
01/01/2010 to 12/31/2010         10.338150          11.930210           95,614.2990
01/01/2011 to 12/31/2011         11.930210          11.135096          113,041.6748
01/01/2012 to 12/31/2012         11.135096          12.875808          122,870.5110
01/01/2013 to 12/31/2013         12.875808          16.517418          126,654.7450
01/01/2014 to 12/31/2014         16.517418          17.193822          136,027.2537
01/01/2015 to 12/31/2015         17.193822          16.689262          107,440.8443
01/01/2016 to 12/31/2016         16.689262          18.015696          103,957.4112
--------------------------       ---------          ---------          ------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.046669          10.544562        1,123,849.8837
01/01/2013 to 12/31/2013         10.544562          11.944916        1,269,007.1910
01/01/2014 to 12/31/2014         11.944916          12.973554        1,207,807.1695
01/01/2015 to 12/31/2015         12.973554          12.325620        1,166,223.5102
01/01/2016 to 12/31/2016         12.325620          13.230351        1,139,110.7408
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.821049          11.349208            4,361.2837
01/01/2014 to 12/31/2014         11.349208          12.283004            4,269.4635
01/01/2015 to 12/31/2015         12.283004          12.019440           35,228.6603
01/01/2016 to 12/31/2016         12.019440          12.425043           58,403.9249
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.465107          18.476214        241,307.5681
01/01/2008 to 12/31/2008         18.476214          10.547833        234,096.7201
01/01/2009 to 12/31/2009         10.547833          13.746171        269,042.8000
01/01/2010 to 12/31/2010         13.746171          15.169092        357,829.1781
01/01/2011 to 12/31/2011         15.169092          13.416105        402,305.8166
01/01/2012 to 12/31/2012         13.416105          15.508856        367,498.3451
01/01/2013 to 12/31/2013         15.508856          18.320569        396,099.0157
01/01/2014 to 12/31/2014         18.320569          16.886228        389,785.6680
01/01/2015 to 12/31/2015         16.886228          16.429896        346,013.7879
01/01/2016 to 12/31/2016         16.429896          16.132099        330,534.1466
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.039306          13.501893        291,196.3282
01/01/2008 to 12/31/2008         13.501893           7.121331        314,628.6376
01/01/2009 to 12/31/2009          7.121331          11.093963        415,270.1600
01/01/2010 to 12/31/2010         11.093963          14.515122        456,943.1328
01/01/2011 to 12/31/2011         14.515122          13.382932        487,959.1410
01/01/2012 to 12/31/2012         13.382932          14.486152        461,808.7280
01/01/2013 to 12/31/2013         14.486152          19.948765        424,127.9257
01/01/2014 to 12/31/2014         19.948765          19.960577        383,981.7315
01/01/2015 to 12/31/2015         19.960577          18.778808        368,079.5804
01/01/2016 to 12/31/2016         18.778808          17.027550        353,438.7921
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.177546          21.237224        148,087.1081
01/01/2008 to 12/31/2008         21.237224          12.504179        160,036.3232
01/01/2009 to 12/31/2009         12.504179          17.315753        171,426.8400
01/01/2010 to 12/31/2010         17.315753          19.883874        178,828.6041
01/01/2011 to 12/31/2011         19.883874          18.040774        179,458.4332
01/01/2012 to 12/31/2012         18.040774          21.653231        149,717.0790
01/01/2013 to 12/31/2013         21.653231          27.263895        302,435.6555
01/01/2014 to 12/31/2014         27.263895          27.584684        268,843.6204
01/01/2015 to 12/31/2015         27.584684          28.399243        242,603.0200
01/01/2016 to 12/31/2016         28.399243          28.195725        231,834.6987
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         19.062053          19.324014        185,193.1430
01/01/2008 to 12/31/2008         19.324014          11.039651        210,180.6998
01/01/2009 to 12/31/2009         11.039651          14.336489        191,482.0300
01/01/2010 to 12/31/2010         14.336489          15.251033        173,332.6042
01/01/2011 to 04/29/2011         15.251033          17.040521              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998959           6.589701         70,643.1082
01/01/2009 to 12/31/2009          6.589701           8.656683        175,511.1300
01/01/2010 to 12/31/2010          8.656683           9.231572        232,228.9954
01/01/2011 to 12/31/2011          9.231572           8.513807        506,962.5030
01/01/2012 to 12/31/2012          8.513807          10.306238        435,040.0193
01/01/2013 to 04/26/2013         10.306238          10.972296              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999870           1.038810              0.0000
01/01/2015 to 12/31/2015          1.038810           0.972633              0.0000
01/01/2016 to 12/31/2016          0.972633           1.070601        122,998.5707
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.042214          13.359313           98,105.0100
01/01/2010 to 12/31/2010         13.359313          14.260043          320,198.5640
01/01/2011 to 12/31/2011         14.260043          15.699244          447,077.6507
01/01/2012 to 12/31/2012         15.699244          16.970014          522,361.7454
01/01/2013 to 12/31/2013         16.970014          15.250482          613,532.5317
01/01/2014 to 12/31/2014         15.250482          15.543339          561,180.3291
01/01/2015 to 12/31/2015         15.543339          14.917582          520,059.7295
01/01/2016 to 12/31/2016         14.917582          15.512982          483,261.6820
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.903065          13.747193          530,325.9477
01/01/2008 to 12/31/2008         13.747193          13.672654          758,991.6608
01/01/2009 to 12/31/2009         13.672654          15.985061        1,359,657.8700
01/01/2010 to 12/31/2010         15.985061          17.127641        1,947,045.3733
01/01/2011 to 12/31/2011         17.127641          17.503870        2,231,861.4543
01/01/2012 to 12/31/2012         17.503870          18.944875        2,147,809.3390
01/01/2013 to 12/31/2013         18.944875          18.406327        2,202,784.4301
01/01/2014 to 12/31/2014         18.406327          18.996557        2,105,129.8006
01/01/2015 to 12/31/2015         18.996557          18.817905        1,939,756.6493
01/01/2016 to 12/31/2016         18.817905          19.126422        1,840,390.0538
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.821534          11.022088           47,293.0121
01/01/2013 to 12/31/2013         11.022088          10.424455           41,874.7234
01/01/2014 to 12/31/2014         10.424455          11.106166           38,648.5292
01/01/2015 to 12/31/2015         11.106166          11.048475           41,940.0132
01/01/2016 to 12/31/2016         11.048475          11.088172           45,672.8838
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.217350          10.787177           44,091.5184
01/01/2014 to 12/31/2014         10.787177          11.608490           44,273.3946
01/01/2015 to 12/31/2015         11.608490          11.354856          124,579.3683
01/01/2016 to 12/31/2016         11.354856          11.761032          119,702.6272
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010820           1.071458          191,239.8563
01/01/2013 to 12/31/2013          1.071458           1.168636          212,265.4553
01/01/2014 to 12/31/2014          1.168636           1.247173          348,920.7466
01/01/2015 to 12/31/2015          1.247173           1.224522          334,981.1195
01/01/2016 to 12/31/2016          1.224522           1.281513          237,806.9998
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.949248          10.759634          311,629.4900
01/01/2010 to 12/31/2010         10.759634          11.962324          961,961.5015
01/01/2011 to 12/31/2011         11.962324          11.975174        1,425,811.8372
01/01/2012 to 12/31/2012         11.975174          13.385014        1,443,569.7577
01/01/2013 to 12/31/2013         13.385014          14.972964        1,373,410.5070
01/01/2014 to 12/31/2014         14.972964          15.693376        1,286,088.0025
01/01/2015 to 12/31/2015         15.693376          15.239837        1,232,085.3209
01/01/2016 to 12/31/2016         15.239837          15.968876        1,109,911.7809
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.238158       10.197163               872.4500
01/01/2010 to 12/31/2010         10.197163       11.530415             4,043.4780
01/01/2011 to 12/31/2011         11.530415       11.178449            20,369.9000
01/01/2012 to 12/31/2012         11.178449       12.736641            28,404.8953
01/01/2013 to 12/31/2013         12.736641       14.896261            24,716.9799
01/01/2014 to 12/31/2014         14.896261       15.549113            26,212.6445
01/01/2015 to 12/31/2015         15.549113       15.046169            25,817.0588
01/01/2016 to 12/31/2016         15.046169       15.929195            28,996.8559
--------------------------       ---------       ---------            -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         59.376826       61.001192           410,159.3982
01/01/2008 to 12/31/2008         61.001192       38.471134           429,859.4254
01/01/2009 to 12/31/2009         38.471134       45.116662           472,113.5200
01/01/2010 to 12/31/2010         45.116662       52.295972           456,830.3455
01/01/2011 to 12/31/2011         52.295972       49.725195           414,170.0996
01/01/2012 to 12/31/2012         49.725195       58.107518           362,250.1069
01/01/2013 to 12/31/2013         58.107518       76.998742           321,396.2432
01/01/2014 to 12/31/2014         76.998742       86.399880           268,069.8283
01/01/2015 to 12/31/2015         86.399880       82.514132           252,859.5155
01/01/2016 to 12/31/2016         82.514132       94.765380           224,937.8365
--------------------------       ---------       ---------           ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         62.600848       58.261326            10,298.5835
01/01/2008 to 12/31/2008         58.261326       35.376966             8,602.1399
01/01/2009 to 12/31/2009         35.376966       45.489365             5,150.7800
01/01/2010 to 04/30/2010         45.489365       48.671859                 0.0000
--------------------------       ---------       ---------           ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.256734       20.994272                 0.0000
01/01/2008 to 12/31/2008         20.994272       11.595178                 0.0000
01/01/2009 to 12/31/2009         11.595178       13.999266                 0.0000
01/01/2010 to 12/31/2010         13.999266       14.818308                 0.0000
01/01/2011 to 12/31/2011         14.818308       11.723365                 0.0000
01/01/2012 to 12/31/2012         11.723365       13.860903                 0.0000
01/01/2013 to 12/31/2013         13.860903       15.808242                 0.0000
01/01/2014 to 12/31/2014         15.808242       15.135282                 0.0000
01/01/2015 to 12/31/2015         15.135282       14.666868                 0.0000
01/01/2016 to 12/31/2016         14.666868       15.261955                 0.0000
--------------------------       ---------       ---------           ------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.952555       17.257330               545.9324
01/01/2014 to 12/31/2014         17.257330       18.027451             3,697.0352
01/01/2015 to 12/31/2015         18.027451       17.846946            19,670.2482
01/01/2016 to 12/31/2016         17.846946       18.047045            29,130.8506
--------------------------       ---------       ---------           ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         51.547282       54.132083            33,945.8649
01/01/2008 to 12/31/2008         54.132083       51.653777            54,149.8644
01/01/2009 to 12/31/2009         51.653777       55.864084           120,132.9200
01/01/2010 to 12/31/2010         55.864084       59.800983           156,881.7053
01/01/2011 to 12/31/2011         59.800983       62.971339           172,966.1693
01/01/2012 to 12/31/2012         62.971339       66.914627           166,183.3811
01/01/2013 to 12/31/2013         66.914627       65.614068           162,733.1015
01/01/2014 to 12/31/2014         65.614068       69.419593           160,530.4599
01/01/2015 to 12/31/2015         69.419593       68.997558           165,332.8512
01/01/2016 to 12/31/2016         68.997558       70.303550           156,229.3511
--------------------------       ---------       ---------           ------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         23.561882          29.800754          2,800.0200
01/01/2010 to 12/31/2010         29.800754          35.369721          6,068.4573
01/01/2011 to 12/31/2011         35.369721          31.901660          8,545.0316
01/01/2012 to 12/31/2012         31.901660          36.139997         10,090.2376
01/01/2013 to 12/31/2013         36.139997          48.048266          9,185.2972
01/01/2014 to 12/31/2014         48.048266          51.828815          8,662.9681
01/01/2015 to 12/31/2015         51.828815          54.562368          8,711.9027
01/01/2016 to 12/31/2016         54.562368          54.092544          8,641.3178
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.657546          11.064457        104,565.7642
01/01/2008 to 12/31/2008         11.064457          11.244417        188,405.0495
01/01/2009 to 12/31/2009         11.244417          11.166304        288,308.2000
01/01/2010 to 12/31/2010         11.166304          11.060725        211,753.7872
01/01/2011 to 12/31/2011         11.060725          10.956430        293,202.3934
01/01/2012 to 12/31/2012         10.956430          10.852271        296,671.0429
01/01/2013 to 12/31/2013         10.852271          10.749661        267,354.2838
01/01/2014 to 12/31/2014         10.749661          10.648022        181,341.9104
01/01/2015 to 12/31/2015         10.648022          10.547344        160,117.3046
01/01/2016 to 12/31/2016         10.547344          10.459333        115,437.8288
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          5.092360           5.618407        216,149.1484
01/01/2008 to 12/31/2008          5.618407           3.531289        182,170.8581
01/01/2009 to 12/31/2009          3.531289           4.881766        163,857.8800
01/01/2010 to 12/31/2010          4.881766           5.382714        153,431.1058
01/01/2011 to 12/31/2011          5.382714           5.343747        130,326.7780
01/01/2012 to 12/31/2012          5.343747           6.116394        735,687.5671
01/01/2013 to 12/31/2013          6.116394           8.284006        712,400.4774
01/01/2014 to 12/31/2014          8.284006           8.923128        631,646.4157
01/01/2015 to 12/31/2015          8.923128           9.770323        615,984.3610
01/01/2016 to 12/31/2016          9.770323           9.665381        559,940.4865
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.403797          10.645350        387,043.1565
01/01/2008 to 12/31/2008         10.645350           5.700361        401,741.6968
01/01/2009 to 12/31/2009          5.700361           8.114102        449,459.5800
01/01/2010 to 12/31/2010          8.114102           8.792647        477,620.0525
01/01/2011 to 12/31/2011          8.792647           8.589434        445,093.2657
01/01/2012 to 04/27/2012          8.589434           9.677245              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.877909          11.516921         81,727.5320
01/01/2008 to 12/31/2008         11.516921           6.695302        144,505.8392
01/01/2009 to 12/31/2009          6.695302           8.600118        169,066.9900
01/01/2010 to 12/31/2010          8.600118          11.189229        163,180.4213
01/01/2011 to 12/31/2011         11.189229          11.387934        146,517.7739
01/01/2012 to 12/31/2012         11.387934          12.508537        124,440.2790
01/01/2013 to 12/31/2013         12.508537          18.384655        104,799.1372
01/01/2014 to 12/31/2014         18.384655          18.381065         99,558.3661
01/01/2015 to 12/31/2015         18.381065          18.467132         93,789.2762
01/01/2016 to 12/31/2016         18.467132          19.398720         87,238.3693
--------------------------       ---------          ---------        ------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.737795          14.339784              582.7900
01/01/2010 to 12/31/2010         14.339784          17.412856           14,369.0804
01/01/2011 to 12/31/2011         17.412856          14.445286           19,439.2991
01/01/2012 to 12/31/2012         14.445286          16.869747            9,119.7478
01/01/2013 to 12/31/2013         16.869747          21.322570            7,970.0065
01/01/2014 to 12/31/2014         21.322570          19.707036            8,251.6147
01/01/2015 to 12/31/2015         19.707036          20.644150            7,930.9418
01/01/2016 to 12/31/2016         20.644150          21.640383            7,486.3809
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         60.031670          61.396034           96,459.2988
--------------------------       ---------          ---------           -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         20.870375          21.706638            3,905.2481
01/01/2008 to 12/31/2008         21.706638          14.440738           12,107.9294
01/01/2009 to 12/31/2009         14.440738          17.720787          351,356.1200
01/01/2010 to 12/31/2010         17.720787          20.400781          342,685.2265
01/01/2011 to 12/31/2011         20.400781          19.289350          336,763.3975
01/01/2012 to 12/31/2012         19.289350          21.129484          310,922.2957
01/01/2013 to 12/31/2013         21.129484          27.852481          265,377.8441
01/01/2014 to 12/31/2014         27.852481          30.667382          229,543.8961
01/01/2015 to 12/31/2015         30.667382          30.396638          207,519.8511
01/01/2016 to 04/29/2016         30.396638          30.641756                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         13.104419          12.937958          770,507.4979
01/01/2008 to 12/31/2008         12.937958           7.637295          689,484.0452
01/01/2009 to 05/01/2009          7.637295           7.562857                0.0000
--------------------------       ---------          ---------          ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         40.157012          41.538159          217,833.4151
01/01/2008 to 12/31/2008         41.538159          24.909874          271,311.7190
01/01/2009 to 12/31/2009         24.909874          32.527645          328,475.9000
01/01/2010 to 12/31/2010         32.527645          36.027589          347,648.6431
01/01/2011 to 12/31/2011         36.027589          34.196237          344,074.2561
01/01/2012 to 12/31/2012         34.196237          38.173413          313,776.7914
01/01/2013 to 12/31/2013         38.173413          50.490346          271,820.4769
01/01/2014 to 12/31/2014         50.490346          55.237571          238,962.4279
01/01/2015 to 12/31/2015         55.237571          55.955447          211,478.4975
01/01/2016 to 12/31/2016         55.955447          59.390576          195,756.2599
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.591297          14.925737           50,056.3562
01/01/2015 to 12/31/2015         14.925737          14.698053           63,495.3824
01/01/2016 to 12/31/2016         14.698053          15.218616           86,328.7005
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.013270          15.480445        7,522,144.6079
01/01/2015 to 12/31/2015         15.480445          15.169509        6,872,263.3314
01/01/2016 to 12/31/2016         15.169509          15.940828        6,443,398.9189
--------------------------       ---------          ---------        --------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.268360          11.821931            40,622.1982
01/01/2008 to 12/31/2008         11.821931           9.291690           316,045.2884
01/01/2009 to 12/31/2009          9.291690          11.312232         1,055,330.2000
01/01/2010 to 12/31/2010         11.312232          12.426932         1,583,779.7413
01/01/2011 to 12/31/2011         12.426932          12.528188         1,961,732.4540
01/01/2012 to 12/31/2012         12.528188          13.763153         2,065,380.6052
01/01/2013 to 12/31/2013         13.763153          14.870825         1,794,912.6794
01/01/2014 to 04/25/2014         14.870825          15.014442                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.718604          12.327685           514,413.5535
01/01/2008 to 12/31/2008         12.327685           8.984678         1,277,750.8877
01/01/2009 to 12/31/2009          8.984678          11.221329         3,593,661.4700
01/01/2010 to 12/31/2010         11.221329          12.493483         5,385,903.3170
01/01/2011 to 12/31/2011         12.493483          12.361129         6,494,545.6783
01/01/2012 to 12/31/2012         12.361129          13.761169         6,453,162.8873
01/01/2013 to 12/31/2013         13.761169          15.570157         6,134,216.5093
01/01/2014 to 04/25/2014         15.570157          15.661297                 0.0000
--------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.986278          16.608635        15,117,522.5541
01/01/2015 to 12/31/2015         16.608635          16.243043        14,323,631.8018
01/01/2016 to 12/31/2016         16.243043          17.232654        13,337,472.5716
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.244288          12.720065         1,770,919.6819
01/01/2008 to 12/31/2008         12.720065           8.575693         4,419,617.5305
01/01/2009 to 12/31/2009          8.575693          10.901635        10,086,481.1900
01/01/2010 to 12/31/2010         10.901635          12.265608        14,710,264.7860
01/01/2011 to 12/31/2011         12.265608          11.942989        17,705,937.2866
01/01/2012 to 12/31/2012         11.942989          13.477478        16,984,082.3326
01/01/2013 to 12/31/2013         13.477478          15.942461        15,864,954.5200
01/01/2014 to 04/25/2014         15.942461          15.987527                 0.0000
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.479489          17.219828         5,077,306.3518
01/01/2015 to 12/31/2015         17.219828          16.767723         4,542,640.7334
01/01/2016 to 12/31/2016         16.767723          17.961280         4,218,586.3947
--------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.910117          13.388744         1,269,502.1884
01/01/2008 to 12/31/2008         13.388744           8.239949         2,959,065.7283
01/01/2009 to 12/31/2009          8.239949          10.618684         4,349,103.4800
01/01/2010 to 12/31/2010         10.618684          12.147548         4,418,755.1888
01/01/2011 to 12/31/2011         12.147548          11.566853         4,442,353.0029
01/01/2012 to 12/31/2012         11.566853          13.257980         4,263,221.0712
01/01/2013 to 12/31/2013         13.257980          16.535872         5,591,962.4832
01/01/2014 to 04/25/2014         16.535872          16.492440                 0.0000
--------------------------       ---------          ---------        ---------------


                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998959           7.055493          676,921.2757
01/01/2009 to 12/31/2009          7.055493           8.984175        1,839,369.9200
01/01/2010 to 12/31/2010          8.984175           9.793239        2,177,123.8819
01/01/2011 to 12/31/2011          9.793239           9.530068        2,144,447.8371
01/01/2012 to 12/31/2012          9.530068          10.961520        2,008,753.8876
01/01/2013 to 04/26/2013         10.961520          11.817549                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         48.898652          50.428124          246,324.7664
01/01/2008 to 12/31/2008         50.428124          38.787323          240,906.3437
01/01/2009 to 12/31/2009         38.787323          45.452941          286,736.0300
01/01/2010 to 12/31/2010         45.452941          49.434648          294,958.2474
01/01/2011 to 12/31/2011         49.434648          50.025330          294,651.8920
01/01/2012 to 12/31/2012         50.025330          55.153258          271,188.6764
01/01/2013 to 12/31/2013         55.153258          64.847603          236,114.0769
01/01/2014 to 12/31/2014         64.847603          69.606816          205,769.3689
01/01/2015 to 12/31/2015         69.606816          68.673199          184,914.6811
01/01/2016 to 12/31/2016         68.673199          74.093588          166,621.2486
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.701554          11.683001           35,075.5872
01/01/2009 to 12/31/2009         11.683001          13.954735          174,760.7800
01/01/2010 to 12/31/2010         13.954735          15.368123          340,192.3465
01/01/2011 to 12/31/2011         15.368123          15.320392          450,839.2618
01/01/2012 to 12/31/2012         15.320392          17.651120          421,805.4626
01/01/2013 to 12/31/2013         17.651120          23.671229        1,241,430.7169
01/01/2014 to 12/31/2014         23.671229          25.923906        1,087,116.0487
01/01/2015 to 12/31/2015         25.923906          25.585205          990,283.4306
01/01/2016 to 12/31/2016         25.585205          28.915532          903,769.4331
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998959           6.620666          228,554.2176
01/01/2009 to 12/31/2009          6.620666           8.189993        1,004,432.1000
01/01/2010 to 12/31/2010          8.189993           9.006842        1,573,368.8568
01/01/2011 to 12/31/2011          9.006842           8.873072        1,857,789.3844
01/01/2012 to 12/31/2012          8.873072          10.011811        1,722,399.7391
01/01/2013 to 04/26/2013         10.011811          10.982730                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         21.264893          26.635569           65,628.3066
01/01/2014 to 12/31/2014         26.635569          26.304490           62,957.5627
01/01/2015 to 12/31/2015         26.304490          26.154791           58,905.6755
01/01/2016 to 12/31/2016         26.154791          30.672958           52,898.3547
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         18.863010          20.536872                0.0000
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.166044          13.458449                0.0000
--------------------------       ---------          ---------        --------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         18.123552          16.128812        104,420.1881
01/01/2008 to 12/31/2008         16.128812           9.857069        109,273.6698
01/01/2009 to 12/31/2009          9.857069          13.353227         95,743.8500
01/01/2010 to 12/31/2010         13.353227          16.250571         95,603.1899
01/01/2011 to 12/31/2011         16.250571          15.247968         96,171.4394
01/01/2012 to 12/31/2012         15.247968          15.901387         93,127.8477
01/01/2013 to 04/26/2013         15.901387          17.266159              0.0000
--------------------------       ---------          ---------        ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         16.018769          18.998468          5,027.7312
01/01/2011 to 12/31/2011         18.998468          15.681217         19,388.2859
01/01/2012 to 12/31/2012         15.681217          15.932657         23,159.8665
01/01/2013 to 12/31/2013         15.932657          17.479359         21,440.2580
01/01/2014 to 12/31/2014         17.479359          14.055042         21,574.9645
01/01/2015 to 12/31/2015         14.055042           9.361552         37,173.7093
01/01/2016 to 12/31/2016          9.361552          13.329087         29,432.3478
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         34.779782          36.217435         28,706.7941
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         19.928818          21.051381          8,205.4438
01/01/2008 to 12/31/2008         21.051381          18.611977         31,673.0825
01/01/2009 to 12/31/2009         18.611977          24.536038         42,776.9400
01/01/2010 to 12/31/2010         24.536038          27.263219         51,197.6592
01/01/2011 to 12/31/2011         27.263219          27.986074         48,556.5825
01/01/2012 to 12/31/2012         27.986074          30.942565         45,452.9837
01/01/2013 to 12/31/2013         30.942565          31.123461         43,412.3241
01/01/2014 to 12/31/2014         31.123461          32.242281         35,904.9906
01/01/2015 to 12/31/2015         32.242281          31.523650         35,946.0224
01/01/2016 to 04/29/2016         31.523650          32.382138              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         33.040165          34.372237        319,813.6629
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.418707          17.519092             67.5449
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         19.210751          20.274485        645,984.9469
01/01/2008 to 12/31/2008         20.274485          16.346342        629,602.0484
01/01/2009 to 12/31/2009         16.346342          22.145915        650,083.5500
01/01/2010 to 12/31/2010         22.145915          24.780781        619,671.0816
01/01/2011 to 12/31/2011         24.780781          25.641488        566,509.7589
01/01/2012 to 12/31/2012         25.641488          28.686110        505,480.3367
01/01/2013 to 12/31/2013         28.686110          30.682097        465,679.3207
01/01/2014 to 12/31/2014         30.682097          31.859609        420,778.4735
01/01/2015 to 12/31/2015         31.859609          30.872203        376,600.3732
01/01/2016 to 04/29/2016         30.872203          31.857604              0.0000
--------------------------       ---------          ---------        ------------


                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      16.435984          16.798749          499,765.6470
01/01/2008 to 12/31/2008      16.798749          11.457673          454,885.5597
01/01/2009 to 12/31/2009      11.457673          14.464759          344,462.5100
01/01/2010 to 12/31/2010      14.464759          16.134305          301,037.8674
01/01/2011 to 12/31/2011      16.134305          16.289164          258,260.1012
01/01/2012 to 12/31/2012      16.289164          19.249040          210,195.2453
01/01/2013 to 12/31/2013      19.249040          25.247775          176,408.6601
01/01/2014 to 12/31/2014      25.247775          28.175321          144,229.6657
01/01/2015 to 12/31/2015      28.175321          27.059744          135,864.9103
01/01/2016 to 12/31/2016      27.059744          30.460976          121,585.1594

                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          18.594523          21.111940           621.1544
01/01/2008 to 12/31/2008          21.111940          12.464839           620.1018
01/01/2009 to 12/31/2009          12.464839          16.690028           618.8700
01/01/2010 to 12/31/2010          16.690028          18.649573           617.7031
01/01/2011 to 12/31/2011          18.649573          17.219617           470.2915
01/01/2012 to 12/31/2012          17.219617          19.695283           470.2915
01/01/2013 to 12/31/2013          19.695283          23.206828           470.2915
01/01/2014 to 12/31/2014          23.206828          23.052068           470.2915
01/01/2015 to 12/31/2015          23.052068          22.287906           470.2915
01/01/2016 to 12/31/2016          22.287906          21.966484           470.2915
--------------------------        ---------          ---------           --------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          26.918630          30.606523         1,145.1691
01/01/2008 to 12/31/2008          30.606523          18.668550         8,955.0302
01/01/2009 to 12/31/2009          18.668550          26.301828        18,753.1700
01/01/2010 to 12/31/2010          26.301828          29.098895        22,626.7664
01/01/2011 to 12/31/2011          29.098895          26.249899        34,082.5692
01/01/2012 to 12/31/2012          26.249899          31.850829        31,119.7392
01/01/2013 to 12/31/2013          31.850829          40.734857        27,684.7407
01/01/2014 to 12/31/2014          40.734857          41.262446        27,442.3557
01/01/2015 to 12/31/2015          41.262446          43.685750        23,534.3061
01/01/2016 to 12/31/2016          43.685750          43.519653        22,903.8978
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          33.297934          16.902186         1,718.1560
01/01/2009 to 12/31/2009          16.902186          26.991403         3,850.4200
01/01/2010 to 12/31/2010          26.991403          32.712716         4,592.8821
01/01/2011 to 12/31/2011          32.712716          26.187334         8,131.7492
01/01/2012 to 12/31/2012          26.187334          30.638198         7,412.5463
01/01/2013 to 12/31/2013          30.638198          38.911338         6,242.9439
01/01/2014 to 12/31/2014          38.911338          39.341947         6,345.6664
01/01/2015 to 12/31/2015          39.341947          39.054070         6,268.3882
01/01/2016 to 12/31/2016          39.054070          39.476801         6,013.4980
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         185.923954         107.797606         1,509.2499
01/01/2009 to 12/31/2009         107.797606         148.787449         4,758.3400
01/01/2010 to 12/31/2010         148.787449         174.826106         5,492.1675
01/01/2011 to 12/31/2011         174.826106         165.687253         7,597.7763
01/01/2012 to 12/31/2012         165.687253         193.377047         5,844.2641
01/01/2013 to 12/31/2013         193.377047         249.084895         5,320.2523
01/01/2014 to 12/31/2014         249.084895         267.590314         4,984.5311
01/01/2015 to 12/31/2015         267.590314         283.096815         4,637.2222
01/01/2016 to 12/31/2016         283.096815         306.872089         4,257.2394
--------------------------       ----------         ----------        -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.522376          16.599409         21,373.4439
01/01/2008 to 12/31/2008         16.599409           9.798006         18,300.2626
01/01/2009 to 12/31/2009          9.798006          13.293826          7,174.5400
01/01/2010 to 12/31/2010         13.293826          14.268072          7,142.3391
01/01/2011 to 12/31/2011         14.268072          12.624073          7,119.5609
01/01/2012 to 12/31/2012         12.624073          14.776555          3,903.6735
01/01/2013 to 12/31/2013         14.776555          17.990055          3,427.7519
01/01/2014 to 12/31/2014         17.990055          15.828378          3,420.8873
01/01/2015 to 12/31/2015         15.828378          14.653439          3,401.5837
01/01/2016 to 12/31/2016         14.653439          15.548586          3,380.1650
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.260586          10.639427              0.0000
01/01/2013 to 12/31/2013         10.639427          11.707640          1,350.3064
01/01/2014 to 12/31/2014         11.707640          12.442880          1,333.4618
01/01/2015 to 12/31/2015         12.442880          12.390432            994.4045
01/01/2016 to 12/31/2016         12.390432          12.708257            978.7906
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996905           1.043285              0.0000
01/01/2015 to 12/31/2015          1.043285           1.022744              0.0000
01/01/2016 to 12/31/2016          1.022744           1.032767              0.0000
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.199691          11.640117              0.0000
01/01/2013 to 12/31/2013         11.640117          11.133484            327.8236
01/01/2014 to 12/31/2014         11.133484          11.463360            358.2336
01/01/2015 to 12/31/2015         11.463360          10.262832              0.0000
01/01/2016 to 12/31/2016         10.262832          11.071213              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.014551          10.366634         15,104.2787
01/01/2013 to 12/31/2013         10.366634          11.321491         16,322.3628
01/01/2014 to 12/31/2014         11.321491          11.871940         21,112.9456
01/01/2015 to 12/31/2015         11.871940          11.741052         20,650.8841
01/01/2016 to 12/31/2016         11.741052          12.139338         20,587.4585
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         15.174251          19.185768              0.0000
01/01/2010 to 12/31/2010         19.185768          21.990837          2,393.8960
01/01/2011 to 12/31/2011         21.990837          22.282862          2,893.3170
01/01/2012 to 12/31/2012         22.282862          25.709456         10,296.2864
01/01/2013 to 12/31/2013         25.709456          27.829293          9,011.3560
01/01/2014 to 12/31/2014         27.829293          28.460301          9,631.1115
01/01/2015 to 12/31/2015         28.460301          27.036788          8,933.4220
01/01/2016 to 12/31/2016         27.036788          30.509361          8,217.5755
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.421620           9.552544            529.7680
01/01/2009 to 12/31/2009          9.552544          12.742551            558.3000
01/01/2010 to 12/31/2010         12.742551          14.647744          5,259.1932
01/01/2011 to 12/31/2011         14.647744          13.692155          9,060.5615
01/01/2012 to 12/31/2012         13.692155          17.078201          8,878.6413
01/01/2013 to 12/31/2013         17.078201          17.507793          6,324.5006
01/01/2014 to 12/31/2014         17.507793          19.633277          6,316.2163
01/01/2015 to 12/31/2015         19.633277          19.165514          6,150.3263
01/01/2016 to 12/31/2016         19.165514          19.140588          6,580.7165
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.257163           6.595404              0.0000
01/01/2012 to 12/31/2012          6.595404           7.737899            620.7568
01/01/2013 to 12/31/2013          7.737899          11.154408            659.5885
01/01/2014 to 12/31/2014         11.154408          13.129832            659.5885
01/01/2015 to 12/31/2015         13.129832          12.474511            800.2404
01/01/2016 to 12/31/2016         12.474511          12.681448          1,742.8017
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.219954          10.451627              0.0000
01/01/2008 to 12/31/2008         10.451627           4.696077              0.0000
01/01/2009 to 12/31/2009          4.696077           6.414719              0.0000
01/01/2010 to 12/31/2010          6.414719           6.816733              0.0000
01/01/2011 to 04/29/2011          6.816733           7.257760              0.0000
--------------------------       ---------          ---------          ----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010779           1.050875              0.0000
01/01/2013 to 12/31/2013          1.050875           1.059780          1,042.0514
01/01/2014 to 12/31/2014          1.059780           1.107791          2,137.3190
01/01/2015 to 12/31/2015          1.107791           1.050652         57,278.3281
01/01/2016 to 12/31/2016          1.050652           1.162073         54,178.0905
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.069267          11.650766         29,277.2162
01/01/2008 to 12/31/2008         11.650766           7.392281         42,566.5554
01/01/2009 to 12/31/2009          7.392281           9.263448         74,605.3000
01/01/2010 to 12/31/2010          9.263448          10.533563         63,824.4425
01/01/2011 to 12/31/2011         10.533563          10.274314         68,911.7131
01/01/2012 to 12/31/2012         10.274314          12.046543         58,033.6739
01/01/2013 to 12/31/2013         12.046543          16.147344         50,055.4615
01/01/2014 to 12/31/2014         16.147344          17.475410         44,127.6527
01/01/2015 to 12/31/2015         17.475410          16.268489         41,620.6976
01/01/2016 to 12/31/2016         16.268489          18.892728         40,117.7933
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         28.594177          28.477901        104,949.7030
01/01/2008 to 12/31/2008         28.477901          17.261569         98,363.3581
01/01/2009 to 12/31/2009         17.261569          21.624530         95,655.1900
01/01/2010 to 12/31/2010         21.624530          26.874767         85,260.3747
01/01/2011 to 12/31/2011         26.874767          25.623951         79,416.8559
01/01/2012 to 12/31/2012         25.623951          29.096071         74,103.1128
01/01/2013 to 12/31/2013         29.096071          37.536456         64,375.9026
01/01/2014 to 12/31/2014         37.536456          40.746684         56,375.9970
01/01/2015 to 12/31/2015         40.746684          36.718155         53,921.0374
01/01/2016 to 12/31/2016         36.718155          41.989040         50,829.3473
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.388660          17.484182              0.0000
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012834           1.052928              0.0000
01/01/2013 to 12/31/2013          1.052928           1.156982              0.0000
01/01/2014 to 12/31/2014          1.156982           1.225375              0.0000
01/01/2015 to 12/31/2015          1.225375           1.224032              0.0000
01/01/2016 to 12/31/2016          1.224032           1.247032              0.0000
--------------------------        --------           --------              ------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.436882           9.989079          1,208.5341
01/01/2009 to 12/31/2009          9.989079          12.735298          3,901.3100
01/01/2010 to 12/31/2010         12.735298          15.035653          4,950.1259
01/01/2011 to 12/31/2011         15.035653          13.343938         11,078.5742
01/01/2012 to 12/31/2012         13.343938          15.239479          9,170.5754
01/01/2013 to 12/31/2013         15.239479          20.052009          8,520.5143
01/01/2014 to 12/31/2014         20.052009          20.720308          8,500.3628
01/01/2015 to 12/31/2015         20.720308          18.989289          8,651.7941
01/01/2016 to 12/31/2016         18.989289          24.535818          7,477.4390
--------------------------       ---------          ---------         -----------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.601998           6.256334            505.2729
01/01/2009 to 12/31/2009          6.256334          10.464716          2,458.2100
01/01/2010 to 12/31/2010         10.464716          12.811552         27,794.1219
01/01/2011 to 12/31/2011         12.811552          10.311869         36,814.3590
01/01/2012 to 12/31/2012         10.311869          12.137802         26,022.8940
01/01/2013 to 12/31/2013         12.137802          11.418461         26,126.4983
01/01/2014 to 12/31/2014         11.418461          10.567679         27,505.7590
01/01/2015 to 12/31/2015         10.567679           9.017377         33,472.6730
01/01/2016 to 12/31/2016          9.017377           9.954502         31,114.0313
--------------------------       ---------          ---------         -----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.889755          13.778830              0.0000
--------------------------       ---------          ---------         -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988631           9.793488         11,947.3497
01/01/2012 to 12/31/2012          9.793488          10.121948         13,370.7539
01/01/2013 to 12/31/2013         10.121948          10.137553         15,264.8454
01/01/2014 to 12/31/2014         10.137553          10.142848         17,386.1339
01/01/2015 to 12/31/2015         10.142848           9.979419         32,664.6597
01/01/2016 to 12/31/2016          9.979419          10.189704         34,407.9056
--------------------------       ---------          ---------         -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.835911          12.282733          1,854.2742
01/01/2011 to 12/31/2011         12.282733          12.120526          4,731.7615
01/01/2012 to 12/31/2012         12.120526          13.713737          4,514.1891
01/01/2013 to 12/31/2013         13.713737          13.718141          4,947.8528
01/01/2014 to 12/31/2014         13.718141          13.736562          5,424.1248
01/01/2015 to 12/31/2015         13.736562          13.034180          3,129.7108
01/01/2016 to 12/31/2016         13.034180          13.017351          3,298.3197
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.403785           8.886051              0.0000
01/01/2010 to 12/31/2010          8.886051           9.885480              0.0000
01/01/2011 to 12/31/2011          9.885480           9.804476          1,633.5775
01/01/2012 to 12/31/2012          9.804476          10.999489          1,555.8246
01/01/2013 to 12/31/2013         10.999489          14.611738          2,276.1153
01/01/2014 to 12/31/2014         14.611738          16.406908          2,136.1671
01/01/2015 to 12/31/2015         16.406908          16.960079          2,026.3490
01/01/2016 to 12/31/2016         16.960079          18.166686          1,697.3691
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.155404          13.399798              0.0000
01/01/2008 to 12/31/2008         13.399798           7.851792              0.0000
01/01/2009 to 12/31/2009          7.851792          10.311487              0.0000
01/01/2010 to 12/31/2010         10.311487          11.893500            755.2322
01/01/2011 to 12/31/2011         11.893500          11.095292          7,973.6968
01/01/2012 to 12/31/2012         11.095292          12.823335          7,313.2349
01/01/2013 to 12/31/2013         12.823335          16.441887          6,540.8691
01/01/2014 to 12/31/2014         16.441887          17.106640          6,158.0197
01/01/2015 to 12/31/2015         17.106640          16.596334          4,835.9484
01/01/2016 to 12/31/2016         16.596334          17.906427          4,532.9002
--------------------------       ---------          ---------          ----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.041605          10.535712              0.0000
01/01/2013 to 12/31/2013         10.535712          11.928925            647.3192
01/01/2014 to 12/31/2014         11.928925          12.949710         17,149.2753
01/01/2015 to 12/31/2015         12.949710          12.296814         17,753.6311
01/01/2016 to 12/31/2016         12.296814          13.192834         18,215.4662
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987729           1.014361              0.0000
01/01/2013 to 12/31/2013          1.014361           1.134262              0.0000
01/01/2014 to 12/31/2014          1.134262           1.226974              0.0000
01/01/2015 to 12/31/2015          1.226974           1.200045              0.0000
01/01/2016 to 12/31/2016          1.200045           1.239922              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.335582          18.321653         33,248.6477
01/01/2008 to 12/31/2008         18.321653          10.454338         30,151.6775
01/01/2009 to 12/31/2009         10.454338          13.617514         37,226.4400
01/01/2010 to 12/31/2010         13.617514          15.019616         32,877.0936
01/01/2011 to 12/31/2011         15.019616          13.277267         41,758.0967
01/01/2012 to 12/31/2012         13.277267          15.340651         34,972.0449
01/01/2013 to 12/31/2013         15.340651          18.112814         32,841.9519
01/01/2014 to 12/31/2014         18.112814          16.686387         32,804.5941
01/01/2015 to 12/31/2015         16.686387          16.227336         32,944.7988
01/01/2016 to 12/31/2016         16.227336          15.925244         33,758.9848
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.994803          13.440705         70,695.3196
01/01/2008 to 12/31/2008         13.440705           7.085492         68,230.1535
01/01/2009 to 12/31/2009          7.085492          11.032616         67,582.9000
01/01/2010 to 12/31/2010         11.032616          14.427650         79,184.0556
01/01/2011 to 12/31/2011         14.427650          13.295644         80,542.7324
01/01/2012 to 12/31/2012         13.295644          14.384434         79,710.4102
01/01/2013 to 12/31/2013         14.384434          19.798798         67,683.2793
01/01/2014 to 12/31/2014         19.798798          19.800614         63,158.1885
01/01/2015 to 12/31/2015         19.800614          18.618997         62,197.2115
01/01/2016 to 12/31/2016         18.618997          16.874201         58,764.7312
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         20.078622          21.122482         13,322.9337
01/01/2008 to 12/31/2008         21.122482          12.430370         13,847.5075
01/01/2009 to 12/31/2009         12.430370          17.204937         15,156.8800
01/01/2010 to 12/31/2010         17.204937          19.746757         17,415.1627
01/01/2011 to 12/31/2011         19.746757          17.907420         17,214.2709
01/01/2012 to 12/31/2012         17.907420          21.482378         25,779.7449
01/01/2013 to 12/31/2013         21.482378          27.035259         38,362.6953
01/01/2014 to 12/31/2014         27.035259          27.339681         33,983.5021
01/01/2015 to 12/31/2015         27.339681          28.132932         30,751.4468
01/01/2016 to 12/31/2016         28.132932          27.917364         29,409.0256
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         20.461390          20.732155         10,956.3214
01/01/2008 to 12/31/2008         20.732155          11.838158         11,439.4894
01/01/2009 to 12/31/2009         11.838158          15.365774         11,151.3500
01/01/2010 to 12/31/2010         15.365774          16.337813          9,304.7464
01/01/2011 to 04/29/2011         16.337813          18.251844              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           6.587429         10,642.8810
01/01/2009 to 12/31/2009          6.587429           8.649372         23,490.8200
01/01/2010 to 12/31/2010          8.649372           9.219168         23,913.8769
01/01/2011 to 12/31/2011          9.219168           8.498123         44,430.1880
01/01/2012 to 12/31/2012          8.498123          10.282084         42,882.3629
01/01/2013 to 04/26/2013         10.282084          10.944841              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999863           1.038452              0.0000
01/01/2015 to 12/31/2015          1.038452           0.971811              0.0000
01/01/2016 to 12/31/2016          0.971811           1.069162              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         12.006059          13.314808            901.2300
01/01/2010 to 12/31/2010         13.314808          14.205435         30,852.3088
01/01/2011 to 12/31/2011         14.205435          15.631331         49,413.5012
01/01/2012 to 12/31/2012         15.631331          16.888116         53,489.3626
01/01/2013 to 12/31/2013         16.888116          15.169291         36,618.8645
01/01/2014 to 12/31/2014         15.169291          15.452859         34,993.4588
01/01/2015 to 12/31/2015         15.452859          14.823327         36,333.3310
01/01/2016 to 12/31/2016         14.823327          15.407260         37,733.2623
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.865190          13.699952         65,701.6390
01/01/2008 to 12/31/2008         13.699952          13.618841         82,295.6619
01/01/2009 to 12/31/2009         13.618841          15.914193        132,029.5800
01/01/2010 to 12/31/2010         15.914193          17.043187        127,253.9239
01/01/2011 to 12/31/2011         17.043187          17.408878        162,931.7226
01/01/2012 to 12/31/2012         17.408878          18.832595        163,363.5530
01/01/2013 to 12/31/2013         18.832595          18.288091        150,962.8528
01/01/2014 to 12/31/2014         18.288091          18.865094        142,508.4749
01/01/2015 to 12/31/2015         18.865094          18.678336        134,555.1856
01/01/2016 to 12/31/2016         18.678336          18.975075        130,485.0009
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.816082          11.012839              0.0000
01/01/2013 to 12/31/2013         11.012839          10.410499              0.0000
01/01/2014 to 12/31/2014         10.410499          11.085754              0.0000
01/01/2015 to 12/31/2015         11.085754          11.022656              0.0000
01/01/2016 to 12/31/2016         11.022656          11.056729              0.0000
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.217211          10.783396            718.6665
01/01/2014 to 12/31/2014         10.783396          11.598620            633.6810
01/01/2015 to 12/31/2015         11.598620          11.339529              0.0000
01/01/2016 to 12/31/2016         11.339529          11.739286              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010812           1.071090              0.0000
01/01/2013 to 12/31/2013          1.071090           1.167651          2,627.2426
01/01/2014 to 12/31/2014          1.167651           1.245499          3,236.2397
01/01/2015 to 12/31/2015          1.245499           1.222267              0.0000
01/01/2016 to 12/31/2016          1.222267           1.278513              0.0000
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.933166          10.736759              0.0000
01/01/2010 to 12/31/2010         10.736759          11.930930          5,865.1046
01/01/2011 to 12/31/2011         11.930930          11.937789         40,801.6714
01/01/2012 to 12/31/2012         11.937789          13.336524         38,087.2196
01/01/2013 to 12/31/2013         13.336524          14.911265         32,284.2128
01/01/2014 to 12/31/2014         14.911265          15.620896         30,115.1354
01/01/2015 to 12/31/2015         15.620896          15.161866         34,337.1777
01/01/2016 to 12/31/2016         15.161866          15.879234         29,453.4410
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.223350          10.175481              0.0000
01/01/2010 to 12/31/2010         10.175481          11.500151          1,165.2711
01/01/2011 to 12/31/2011         11.500151          11.143547          3,757.7569
01/01/2012 to 12/31/2012         11.143547          12.690495          3,641.9836
01/01/2013 to 12/31/2013         12.690495          14.834874          2,525.3099
01/01/2014 to 12/31/2014         14.834874          15.477293          1,771.1043
01/01/2015 to 12/31/2015         15.477293          14.969183          1,605.1606
01/01/2016 to 12/31/2016         14.969183          15.839771          1,504.8551
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         61.375278          63.200088          3,000.5165
01/01/2008 to 12/31/2008         63.200088          39.924381          2,424.3496
01/01/2009 to 12/31/2009         39.924381          46.908476          1,984.9100
01/01/2010 to 12/31/2010         46.908476          54.488986          1,843.3293
01/01/2011 to 12/31/2011         54.488986          51.915291          1,715.2797
01/01/2012 to 12/31/2012         51.915291          60.787332          1,592.5832
01/01/2013 to 12/31/2013         60.787332          80.698874          1,490.5897
01/01/2014 to 12/31/2014         80.698874          90.734349          1,403.3828
01/01/2015 to 12/31/2015         90.734349          86.855917          1,129.5072
01/01/2016 to 12/31/2016         86.855917          99.925501          1,054.8251
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         57.967181          59.523046        122,327.8647
01/01/2008 to 12/31/2008         59.523046          37.520041        111,372.2325
01/01/2009 to 12/31/2009         37.520041          43.979265        110,811.1900
01/01/2010 to 12/31/2010         43.979265          50.952124        103,038.9464
01/01/2011 to 12/31/2011         50.952124          48.423228         93,165.2816
01/01/2012 to 12/31/2012         48.423228          56.557645         65,185.9338
01/01/2013 to 12/31/2013         56.557645          74.907551         58,873.3353
01/01/2014 to 12/31/2014         74.907551          84.011350         52,108.4141
01/01/2015 to 12/31/2015         84.011350          80.192902         47,635.0305
01/01/2016 to 12/31/2016         80.192902          92.053478         42,276.7896
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.851192          13.814749          6,755.8728
01/01/2008 to 12/31/2008         13.814749           8.384262          6,268.9700
01/01/2009 to 12/31/2009          8.384262          10.775487          5,816.1400
01/01/2010 to 04/30/2010         10.775487          11.527464              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.579046           9.991256            249.3199
01/01/2008 to 12/31/2008          9.991256           5.959776            239.9799
01/01/2009 to 12/31/2009          5.959776           8.583554            260.8800
01/01/2010 to 12/31/2010          8.583554          10.850750            235.6620
01/01/2011 to 12/31/2011         10.850750          10.566015            217.1760
01/01/2012 to 12/31/2012         10.566015          11.891639            221.2860
01/01/2013 to 12/31/2013         11.891639          16.079857            223.3371
01/01/2014 to 12/31/2014         16.079857          17.953560              0.0000
01/01/2015 to 12/31/2015         17.953560          18.961141              0.0000
01/01/2016 to 12/31/2016         18.961141          19.939322              0.0000
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.804997          21.581152            291.0140
01/01/2008 to 12/31/2008         21.581152          11.913325            147.5164
01/01/2009 to 12/31/2009         11.913325          14.376184            141.5100
01/01/2010 to 12/31/2010         14.376184          15.209681             62.2911
01/01/2011 to 12/31/2011         15.209681          12.026984             57.7923
01/01/2012 to 12/31/2012         12.026984          14.212738             45.9694
01/01/2013 to 12/31/2013         14.212738          16.201407             42.4051
01/01/2014 to 12/31/2014         16.201407          15.503952             39.2393
01/01/2015 to 12/31/2015         15.503952          15.016613             36.2140
01/01/2016 to 12/31/2016         15.016613          15.618081             32.7456
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013          1.782306           1.712708          4,249.7024
01/01/2014 to 12/31/2014          1.712708           1.788244              0.0000
01/01/2015 to 12/31/2015          1.788244           1.769454          4,132.2303
01/01/2016 to 12/31/2016          1.769454           1.788399          4,266.0312
--------------------------        --------           --------          ----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         50.948766          53.476670          1,181.8864
01/01/2008 to 12/31/2008         53.476670          51.002790          2,432.1808
01/01/2009 to 12/31/2009         51.002790          55.132470          7,473.1400
01/01/2010 to 12/31/2010         55.132470          58.988316         10,599.1607
01/01/2011 to 12/31/2011         58.988316          62.084630         13,067.3934
01/01/2012 to 12/31/2012         62.084630          65.939242         12,255.6698
01/01/2013 to 12/31/2013         65.939242          64.625314         12,528.5402
01/01/2014 to 12/31/2014         64.625314          68.339318         12,268.0493
01/01/2015 to 12/31/2015         68.339318          67.889892         12,252.1146
01/01/2016 to 12/31/2016         67.889892          69.140340         11,562.8205
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.509437          12.023447          4,688.5300
01/01/2010 to 12/31/2010         12.023447          14.263184          4,375.5414
01/01/2011 to 12/31/2011         14.263184          12.858234         18,091.5629
01/01/2012 to 12/31/2012         12.858234          14.559214         17,474.5589
01/01/2013 to 12/31/2013         14.559214          19.346860         15,617.5822
01/01/2014 to 12/31/2014         19.346860          20.858681         14,285.7119
01/01/2015 to 12/31/2015         20.858681          21.947830         14,841.5671
01/01/2016 to 12/31/2016         21.947830          21.747965         14,719.4459
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
04/30/2007 to 12/31/2007         16.319840          17.117546          8,819.7751
01/01/2008 to 12/31/2008         17.117546           9.720309          6,525.0986
01/01/2009 to 05/01/2009          9.720309           9.257155              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.615850          11.015631         24,654.3650
01/01/2008 to 12/31/2008         11.015631          11.189185        152,090.2443
01/01/2009 to 12/31/2009         11.189185          11.105901         93,917.2200
01/01/2010 to 12/31/2010         11.105901          10.995393         18,537.8341
01/01/2011 to 12/31/2011         10.995393          10.886283         46,333.3603
01/01/2012 to 12/31/2012         10.886283          10.777371         17,816.3216
01/01/2013 to 12/31/2013         10.777371          10.670132          9,085.3366
01/01/2014 to 12/31/2014         10.670132          10.563961          8,958.8550
01/01/2015 to 12/31/2015         10.563961          10.458846          9,787.6668
01/01/2016 to 12/31/2016         10.458846          10.366388         10,769.9212
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.764069          15.178281          7,129.9849
01/01/2008 to 12/31/2008         15.178281           9.535078          6,228.5834
01/01/2009 to 12/31/2009          9.535078          13.175010          5,827.9200
01/01/2010 to 12/31/2010         13.175010          14.519722          4,159.5813
01/01/2011 to 12/31/2011         14.519722          14.407418          3,878.5476
01/01/2012 to 12/31/2012         14.407418          16.482288         13,588.1877
01/01/2013 to 12/31/2013         16.482288          22.312354         13,080.8984
01/01/2014 to 12/31/2014         22.312354          24.021768          8,038.5483
01/01/2015 to 12/31/2015         24.021768          26.289337          7,206.9860
01/01/2016 to 12/31/2016         26.289337          25.993965          7,142.1294
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.376187          10.608761         11,122.8057
01/01/2008 to 12/31/2008         10.608761           5.677910         15,203.8126
01/01/2009 to 12/31/2009          5.677910           8.078106         17,220.0000
01/01/2010 to 12/31/2010          8.078106           8.749268         12,742.8176
01/01/2011 to 12/31/2011          8.749268           8.542794         13,867.8845
01/01/2012 to 04/27/2012          8.542794           9.623132              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.842315          11.478554            950.1059
01/01/2008 to 12/31/2008         11.478554           6.669642          6,237.4583
01/01/2009 to 12/31/2009          6.669642           8.562873         11,302.6700
01/01/2010 to 12/31/2010          8.562873          11.135211          9,066.3907
01/01/2011 to 12/31/2011         11.135211          11.327303         10,360.4703
01/01/2012 to 12/31/2012         11.327303          12.435686         20,337.5665
01/01/2013 to 12/31/2013         12.435686          18.268455         18,610.7560
01/01/2014 to 12/31/2014         18.268455          18.255752         17,784.8063
01/01/2015 to 12/31/2015         18.255752          18.332062         16,685.9312
01/01/2016 to 12/31/2016         18.332062          19.247209         15,415.9943
--------------------------       ---------          ---------         -----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.735054          14.331399              0.0000
01/01/2010 to 12/31/2010         14.331399          17.393988            744.7919
01/01/2011 to 12/31/2011         17.393988          14.422425          2,164.3526
01/01/2012 to 12/31/2012         14.422425          16.834589          2,230.2461
01/01/2013 to 12/31/2013         16.834589          21.267505          1,271.2881
01/01/2014 to 12/31/2014         21.267505          19.646311          1,273.4544
01/01/2015 to 12/31/2015         19.646311          20.570248          1,331.0908
01/01/2016 to 12/31/2016         20.570248          21.552137          1,279.3835
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         59.389282          60.718917          9,533.1806
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         20.736144          21.556187              0.0000
01/01/2008 to 12/31/2008         21.556187          14.333444              0.0000
01/01/2009 to 12/31/2009         14.333444          17.580327         39,732.8000
01/01/2010 to 12/31/2010         17.580327          20.228971         35,571.9437
01/01/2011 to 12/31/2011         20.228971          19.117355         31,038.3237
01/01/2012 to 12/31/2012         19.117355          20.930559         29,707.2907
01/01/2013 to 12/31/2013         20.930559          27.576480         26,373.8581
01/01/2014 to 12/31/2014         27.576480          30.348308         23,434.5962
01/01/2015 to 12/31/2015         30.348308          30.065342         20,854.6371
01/01/2016 to 04/29/2016         30.065342          30.302804              0.0000
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         13.073890          12.901327         93,902.8167
01/01/2008 to 12/31/2008         12.901327           7.611841         87,403.9075
01/01/2009 to 05/01/2009          7.611841           7.536396              0.0000
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.873990          15.377827         64,005.6780
01/01/2008 to 12/31/2008         15.377827           9.217238         84,477.9864
01/01/2009 to 12/31/2009          9.217238          12.029974        110,403.6800
01/01/2010 to 12/31/2010         12.029974          13.317732        117,147.1072
01/01/2011 to 12/31/2011         13.317732          12.634458        111,439.3947
01/01/2012 to 12/31/2012         12.634458          14.096817         85,607.0157
01/01/2013 to 12/31/2013         14.096817          18.635946         78,370.7632
01/01/2014 to 12/31/2014         18.635946          20.377951         66,692.6383
01/01/2015 to 12/31/2015         20.377951          20.632466         61,255.9282
01/01/2016 to 12/31/2016         20.632466          21.888156         50,493.0517
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.525768          14.853680              0.0000
01/01/2015 to 12/31/2015         14.853680          14.619781              0.0000
01/01/2016 to 12/31/2016         14.619781          15.130005              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.942218          15.401969        382,242.0514
01/01/2015 to 12/31/2015         15.401969          15.085063        363,381.5428
01/01/2016 to 12/31/2016         15.085063          15.844165        350,022.4438
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.256234          11.803275          3,106.6821
01/01/2008 to 12/31/2008         11.803275           9.272371          8,737.5576
01/01/2009 to 12/31/2009          9.272371          11.283071         28,227.9300
01/01/2010 to 12/31/2010         11.283071          12.388705         66,599.7710
01/01/2011 to 12/31/2011         12.388705          12.483422         70,706.1537
01/01/2012 to 12/31/2012         12.483422          13.707083         68,773.7509
01/01/2013 to 12/31/2013         13.707083          14.802840         52,611.5147
01/01/2014 to 04/25/2014         14.802840          14.943446              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.705995          12.308231              0.0000
01/01/2008 to 12/31/2008         12.308231           8.965995         23,606.5492
01/01/2009 to 12/31/2009          8.965995          11.192400        102,812.9000
01/01/2010 to 12/31/2010         11.192400          12.455050        204,849.0863
01/01/2011 to 12/31/2011         12.455050          12.316956        397,518.1950
01/01/2012 to 12/31/2012         12.316956          13.705104        366,229.9358
01/01/2013 to 12/31/2013         13.705104          15.498972        341,867.2062
01/01/2014 to 04/25/2014         15.498972          15.587239              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.910613          16.524432        816,966.6316
01/01/2015 to 12/31/2015         16.524432          16.152612        698,706.0202
01/01/2016 to 12/31/2016         16.152612          17.128148        656,187.0174
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.231114          12.699992         33,435.6487
01/01/2008 to 12/31/2008         12.699992           8.557860        142,058.8022
01/01/2009 to 12/31/2009          8.557860          10.873527        328,209.8200
01/01/2010 to 12/31/2010         10.873527          12.227872        519,552.6946
01/01/2011 to 12/31/2011         12.227872          11.900306        975,043.1743
01/01/2012 to 12/31/2012         11.900306          13.422564        929,678.7934
01/01/2013 to 12/31/2013         13.422564          15.869569        879,519.7558
01/01/2014 to 04/25/2014         15.869569          15.911921              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.401481          17.132518        169,600.6745
01/01/2015 to 12/31/2015         17.132518          16.674363        163,212.5109
01/01/2016 to 12/31/2016         16.674363          17.852347        146,605.6866
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.896228          13.367616         19,131.6759
01/01/2008 to 12/31/2008         13.367616           8.222811         87,142.4339
01/01/2009 to 12/31/2009          8.222811          10.591300        124,755.4800
01/01/2010 to 12/31/2010         10.591300          12.110171        128,025.3556
01/01/2011 to 12/31/2011         12.110171          11.525508        129,042.4543
01/01/2012 to 12/31/2012         11.525508          13.203954        119,520.1018
01/01/2013 to 12/31/2013         13.203954          16.460260        190,319.0380
01/01/2014 to 04/25/2014         16.460260          16.414439              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           7.053061         49,281.8191
01/01/2009 to 12/31/2009          7.053061           8.976590        120,340.4900
01/01/2010 to 12/31/2010          8.976590           9.780083        106,526.8052
01/01/2011 to 12/31/2011          9.780083           9.512516        121,904.2952
01/01/2012 to 12/31/2012          9.512516          10.935835         98,901.5874
01/01/2013 to 04/26/2013         10.935835          11.787985              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.109581          13.512833        150,254.8977
01/01/2008 to 12/31/2008         13.512833          10.388320        153,048.1592
01/01/2009 to 12/31/2009         10.388320          12.167473        145,934.0900
01/01/2010 to 12/31/2010         12.167473          13.226740        138,860.2855
01/01/2011 to 12/31/2011         13.226740          13.378108        103,085.4576
01/01/2012 to 12/31/2012         13.378108          14.742042         92,585.6847
01/01/2013 to 12/31/2013         14.742042          17.324604         80,756.9903
01/01/2014 to 12/31/2014         17.324604          18.586774         73,826.9658
01/01/2015 to 12/31/2015         18.586774          18.328307         71,117.8525
01/01/2016 to 12/31/2016         18.328307          19.765080         67,716.2543
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.620076          11.622060          3,236.8251
01/01/2009 to 12/31/2009         11.622060          13.875002          8,963.6500
01/01/2010 to 12/31/2010         13.875002          15.272682         15,726.8826
01/01/2011 to 12/31/2011         15.272682          15.217651         29,052.5416
01/01/2012 to 12/31/2012         15.217651          17.523940         27,535.4384
01/01/2013 to 12/31/2013         17.523940          23.488936         67,869.5682
01/01/2014 to 12/31/2014         23.488936          25.711406         62,801.1079
01/01/2015 to 12/31/2015         25.711406          25.362795         58,126.5902
01/01/2016 to 12/31/2016         25.362795          28.649846         53,784.9133
--------------------------       ---------          ---------        ------------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998904           6.618382         16,846.7851
01/01/2009 to 12/31/2009          6.618382           8.183076         54,617.8900
01/01/2010 to 12/31/2010          8.183076           8.994739         67,284.5847
01/01/2011 to 12/31/2011          8.994739           8.856728         92,920.8332
01/01/2012 to 12/31/2012          8.856728           9.988348         85,118.3026
01/01/2013 to 04/26/2013          9.988348          10.955251              0.0000
--------------------------        --------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.287367          21.646191          5,420.4370
01/01/2014 to 12/31/2014         21.646191          21.366440          5,182.5244
01/01/2015 to 12/31/2015         21.366440          21.234222          4,858.5155
01/01/2016 to 12/31/2016         21.234222          24.889930          4,825.7280
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         20.473063          22.286166              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.155718          13.444837              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         18.073257          16.078651          4,308.6673
01/01/2008 to 12/31/2008         16.078651           9.821475          3,612.6213
01/01/2009 to 12/31/2009          9.821475          13.298357          3,157.3200
01/01/2010 to 12/31/2010         13.298357          16.175715          2,711.4933
01/01/2011 to 12/31/2011         16.175715          15.170154          7,097.6889
01/01/2012 to 12/31/2012         15.170154          15.812286          6,267.6277
01/01/2013 to 04/26/2013         15.812286          17.166682              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.591587          15.767636         21,547.6697
01/01/2008 to 12/31/2008         15.767636           9.053666         20,030.1915
01/01/2009 to 12/31/2009          9.053666          12.821199         16,855.8800
01/01/2010 to 12/31/2010         12.821199          14.819041         16,425.6222
01/01/2011 to 12/31/2011         14.819041          14.475998         15,955.7445
01/01/2012 to 12/31/2012         14.475998          17.007505         15,318.5160
01/01/2013 to 12/31/2013         17.007505          23.366230         14,683.1422
01/01/2014 to 12/31/2014         23.366230          25.175503         12,067.8299
01/01/2015 to 12/31/2015         25.175503          27.545264         11,479.6738
01/01/2016 to 12/31/2016         27.545264          27.688903         10,847.1698
--------------------------       ---------          ---------         -----------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.318646          16.611118          3,236.5688
01/01/2008 to 12/31/2008         16.611118          10.472818          2,453.1384
01/01/2009 to 12/31/2009         10.472818          14.374526          1,740.1000
01/01/2010 to 12/31/2010         14.374526          19.164575          1,277.9939
01/01/2011 to 12/31/2011         19.164575          19.248880            540.8847
01/01/2012 to 12/31/2012         19.248880          22.088033            494.9441
01/01/2013 to 12/31/2013         22.088033          31.527768            457.0485
01/01/2014 to 12/31/2014         31.527768          33.288692            424.1838
01/01/2015 to 12/31/2015         33.288692          33.769486            392.3658
01/01/2016 to 12/31/2016         33.769486          37.272499            360.6325
--------------------------       ---------          ---------         -----------


                      1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         16.006707          18.977870            571.4815
01/01/2011 to 12/31/2011         18.977870          15.656391          3,138.4351
01/01/2012 to 12/31/2012         15.656391          15.899437          3,707.4082
01/01/2013 to 12/31/2013         15.899437          17.434193          3,272.1623
01/01/2014 to 12/31/2014         17.434193          14.011700          3,320.5302
01/01/2015 to 12/31/2015         14.011700           9.328004          4,705.6176
01/01/2016 to 12/31/2016          9.328004          13.274686          4,075.5426
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         34.407650          35.818047          3,736.7301
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         19.804629          20.909684          1,906.7834
01/01/2008 to 12/31/2008         20.909684          18.477430            646.8164
01/01/2009 to 12/31/2009         18.477430          24.346502            526.0300
01/01/2010 to 12/31/2010         24.346502          27.039099          1,939.0942
01/01/2011 to 12/31/2011         27.039099          27.742175          1,459.0105
01/01/2012 to 12/31/2012         27.742175          30.657490          5,825.9579
01/01/2013 to 12/31/2013         30.657490          30.821303          5,448.4096
01/01/2014 to 12/31/2014         30.821303          31.913300          5,242.7337
01/01/2015 to 12/31/2015         31.913300          31.186401          4,970.3212
01/01/2016 to 04/29/2016         31.186401          32.030440              0.0000
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         32.686638          33.993188         59,155.9125
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.388660          17.484182              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.924769          19.962632        128,228.8857
01/01/2008 to 12/31/2008         19.962632          16.086835        114,812.1869
01/01/2009 to 12/31/2009         16.086835          21.783455        123,326.6900
01/01/2010 to 12/31/2010         21.783455          24.363018        105,391.2614
01/01/2011 to 12/31/2011         24.363018          25.196647         98,553.4215
01/01/2012 to 12/31/2012         25.196647          28.174287         92,857.9169
01/01/2013 to 12/31/2013         28.174287          30.119598         79,814.6531
01/01/2014 to 12/31/2014         30.119598          31.259890         74,147.1230
01/01/2015 to 12/31/2015         31.259890          30.275924         68,297.0001
01/01/2016 to 04/29/2016         30.275924          31.237157              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007         16.422752          16.776787         38,755.9542
01/01/2008 to 12/31/2008         16.776787          11.436944         39,626.8407
01/01/2009 to 12/31/2009         11.436944          14.431371         39,051.4600
01/01/2010 to 12/31/2010         14.431371          16.089023         34,201.8039
01/01/2011 to 12/31/2011         16.089023          16.235342         26,933.1743
01/01/2012 to 12/31/2012         16.235342          19.175801         24,318.8974
01/01/2013 to 12/31/2013         19.175801          25.139148         22,144.3361
01/01/2014 to 12/31/2014         25.139148          28.040075         18,116.8315
01/01/2015 to 12/31/2015         28.040075          26.916386         17,026.5814
01/01/2016 to 12/31/2016         26.916386          30.284456         16,569.7265

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          18.490124          20.972317         3,011.3643
01/01/2008 to 12/31/2008          20.972317          12.369963         2,975.4827
01/01/2009 to 12/31/2009          12.369963          16.546441         2,832.1200
01/01/2010 to 12/31/2010          16.546441          18.470668         2,832.1225
01/01/2011 to 12/31/2011          18.470668          17.037403         2,832.1225
01/01/2012 to 12/31/2012          17.037403          19.467301         2,832.1225
01/01/2013 to 12/31/2013          19.467301          22.915281         2,832.1225
01/01/2014 to 12/31/2014          22.915281          22.739706         2,832.1225
01/01/2015 to 12/31/2015          22.739706          21.963907         2,832.1225
01/01/2016 to 12/31/2016          21.963907          21.625518         2,832.1225
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          26.659576          30.281524        26,717.7017
01/01/2008 to 12/31/2008          30.281524          18.451761        50,365.4455
01/01/2009 to 12/31/2009          18.451761          25.970420        64,602.8900
01/01/2010 to 12/31/2010          25.970420          28.703555        92,448.6798
01/01/2011 to 12/31/2011          28.703555          25.867417       102,248.1072
01/01/2012 to 12/31/2012          25.867417          31.355216       112,378.2785
01/01/2013 to 12/31/2013          31.355216          40.060947       105,390.4661
01/01/2014 to 12/31/2014          40.060947          40.539239        93,005.2159
01/01/2015 to 12/31/2015          40.539239          42.877164        88,272.8822
01/01/2016 to 12/31/2016          42.877164          42.671452        69,350.9970
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.966507          16.722577         2,625.0213
01/01/2009 to 12/31/2009          16.722577          26.677912         7,272.9000
01/01/2010 to 12/31/2010          26.677912          32.300498        17,100.6409
01/01/2011 to 12/31/2011          32.300498          25.831515        24,035.9921
01/01/2012 to 12/31/2012          25.831515          30.191546        25,388.4331
01/01/2013 to 12/31/2013          30.191546          38.305781        27,545.4723
01/01/2014 to 12/31/2014          38.305781          38.690961        26,384.5978
01/01/2015 to 12/31/2015          38.690961          38.369430        26,667.4137
01/01/2016 to 12/31/2016          38.369430          38.745983        24,333.1343
--------------------------        ---------          ---------       ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         181.472192         105.144996         3,023.1020
01/01/2009 to 12/31/2009         105.144996         144.981141        11,157.4800
01/01/2010 to 12/31/2010         144.981141         170.183569        17,735.5959
01/01/2011 to 12/31/2011         170.183569         161.126483        20,065.5902
01/01/2012 to 12/31/2012         161.126483         187.865200        24,361.0225
01/01/2013 to 12/31/2013         187.865200         241.743471        23,225.3276
01/01/2014 to 12/31/2014         241.743471         259.443863        23,153.5115
01/01/2015 to 12/31/2015         259.443863         274.203907        23,166.7294
01/01/2016 to 12/31/2016         274.203907         296.935317        22,383.9693
--------------------------       ----------         ----------       ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.440866          16.489663         13,157.8164
01/01/2008 to 12/31/2008         16.489663           9.723449         12,447.9672
01/01/2009 to 12/31/2009          9.723449          13.179483         10,750.3100
01/01/2010 to 12/31/2010         13.179483          14.131224          9,418.7462
01/01/2011 to 12/31/2011         14.131224          12.490505          8,608.9271
01/01/2012 to 12/31/2012         12.490505          14.605526          8,017.9903
01/01/2013 to 12/31/2013         14.605526          17.764071          7,507.3146
01/01/2014 to 12/31/2014         17.764071          15.613910          5,738.9707
01/01/2015 to 12/31/2015         15.613910          14.440428          4,872.7237
01/01/2016 to 12/31/2016         14.440428          15.307246          1,938.8100
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.250244          10.621574         26,287.8719
01/01/2013 to 12/31/2013         10.621574          11.676314         40,205.6752
01/01/2014 to 12/31/2014         11.676314          12.397184         40,601.1358
01/01/2015 to 12/31/2015         12.397184          12.332587         39,113.7344
01/01/2016 to 12/31/2016         12.332587          12.636287         34,620.0049
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996891           1.042565              0.0000
01/01/2015 to 12/31/2015          1.042565           1.021016              0.0000
01/01/2016 to 12/31/2016          1.021016           1.029992              0.0000
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.188104          11.620275          7,837.4955
01/01/2013 to 12/31/2013         11.620275          11.103392          5,642.4557
01/01/2014 to 12/31/2014         11.103392          11.420947          4,673.4069
01/01/2015 to 12/31/2015         11.420947          10.214631          2,346.5780
01/01/2016 to 12/31/2016         10.214631          11.008204          2,319.0140
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.004456          10.349237         59,741.8427
01/01/2013 to 12/31/2013         10.349237          11.291196         87,868.9021
01/01/2014 to 12/31/2014         11.291196          11.828337         86,500.6946
01/01/2015 to 12/31/2015         11.828337          11.686232         86,664.7579
01/01/2016 to 12/31/2016         11.686232          12.070584         81,880.4136
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.982979          18.931443            984.0100
01/01/2010 to 12/31/2010         18.931443          21.677654          5,174.0513
01/01/2011 to 12/31/2011         21.677654          21.943621          5,953.0341
01/01/2012 to 12/31/2012         21.943621          25.292615         18,560.9257
01/01/2013 to 12/31/2013         25.292615          27.350723         15,273.8618
01/01/2014 to 12/31/2014         27.350723          27.942922         14,088.7401
01/01/2015 to 12/31/2015         27.942922          26.518743         14,105.8349
01/01/2016 to 12/31/2016         26.518743          29.894879         15,837.3307
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.352176           9.507992            763.0429
01/01/2009 to 12/31/2009          9.507992          12.670440          5,931.9800
01/01/2010 to 12/31/2010         12.670440          14.550314          5,919.8744
01/01/2011 to 12/31/2011         14.550314          13.587507          7,970.0249
01/01/2012 to 12/31/2012         13.587507          16.930653          8,485.2961
01/01/2013 to 12/31/2013         16.930653          17.339179          9,273.0043
01/01/2014 to 12/31/2014         17.339179          19.424765          8,572.4594
01/01/2015 to 12/31/2015         19.424765          18.943009         10,179.3286
01/01/2016 to 12/31/2016         18.943009          18.899476         10,334.8987
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.217287           6.554810          4,695.6890
01/01/2012 to 12/31/2012          6.554810           7.682546         17,198.7042
01/01/2013 to 12/31/2013          7.682546          11.063557         22,048.1017
01/01/2014 to 12/31/2014         11.063557          13.009877         21,646.0362
01/01/2015 to 12/31/2015         13.009877          12.348180         20,358.5115
01/01/2016 to 12/31/2016         12.348180          12.540472         16,930.2705
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.206925          10.428992          2,935.4054
01/01/2008 to 12/31/2008         10.428992           4.681186          3,935.8775
01/01/2009 to 12/31/2009          4.681186           6.387985              0.0000
01/01/2010 to 12/31/2010          6.387985           6.781544              0.0000
01/01/2011 to 04/29/2011          6.781544           7.217940              0.0000
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010763           1.050153        183,302.9872
01/01/2013 to 12/31/2013          1.050153           1.057994        244,376.9701
01/01/2014 to 12/31/2014          1.057994           1.104818        288,035.7664
01/01/2015 to 12/31/2015          1.104818           1.046784        282,024.7270
01/01/2016 to 12/31/2016          1.046784           1.156638        283,440.9946
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.049151          11.619656        371,955.9999
01/01/2008 to 12/31/2008         11.619656           7.365130        387,649.8239
01/01/2009 to 12/31/2009          7.365130           9.221428        449,490.4400
01/01/2010 to 12/31/2010          9.221428          10.477405        453,574.7040
01/01/2011 to 12/31/2011         10.477405          10.211381        462,824.7957
01/01/2012 to 12/31/2012         10.211381          11.969594        497,844.3185
01/01/2013 to 12/31/2013         11.969594          16.028686        474,449.5525
01/01/2014 to 12/31/2014         16.028686          17.329650        459,063.7757
01/01/2015 to 12/31/2015         17.329650          16.116662        420,642.7976
01/01/2016 to 12/31/2016         16.116662          18.697703        410,533.8007
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         28.433688          28.289609        389,746.4838
01/01/2008 to 12/31/2008         28.289609          17.130207        337,965.7481
01/01/2009 to 12/31/2009         17.130207          21.438507        306,141.3000
01/01/2010 to 12/31/2010         21.438507          26.616981        270,508.7799
01/01/2011 to 12/31/2011         26.616981          25.352836        244,871.0114
01/01/2012 to 12/31/2012         25.352836          28.759295        221,249.8646
01/01/2013 to 12/31/2013         28.759295          37.064920        197,741.5113
01/01/2014 to 12/31/2014         37.064920          40.194603        178,005.9728
01/01/2015 to 12/31/2015         40.194603          36.184427        161,835.5765
01/01/2016 to 12/31/2016         36.184427          41.337331        144,309.6466
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.328733          17.414578              0.0000
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012817           1.052204        104,966.2895
01/01/2013 to 12/31/2013          1.052204           1.155031        228,686.4005
01/01/2014 to 12/31/2014          1.155031           1.222086        249,150.1573
01/01/2015 to 12/31/2015          1.222086           1.219527        264,051.5664
01/01/2016 to 12/31/2016          1.219527           1.241200        227,046.9655
--------------------------        --------           --------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.396747           9.952484         10,814.8877
01/01/2009 to 12/31/2009          9.952484          12.675954         19,668.7300
01/01/2010 to 12/31/2010         12.675954          14.950645         32,013.9362
01/01/2011 to 12/31/2011         14.950645          13.255248         40,016.3315
01/01/2012 to 12/31/2012         13.255248          15.122983         41,290.0967
01/01/2013 to 12/31/2013         15.122983          19.878852         39,537.7954
01/01/2014 to 12/31/2014         19.878852          20.520844         41,066.8377
01/01/2015 to 12/31/2015         20.520844          18.787682         29,003.8751
01/01/2016 to 12/31/2016         18.787682          24.251073         29,752.5999
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.574778           6.239565            588.4248
01/01/2009 to 12/31/2009          6.239565          10.426242          6,871.7300
01/01/2010 to 12/31/2010         10.426242          12.751713         34,033.1191
01/01/2011 to 12/31/2011         12.751713          10.253454         48,011.7312
01/01/2012 to 12/31/2012         10.253454          12.056920        111,986.1255
01/01/2013 to 12/31/2013         12.056920          11.331030        123,813.5129
01/01/2014 to 12/31/2014         11.331030          10.476271        109,381.0429
01/01/2015 to 12/31/2015         10.476271           8.930430         64,811.7882
01/01/2016 to 12/31/2016          8.930430           9.848669         58,158.4910
--------------------------       ---------          ---------        ------------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.817399          13.697022              0.0000
--------------------------       ---------          ---------        ------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988494           9.786860         24,520.2344
01/01/2012 to 12/31/2012          9.786860          10.104933         77,251.8693
01/01/2013 to 12/31/2013         10.104933          10.110396         88,816.8421
01/01/2014 to 12/31/2014         10.110396          10.105565        117,754.3276
01/01/2015 to 12/31/2015         10.105565           9.932797        118,631.6003
01/01/2016 to 12/31/2016          9.932797          10.131963        106,725.8729
--------------------------       ---------          ---------        ------------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.823992          12.262235              0.0000
01/01/2011 to 12/31/2011         12.262235          12.088232          2,133.6458
01/01/2012 to 12/31/2012         12.088232          13.663457          8,278.9334
01/01/2013 to 12/31/2013         13.663457          13.654182          7,612.8152
01/01/2014 to 12/31/2014         13.654182          13.658847          6,878.1047
01/01/2015 to 12/31/2015         13.658847          12.947476          4,932.7948
01/01/2016 to 12/31/2016         12.947476          12.917833          5,004.3018
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.321832           8.781903            790.6200
01/01/2010 to 12/31/2010          8.781903           9.759860          4,404.4786
01/01/2011 to 12/31/2011          9.759860           9.670227         22,140.1121
01/01/2012 to 12/31/2012          9.670227          10.837979         24,362.2533
01/01/2013 to 12/31/2013         10.837979          14.382809         20,004.7248
01/01/2014 to 12/31/2014         14.382809          16.133713         25,663.3049
01/01/2015 to 12/31/2015         16.133713          16.661002         26,977.7412
01/01/2016 to 12/31/2016         16.661002          17.828496         19,397.0127
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.127114          13.357542              0.0000
01/01/2008 to 12/31/2008         13.357542           7.819162         13,832.9298
01/01/2009 to 12/31/2009          7.819162          10.258369         13,823.9700
01/01/2010 to 12/31/2010         10.258369          11.820418         19,126.8667
01/01/2011 to 12/31/2011         11.820418          11.016109         20,753.3718
01/01/2012 to 12/31/2012         11.016109          12.719031         23,316.8112
01/01/2013 to 12/31/2013         12.719031          16.291859         22,574.9089
01/01/2014 to 12/31/2014         16.291859          16.933600         10,971.8532
01/01/2015 to 12/31/2015         16.933600          16.412027          7,595.4747
01/01/2016 to 12/31/2016         16.412027          17.689874          3,505.0867
--------------------------       ---------          ---------         -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.031484          10.518033        133,981.6113
01/01/2013 to 12/31/2013         10.518033          11.897008        151,872.8345
01/01/2014 to 12/31/2014         11.897008          12.902153        150,193.7710
01/01/2015 to 12/31/2015         12.902153          12.239404        149,702.5492
01/01/2016 to 12/31/2016         12.239404          13.118119        142,806.1784
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987702           1.014197              0.0000
01/01/2013 to 12/31/2013          1.014197           1.132946         15,040.4408
01/01/2014 to 12/31/2014          1.132946           1.224325         14,891.0025
01/01/2015 to 12/31/2015          1.224325           1.196257         14,737.9609
01/01/2016 to 12/31/2016          1.196257           1.234772        194,651.0964
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.259580          18.218089        130,214.7428
01/01/2008 to 12/31/2008         18.218089          10.384796        112,724.9287
01/01/2009 to 12/31/2009         10.384796          13.513406        134,102.7300
01/01/2010 to 12/31/2010         13.513406          14.889910        167,367.2233
01/01/2011 to 12/31/2011         14.889910          13.149462        197,398.2460
01/01/2012 to 12/31/2012         13.149462          15.177722        215,351.1595
01/01/2013 to 12/31/2013         15.177722          17.902539        207,346.3989
01/01/2014 to 12/31/2014         17.902539          16.476176        187,722.1037
01/01/2015 to 12/31/2015         16.476176          16.006884        172,260.0710
01/01/2016 to 12/31/2016         16.006884          15.693193        166,144.4764
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.933051          13.351791        220,620.5545
01/01/2008 to 12/31/2008         13.351791           7.031539        224,268.8533
01/01/2009 to 12/31/2009          7.031539          10.937669        257,503.1700
01/01/2010 to 12/31/2010         10.937669          14.289208        275,115.9969
01/01/2011 to 12/31/2011         14.289208          13.154922        266,800.6655
01/01/2012 to 12/31/2012         13.154922          14.217885        267,613.1869
01/01/2013 to 12/31/2013         14.217885          19.550016        246,926.6053
01/01/2014 to 12/31/2014         19.550016          19.532259        224,198.4714
01/01/2015 to 12/31/2015         19.532259          18.348285        210,043.7572
01/01/2016 to 12/31/2016         18.348285          16.612231        200,697.2739
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.882226          20.894854         79,947.5509
01/01/2008 to 12/31/2008         20.894854          12.284057         71,101.7405
01/01/2009 to 12/31/2009         12.284057          16.985426         64,662.2300
01/01/2010 to 12/31/2010         16.985426          19.475352         67,136.4731
01/01/2011 to 12/31/2011         19.475352          17.643661         56,934.8627
01/01/2012 to 12/31/2012         17.643661          21.144705         49,264.8597
01/01/2013 to 12/31/2013         21.144705          26.583721        112,103.6741
01/01/2014 to 12/31/2014         26.583721          26.856182        110,099.6253
01/01/2015 to 12/31/2015         26.856182          27.607782        102,877.1319
01/01/2016 to 12/31/2016         27.607782          27.368852         90,844.4819
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         20.346562          20.595092         51,781.4299
01/01/2008 to 12/31/2008         20.595092          11.748077         58,687.7248
01/01/2009 to 12/31/2009         11.748077          15.233609         53,804.0200
01/01/2010 to 12/31/2010         15.233609          16.181110         48,305.4747
01/01/2011 to 04/29/2011         16.181110          18.070894              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           6.582886         35,850.1479
01/01/2009 to 12/31/2009          6.582886           8.634769         77,024.0400
01/01/2010 to 12/31/2010          8.634769           9.194411         87,459.1056
01/01/2011 to 12/31/2011          9.194411           8.466840        159,485.8403
01/01/2012 to 12/31/2012          8.466840          10.233945        141,134.2174
01/01/2013 to 04/26/2013         10.233945          10.890136              0.0000
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999849           1.037735              0.0000
01/01/2015 to 12/31/2015          1.037735           0.970169              0.0000
01/01/2016 to 12/31/2016          0.970169           1.066289              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.934072          13.226244          7,668.8900
01/01/2010 to 12/31/2010         13.226244          14.096845         31,997.4579
01/01/2011 to 12/31/2011         14.096845          15.496386         60,381.8406
01/01/2012 to 12/31/2012         15.496386          16.725501         80,104.9009
01/01/2013 to 12/31/2013         16.725501          15.008202         74,657.8412
01/01/2014 to 12/31/2014         15.008202          15.273476         70,314.4475
01/01/2015 to 12/31/2015         15.273476          14.636599         61,637.1471
01/01/2016 to 12/31/2016         14.636599          15.197971         60,465.1884
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.789800          13.605991        255,857.1632
01/01/2008 to 12/31/2008         13.605991          13.511884        267,247.6611
01/01/2009 to 12/31/2009         13.511884          15.773437        356,207.5900
01/01/2010 to 12/31/2010         15.773437          16.875567        419,720.4335
01/01/2011 to 12/31/2011         16.875567          17.220479        474,539.8745
01/01/2012 to 12/31/2012         17.220479          18.610074        494,763.1111
01/01/2013 to 12/31/2013         18.610074          18.053936        479,981.3250
01/01/2014 to 12/31/2014         18.053936          18.604937        445,450.9215
01/01/2015 to 12/31/2015         18.604937          18.402339        405,408.6493
01/01/2016 to 12/31/2016         18.402339          18.676009        369,768.4446
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.805186          10.994363          9,169.5556
01/01/2013 to 12/31/2013         10.994363          10.382642          5,756.6781
01/01/2014 to 12/31/2014         10.382642          11.045042          5,625.9474
01/01/2015 to 12/31/2015         11.045042          10.971197          5,460.1811
01/01/2016 to 12/31/2016         10.971197          10.994112          7,716.3503
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216932          10.775838              0.0000
01/01/2014 to 12/31/2014         10.775838          11.578906              0.0000
01/01/2015 to 12/31/2015         11.578906          11.308937              0.0000
01/01/2016 to 12/31/2016         11.308937          11.695915              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010795           1.070353         84,800.1456
01/01/2013 to 12/31/2013          1.070353           1.165682        180,029.3673
01/01/2014 to 12/31/2014          1.165682           1.242156        177,604.2455
01/01/2015 to 12/31/2015          1.242156           1.217768        175,518.6990
01/01/2016 to 12/31/2016          1.217768           1.272534        139,133.4322
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.901090          10.691156         15,869.7100
01/01/2010 to 12/31/2010         10.691156          11.868390        115,918.6281
01/01/2011 to 12/31/2011         11.868390          11.863369        153,382.1475
01/01/2012 to 12/31/2012         11.863369          13.240070        174,954.7079
01/01/2013 to 12/31/2013         13.240070          14.788629        174,758.4032
01/01/2014 to 12/31/2014         14.788629          15.476937        160,117.6942
01/01/2015 to 12/31/2015         15.476937          15.007117        157,447.8259
01/01/2016 to 12/31/2016         15.007117          15.701457        150,681.3784
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.193815          10.132255            175.3200
01/01/2010 to 12/31/2010         10.132255          11.439863          5,155.5723
01/01/2011 to 12/31/2011         11.439863          11.074069          7,495.1305
01/01/2012 to 12/31/2012         11.074069          12.598704          4,966.8649
01/01/2013 to 12/31/2013         12.598704          14.712856         21,150.7298
01/01/2014 to 12/31/2014         14.712856          15.334647          4,461.4473
01/01/2015 to 12/31/2015         15.334647          14.816389          4,320.1576
01/01/2016 to 12/31/2016         14.816389          15.662425          3,037.1192
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         60.336328          62.067821          5,343.8675
01/01/2008 to 12/31/2008         62.067821          39.169677          5,149.0376
01/01/2009 to 12/31/2009         39.169677          45.975717          4,734.3900
01/01/2010 to 12/31/2010         45.975717          53.352159          3,962.8737
01/01/2011 to 12/31/2011         53.352159          50.781434          3,435.7757
01/01/2012 to 12/31/2012         50.781434          59.399973          3,174.6425
01/01/2013 to 12/31/2013         59.399973          78.778302          2,697.8155
01/01/2014 to 12/31/2014         78.778302          88.486412          2,533.7445
01/01/2015 to 12/31/2015         88.486412          84.619374          2,358.5043
01/01/2016 to 12/31/2016         84.619374          97.255134          2,094.7541
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         57.641789          59.129447        307,854.3323
01/01/2008 to 12/31/2008         59.129447          37.234451        283,914.9180
01/01/2009 to 12/31/2009         37.234451          43.600855        266,482.8500
01/01/2010 to 12/31/2010         43.600855          50.463271        249,521.6731
01/01/2011 to 12/31/2011         50.463271          47.910779        225,827.2197
01/01/2012 to 12/31/2012         47.910779          55.902896        193,557.6376
01/01/2013 to 12/31/2013         55.902896          73.966413        173,124.4244
01/01/2014 to 12/31/2014         73.966413          82.872918        152,558.4269
01/01/2015 to 12/31/2015         82.872918          79.027115        132,811.6811
01/01/2016 to 12/31/2016         79.027115          90.624620        115,604.2628
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.796893          13.750403         11,428.0666
01/01/2008 to 12/31/2008         13.750403           8.336821         10,287.4833
01/01/2009 to 12/31/2009          8.336821          10.703805          4,134.3900
01/01/2010 to 04/30/2010         10.703805          11.447024              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.539112           9.934760          1,812.2843
01/01/2008 to 12/31/2008          9.934760           5.920119          1,805.4443
01/01/2009 to 12/31/2009          5.920119           8.517916          1,795.6900
01/01/2010 to 12/31/2010          8.517916          10.757025          1,787.7810
01/01/2011 to 12/31/2011         10.757025          10.464296          1,781.4236
01/01/2012 to 12/31/2012         10.464296          11.765324          1,774.2742
01/01/2013 to 12/31/2013         11.765324          15.893166          1,768.2280
01/01/2014 to 12/31/2014         15.893166          17.727378              0.0000
01/01/2015 to 12/31/2015         17.727378          18.703551              0.0000
01/01/2016 to 12/31/2016         18.703551          19.648782              0.0000
--------------------------       ---------          ---------        ------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.732584          21.480643          5,670.0720
01/01/2008 to 12/31/2008         21.480643          11.845929          5,492.5573
01/01/2009 to 12/31/2009         11.845929          14.280563          5,072.1400
01/01/2010 to 12/31/2010         14.280563          15.093434          2,822.3726
01/01/2011 to 12/31/2011         15.093434          11.923140          2,572.2986
01/01/2012 to 12/31/2012         11.923140          14.075871            223.5682
01/01/2013 to 12/31/2013         14.075871          16.029356            223.4130
01/01/2014 to 12/31/2014         16.029356          15.323968            223.2788
01/01/2015 to 12/31/2015         15.323968          14.827443            223.2788
01/01/2016 to 12/31/2016         14.827443          15.405923            223.2788
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.566876          16.869517            837.7592
01/01/2014 to 12/31/2014         16.869517          17.595920          5,012.1767
01/01/2015 to 12/31/2015         17.595920          17.393622          2,994.8901
01/01/2016 to 12/31/2016         17.393622          17.562275          5,891.7979
--------------------------       ---------          ---------          ----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         49.772497          52.189549          8,010.8610
01/01/2008 to 12/31/2008         52.189549          49.725321         14,199.6629
01/01/2009 to 12/31/2009         49.725321          53.697855         23,330.7600
01/01/2010 to 12/31/2010         53.697855          57.395957         32,312.4529
01/01/2011 to 12/31/2011         57.395957          60.348488         34,949.3785
01/01/2012 to 12/31/2012         60.348488          64.030912         37,539.0098
01/01/2013 to 12/31/2013         64.030912          62.692272         38,093.7436
01/01/2014 to 12/31/2014         62.692272          66.228931         36,626.0930
01/01/2015 to 12/31/2015         66.228931          65.727613         32,396.1621
01/01/2016 to 12/31/2016         65.727613          66.871331         32,979.3469
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.381179          11.853468         17,053.1900
01/01/2010 to 12/31/2010         11.853468          14.047502         14,621.3271
01/01/2011 to 12/31/2011         14.047502          12.651159         14,516.5698
01/01/2012 to 12/31/2012         12.651159          14.310357         15,962.7528
01/01/2013 to 12/31/2013         14.310357          18.997171         14,320.1292
01/01/2014 to 12/31/2014         18.997171          20.461192         13,384.3426
01/01/2015 to 12/31/2015         20.461192          21.508062         13,610.3733
01/01/2016 to 12/31/2016         21.508062          21.290900         12,016.8920
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
04/30/2007 to 12/31/2007         16.132242          16.909426         23,414.7555
01/01/2008 to 12/31/2008         16.909426           9.592474         21,021.9638
01/01/2009 to 05/01/2009          9.592474           9.132372              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.556250          10.942779         37,941.5928
01/01/2008 to 12/31/2008         10.942779          11.104044         97,246.2866
01/01/2009 to 12/31/2009         11.104044          11.010377         44,374.5600
01/01/2010 to 12/31/2010         11.010377          10.889923         66,491.1281
01/01/2011 to 12/31/2011         10.889923          10.771111         10,785.6987
01/01/2012 to 12/31/2012         10.771111          10.652632         37,641.1067
01/01/2013 to 12/31/2013         10.652632          10.536092         14,416.2112
01/01/2014 to 12/31/2014         10.536092          10.420827         10,393.7270
01/01/2015 to 12/31/2015         10.420827          10.306822         27,889.3756
01/01/2016 to 12/31/2016         10.306822          10.205497         35,525.5631
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.713734          15.107575         30,282.2146
01/01/2008 to 12/31/2008         15.107575           9.481120         22,036.4484
01/01/2009 to 12/31/2009          9.481120          13.087368         18,501.3300
01/01/2010 to 12/31/2010         13.087368          14.408728         13,859.0259
01/01/2011 to 12/31/2011         14.408728          14.283021         13,583.5856
01/01/2012 to 12/31/2012         14.283021          16.323563         79,350.4957
01/01/2013 to 12/31/2013         16.323563          22.075411         70,776.7712
01/01/2014 to 12/31/2014         22.075411          23.742915         62,648.4962
01/01/2015 to 12/31/2015         23.742915          25.958190         61,621.3343
01/01/2016 to 12/31/2016         25.958190          25.640883         54,563.0646
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.321209          10.535958        154,809.3461
01/01/2008 to 12/31/2008         10.535958           5.633273        153,733.7493
01/01/2009 to 12/31/2009          5.633273           8.006591        134,782.4300
01/01/2010 to 12/31/2010          8.006591           8.663150        122,613.2254
01/01/2011 to 12/31/2011          8.663150           8.450271        117,348.3445
01/01/2012 to 04/27/2012          8.450271           9.515810              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.771474          11.402231         11,335.5831
01/01/2008 to 12/31/2008         11.402231           6.618632         32,360.4127
01/01/2009 to 12/31/2009          6.618632           8.488888         59,884.5800
01/01/2010 to 12/31/2010          8.488888          11.027984         53,364.2471
01/01/2011 to 12/31/2011         11.027984          11.207032         48,719.3721
01/01/2012 to 12/31/2012         11.207032          12.291285         43,504.0240
01/01/2013 to 12/31/2013         12.291285          18.038295         39,662.9147
01/01/2014 to 12/31/2014         18.038295          18.007726         38,149.7267
01/01/2015 to 12/31/2015         18.007726          18.064921         35,535.2185
01/01/2016 to 12/31/2016         18.064921          18.947773         34,160.8192
--------------------------       ---------          ---------        ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.729574          14.314645              0.0000
01/01/2010 to 12/31/2010         14.314645          17.356315              0.0000
01/01/2011 to 12/31/2011         17.356315          14.376812          1,652.7560
01/01/2012 to 12/31/2012         14.376812          16.764492          3,096.0693
01/01/2013 to 12/31/2013         16.764492          21.157799          2,952.4198
01/01/2014 to 12/31/2014         21.157799          19.525422          1,686.4675
01/01/2015 to 12/31/2015         19.525422          20.423236            859.9643
01/01/2016 to 12/31/2016         20.423236          21.376722            810.3716
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         58.125049          59.386998         61,128.6839
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         20.470267          21.258406          5,158.7439
01/01/2008 to 12/31/2008         21.258406          14.121239          9,439.1989
01/01/2009 to 12/31/2009         14.121239          17.302737        174,895.4700
01/01/2010 to 12/31/2010         17.302737          19.889677        155,022.2944
01/01/2011 to 12/31/2011         19.889677          18.777951        156,621.6223
01/01/2012 to 12/31/2012         18.777951          20.538308        169,415.7375
01/01/2013 to 12/31/2013         20.538308          27.032652        150,129.5176
01/01/2014 to 12/31/2014         27.032652          29.720083        136,334.1773
01/01/2015 to 12/31/2015         29.720083          29.413539        130,872.3748
01/01/2016 to 04/29/2016         29.413539          29.636104              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         13.013062          12.828396        426,150.8584
01/01/2008 to 12/31/2008         12.828396           7.561201        345,129.1715
01/01/2009 to 05/01/2009          7.561201           7.483764              0.0000
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.804780          15.290893          233,692.5299
01/01/2008 to 12/31/2008         15.290893           9.155914          234,006.3145
01/01/2009 to 12/31/2009          9.155914          11.937991          268,250.0700
01/01/2010 to 12/31/2010         11.937991          13.202704          271,292.4515
01/01/2011 to 12/31/2011         13.202704          12.512834          260,916.5997
01/01/2012 to 12/31/2012         12.512834          13.947089          241,699.6456
01/01/2013 to 12/31/2013         13.947089          18.419592          215,426.1124
01/01/2014 to 12/31/2014         18.419592          20.121242          192,866.1873
01/01/2015 to 12/31/2015         20.121242          20.352187          175,519.6714
01/01/2016 to 12/31/2016         20.352187          21.569242          158,723.3556
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.395592          14.710606                0.0000
01/01/2015 to 12/31/2015         14.710606          14.464485                0.0000
01/01/2016 to 12/31/2016         14.464485          14.954328            5,864.5822
--------------------------       ---------          ---------          ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.801120          15.246209        1,188,315.6230
01/01/2015 to 12/31/2015         15.246209          14.917578        1,086,721.6788
01/01/2016 to 12/31/2016         14.917578          15.652592          995,516.8826
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.232022          11.766050            4,255.7587
01/01/2008 to 12/31/2008         11.766050           9.233853           42,515.6039
01/01/2009 to 12/31/2009          9.233853          11.224974           86,834.5800
01/01/2010 to 12/31/2010         11.224974          12.312603          161,537.5026
01/01/2011 to 12/31/2011         12.312603          12.394368          327,895.4063
01/01/2012 to 12/31/2012         12.394368          13.595627          399,837.5884
01/01/2013 to 12/31/2013         13.595627          14.667800          371,226.9929
01/01/2014 to 04/25/2014         14.667800          14.802458                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.680817          12.269415           68,750.7028
01/01/2008 to 12/31/2008         12.269415           8.928746          152,524.5049
01/01/2009 to 12/31/2009          8.928746          11.134765          368,485.1300
01/01/2010 to 12/31/2010         11.134765          12.378537          600,380.8171
01/01/2011 to 12/31/2011         12.378537          12.229083          829,523.3534
01/01/2012 to 12/31/2012         12.229083          13.593658          963,720.5350
01/01/2013 to 12/31/2013         13.593658          15.357577          887,642.4169
01/01/2014 to 04/25/2014         15.357577          15.440171                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.760354          16.357303        1,711,145.1501
01/01/2015 to 12/31/2015         16.357303          15.973257        1,537,119.7530
01/01/2016 to 12/31/2016         15.973257          16.921032        1,455,350.4039
--------------------------       ---------          ---------        --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.204809          12.659942          281,808.2421
01/01/2008 to 12/31/2008         12.659942           8.522303          511,915.2578
01/01/2009 to 12/31/2009          8.522303          10.817527          835,310.3900
01/01/2010 to 12/31/2010         10.817527          12.152748        1,418,256.8798
01/01/2011 to 12/31/2011         12.152748          11.815397        1,790,437.4571
01/01/2012 to 12/31/2012         11.815397          13.313405        1,924,436.9693
01/01/2013 to 12/31/2013         13.313405          15.724783        1,845,117.0943
01/01/2014 to 04/25/2014         15.724783          15.761779                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.246572          16.959224          409,938.3256
01/01/2015 to 12/31/2015         16.959224          16.489199          355,764.3079
01/01/2016 to 12/31/2016         16.489199          17.636457          337,080.7292
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST -
METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.868494          13.325461          217,892.2133
01/01/2008 to 12/31/2008         13.325461           8.188642          546,880.6789
01/01/2009 to 12/31/2009          8.188642          10.536745          623,248.2900
01/01/2010 to 12/31/2010         10.536745          12.035762          583,798.0600
01/01/2011 to 12/31/2011         12.035762          11.443261          544,205.2968
01/01/2012 to 12/31/2012         11.443261          13.096560          527,857.0138
01/01/2013 to 12/31/2013         13.096560          16.310072          474,211.9099
01/01/2014 to 04/25/2014         16.310072          16.259541                0.0000
--------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           7.048200           28,868.9180
01/01/2009 to 12/31/2009          7.048200           8.961439           60,845.4900
01/01/2010 to 12/31/2010          8.961439           9.753824           73,760.5909
01/01/2011 to 12/31/2011          9.753824           9.477509           69,645.2048
01/01/2012 to 12/31/2012          9.477509          10.884645           77,389.7933
01/01/2013 to 04/26/2013         10.884645          11.729079                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.048568          13.436432          435,253.7958
01/01/2008 to 12/31/2008         13.436432          10.319217          402,718.9476
01/01/2009 to 12/31/2009         10.319217          12.074456          427,143.5700
01/01/2010 to 12/31/2010         12.074456          13.112514          395,972.2671
01/01/2011 to 12/31/2011         13.112514          13.249349          369,839.0415
01/01/2012 to 12/31/2012         13.249349          14.585488          342,208.4227
01/01/2013 to 12/31/2013         14.585488          17.123499          314,847.0405
01/01/2014 to 12/31/2014         17.123499          18.352656          324,130.9844
01/01/2015 to 12/31/2015         18.352656          18.079352          304,159.7040
01/01/2016 to 12/31/2016         18.079352          19.477126          269,845.7652
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.458311          11.501128            4,308.8914
01/01/2009 to 12/31/2009         11.501128          13.716900           46,957.2100
01/01/2010 to 12/31/2010         13.716900          15.083573          119,909.1088
01/01/2011 to 12/31/2011         15.083573          15.014230          171,559.8916
01/01/2012 to 12/31/2012         15.014230          17.272323          202,150.6223
01/01/2013 to 12/31/2013         17.272323          23.128548          405,628.9778
01/01/2014 to 12/31/2014         23.128548          25.291617          364,257.7071
01/01/2015 to 12/31/2015         25.291617          24.923756          332,353.6499
01/01/2016 to 12/31/2016         24.923756          28.125773          303,427.1795
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998795           6.613817         58,198.4506
01/01/2009 to 12/31/2009          6.613817           8.169258        233,898.6000
01/01/2010 to 12/31/2010          8.169258           8.970582        373,731.7390
01/01/2011 to 12/31/2011          8.970582           8.824129        452,544.6347
01/01/2012 to 12/31/2012          8.824129           9.941586        430,658.6230
01/01/2013 to 04/26/2013          9.941586          10.900499              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.088640          21.382962         30,065.8954
01/01/2014 to 12/31/2014         21.382962          21.085508         27,280.3016
01/01/2015 to 12/31/2015         21.085508          20.934081         25,702.9821
01/01/2016 to 12/31/2016         20.934081          24.513597         23,537.0571
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         20.358139          22.153848              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.135092          13.417654              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.973122          15.978833         31,008.4362
01/01/2008 to 12/31/2008         15.978833           9.750694         32,190.6397
01/01/2009 to 12/31/2009          9.750694          13.189322         36,489.1600
01/01/2010 to 12/31/2010         13.189322          16.027070         32,959.7409
01/01/2011 to 12/31/2011         16.027070          15.015749         37,240.6155
01/01/2012 to 12/31/2012         15.015749          15.635612         33,526.1945
01/01/2013 to 04/26/2013         15.635612          16.969481              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.473274          15.624073         15,065.9960
01/01/2008 to 12/31/2008         15.624073           8.962214         13,148.2772
01/01/2009 to 12/31/2009          8.962214          12.679013         11,161.7500
01/01/2010 to 12/31/2010         12.679013          14.640065         11,117.7439
01/01/2011 to 12/31/2011         14.640065          14.286898         11,062.5815
01/01/2012 to 12/31/2012         14.286898          16.768479          9,565.5200
01/01/2013 to 12/31/2013         16.768479          23.014827          9,298.6561
01/01/2014 to 12/31/2014         23.014827          24.772104          9,231.5505
01/01/2015 to 12/31/2015         24.772104          27.076803          8,783.6169
01/01/2016 to 12/31/2016         27.076803          27.190794          8,684.4566
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         15.168787          16.432087          6,734.6661
01/01/2008 to 12/31/2008         16.432087          10.349531          6,823.1196
01/01/2009 to 12/31/2009         10.349531          14.191110          6,713.2200
01/01/2010 to 12/31/2010         14.191110          18.901155          6,489.8472
01/01/2011 to 12/31/2011         18.901155          18.965359          6,252.1286
01/01/2012 to 12/31/2012         18.965359          21.740831          5,434.6350
01/01/2013 to 12/31/2013         21.740831          31.001200          5,141.8191
01/01/2014 to 12/31/2014         31.001200          32.699991          5,071.4190
01/01/2015 to 12/31/2015         32.699991          33.139119          5,051.6370
01/01/2016 to 12/31/2016         33.139119          36.540185          4,743.4725
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.982610          18.936740             81.7250
01/01/2011 to 12/31/2011         18.936740          15.606858          2,344.8955
01/01/2012 to 12/31/2012         15.606858          15.833204          2,404.3204
01/01/2013 to 12/31/2013         15.833204          17.344211          2,177.5101
01/01/2014 to 12/31/2014         17.344211          13.925418          2,136.7185
01/01/2015 to 12/31/2015         13.925418           9.261270          2,559.2532
01/01/2016 to 12/31/2016          9.261270          13.166547          2,063.9920
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         33.675286          35.032433         13,636.9713
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         19.558566          20.629143          9,590.1852
01/01/2008 to 12/31/2008         20.629143          18.211245         16,482.6226
01/01/2009 to 12/31/2009         18.211245          23.971807         11,074.8500
01/01/2010 to 12/31/2010         23.971807          26.596366         12,619.2817
01/01/2011 to 12/31/2011         26.596366          27.260731         17,420.3647
01/01/2012 to 12/31/2012         27.260731          30.095190         15,205.5083
01/01/2013 to 12/31/2013         30.095190          30.225754         15,729.6984
01/01/2014 to 12/31/2014         30.225754          31.265370         12,427.1276
01/01/2015 to 12/31/2015         31.265370          30.522684         15,080.9283
01/01/2016 to 04/29/2016         30.522684          31.338457              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.990896          33.247589        184,583.0159
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.328733          17.414578              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.818584          19.830684        405,933.2021
01/01/2008 to 12/31/2008         19.830684          15.964477        362,197.6756
01/01/2009 to 12/31/2009         15.964477          21.596182        344,769.8600
01/01/2010 to 12/31/2010         21.596182          24.129440        319,377.5635
01/01/2011 to 12/31/2011         24.129440          24.930199        300,167.1119
01/01/2012 to 12/31/2012         24.930199          27.848347        285,645.6752
01/01/2013 to 12/31/2013         27.848347          29.741400        267,365.2139
01/01/2014 to 12/31/2014         29.741400          30.836523        243,813.9036
01/01/2015 to 12/31/2015         30.836523          29.836021        218,654.6716
01/01/2016 to 04/29/2016         29.836021          30.773170              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007         16.362710          16.698655        196,198.2331
01/01/2008 to 12/31/2008         16.698655          11.372242        163,467.9541
01/01/2009 to 12/31/2009         11.372242          14.335384        146,149.0400
01/01/2010 to 12/31/2010         14.335384          15.966049        126,663.8755
01/01/2011 to 12/31/2011         15.966049          16.095177        111,607.6294
01/01/2012 to 12/31/2012         16.095177          18.991155         97,696.7015
01/01/2013 to 12/31/2013         18.991155          24.872213         84,636.4192
01/01/2014 to 12/31/2014         24.872213          27.714608         73,572.0610
01/01/2015 to 12/31/2015         27.714608          26.577362         69,748.3473
01/01/2016 to 12/31/2016         26.577362          29.873125         59,793.5481

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          26.403013          29.959974        12,659.7864
01/01/2008 to 12/31/2008          29.959974          18.237496        15,637.0800
01/01/2009 to 12/31/2009          18.237496          25.643207        22,752.3600
01/01/2010 to 12/31/2010          25.643207          28.313616        20,304.9046
01/01/2011 to 12/31/2011          28.313616          25.490543        20,917.9734
01/01/2012 to 12/31/2012          25.490543          30.867370        18,099.1570
01/01/2013 to 12/31/2013          30.867370          39.398270        17,144.2897
01/01/2014 to 12/31/2014          39.398270          39.828807        16,961.2324
01/01/2015 to 12/31/2015          39.828807          42.083664        15,369.0382
01/01/2016 to 12/31/2016          42.083664          41.839917        15,870.9855
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.638497          16.544941         1,022.0961
01/01/2009 to 12/31/2009          16.544941          26.368172         3,680.3900
01/01/2010 to 12/31/2010          26.368172          31.893619         4,714.7552
01/01/2011 to 12/31/2011          31.893619          25.480657         4,297.7663
01/01/2012 to 12/31/2012          25.480657          29.751561         2,198.1088
01/01/2013 to 12/31/2013          29.751561          37.709861         1,921.5493
01/01/2014 to 12/31/2014          37.709861          38.050975         1,943.5990
01/01/2015 to 12/31/2015          38.050975          37.697031         1,882.7577
01/01/2016 to 12/31/2016          37.697031          38.028949         1,883.4438
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         177.128567         102.558578           255.1895
01/01/2009 to 12/31/2009         102.558578         141.273523         3,643.5700
01/01/2010 to 12/31/2010         141.273523         165.665919         4,015.0286
01/01/2011 to 12/31/2011         165.665919         156.692826         3,775.0525
01/01/2012 to 12/31/2012         156.692826         182.512355         3,179.6498
01/01/2013 to 12/31/2013         182.512355         234.620949         2,965.0758
01/01/2014 to 12/31/2014         234.620949         251.548216         2,879.9614
01/01/2015 to 12/31/2015         251.548216         265.593400         2,660.9279
01/01/2016 to 12/31/2016         265.593400         287.323706         2,559.9058
--------------------------       ----------         ----------        -----------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.239916          10.603757           700.8699
01/01/2013 to 12/31/2013          10.603757          11.645083           692.6845
01/01/2014 to 12/31/2014          11.645083          12.351671           695.0335
01/01/2015 to 12/31/2015          12.351671          12.275032           680.9605
01/01/2016 to 12/31/2016          12.275032          12.564750           690.4408
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996878           1.041846             0.0000
01/01/2015 to 12/31/2015           1.041846           1.019292             0.0000
01/01/2016 to 12/31/2016           1.019292           1.027225             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.176534          11.600474             0.0000
01/01/2013 to 12/31/2013          11.600474          11.073393             0.0000
01/01/2014 to 12/31/2014          11.073393          11.378707             0.0000
01/01/2015 to 12/31/2015          11.378707          10.166674             0.0000
01/01/2016 to 12/31/2016          10.166674          10.945576             0.0000
--------------------------       ----------         ----------        -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.994375          10.331875          1,793.3757
01/01/2013 to 12/31/2013         10.331875          11.260993          1,790.7953
01/01/2014 to 12/31/2014         11.260993          11.784910          1,816.2152
01/01/2015 to 12/31/2015         11.784910          11.631689          1,804.4578
01/01/2016 to 12/31/2016         11.631689          12.002243          1,810.2235
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.794186          18.680579              0.0000
01/01/2010 to 12/31/2010         18.680579          21.369041              0.0000
01/01/2011 to 12/31/2011         21.369041          21.609664          1,406.3735
01/01/2012 to 12/31/2012         21.609664          24.882680          5,452.6762
01/01/2013 to 12/31/2013         24.882680          26.880551          1,762.4865
01/01/2014 to 12/31/2014         26.880551          27.435131          1,707.0516
01/01/2015 to 12/31/2015         27.435131          26.010806          1,656.7048
01/01/2016 to 12/31/2016         26.010806          29.292989          2,069.6684
--------------------------       ---------          ---------          ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.282988           9.463640              0.0000
01/01/2009 to 12/31/2009          9.463640          12.598729              0.0000
01/01/2010 to 12/31/2010         12.598729          14.453529            181.6756
01/01/2011 to 12/31/2011         14.453529          13.483660            181.6756
01/01/2012 to 12/31/2012         13.483660          16.784388            181.6756
01/01/2013 to 12/31/2013         16.784388          17.172204            384.6960
01/01/2014 to 12/31/2014         17.172204          19.218490            371.1598
01/01/2015 to 12/31/2015         19.218490          18.723118            372.5420
01/01/2016 to 12/31/2016         18.723118          18.661437            201.8147
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.177639           6.514475              0.0000
01/01/2012 to 12/31/2012          6.514475           7.627603              0.0000
01/01/2013 to 12/31/2013          7.627603          10.973469            359.6377
01/01/2014 to 12/31/2014         10.973469          12.891051            359.6377
01/01/2015 to 12/31/2015         12.891051          12.223163            359.6377
01/01/2016 to 12/31/2016         12.223163          12.401104            359.6377
--------------------------       ---------          ---------          ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.193911          10.406406              0.0000
01/01/2008 to 12/31/2008         10.406406           4.666345              0.0000
01/01/2009 to 12/31/2009          4.666345           6.361367              0.0000
01/01/2010 to 12/31/2010          6.361367           6.746544              0.0000
01/01/2011 to 04/29/2011          6.746544           7.178347              0.0000
--------------------------       ---------          ---------          ----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.049432              0.0000
01/01/2013 to 12/31/2013          1.049432           1.056210              0.0000
01/01/2014 to 12/31/2014          1.056210           1.101853              0.0000
01/01/2015 to 12/31/2015          1.101853           1.042932              0.0000
01/01/2016 to 12/31/2016          1.042932           1.151230              0.0000
--------------------------       ---------          ---------          ----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.029069          11.588629        104,694.7829
01/01/2008 to 12/31/2008         11.588629           7.338082        124,516.5184
01/01/2009 to 12/31/2009          7.338082           9.178380        128,813.7900
01/01/2010 to 12/31/2010          9.178380          10.418081        106,346.9319
01/01/2011 to 12/31/2011         10.418081          10.143432        107,265.4541
01/01/2012 to 12/31/2012         10.143432          11.878003         94,335.3489
01/01/2013 to 12/31/2013         11.878003          15.890152         85,865.7027
01/01/2014 to 12/31/2014         15.890152          17.162704         68,715.5371
01/01/2015 to 12/31/2015         17.162704          15.945443         63,160.8674
01/01/2016 to 12/31/2016         15.945443          18.480581         56,937.0383
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         28.233207          28.061908         96,847.0890
01/01/2008 to 12/31/2008         28.061908          16.975258         82,754.2065
01/01/2009 to 12/31/2009         16.975258          21.223354         72,134.6700
01/01/2010 to 12/31/2010         21.223354          26.323561         44,494.0046
01/01/2011 to 12/31/2011         26.323561          25.048337         42,501.3468
01/01/2012 to 12/31/2012         25.048337          28.385345         37,146.9917
01/01/2013 to 12/31/2013         28.385345          36.546442         32,973.6350
01/01/2014 to 12/31/2014         36.546442          39.592744         32,137.0496
01/01/2015 to 12/31/2015         39.592744          35.606976         30,847.3448
01/01/2016 to 12/31/2016         35.606976          40.636998         29,738.6394
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.269014          17.345236              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012801           1.051481          7,076.3513
01/01/2013 to 12/31/2013          1.051481           1.153085          7,000.1998
01/01/2014 to 12/31/2014          1.153085           1.218808          7,019.5737
01/01/2015 to 12/31/2015          1.218808           1.215039          6,885.8781
01/01/2016 to 12/31/2016          1.215039           1.235397          7,047.6034
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.356747           9.916036            225.6304
01/01/2009 to 12/31/2009          9.916036          12.616907          1,813.4700
01/01/2010 to 12/31/2010         12.616907          14.866147          1,561.6379
01/01/2011 to 12/31/2011         14.866147          13.167179          1,521.7537
01/01/2012 to 12/31/2012         13.167179          15.007419            873.0539
01/01/2013 to 12/31/2013         15.007419          19.707251          1,012.7292
01/01/2014 to 12/31/2014         19.707251          20.323371          1,008.6117
01/01/2015 to 12/31/2015         20.323371          18.588286            994.8564
01/01/2016 to 12/31/2016         18.588286          23.969733            832.5796
--------------------------       ---------          ---------        ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.547623           6.222847              0.0000
01/01/2009 to 12/31/2009          6.222847          10.387923          1,959.1400
01/01/2010 to 12/31/2010         10.387923          12.692175          1,135.8077
01/01/2011 to 12/31/2011         12.692175          10.195390          1,428.4727
01/01/2012 to 12/31/2012         10.195390          11.976605          1,495.9829
01/01/2013 to 12/31/2013         11.976605          11.244299          1,766.4925
01/01/2014 to 12/31/2014         11.244299          10.385687          1,919.4582
01/01/2015 to 12/31/2015         10.385687           8.844353          2,196.6453
01/01/2016 to 12/31/2016          8.844353           9.743998          2,168.5462
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988357           9.780240          2,609.4352
01/01/2012 to 12/31/2012          9.780240          10.087954          4,164.6523
01/01/2013 to 12/31/2013         10.087954          10.083321          8,404.8026
01/01/2014 to 12/31/2014         10.083321          10.068432          8,753.4492
01/01/2015 to 12/31/2015         10.068432           9.886410          8,926.3288
01/01/2016 to 12/31/2016          9.886410          10.074569          9,059.0784
--------------------------       ---------          ---------          ----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.812089          12.241778              0.0000
01/01/2011 to 12/31/2011         12.241778          12.056036            232.0402
01/01/2012 to 12/31/2012         12.056036          13.613379            232.2765
01/01/2013 to 12/31/2013         13.613379          13.590543            252.5763
01/01/2014 to 12/31/2014         13.590543          13.581599            257.7950
01/01/2015 to 12/31/2015         13.581599          12.861379            276.2976
01/01/2016 to 12/31/2016         12.861379          12.819111            292.5317
--------------------------       ---------          ---------          ----------

MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.240816           8.679011              0.0000
01/01/2010 to 12/31/2010          8.679011           9.635881              0.0000
01/01/2011 to 12/31/2011          9.635881           9.537864              0.0000
01/01/2012 to 12/31/2012          9.537864          10.678898              0.0000
01/01/2013 to 12/31/2013         10.678898          14.157547              0.0000
01/01/2014 to 12/31/2014         14.157547          15.865163              0.0000
01/01/2015 to 12/31/2015         15.865163          16.367304              0.0000
01/01/2016 to 12/31/2016         16.367304          17.496719              0.0000
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.098885          13.315419          7,504.4974
01/01/2008 to 12/31/2008         13.315419           7.786670         10,004.4178
01/01/2009 to 12/31/2009          7.786670          10.205532          9,999.6600
01/01/2010 to 12/31/2010         10.205532          11.747798          9,665.5010
01/01/2011 to 12/31/2011         11.747798          10.937508          6,115.2590
01/01/2012 to 12/31/2012         10.937508          12.615598          5,394.3913
01/01/2013 to 12/31/2013         12.615598          16.143235              0.0000
01/01/2014 to 12/31/2014         16.143235          16.762352              0.0000
01/01/2015 to 12/31/2015         16.762352          16.229814              0.0000
01/01/2016 to 12/31/2016         16.229814          17.475996              0.0000
--------------------------       ---------          ---------         -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.021377          10.500390          2,831.0764
01/01/2013 to 12/31/2013         10.500390          11.865187          2,729.2074
01/01/2014 to 12/31/2014         11.865187          12.854788          3,630.6763
01/01/2015 to 12/31/2015         12.854788          12.182283          2,981.5475
01/01/2016 to 12/31/2016         12.182283          13.043855          2,900.9706
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.807871          11.316311              0.0000
01/01/2014 to 12/31/2014         11.316311          12.216824              0.0000
01/01/2015 to 12/31/2015         12.216824          11.924826              0.0000
01/01/2016 to 12/31/2016         11.924826          12.296465              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.224858          18.160914         38,252.2323
01/01/2008 to 12/31/2008         18.160914          10.341804         34,263.3539
01/01/2009 to 12/31/2009         10.341804          13.444012         37,027.5400
01/01/2010 to 12/31/2010         13.444012          14.798665         37,907.7710
01/01/2011 to 12/31/2011         14.798665          13.055834         36,320.1714
01/01/2012 to 12/31/2012         13.055834          15.054520         32,794.2062
01/01/2013 to 12/31/2013         15.054520          17.739484         29,260.8956
01/01/2014 to 12/31/2014         17.739484          16.309789         34,620.4012
01/01/2015 to 12/31/2015         16.309789          15.829397         34,052.0674
01/01/2016 to 12/31/2016         15.829397          15.503675         32,347.6927
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.878214          13.271475         33,991.3723
01/01/2008 to 12/31/2008         13.271475           6.982214         34,985.6352
01/01/2009 to 12/31/2009          6.982214          10.850095         44,421.0400
01/01/2010 to 12/31/2010         10.850095          14.160656         36,003.7626
01/01/2011 to 12/31/2011         14.160656          13.023568         35,185.7057
01/01/2012 to 12/31/2012         13.023568          14.061774         33,813.8252
01/01/2013 to 12/31/2013         14.061774          19.316059         31,281.3694
01/01/2014 to 12/31/2014         19.316059          19.279224         29,795.7883
01/01/2015 to 12/31/2015         19.279224          18.092480         28,417.5076
01/01/2016 to 12/31/2016         18.092480          16.364257         26,624.6866
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.687749          20.669678         35,982.2890
01/01/2008 to 12/31/2008         20.669678          12.139469         37,463.7655
01/01/2009 to 12/31/2009         12.139469          16.768728         23,705.7300
01/01/2010 to 12/31/2010         16.768728          19.207697         18,049.2884
01/01/2011 to 12/31/2011         19.207697          17.383811         16,578.3119
01/01/2012 to 12/31/2012         17.383811          20.812377         15,049.6927
01/01/2013 to 12/31/2013         20.812377          26.139780         21,651.6800
01/01/2014 to 12/31/2014         26.139780          26.381299         25,137.3245
01/01/2015 to 12/31/2015         26.381299          27.092499         22,992.0335
01/01/2016 to 12/31/2016         27.092499          26.831178         20,935.0231
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         18.889287          19.100791         12,624.5138
01/01/2008 to 12/31/2008         19.100791          10.884738         18,684.9904
01/01/2009 to 12/31/2009         10.884738          14.100022         15,884.1800
01/01/2010 to 12/31/2010         14.100022          14.962065          4,612.4550
01/01/2011 to 04/29/2011         14.962065          16.704035              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           6.578349              0.0000
01/01/2009 to 12/31/2009          6.578349           8.620196          9,525.8000
01/01/2010 to 12/31/2010          8.620196           9.169730          9,207.2139
01/01/2011 to 12/31/2011          9.169730           8.435684         17,194.7746
01/01/2012 to 12/31/2012          8.435684          10.186049         17,181.6556
01/01/2013 to 04/26/2013         10.186049          10.835724              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999836           1.037019              0.0000
01/01/2015 to 12/31/2015          1.037019           0.968530              0.0000
01/01/2016 to 12/31/2016          0.968530           1.063424              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.862543          13.138300          3,526.6500
01/01/2010 to 12/31/2010         13.138300          13.989123          3,463.5406
01/01/2011 to 12/31/2011         13.989123          15.362653          5,517.0021
01/01/2012 to 12/31/2012         15.362653          16.564510         11,265.6640
01/01/2013 to 12/31/2013         16.564510          14.848881          6,836.3342
01/01/2014 to 12/31/2014         14.848881          15.096238          6,592.8550
01/01/2015 to 12/31/2015         15.096238          14.452290          6,585.0858
01/01/2016 to 12/31/2016         14.452290          14.991598          6,231.1273
--------------------------       ---------          ---------         -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.714824          13.512641         61,109.7435
01/01/2008 to 12/31/2008         13.512641          13.405738         73,842.8136
01/01/2009 to 12/31/2009         13.405738          15.633899         81,468.9500
01/01/2010 to 12/31/2010         15.633899          16.709572         65,801.8433
01/01/2011 to 12/31/2011         16.709572          17.034102         65,163.9518
01/01/2012 to 12/31/2012         17.034102          18.390168         57,212.2690
01/01/2013 to 12/31/2013         18.390168          17.822773         56,290.6853
01/01/2014 to 12/31/2014         17.822773          18.348369         57,407.1465
01/01/2015 to 12/31/2015         18.348369          18.130428         48,257.0632
01/01/2016 to 12/31/2016         18.130428          18.381670         45,705.2293
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.794305          10.975926          1,009.0470
01/01/2013 to 12/31/2013         10.975926          10.354871          1,135.4983
01/01/2014 to 12/31/2014         10.354871          11.004494          1,154.2060
01/01/2015 to 12/31/2015         11.004494          10.919997          1,137.7315
01/01/2016 to 12/31/2016         10.919997          10.931872          1,197.0351
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216653          10.768289              0.0000
01/01/2014 to 12/31/2014         10.768289          11.559233              0.0000
01/01/2015 to 12/31/2015         11.559233          11.278438              0.0000
01/01/2016 to 12/31/2016         11.278438          11.652719              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010779           1.069618              0.0000
01/01/2013 to 12/31/2013          1.069618           1.163718              0.0000
01/01/2014 to 12/31/2014          1.163718           1.238824          3,724.5806
01/01/2015 to 12/31/2015          1.238824           1.213287          3,724.5806
01/01/2016 to 12/31/2016          1.213287           1.266585          3,724.5806
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.869140          10.645762              0.0000
01/01/2010 to 12/31/2010         10.645762          11.806200          7,288.2237
01/01/2011 to 12/31/2011         11.806200          11.789440          9,113.5205
01/01/2012 to 12/31/2012         11.789440          13.144348          9,050.4963
01/01/2013 to 12/31/2013         13.144348          14.667044          9,065.2889
01/01/2014 to 12/31/2014         14.667044          15.334356          8,980.9243
01/01/2015 to 12/31/2015         15.334356          14.854002          8,921.0138
01/01/2016 to 12/31/2016         14.854002          15.525733          3,492.8684
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.164396       10.089227                 0.0000
01/01/2010 to 12/31/2010         10.089227       11.379912                 0.0000
01/01/2011 to 12/31/2011         11.379912       11.005048                 0.0000
01/01/2012 to 12/31/2012         11.005048       12.507609                 0.0000
01/01/2013 to 12/31/2013         12.507609       14.591885                 0.0000
01/01/2014 to 12/31/2014         14.591885       15.193365                 0.0000
01/01/2015 to 12/31/2015         15.193365       14.665209                 0.0000
01/01/2016 to 12/31/2016         14.665209       15.487127                 0.0000
--------------------------       ---------       ---------                 ------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         56.898768       58.308585            62,661.8545
01/01/2008 to 12/31/2008         58.308585       36.680628            58,399.9474
01/01/2009 to 12/31/2009         36.680628       42.909391            50,594.2500
01/01/2010 to 12/31/2010         42.909391       49.613400            34,950.3077
01/01/2011 to 12/31/2011         49.613400       47.056906            32,583.7631
01/01/2012 to 12/31/2012         47.056906       54.851447            29,055.1201
01/01/2013 to 12/31/2013         54.851447       72.502747            24,170.6811
01/01/2014 to 12/31/2014         72.502747       81.151844            23,204.9351
01/01/2015 to 12/31/2015         81.151844       77.308560            21,781.6977
01/01/2016 to 12/31/2016         77.308560       88.565302            20,611.1279
--------------------------       ---------       ---------            -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         59.710031       55.431326             3,202.3397
01/01/2008 to 12/31/2008         55.431326       33.574046             2,463.7445
01/01/2009 to 12/31/2009         33.574046       43.063289             2,463.7400
01/01/2010 to 04/30/2010         43.063289       46.038292                 0.0000
--------------------------       ---------       ---------            -----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         18.516706       20.136797                 0.0000
01/01/2008 to 12/31/2008         20.136797       11.093686                 0.0000
01/01/2009 to 12/31/2009         11.093686       13.360350                 0.0000
01/01/2010 to 12/31/2010         13.360350       14.106749                 0.0000
01/01/2011 to 12/31/2011         14.106749       11.132575                 0.0000
01/01/2012 to 12/31/2012         11.132575       13.129374                 0.0000
01/01/2013 to 12/31/2013         13.129374       14.936568                 0.0000
01/01/2014 to 12/31/2014         14.936568       14.264994                 0.0000
01/01/2015 to 12/31/2015         14.264994       13.788983                 0.0000
01/01/2016 to 12/31/2016         13.788983       14.312636                 0.0000
--------------------------       ---------       ---------            -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.314461       16.615920                 0.0000
01/01/2014 to 12/31/2014         16.615920       17.314088                 0.0000
01/01/2015 to 12/31/2015         17.314088       17.097926                 0.0000
01/01/2016 to 12/31/2016         17.097926       17.246463                 0.0000
--------------------------       ---------       ---------            -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         48.623378       50.933402             1,571.4542
01/01/2008 to 12/31/2008         50.933402       48.479861             3,551.3104
01/01/2009 to 12/31/2009         48.479861       52.300603             5,026.6200
01/01/2010 to 12/31/2010         52.300603       55.846637             5,665.3549
01/01/2011 to 12/31/2011         55.846637       58.660974             5,011.4107
01/01/2012 to 12/31/2012         58.660974       62.177916             3,768.5274
01/01/2013 to 12/31/2013         62.177916       60.817176             3,624.3055
01/01/2014 to 12/31/2014         60.817176       64.183870             3,422.3639
01/01/2015 to 12/31/2015         64.183870       63.634379             3,920.1163
01/01/2016 to 12/31/2016         63.634379       64.676988             4,200.1479
--------------------------       ---------       ---------            -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         22.721978          28.691161              0.0000
01/01/2010 to 12/31/2010         28.691161          33.967854              0.0000
01/01/2011 to 12/31/2011         33.967854          30.560882              0.0000
01/01/2012 to 12/31/2012         30.560882          34.534225              0.0000
01/01/2013 to 12/31/2013         34.534225          45.798813              0.0000
01/01/2014 to 12/31/2014         45.798813          49.279013              0.0000
01/01/2015 to 12/31/2015         49.279013          51.748544            261.9169
01/01/2016 to 12/31/2016         51.748544          51.174867            259.1021
--------------------------       ---------          ---------            --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.502047          10.875653            577.5238
01/01/2008 to 12/31/2008         10.875653          11.024872            951.8078
01/01/2009 to 12/31/2009         11.024872          10.920948          5,802.4000
01/01/2010 to 12/31/2010         10.920948          10.790678         10,989.4532
01/01/2011 to 12/31/2011         10.790678          10.662313          7,426.7275
01/01/2012 to 12/31/2012         10.662313          10.534436          7,609.8729
01/01/2013 to 12/31/2013         10.534436          10.408777          8,002.3249
01/01/2014 to 12/31/2014         10.408777          10.284617          8,142.4085
01/01/2015 to 12/31/2015         10.284617          10.161937          8,222.6741
01/01/2016 to 12/31/2016         10.161937          10.051981          7,768.1596
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          5.008132           5.511606         34,318.3911
01/01/2008 to 12/31/2008          5.511606           3.455465         31,632.9516
01/01/2009 to 12/31/2009          3.455465           4.765025         30,544.8200
01/01/2010 to 12/31/2010          4.765025           5.240886         28,552.0076
01/01/2011 to 12/31/2011          5.240886           5.189982         28,259.0544
01/01/2012 to 12/31/2012          5.189982           5.925492         50,408.3092
01/01/2013 to 12/31/2013          5.925492           8.005424         39,995.9174
01/01/2014 to 12/31/2014          8.005424           8.601525         37,994.3819
01/01/2015 to 12/31/2015          8.601525           9.394673         34,192.7523
01/01/2016 to 12/31/2016          9.394673           9.270562         32,053.0943
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.266554          10.463654         17,365.7853
01/01/2008 to 12/31/2008         10.463654           5.588989         31,263.3292
01/01/2009 to 12/31/2009          5.588989           7.935715         32,545.9500
01/01/2010 to 12/31/2010          7.935715           8.577889         17,521.9380
01/01/2011 to 12/31/2011          8.577889           8.358762         18,888.2984
01/01/2012 to 04/27/2012          8.358762           9.409700              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.701030          11.326387          2,732.0078
01/01/2008 to 12/31/2008         11.326387           6.567999          7,137.3745
01/01/2009 to 12/31/2009          6.567999           8.415528          9,824.5300
01/01/2010 to 12/31/2010          8.415528          10.921774          3,916.3201
01/01/2011 to 12/31/2011         10.921774          11.088028          3,854.0552
01/01/2012 to 12/31/2012         11.088028          12.148552          3,730.4581
01/01/2013 to 12/31/2013         12.148552          17.811031          3,192.4548
01/01/2014 to 12/31/2014         17.811031          17.763072          3,102.1690
01/01/2015 to 12/31/2015         17.763072          17.801682          2,201.2943
01/01/2016 to 12/31/2016         17.801682          18.653010          1,864.6630
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.724099          14.297916              0.0000
01/01/2010 to 12/31/2010         14.297916          17.318737            263.6801
01/01/2011 to 12/31/2011         17.318737          14.331359            277.6692
01/01/2012 to 12/31/2012         14.331359          16.694711            292.5667
01/01/2013 to 12/31/2013         16.694711          21.048698            264.5199
01/01/2014 to 12/31/2014         21.048698          19.405320            279.8184
01/01/2015 to 12/31/2015         19.405320          20.277327            282.9575
01/01/2016 to 12/31/2016         20.277327          21.202798            273.4371
--------------------------       ---------          ---------            --------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         56.888168          58.084758          9,440.9258
--------------------------       ---------          ---------          ----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         20.207797          20.964736          1,235.9515
01/01/2008 to 12/31/2008         20.964736          13.912181          1,130.3464
01/01/2009 to 12/31/2009         13.912181          17.029541         43,424.0300
01/01/2010 to 12/31/2010         17.029541          19.556094         33,345.2001
01/01/2011 to 12/31/2011         19.556094          18.444599         31,839.8856
01/01/2012 to 12/31/2012         18.444599          20.153443         28,386.2283
01/01/2013 to 12/31/2013         20.153443          26.499606         21,822.6806
01/01/2014 to 12/31/2014         26.499606          29.104935         21,109.9260
01/01/2015 to 12/31/2015         29.104935          28.775949         20,130.6133
01/01/2016 to 04/29/2016         28.775949          28.984158              0.0000
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.952480          12.755837        101,139.1313
01/01/2008 to 12/31/2008         12.755837           7.510876        106,199.2872
01/01/2009 to 05/01/2009          7.510876           7.431479              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         38.954144          40.192757         37,739.7271
01/01/2008 to 12/31/2008         40.192757          24.042514         38,407.1149
01/01/2009 to 12/31/2009         24.042514          31.316645         28,602.6300
01/01/2010 to 12/31/2010         31.316645          34.599755         22,490.8717
01/01/2011 to 12/31/2011         34.599755          32.759135         20,665.7123
01/01/2012 to 12/31/2012         32.759135          36.477409         16,593.2207
01/01/2013 to 12/31/2013         36.477409          48.126759         12,974.8115
01/01/2014 to 12/31/2014         48.126759          52.520303         12,539.5561
01/01/2015 to 12/31/2015         52.520303          53.070035         11,526.6454
01/01/2016 to 12/31/2016         53.070035          56.187416         11,218.7182
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.266628          14.568961              0.0000
01/01/2015 to 12/31/2015         14.568961          14.310894              0.0000
01/01/2016 to 12/31/2016         14.310894          14.780753              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.661389          15.092063        100,366.7511
01/01/2015 to 12/31/2015         15.092063          14.751994        100,043.2859
01/01/2016 to 12/31/2016         14.751994          15.463385         79,945.6018
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.207862          11.728942          2,538.0313
01/01/2008 to 12/31/2008         11.728942           9.195499          2,808.4219
01/01/2009 to 12/31/2009          9.195499          11.167184         32,199.6000
01/01/2010 to 12/31/2010         11.167184          12.236982         45,992.1218
01/01/2011 to 12/31/2011         12.236982          12.305967         45,465.9682
01/01/2012 to 12/31/2012         12.305967          13.485102         46,633.5911
01/01/2013 to 12/31/2013         13.485102          14.534024         48,082.5594
01/01/2014 to 04/25/2014         14.534024          14.662835              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.655693          12.230722          6,002.6668
01/01/2008 to 12/31/2008         12.230722           8.891656         18,493.1476
01/01/2009 to 12/31/2009          8.891656          11.077435         54,762.8000
01/01/2010 to 12/31/2010         11.077435          12.302507         76,721.9215
01/01/2011 to 12/31/2011         12.302507          12.141855         74,021.9484
01/01/2012 to 12/31/2012         12.141855          13.483142         79,120.7502
01/01/2013 to 12/31/2013         13.483142          15.217504         71,451.5368
01/01/2014 to 04/25/2014         15.217504          15.294526              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.611550          16.191906        218,477.1174
01/01/2015 to 12/31/2015         16.191906          15.795939        192,863.8863
01/01/2016 to 12/31/2016         15.795939          16.716475        172,573.9500
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.178561          12.620018         26,913.1118
01/01/2008 to 12/31/2008         12.620018           8.486897         52,474.0110
01/01/2009 to 12/31/2009          8.486897          10.761824        241,247.4000
01/01/2010 to 12/31/2010         10.761824          12.078099        325,079.6655
01/01/2011 to 12/31/2011         12.078099          11.731110        318,475.9618
01/01/2012 to 12/31/2012         11.731110          13.205159        272,802.3463
01/01/2013 to 12/31/2013         13.205159          15.581352        245,232.4995
01/01/2014 to 04/25/2014         15.581352          15.613090              0.0000
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.093163          16.787726        164,800.9320
01/01/2015 to 12/31/2015         16.787726          16.306137        124,147.8161
01/01/2016 to 12/31/2016         16.306137          17.423236        117,732.7463
--------------------------       ---------          ---------        ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.840820          13.283440         51,384.8778
01/01/2008 to 12/31/2008         13.283440           8.154618         58,514.7851
01/01/2009 to 12/31/2009          8.154618          10.482478        144,990.5900
01/01/2010 to 12/31/2010         10.482478          11.961823        147,782.5103
01/01/2011 to 12/31/2011         11.961823          11.361618        132,163.2649
01/01/2012 to 12/31/2012         11.361618          12.990064        149,550.5851
01/01/2013 to 12/31/2013         12.990064          16.161288        170,188.1340
01/01/2014 to 04/25/2014         16.161288          16.106142              0.0000
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           7.043344          1,332.1005
01/01/2009 to 12/31/2009          7.043344           8.946319         36,587.2400
01/01/2010 to 12/31/2010          8.946319           9.727645         43,577.1330
01/01/2011 to 12/31/2011          9.727645           9.442644         41,594.2768
01/01/2012 to 12/31/2012          9.442644          10.833714         32,700.0339
01/01/2013 to 04/26/2013         10.833714          11.670488              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         46.551863          47.887428         30,360.5407
01/01/2008 to 12/31/2008         47.887428          36.740777         32,956.3277
01/01/2009 to 12/31/2009         36.740777          42.947223         30,464.2700
01/01/2010 to 12/31/2010         42.947223          46.592880         21,466.0017
01/01/2011 to 12/31/2011         46.592880          47.032172         19,626.8442
01/01/2012 to 12/31/2012         47.032172          51.723162         18,724.1191
01/01/2013 to 12/31/2013         51.723162          60.662824         16,054.7183
01/01/2014 to 12/31/2014         60.662824          64.952354         15,650.4832
01/01/2015 to 12/31/2015         64.952354          63.921158         13,825.3671
01/01/2016 to 12/31/2016         63.921158          68.794318         13,073.6014
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.298179          11.381497          2,293.4693
01/01/2009 to 12/31/2009         11.381497          13.560656         20,177.7200
01/01/2010 to 12/31/2010         13.560656          14.896873         22,596.0229
01/01/2011 to 12/31/2011         14.896873          14.813602         21,218.2047
01/01/2012 to 12/31/2012         14.813602          17.024407         20,803.7502
01/01/2013 to 12/31/2013         17.024407          22.773818         48,817.6482
01/01/2014 to 12/31/2014         22.773818          24.878829         45,249.6274
01/01/2015 to 12/31/2015         24.878829          24.492472         41,871.1207
01/01/2016 to 12/31/2016         24.492472          27.611471         39,171.5721
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998685           6.609256          1,658.5627
01/01/2009 to 12/31/2009          6.609256           8.155468         53,368.7500
01/01/2010 to 12/31/2010          8.155468           8.946498         64,949.9812
01/01/2011 to 12/31/2011          8.946498           8.791662         67,153.6324
01/01/2012 to 12/31/2012          8.791662           9.895061         56,606.6357
01/01/2013 to 04/26/2013          9.895061          10.846040              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.593832          25.751668          3,143.2858
01/01/2014 to 12/31/2014         25.751668          25.368059          3,170.5756
01/01/2015 to 12/31/2015         25.368059          25.160709          3,017.3622
01/01/2016 to 12/31/2016         25.160709          29.433507          2,759.2811
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         18.366571          19.980101              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.114501          13.390526              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.873505          15.879600         17,644.9013
01/01/2008 to 12/31/2008         15.879600           9.680404         10,446.0875
01/01/2009 to 12/31/2009          9.680404          13.081160          8,369.5400
01/01/2010 to 12/31/2010         13.081160          15.879773          5,528.5216
01/01/2011 to 12/31/2011         15.879773          14.862903          5,953.6695
01/01/2012 to 12/31/2012         14.862903          15.460907          4,370.7264
01/01/2013 to 04/26/2013         15.460907          16.774540              0.0000
--------------------------       ---------          ---------         -----------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.958558          18.895715              0.0000
01/01/2011 to 12/31/2011         18.895715          15.557500              0.0000
01/01/2012 to 12/31/2012         15.557500          15.767270              0.0000
01/01/2013 to 12/31/2013         15.767270          17.254725              0.0000
01/01/2014 to 12/31/2014         17.254725          13.839697              0.0000
01/01/2015 to 12/31/2015         13.839697           9.195036              0.0000
01/01/2016 to 12/31/2016          9.195036          13.059328              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.958764          34.264323          2,048.0373
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         19.315557          20.352363          1,611.0852
01/01/2008 to 12/31/2008         20.352363          17.948899          1,423.7011
01/01/2009 to 12/31/2009         17.948899          23.602892          3,447.9100
01/01/2010 to 12/31/2010         23.602892          26.160908          3,819.6958
01/01/2011 to 12/31/2011         26.160908          26.787678          3,778.1265
01/01/2012 to 12/31/2012         26.787678          29.543252          3,494.7251
01/01/2013 to 12/31/2013         29.543252          29.641773          2,354.1194
01/01/2014 to 12/31/2014         29.641773          30.630669          2,204.6390
01/01/2015 to 12/31/2015         30.630669          29.873175          2,205.9057
01/01/2016 to 04/29/2016         29.873175          30.661511              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.310209          32.518608         22,867.0897
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.269014          17.345236              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.705167          19.691361         82,558.3545
01/01/2008 to 12/31/2008         19.691361          15.836422         84,365.3246
01/01/2009 to 12/31/2009         15.836422          21.401572         64,982.9800
01/01/2010 to 12/31/2010         21.401572          23.888123         46,905.4734
01/01/2011 to 12/31/2011         23.888123          24.656279         44,397.5325
01/01/2012 to 12/31/2012         24.656279          27.514705         38,213.8043
01/01/2013 to 12/31/2013         27.514705          29.355720         32,042.3251
01/01/2014 to 12/31/2014         29.355720          30.406233         28,861.6728
01/01/2015 to 12/31/2015         30.406233          29.390287         25,938.5470
01/01/2016 to 04/29/2016         29.390287          30.303475              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007      16.286029          16.603694          51,848.6882
01/01/2008 to 12/31/2008      16.603694          11.296214          57,198.2302
01/01/2009 to 12/31/2009      11.296214          14.225315          38,336.4000
01/01/2010 to 12/31/2010      14.225315          15.827642          27,160.7844
01/01/2011 to 12/31/2011      15.827642          15.939739          25,870.0637
01/01/2012 to 12/31/2012      15.939739          18.788864          24,064.0580
01/01/2013 to 12/31/2013      18.788864          24.582709          20,323.4342
01/01/2014 to 12/31/2014      24.582709          27.364652          19,665.5087
01/01/2015 to 12/31/2015      27.364652          26.215536          18,335.3406
01/01/2016 to 12/31/2016      26.215536          29.436995          17,324.6718

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2007 to 12/31/2007          18.334680          20.764665             0.0000
01/01/2008 to 12/31/2008          20.764665          12.229038             0.0000
01/01/2009 to 12/31/2009          12.229038          16.333429             0.0000
01/01/2010 to 12/31/2010          16.333429          18.205591             0.0000
01/01/2011 to 12/31/2011          18.205591          16.767759             0.0000
01/01/2012 to 12/31/2012          16.767759          19.130349             0.0000
01/01/2013 to 12/31/2013          19.130349          22.484920             0.0000
01/01/2014 to 12/31/2014          22.484920          22.279193             0.0000
01/01/2015 to 12/31/2015          22.279193          21.486836             0.0000
01/01/2016 to 12/31/2016          21.486836          21.124090             0.0000
--------------------------        ---------          ---------             ------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007          26.275659          29.800481         6,802.6683
01/01/2008 to 12/31/2008          29.800481          18.131294         5,273.4841
01/01/2009 to 12/31/2009          18.131294          25.481139        10,328.7800
01/01/2010 to 12/31/2010          25.481139          28.120620        10,452.5326
01/01/2011 to 12/31/2011          28.120620          25.304151         7,058.2237
01/01/2012 to 12/31/2012          25.304151          30.626271         6,716.1959
01/01/2013 to 12/31/2013          30.626271          39.071008         6,569.1584
01/01/2014 to 12/31/2014          39.071008          39.478221         6,226.6926
01/01/2015 to 12/31/2015          39.478221          41.692375         6,109.8012
01/01/2016 to 12/31/2016          41.692375          41.430175         3,259.6340
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          32.475658          16.456800             0.0000
01/01/2009 to 12/31/2009          16.456800          26.214597         1,276.4600
01/01/2010 to 12/31/2010          26.214597          31.692032         1,178.9783
01/01/2011 to 12/31/2011          31.692032          25.306955           687.6114
01/01/2012 to 12/31/2012          25.306955          29.533899           972.6045
01/01/2013 to 12/31/2013          29.533899          37.415278           921.6814
01/01/2014 to 12/31/2014          37.415278          37.734846           673.3515
01/01/2015 to 12/31/2015          37.734846          37.365142           650.2103
01/01/2016 to 12/31/2016          37.365142          37.675294           567.8547
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         174.995116         101.288861           134.4725
01/01/2009 to 12/31/2009         101.288861         139.454756         1,095.7300
01/01/2010 to 12/31/2010         139.454756         163.451454         1,111.6823
01/01/2011 to 12/31/2011         163.451454         154.521164           470.9974
01/01/2012 to 12/31/2012         154.521164         179.892442           447.8248
01/01/2013 to 12/31/2013         179.892442         231.137497           436.2170
01/01/2014 to 12/31/2014         231.137497         247.689551           375.6249
01/01/2015 to 12/31/2015         247.689551         261.388538           357.8696
01/01/2016 to 12/31/2016         261.388538         282.633492           289.9523
--------------------------       ----------         ----------        -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2007 to 12/31/2007         14.319391          16.326317       0.0000
01/01/2008 to 12/31/2008         16.326317           9.612628       0.0000
01/01/2009 to 12/31/2009          9.612628          13.009750       0.0000
01/01/2010 to 12/31/2010         13.009750          13.928351       0.0000
01/01/2011 to 12/31/2011         13.928351          12.292751       0.0000
01/01/2012 to 12/31/2012         12.292751          14.352638       0.0000
01/01/2013 to 12/31/2013         14.352638          17.430353       0.0000
01/01/2014 to 12/31/2014         17.430353          15.297602       0.0000
01/01/2015 to 12/31/2015         15.297602          14.126670       0.0000
01/01/2016 to 12/31/2016         14.126670          14.952212       0.0000
--------------------------       ---------          ---------       ------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.234754          10.594856       0.0000
01/01/2013 to 12/31/2013         10.594856          11.629492       0.0000
01/01/2014 to 12/31/2014         11.629492          12.328969       0.0000
01/01/2015 to 12/31/2015         12.328969          12.246345       0.0000
01/01/2016 to 12/31/2016         12.246345          12.529120       0.0000
--------------------------       ---------          ---------       ------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996871           1.041486       0.0000
01/01/2015 to 12/31/2015          1.041486           1.018431       0.0000
01/01/2016 to 12/31/2016          1.018431           1.025844       0.0000
--------------------------       ---------          ---------       ------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.170751          11.590582       0.0000
01/01/2013 to 12/31/2013         11.590582          11.058418       0.0000
01/01/2014 to 12/31/2014         11.058418          11.357638       0.0000
01/01/2015 to 12/31/2015         11.357638          10.142771       0.0000
01/01/2016 to 12/31/2016         10.142771          10.914385       0.0000
--------------------------       ---------          ---------       ------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.989336          10.323202       0.0000
01/01/2013 to 12/31/2013         10.323202          11.245916       0.0000
01/01/2014 to 12/31/2014         11.245916          11.763248       0.0000
01/01/2015 to 12/31/2015         11.763248          11.604502       0.0000
01/01/2016 to 12/31/2016         11.604502          11.968205       0.0000
--------------------------       ---------          ---------       ------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.700649          18.556351       0.0000
01/01/2010 to 12/31/2010         18.556351          21.216330       0.0000
01/01/2011 to 12/31/2011         21.216330          21.444536       0.0000
01/01/2012 to 12/31/2012         21.444536          24.680137       0.0000
01/01/2013 to 12/31/2013         24.680137          26.648419       0.0000
01/01/2014 to 12/31/2014         26.648419          27.184614       0.0000
01/01/2015 to 12/31/2015         27.184614          25.760405       0.0000
01/01/2016 to 12/31/2016         25.760405          28.996495       0.0000
--------------------------       ---------          ---------       ------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.248496           9.441539              0.0000
01/01/2009 to 12/31/2009          9.441539          12.563021              0.0000
01/01/2010 to 12/31/2010         12.563021          14.405370            327.8046
01/01/2011 to 12/31/2011         14.405370          13.432025            327.8046
01/01/2012 to 12/31/2012         13.432025          16.711714              0.0000
01/01/2013 to 12/31/2013         16.711714          17.089302              0.0000
01/01/2014 to 12/31/2014         17.089302          19.116151              0.0000
01/01/2015 to 12/31/2015         19.116151          18.614103              0.0000
01/01/2016 to 12/31/2016         18.614103          18.543513              0.0000
--------------------------       ---------          ---------            --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.157893           6.494396              0.0000
01/01/2012 to 12/31/2012          6.494396           7.600271              0.0000
01/01/2013 to 12/31/2013          7.600271          10.928689              0.0000
01/01/2014 to 12/31/2014         10.928689          12.832029              0.0000
01/01/2015 to 12/31/2015         12.832029          12.161112              0.0000
01/01/2016 to 12/31/2016         12.161112          12.331981              0.0000
--------------------------       ---------          ---------            --------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         11.187409          10.395132              0.0000
01/01/2008 to 12/31/2008         10.395132           4.658941              0.0000
01/01/2009 to 12/31/2009          4.658941           6.348097              0.0000
01/01/2010 to 12/31/2010          6.348097           6.729108              0.0000
01/01/2011 to 04/29/2011          6.729108           7.158628              0.0000
--------------------------       ---------          ---------            --------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010738           1.049071              0.0000
01/01/2013 to 12/31/2013          1.049071           1.055320              0.0000
01/01/2014 to 12/31/2014          1.055320           1.100374              0.0000
01/01/2015 to 12/31/2015          1.100374           1.041011              0.0000
01/01/2016 to 12/31/2016          1.041011           1.148535              0.0000
--------------------------       ---------          ---------            --------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.019041          11.573146          4,831.1309
01/01/2008 to 12/31/2008         11.573146           7.324593          4,126.5162
01/01/2009 to 12/31/2009          7.324593           9.156929          7,531.0600
01/01/2010 to 12/31/2010          9.156929          10.388542          7,764.1426
01/01/2011 to 12/31/2011         10.388542          10.109624          6,382.0304
01/01/2012 to 12/31/2012         10.109624          11.832467          6,787.6948
01/01/2013 to 12/31/2013         11.832467          15.821328          5,975.0769
01/01/2014 to 12/31/2014         15.821328          17.079824          4,361.0957
01/01/2015 to 12/31/2015         17.079824          15.860504          4,349.7258
01/01/2016 to 12/31/2016         15.860504          18.372949          4,060.0430
--------------------------       ---------          ---------          ----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         28.194571          28.009419         65,681.8927
01/01/2008 to 12/31/2008         28.009419          16.934990         54,052.8504
01/01/2009 to 12/31/2009         16.934990          21.162421         44,544.2000
01/01/2010 to 12/31/2010         21.162421          26.234880         42,580.4896
01/01/2011 to 12/31/2011         26.234880          24.951492         39,010.9458
01/01/2012 to 12/31/2012         24.951492          28.261389         34,547.6102
01/01/2013 to 12/31/2013         28.261389          36.368668         33,535.5904
01/01/2014 to 12/31/2014         36.368668          39.380455         28,553.5755
01/01/2015 to 12/31/2015         39.380455          35.398341         26,105.1394
01/01/2016 to 12/31/2016         35.398341          40.378692         25,084.5951
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.239224          17.310655              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012792           1.051120              0.0000
01/01/2013 to 12/31/2013          1.051120           1.152112              0.0000
01/01/2014 to 12/31/2014          1.152112           1.217171              0.0000
01/01/2015 to 12/31/2015          1.217171           1.212801              0.0000
01/01/2016 to 12/31/2016          1.212801           1.232505              0.0000
--------------------------        --------           --------              ------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.336785           9.897855              0.0000
01/01/2009 to 12/31/2009          9.897855          12.587476            355.2000
01/01/2010 to 12/31/2010         12.587476          14.824062            355.2042
01/01/2011 to 12/31/2011         14.824062          13.123348            461.9284
01/01/2012 to 12/31/2012         13.123348          14.949948            222.3797
01/01/2013 to 12/31/2013         14.949948          19.621975            222.3797
01/01/2014 to 12/31/2014         19.621975          20.225312            222.3797
01/01/2015 to 12/31/2015         20.225312          18.489347            222.3797
01/01/2016 to 12/31/2016         18.489347          23.830239            222.3797
--------------------------       ---------          ---------            --------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         13.534060           6.214502              0.0000
01/01/2009 to 12/31/2009          6.214502          10.368809          1,352.8400
01/01/2010 to 12/31/2010         10.368809          12.662499            854.5379
01/01/2011 to 12/31/2011         12.662499          10.166471              0.0000
01/01/2012 to 12/31/2012         10.166471          11.936633              0.0000
01/01/2013 to 12/31/2013         11.936633          11.201168              0.0000
01/01/2014 to 12/31/2014         11.201168          10.340672              0.0000
01/01/2015 to 12/31/2015         10.340672           8.801610              0.0000
01/01/2016 to 12/31/2016          8.801610           9.692061              0.0000
--------------------------       ---------          ---------          ----------

MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY AIM VARIABLE INSURANCE
FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-
 ACCOUNT (SERIES I))
01/01/2007 to 04/27/2007         12.709570          13.575155              0.0000
--------------------------       ---------          ---------          ----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.988288           9.776930            657.0767
01/01/2012 to 12/31/2012          9.776930          10.079472            652.1147
01/01/2013 to 12/31/2013         10.079472          10.069806            652.1147
01/01/2014 to 12/31/2014         10.069806          10.049910            599.2416
01/01/2015 to 12/31/2015         10.049910           9.863289            530.1021
01/01/2016 to 12/31/2016          9.863289          10.045984              0.0000
--------------------------       ---------          ---------          ----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         11.806140          12.231559              0.0000
01/01/2011 to 12/31/2011         12.231559          12.039964              0.0000
01/01/2012 to 12/31/2012         12.039964          13.588400              0.0000
01/01/2013 to 12/31/2013         13.588400          13.558824              0.0000
01/01/2014 to 12/31/2014         13.558824          13.543125              0.0000
01/01/2015 to 12/31/2015         13.543125          12.818529              0.0000
01/01/2016 to 12/31/2016         12.818529          12.770016              0.0000
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY WMC LARGE CAP
RESEARCH SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009          7.200629           8.628000              0.0000
01/01/2010 to 12/31/2010          8.628000           9.574461              0.0000
01/01/2011 to 12/31/2011          9.574461           9.472340              0.0000
01/01/2012 to 12/31/2012          9.472340          10.600206              0.0000
01/01/2013 to 12/31/2013         10.600206          14.046202              0.0000
01/01/2014 to 12/31/2014         14.046202          15.732520              0.0000
01/01/2015 to 12/31/2015         15.732520          16.222348              0.0000
01/01/2016 to 12/31/2016         16.222348          17.333093              0.0000
--------------------------       ---------          ---------              ------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.084794          13.294408              0.0000
01/01/2008 to 12/31/2008         13.294408           7.770474              0.0000
01/01/2009 to 12/31/2009          7.770474          10.179211              0.0000
01/01/2010 to 12/31/2010         10.179211          11.711649              0.0000
01/01/2011 to 12/31/2011         11.711649          10.898409              0.0000
01/01/2012 to 12/31/2012         10.898409          12.564185              0.0000
01/01/2013 to 12/31/2013         12.564185          16.069414              0.0000
01/01/2014 to 12/31/2014         16.069414          16.677357              0.0000
01/01/2015 to 12/31/2015         16.677357          16.139443              0.0000
01/01/2016 to 12/31/2016         16.139443          17.370000              0.0000
--------------------------       ---------          ---------              ------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.016325          10.491576              0.0000
01/01/2013 to 12/31/2013         10.491576          11.849303              0.0000
01/01/2014 to 12/31/2014         11.849303          12.831162              0.0000
01/01/2015 to 12/31/2015         12.831162          12.153812              0.0000
01/01/2016 to 12/31/2016         12.153812          13.006866              0.0000
--------------------------       ---------          ---------              ------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987661           1.013952              0.0000
01/01/2013 to 12/31/2013          1.013952           1.130974              0.0000
01/01/2014 to 12/31/2014          1.130974           1.220363              0.0000
01/01/2015 to 12/31/2015          1.220363           1.190599              0.0000
01/01/2016 to 12/31/2016          1.190599           1.227091              0.0000
--------------------------       ---------          ---------              ------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         16.146190          18.063774         24,642.2724
01/01/2008 to 12/31/2008         18.063774          10.281316         16,585.5100
01/01/2009 to 12/31/2009         10.281316          13.358697         13,071.5400
01/01/2010 to 12/31/2010         13.358697          14.697412         13,904.3368
01/01/2011 to 12/31/2011         14.697412          12.960029         14,482.5408
01/01/2012 to 12/31/2012         12.960029          14.936541         13,070.2243
01/01/2013 to 12/31/2013         14.936541          17.591669         12,802.1872
01/01/2014 to 12/31/2014         17.591669          16.165797         12,511.4266
01/01/2015 to 12/31/2015         16.165797          15.681799         12,260.7632
01/01/2016 to 12/31/2016         15.681799          15.351435          9,066.4656
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT
(CLASS B) AND BEFORE THAT LORD
 ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.841087          13.219532         59,936.7695
01/01/2008 to 12/31/2008         13.219532           6.951387         50,584.7610
01/01/2009 to 12/31/2009          6.951387          10.796795         45,422.8700
01/01/2010 to 12/31/2010         10.796795          14.084058         42,822.0445
01/01/2011 to 12/31/2011         14.084058          12.946656         40,470.3490
01/01/2012 to 12/31/2012         12.946656          13.971705         37,494.5478
01/01/2013 to 12/31/2013         13.971705          19.182749         36,878.0648
01/01/2014 to 12/31/2014         19.182749          19.136593         27,630.9302
01/01/2015 to 12/31/2015         19.136593          17.949645         23,906.6864
01/01/2016 to 12/31/2016         17.949645          16.226947         23,512.3465
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.591226          20.558001            541.2908
01/01/2008 to 12/31/2008         20.558001          12.067813            541.2908
01/01/2009 to 12/31/2009         12.067813          16.661410            540.9700
01/01/2010 to 12/31/2010         16.661410          19.075241            846.0598
01/01/2011 to 12/31/2011         19.075241          17.255312            845.9668
01/01/2012 to 12/31/2012         17.255312          20.648157            970.5223
01/01/2013 to 12/31/2013         20.648157          25.920568          3,283.7369
01/01/2014 to 12/31/2014         25.920568          26.146981          2,766.7410
01/01/2015 to 12/31/2015         26.146981          26.838437          2,634.6560
01/01/2016 to 12/31/2016         26.838437          26.566278          2,513.2244
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2007 to 12/31/2007         20.175455          20.391112          4,984.8625
01/01/2008 to 12/31/2008         20.391112          11.614198          3,387.2781
01/01/2009 to 12/31/2009         11.614198          15.037439          3,189.9800
01/01/2010 to 12/31/2010         15.037439          15.948823          3,120.2901
01/01/2011 to 04/29/2011         15.948823          17.802777              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           6.576081             72.6008
01/01/2009 to 12/31/2009          6.576081           8.612916              0.0000
01/01/2010 to 12/31/2010          8.612916           9.157409              0.0000
01/01/2011 to 12/31/2011          9.157409           8.420143          5,150.7936
01/01/2012 to 12/31/2012          8.420143          10.162176          4,891.9119
01/01/2013 to 04/26/2013         10.162176          10.808610              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999829           1.036661              0.0000
01/01/2015 to 12/31/2015          1.036661           0.967712              0.0000
01/01/2016 to 12/31/2016          0.967712           1.061994              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.826926          13.094531              0.0000
01/01/2010 to 12/31/2010         13.094531          13.935551            301.0777
01/01/2011 to 12/31/2011         13.935551          15.296196            301.0777
01/01/2012 to 12/31/2012         15.296196          16.484567          1,523.0160
01/01/2013 to 12/31/2013         16.484567          14.769826          1,900.0529
01/01/2014 to 12/31/2014         14.769826          15.008360              0.0000
01/01/2015 to 12/31/2015         15.008360          14.360973              0.0000
01/01/2016 to 12/31/2016         14.360973          14.889428              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.677501          13.466206         25,179.5324
01/01/2008 to 12/31/2008         13.466206          13.352976         13,834.8347
01/01/2009 to 12/31/2009         13.352976          15.564587         19,206.0900
01/01/2010 to 12/31/2010         15.564587          16.627178         18,390.2827
01/01/2011 to 12/31/2011         16.627178          16.941658         19,055.2016
01/01/2012 to 12/31/2012         16.941658          18.281175         14,985.5847
01/01/2013 to 12/31/2013         18.281175          17.708284         14,953.0674
01/01/2014 to 12/31/2014         17.708284          18.221390         13,503.5762
01/01/2015 to 12/31/2015         18.221390          17.995955         12,912.1606
01/01/2016 to 12/31/2016         17.995955          18.236214         11,775.1348
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.788866          10.966715              0.0000
01/01/2013 to 12/31/2013         10.966715          10.341008              0.0000
01/01/2014 to 12/31/2014         10.341008          10.984268              0.0000
01/01/2015 to 12/31/2015         10.984268          10.894477              0.0000
01/01/2016 to 12/31/2016         10.894477          10.900872              0.0000
--------------------------       ---------          ---------         -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.216514          10.764514              0.0000
01/01/2014 to 12/31/2014         10.764514          11.549405              0.0000
01/01/2015 to 12/31/2015         11.549405          11.263214              0.0000
01/01/2016 to 12/31/2016         11.263214          11.631173              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010771           1.069251              0.0000
01/01/2013 to 12/31/2013          1.069251           1.162736              0.0000
01/01/2014 to 12/31/2014          1.162736           1.237160              0.0000
01/01/2015 to 12/31/2015          1.237160           1.211052              0.0000
01/01/2016 to 12/31/2016          1.211052           1.263620              0.0000
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.853202          10.623130              0.0000
01/01/2010 to 12/31/2010         10.623130          11.775216              0.0000
01/01/2011 to 12/31/2011         11.775216          11.752635              0.0000
01/01/2012 to 12/31/2012         11.752635          13.096730              0.0000
01/01/2013 to 12/31/2013         13.096730          14.606605              0.0000
01/01/2014 to 12/31/2014         14.606605          15.263532              0.0000
01/01/2015 to 12/31/2015         15.263532          14.778004              0.0000
01/01/2016 to 12/31/2016         14.778004          15.438578              0.0000
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.149721          10.067774              0.0000
01/01/2010 to 12/31/2010         10.067774          11.350044              0.0000
01/01/2011 to 12/31/2011         11.350044          10.970687              0.0000
01/01/2012 to 12/31/2012         10.970687          12.462292              0.0000
01/01/2013 to 12/31/2013         12.462292          14.531751              0.0000
01/01/2014 to 12/31/2014         14.531751          15.123188              0.0000
01/01/2015 to 12/31/2015         15.123188          14.590171              0.0000
01/01/2016 to 12/31/2016         14.590171          15.400183              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2007 to 12/31/2007         58.810228          60.406739            181.3590
01/01/2008 to 12/31/2008         60.406739          38.063919            179.8534
01/01/2009 to 12/31/2009         38.063919          44.610827            131.5800
01/01/2010 to 12/31/2010         44.610827          51.690773             69.0858
01/01/2011 to 12/31/2011         51.690773          49.126490             54.8103
01/01/2012 to 12/31/2012         49.126490          57.377608             54.6627
01/01/2013 to 12/31/2013         57.377608          75.982209             21.8892
01/01/2014 to 12/31/2014         75.982209          85.217857             21.8066
01/01/2015 to 12/31/2015         85.217857          81.371498             21.7239
01/01/2016 to 12/31/2016         81.371498          93.382153             21.6345
--------------------------       ---------          ---------            --------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         57.157006          58.543777         55,670.3474
01/01/2008 to 12/31/2008         58.543777          36.810057         44,339.2411
01/01/2009 to 12/31/2009         36.810057          43.039257         38,348.2600
01/01/2010 to 12/31/2010         43.039257          49.738701         37,204.0589
01/01/2011 to 12/31/2011         49.738701          47.152205         33,239.6762
01/01/2012 to 12/31/2012         47.152205          54.934917         30,576.5485
01/01/2013 to 12/31/2013         54.934917          72.576802         29,499.2579
01/01/2014 to 12/31/2014         72.576802          81.194125         24,359.8159
01/01/2015 to 12/31/2015         81.194125          77.310159         22,437.9894
01/01/2016 to 12/31/2016         77.310159          88.522870         21,670.2516
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2007 to 12/31/2007         14.715800          13.654424              0.0000
01/01/2008 to 12/31/2008         13.654424           8.266152              0.0000
01/01/2009 to 12/31/2009          8.266152          10.597166              0.0000
01/01/2010 to 04/30/2010         10.597166          11.327407              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007          8.479563           9.850612              0.0000
01/01/2008 to 12/31/2008          9.850612           5.861129              0.0000
01/01/2009 to 12/31/2009          5.861129           8.420404              0.0000
01/01/2010 to 12/31/2010          8.420404          10.617962              0.0000
01/01/2011 to 12/31/2011         10.617962          10.313564              0.0000
01/01/2012 to 12/31/2012         10.313564          11.578382              0.0000
01/01/2013 to 12/31/2013         11.578382          15.617217              0.0000
01/01/2014 to 12/31/2014         15.617217          17.393478              0.0000
01/01/2015 to 12/31/2015         17.393478          18.323761              0.0000
01/01/2016 to 12/31/2016         18.323761          19.220950              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         19.624437          21.330719          1,843.2830
01/01/2008 to 12/31/2008         21.330719          11.745533          2,117.3561
01/01/2009 to 12/31/2009         11.745533          14.138310          2,013.2500
01/01/2010 to 12/31/2010         14.138310          14.920717          1,733.1925
01/01/2011 to 12/31/2011         14.920717          11.769049          2,015.6770
01/01/2012 to 12/31/2012         11.769049          13.873038            474.8212
01/01/2013 to 12/31/2013         13.873038          15.774706            481.0086
01/01/2014 to 12/31/2014         15.774706          15.057913            515.4627
01/01/2015 to 12/31/2015         15.057913          14.548162            218.8616
01/01/2016 to 12/31/2016         14.548162          15.093099            218.8616
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
04/29/2013 to 12/31/2013         17.189571          16.490508              0.0000
01/01/2014 to 12/31/2014         16.490508          17.174818              0.0000
01/01/2015 to 12/31/2015         17.174818          16.951915              0.0000
01/01/2016 to 12/31/2016         16.951915          17.090636              0.0000
--------------------------       ---------          ---------              ------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         48.058804          50.316710            135.1774
01/01/2008 to 12/31/2008         50.316710          47.868866              0.0000
01/01/2009 to 12/31/2009         47.868866          51.615649            416.2100
01/01/2010 to 12/31/2010         51.615649          55.087697             87.9702
01/01/2011 to 12/31/2011         55.087697          57.834950             43.0178
01/01/2012 to 12/31/2012         57.834950          61.271564             38.0890
01/01/2013 to 12/31/2013         61.271564          59.900695             33.8572
01/01/2014 to 12/31/2014         59.900695          63.185057             30.0835
01/01/2015 to 12/31/2015         63.185057          62.612799             26.3623
01/01/2016 to 12/31/2016         62.612799          63.606858              0.0000
--------------------------       ---------          ---------            --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.191970          11.602925            139.0700
01/01/2010 to 12/31/2010         11.602925          13.730001             60.1585
01/01/2011 to 12/31/2011         13.730001          12.346718             41.3465
01/01/2012 to 12/31/2012         12.346718          13.944955             41.3080
01/01/2013 to 12/31/2013         13.944955          18.484367              0.0000
01/01/2014 to 12/31/2014         18.484367          19.879029              0.0000
01/01/2015 to 12/31/2015         19.879029          20.864795              0.0000
01/01/2016 to 12/31/2016         20.864795          20.623176              0.0000
--------------------------       ---------          ---------            --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
04/30/2007 to 12/31/2007         15.854780          16.601870            868.1722
01/01/2008 to 12/31/2008         16.601870           9.403807            325.9489
01/01/2009 to 05/01/2009          9.403807           8.948289              0.0000
--------------------------       ---------          ---------            --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         10.467468          10.834395              9.5922
01/01/2008 to 12/31/2008         10.834395          10.977543          1,796.2739
01/01/2009 to 12/31/2009         10.977543          10.868628          4,075.8000
01/01/2010 to 12/31/2010         10.868628          10.733614          1,822.5775
01/01/2011 to 12/31/2011         10.733614          10.600639          1,245.2756
01/01/2012 to 12/31/2012         10.600639          10.468237          1,176.5826
01/01/2013 to 12/31/2013         10.468237          10.338196          1,646.9973
01/01/2014 to 12/31/2014         10.338196          10.209771          1,149.5715
01/01/2015 to 12/31/2015         10.209771          10.082941          1,134.8341
01/01/2016 to 12/31/2016         10.082941           9.968853          1,119.2099
--------------------------       ---------          ---------          ----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         13.638565          15.002123         14,563.2818
01/01/2008 to 12/31/2008         15.002123           9.400752         14,447.2582
01/01/2009 to 12/31/2009          9.400752          12.956996         13,955.9000
01/01/2010 to 12/31/2010         12.956996          14.243832         13,117.1767
01/01/2011 to 12/31/2011         14.243832          14.098446         12,833.9991
01/01/2012 to 12/31/2012         14.098446          16.088354         10,662.3866
01/01/2013 to 12/31/2013         16.088354          21.724736         10,577.8963
01/01/2014 to 12/31/2014         21.724736          23.330735         10,458.2292
01/01/2015 to 12/31/2015         23.330735          25.469329          9,959.0682
01/01/2016 to 12/31/2016         25.469329          25.120296          9,928.5598
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007          9.239346          10.427689          2,224.0513
01/01/2008 to 12/31/2008         10.427689           5.566976            789.7356
01/01/2009 to 12/31/2009          5.566976           7.900510            950.9300
01/01/2010 to 12/31/2010          7.900510           8.535569            975.6949
01/01/2011 to 12/31/2011          8.535569           8.313373          1,306.2122
01/01/2012 to 04/27/2012          8.313373           9.357081              0.0000
--------------------------       ---------          ---------          ----------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
04/30/2007 to 12/31/2007         11.665966          11.288655          1,362.4731
01/01/2008 to 12/31/2008         11.288655           6.542826            698.8357
01/01/2009 to 12/31/2009          6.542826           8.379083              0.0000
01/01/2010 to 12/31/2010          8.379083          10.869047              0.0000
01/01/2011 to 12/31/2011         10.869047          11.028992              0.0000
01/01/2012 to 12/31/2012         11.028992          12.077797              0.0000
01/01/2013 to 12/31/2013         12.077797          17.698454              0.0000
01/01/2014 to 12/31/2014         17.698454          17.641971              0.0000
01/01/2015 to 12/31/2015         17.641971          17.671477              0.0000
01/01/2016 to 12/31/2016         17.671477          18.507321              0.0000
--------------------------       ---------          ---------          ----------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.721361          14.289556              0.0000
01/01/2010 to 12/31/2010         14.289556          17.299971              0.0000
01/01/2011 to 12/31/2011         17.299971          14.308679              0.0000
01/01/2012 to 12/31/2012         14.308679          16.659917              0.0000
01/01/2013 to 12/31/2013         16.659917          20.994338              0.0000
01/01/2014 to 12/31/2014         20.994338          19.345524              0.0000
01/01/2015 to 12/31/2015         19.345524          20.204737              0.0000
01/01/2016 to 12/31/2016         20.204737          21.116335              0.0000
--------------------------       ---------          ---------          ----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         56.279409          57.444151         10,088.8720
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
01/01/2007 to 12/31/2007         20.077826          20.819426              0.0000
01/01/2008 to 12/31/2008         20.819426          13.808812              0.0000
01/01/2009 to 12/31/2009         13.808812          16.894558         32,865.5200
01/01/2010 to 12/31/2010         16.894558          19.391395         31,823.7525
01/01/2011 to 12/31/2011         19.391395          18.280134         25,085.6166
01/01/2012 to 12/31/2012         18.280134          19.963704         22,473.6378
01/01/2013 to 12/31/2013         19.963704          26.237007         21,479.1218
01/01/2014 to 12/31/2014         26.237007          28.802113         20,923.9394
01/01/2015 to 12/31/2015         28.802113          28.462312         20,012.3447
01/01/2016 to 04/29/2016         28.462312          28.663537              0.0000
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B) AND BEFORE THAT METROPOLITAN SERIES FUND, INC. - CAPITAL GUARDIAN U.S.
EQUITY SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         12.922292          12.719709         88,882.9466
01/01/2008 to 12/31/2008         12.719709           7.485836         71,936.7219
01/01/2009 to 05/01/2009          7.485836           7.405470              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY WMC CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E))
01/01/2007 to 12/31/2007         14.701552          15.161387         35,738.0580
01/01/2008 to 12/31/2008         15.161387           9.064681         28,255.3460
01/01/2009 to 12/31/2009          9.064681          11.801324         26,338.9800
01/01/2010 to 12/31/2010         11.801324          13.032014         26,052.5390
01/01/2011 to 12/31/2011         13.032014          12.332586         12,278.4541
01/01/2012 to 12/31/2012         12.332586          13.725477         11,659.8364
01/01/2013 to 12/31/2013         13.725477          18.099772         10,108.1080
01/01/2014 to 12/31/2014         18.099772          19.742246          8,817.8407
01/01/2015 to 12/31/2015         19.742246          19.938916          8,489.7100
01/01/2016 to 12/31/2016         19.938916          21.099594          8,124.1744
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.202557          14.498625              0.0000
01/01/2015 to 12/31/2015         14.498625          14.234683              0.0000
01/01/2016 to 12/31/2016         14.234683          14.694690          4,164.2744
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.592001          15.015555              0.0000
01/01/2015 to 12/31/2015         15.015555          14.669871              0.0000
01/01/2016 to 12/31/2016         14.669871          15.369616              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.195801          11.710432              0.0000
01/01/2008 to 12/31/2008         11.710432           9.176380              0.0000
01/01/2009 to 12/31/2009          9.176380          11.138396              0.0000
01/01/2010 to 12/31/2010         11.138396          12.199339              0.0000
01/01/2011 to 12/31/2011         12.199339          12.261994              0.0000
01/01/2012 to 12/31/2012         12.261994          13.430164              0.0000
01/01/2013 to 12/31/2013         13.430164          14.467578              0.0000
01/01/2014 to 04/25/2014         14.467578          14.593500              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE MODERATE STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         11.643151          12.211421              0.0000
01/01/2008 to 12/31/2008         12.211421           8.873167              0.0000
01/01/2009 to 12/31/2009          8.873167          11.048877              0.0000
01/01/2010 to 12/31/2010         11.048877          12.264661              0.0000
01/01/2011 to 12/31/2011         12.264661          12.098465              0.0000
01/01/2012 to 12/31/2012         12.098465          13.428209              0.0000
01/01/2013 to 12/31/2013         13.428209          15.147931              0.0000
01/01/2014 to 04/25/2014         15.147931          15.222202              0.0000
--------------------------       ---------          ---------         -----------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.537658          16.109814          1,823.2136
01/01/2015 to 12/31/2015         16.109814          15.707996          1,821.4013
01/01/2016 to 12/31/2016         15.707996          16.615098          1,819.4057
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.165458          12.600103              0.0000
01/01/2008 to 12/31/2008         12.600103           8.469248              0.0002
01/01/2009 to 12/31/2009          8.469248          10.734075          7,396.0900
01/01/2010 to 12/31/2010         10.734075          12.040940          2,916.5976
01/01/2011 to 12/31/2011         12.040940          11.689184          1,829.6990
01/01/2012 to 12/31/2012         11.689184          13.151353          1,827.3213
01/01/2013 to 12/31/2013         13.151353          15.510110          1,825.1257
01/01/2014 to 04/25/2014         15.510110          15.539254              0.0000
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         16.016983          16.702606          9,286.9739
01/01/2015 to 12/31/2015         16.702606          16.215346          8,772.7337
01/01/2016 to 12/31/2016         16.215346          17.317564          8,554.3372
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2007 to 12/31/2007         12.827005          13.262478              0.0000
01/01/2008 to 12/31/2008         13.262478           8.137657              0.0000
01/01/2009 to 12/31/2009          8.137657          10.455446              0.0000
01/01/2010 to 12/31/2010         10.455446          11.925017          1,067.7116
01/01/2011 to 12/31/2011         11.925017          11.321006          7,906.1679
01/01/2012 to 12/31/2012         11.321006          12.937129          7,704.7265
01/01/2013 to 12/31/2013         12.937129          16.087388          9,479.8568
01/01/2014 to 04/25/2014         16.087388          16.029967              0.0000
--------------------------       ---------          ---------          ----------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/
 FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           7.040916              0.0000
01/01/2009 to 12/31/2009          7.040916           8.938766              0.0000
01/01/2010 to 12/31/2010          8.938766           9.714577              0.0000
01/01/2011 to 12/31/2011          9.714577           9.425253          2,753.1769
01/01/2012 to 12/31/2012          9.425253          10.808328          2,741.1819
01/01/2013 to 04/26/2013         10.808328          11.641291              0.0000
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         12.957579          13.322630         63,955.7576
01/01/2008 to 12/31/2008         13.322630          10.216420         56,463.6460
01/01/2009 to 12/31/2009         10.216420          11.936262         51,760.2800
01/01/2010 to 12/31/2010         11.936262          12.943025         50,888.3119
01/01/2011 to 12/31/2011         12.943025          13.058540         48,620.2169
01/01/2012 to 12/31/2012         13.058540          14.353784         42,577.3632
01/01/2013 to 12/31/2013         14.353784          16.826232         40,107.4676
01/01/2014 to 12/31/2014         16.826232          18.007027         35,699.8585
01/01/2015 to 12/31/2015         18.007027          17.712284         30,593.0190
01/01/2016 to 12/31/2016         17.712284          19.053088         29,876.3015
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.218669          11.322128              0.0000
01/01/2009 to 12/31/2009         11.322128          13.483174          4,187.5400
01/01/2010 to 12/31/2010         13.483174          14.804357          3,977.3217
01/01/2011 to 12/31/2011         14.804357          14.714258          5,602.8362
01/01/2012 to 12/31/2012         14.714258          16.901742          4,895.7074
01/01/2013 to 12/31/2013         16.901742          22.598433          6,273.7870
01/01/2014 to 12/31/2014         22.598433          24.674894          6,038.5877
01/01/2015 to 12/31/2015         24.674894          24.279559          5,792.9017
01/01/2016 to 12/31/2016         24.279559          27.357765          4,440.2929
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998630           6.606976          1,032.4958
01/01/2009 to 12/31/2009          6.606976           8.148579          2,193.1100
01/01/2010 to 12/31/2010          8.148579           8.934476          2,750.1684
01/01/2011 to 12/31/2011          8.934476           8.775467          4,041.6643
01/01/2012 to 12/31/2012          8.775467           9.871871          2,885.6252
01/01/2013 to 04/26/2013          9.871871          10.818903              0.0000
--------------------------        --------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.794799          20.994082          1,302.7087
01/01/2014 to 12/31/2014         20.994082          20.671002          1,274.1370
01/01/2015 to 12/31/2015         20.671002          20.491794          1,242.3162
01/01/2016 to 12/31/2016         20.491794          23.959735          1,202.5808
--------------------------       ---------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT MET/PUTNAM
 CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         20.186947          21.956823              0.0000
--------------------------       ---------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B) AND BEFORE THAT PIONEER MID-CAP
 VALUE SUB-ACCOUNT (CLASS A))
01/01/2007 to 04/27/2007         12.104219          13.376983              0.0000
--------------------------       ---------          ---------          ----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
04/30/2007 to 12/31/2007         17.823903          15.830214          1,384.4902
01/01/2008 to 12/31/2008         15.830214           9.645448          1,451.0157
01/01/2009 to 12/31/2009          9.645448          13.027408          1,473.2500
01/01/2010 to 12/31/2010         13.027408          15.806624          1,380.7217
01/01/2011 to 12/31/2011         15.806624          14.787053          1,313.0822
01/01/2012 to 12/31/2012         14.787053          15.374272          1,301.7199
01/01/2013 to 04/26/2013         15.374272          16.677893              0.0000
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.297535          15.411098          2,927.3717
01/01/2008 to 12/31/2008         15.411098           8.826725          2,921.5753
01/01/2009 to 12/31/2009          8.826725          12.468631          2,914.6100
01/01/2010 to 12/31/2010         12.468631          14.375590          2,908.9319
01/01/2011 to 12/31/2011         14.375590          14.007819          2,845.5791
01/01/2012 to 12/31/2012         14.007819          16.416171          2,845.5791
01/01/2013 to 12/31/2013         16.416171          22.497542          2,845.5791
01/01/2014 to 12/31/2014         22.497542          24.179030          2,845.5791
01/01/2015 to 12/31/2015         24.179030          26.388948          2,747.5255
01/01/2016 to 12/31/2016         26.388948          26.460333          2,747.5255
--------------------------       ---------          ---------          ----------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2007 to 12/31/2007         14.946661          16.167056            567.5293
01/01/2008 to 12/31/2008         16.167056          10.167261              0.0000
01/01/2009 to 12/31/2009         10.167261          13.920291              0.0000
01/01/2010 to 12/31/2010         13.920291          18.512706              0.0000
01/01/2011 to 12/31/2011         18.512706          18.547803              0.0000
01/01/2012 to 12/31/2012         18.547803          21.230144              0.0000
01/01/2013 to 12/31/2013         21.230144          30.227675              0.0000
01/01/2014 to 12/31/2014         30.227675          31.836293              0.0000
01/01/2015 to 12/31/2015         31.836293          32.215461              0.0000
01/01/2016 to 12/31/2016         32.215461          35.468505              0.0000
--------------------------       ---------          ---------          ----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010         15.946541          18.875228              0.0000
01/01/2011 to 12/31/2011         18.875228          15.532870              0.0000
01/01/2012 to 12/31/2012         15.532870          15.734395              0.0000
01/01/2013 to 12/31/2013         15.734395          17.210138              0.0000
01/01/2014 to 12/31/2014         17.210138          13.797019              0.0000
01/01/2015 to 12/31/2015         13.797019           9.162086              0.0000
01/01/2016 to 12/31/2016          9.162086          13.006027              0.0000
--------------------------       ---------          ---------              ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.606112          33.886468          1,219.2344
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2007 to 12/31/2007         19.195186          20.215368            785.3051
01/01/2008 to 12/31/2008         20.215368          17.819142            678.5096
01/01/2009 to 12/31/2009         17.819142          23.420559          1,119.2500
01/01/2010 to 12/31/2010         23.420559          25.945844          1,075.5463
01/01/2011 to 12/31/2011         25.945844          26.554217          1,035.2178
01/01/2012 to 12/31/2012         26.554217          29.271062          1,099.0515
01/01/2013 to 12/31/2013         29.271062          29.353992          1,278.2292
01/01/2014 to 12/31/2014         29.353992          30.318125          1,326.9167
01/01/2015 to 12/31/2015         30.318125          29.553576          1,357.3608
01/01/2016 to 04/29/2016         29.553576          30.328493              0.0000
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         30.975187          32.159995         17,983.3480
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LORD ABBETT AMERICA'S VALUE
SUB-ACCOUNT (CLASS B))
01/01/2007 to 04/27/2007         16.239224          17.310655              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2007 to 12/31/2007         18.660354          19.634314         52,611.2890
01/01/2008 to 12/31/2008         19.634314          15.782622         40,251.5366
01/01/2009 to 12/31/2009         15.782622          21.318214         36,996.1300
01/01/2010 to 12/31/2010         21.318214          23.783192         35,448.9590
01/01/2011 to 12/31/2011         23.783192          24.535735         32,153.5598
01/01/2012 to 12/31/2012         24.535735          27.366430         27,666.5334
01/01/2013 to 12/31/2013         27.366430          29.182930         26,474.7042
01/01/2014 to 12/31/2014         29.182930          30.212150         20,597.4567
01/01/2015 to 12/31/2015         30.212150          29.188085         19,360.8134
01/01/2016 to 04/29/2016         29.188085          30.090044              0.0000
--------------------------       ---------          ---------         -----------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2007 to 12/31/2007         16.273023          16.582094         23,326.3841
01/01/2008 to 12/31/2008         16.582094          11.275849         21,596.4237
01/01/2009 to 12/31/2009         11.275849          14.192571         19,785.5700
01/01/2010 to 12/31/2010         14.192571          15.783322         18,550.8073
01/01/2011 to 12/31/2011         15.783322          15.887174         17,541.0632
01/01/2012 to 12/31/2012         15.887174          18.717496         12,648.6651
01/01/2013 to 12/31/2013         18.717496          24.477100         12,514.0221
01/01/2014 to 12/31/2014         24.477100          27.233471         12,408.3258
01/01/2015 to 12/31/2015         27.233471          26.076817         11,819.8097
01/01/2016 to 12/31/2016         26.076817          29.266596         11,774.3100

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors Variable Annuity Account One and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                      AMERICAN FUNDS                                DEUTSCHE II
                                               AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                GLOBAL GROWTH         CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $       103,644,005   $        25,323,050   $        130,932,905   $           306,746
   Due from MetLife Insurance
     Company USA...........................                   --                    --                     --                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Assets........................          103,644,005            25,323,050            130,932,905               306,746
                                             -------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                   59                    69                     49                    40
   Due to MetLife Insurance
     Company USA...........................                    4                     4                      2                     2
                                             -------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                   63                    73                     51                    42
                                             -------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $       103,643,942   $        25,322,977   $        130,932,854   $           306,704
                                             ===================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $       103,643,942   $        25,322,977   $        130,879,229   $           306,704
   Net assets from contracts in payout.....                   --                    --                 53,625                    --
                                             -------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $       103,643,942   $        25,322,977   $        130,932,854   $           306,704
                                             ===================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                                                   FIDELITY VIP
                                              FIDELITY VIP            GROWTH          FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME        OPPORTUNITIES         FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         5,955,040  $            119,181  $        20,418,950   $         4,956,667
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            5,955,040               119,181           20,418,950             4,956,667
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                    11                  100                   143
   Due to MetLife Insurance
     Company USA........................                    3                    --                    2                     3
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   48                    11                  102                   146
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         5,954,992  $            119,170  $        20,418,848   $         4,956,521
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,951,121  $            119,170  $        20,367,803   $         4,935,497
   Net assets from contracts in payout..                3,871                    --               51,045                21,024
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         5,954,992  $            119,170  $        20,418,848   $         4,956,521
                                          ===================  ====================  ===================  ====================

                                                                      MIST
                                                 MIST            ALLIANZ GLOBAL         MIST AMERICAN       MIST AMERICAN
                                           AB GLOBAL DYNAMIC    INVESTORS DYNAMIC      FUNDS BALANCED       FUNDS GROWTH
                                              ALLOCATION        MULTI-ASSET PLUS         ALLOCATION          ALLOCATION
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        29,737,655  $           376,163  $       224,761,108  $       248,344,599
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           29,737,655              376,163          224,761,108          248,344,599
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  125                   41                   64                   54
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  126                   41                   64                   60
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        29,737,529  $           376,122  $       224,761,044  $       248,344,539
                                          ===================  ===================  ===================  ===================


                                                                   MIST AMERICAN
                                             MIST AMERICAN        FUNDS MODERATE
                                             FUNDS GROWTH           ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,849,750  $       107,999,017
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           30,849,750          107,999,017
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   80                   60
   Due to MetLife Insurance
     Company USA........................                    6                    2
                                          -------------------  -------------------
       Total Liabilities................                   86                   62
                                          -------------------  -------------------

NET ASSETS..............................  $        30,849,664  $       107,998,955
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,849,664  $       107,998,955
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        30,849,664  $       107,998,955
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   MIST BLACKROCK
                                              MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK     MIST CLARION GLOBAL
                                               RISK BALANCED         STRATEGIES           HIGH YIELD           REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,918,489  $        57,468,450  $        14,337,190  $        31,167,492
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            9,918,489           57,468,450           14,337,190           31,167,492
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   73                   98                  130                  180
   Due to MetLife Insurance
     Company USA..........................                    2                    3                    5                   13
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   75                  101                  135                  193
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         9,918,414  $        57,468,349  $        14,337,055  $        31,167,299
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,918,414  $        57,468,349  $        14,337,055  $        31,122,970
   Net assets from contracts in payout....                   --                   --                   --               44,329
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         9,918,414  $        57,468,349  $        14,337,055  $        31,167,299
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS         MIST INVESCO
                                             MIST CLEARBRIDGE    MIST GOLDMAN SACHS         OAKMARK           BALANCED-RISK
                                             AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        84,280,451  $        15,942,036  $        59,096,443  $        15,907,365
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           84,280,451           15,942,036           59,096,443           15,907,365
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  149                  110                   78                   85
   Due to MetLife Insurance
     Company USA..........................                    1                    7                    3                    5
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  150                  117                   81                   90
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        84,280,301  $        15,941,919  $        59,096,362  $        15,907,275
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        84,207,519  $        15,930,577  $        59,055,580  $        15,907,275
   Net assets from contracts in payout....               72,782               11,342               40,782                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        84,280,301  $        15,941,919  $        59,096,362  $        15,907,275
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO          MIST INVESCO
                                                 COMSTOCK            MID CAP VALUE
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       114,185,491  $       167,288,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          114,185,491          167,288,616
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  135                  173
   Due to MetLife Insurance
     Company USA..........................                    1                    4
                                            -------------------  -------------------
       Total Liabilities..................                  136                  177
                                            -------------------  -------------------

NET ASSETS................................  $       114,185,355  $       167,288,439
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       113,436,331  $       166,289,258
   Net assets from contracts in payout....              749,024              999,181
                                            -------------------  -------------------
       Total Net Assets...................  $       114,185,355  $       167,288,439
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MIST JPMORGAN
                                                MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE        MIST JPMORGAN
                                              SMALL CAP GROWTH        CORE BOND           ALLOCATION         SMALL CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        47,404,698  $        12,983,442  $        14,777,348  $         9,191,846
   Due from MetLife Insurance
     Company USA..........................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           47,404,700           12,983,442           14,777,348            9,191,846
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  115                   93                   94                   92
   Due to MetLife Insurance
     Company USA..........................                   --                    5                    1                    7
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  115                   98                   95                   99
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        47,404,585  $        12,983,344  $        14,777,253  $         9,191,747
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        47,348,263  $        12,983,344  $        14,777,253  $         9,188,085
   Net assets from contracts in payout....               56,322                   --                   --                3,662
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        47,404,585  $        12,983,344  $        14,777,253  $         9,191,747
                                            ===================  ===================  ===================  ===================

                                                                  MIST MET/ABERDEEN                          MIST MET/FRANKLIN
                                             MIST LOOMIS SAYLES   EMERGING MARKETS       MIST MET/EATON     LOW DURATION TOTAL
                                               GLOBAL MARKETS          EQUITY          VANCE FLOATING RATE        RETURN
                                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,273,488  $        38,793,872  $         3,446,456   $        30,301,086
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           11,273,488           38,793,872            3,446,456            30,301,086
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                  139                   93                   112
   Due to MetLife Insurance
     Company USA..........................                    1                    2                    5                     3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   82                  141                   98                   115
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        11,273,406  $        38,793,731  $         3,446,358   $        30,300,971
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,273,406  $        38,655,934  $         3,446,358   $        30,300,971
   Net assets from contracts in payout....                   --              137,797                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        11,273,406  $        38,793,731  $         3,446,358   $        30,300,971
                                            ===================  ===================  ====================  ===================


                                            MIST MET/TEMPLETON   MIST MET/WELLINGTON
                                            INTERNATIONAL BOND   LARGE CAP RESEARCH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,730,923  $        7,818,410
   Due from MetLife Insurance
     Company USA..........................                   --                  --
                                            -------------------  -------------------
       Total Assets.......................            4,730,923           7,818,410
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   55                  54
   Due to MetLife Insurance
     Company USA..........................                    2                   1
                                            -------------------  -------------------
       Total Liabilities..................                   57                  55
                                            -------------------  -------------------

NET ASSETS................................  $         4,730,866  $        7,818,355
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,730,866  $        7,818,355
   Net assets from contracts in payout....                   --                  --
                                            -------------------  -------------------
       Total Net Assets...................  $         4,730,866  $        7,818,355
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                           MIST METLIFE
                                                MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                            ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       154,829,253   $       124,545,307  $         5,881,802  $        48,205,905
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................          154,829,253           124,545,307            5,881,802           48,205,905
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   61                   112                   74                  139
   Due to MetLife Insurance
     Company USA..........................                    4                     1                    2                    7
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   65                   113                   76                  146
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       154,829,188   $       124,545,194  $         5,881,726  $        48,205,759
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       154,823,046   $       124,498,109  $         5,881,726  $        48,156,030
   Net assets from contracts in payout....                6,142                47,085                   --               49,729
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       154,829,188   $       124,545,194  $         5,881,726  $        48,205,759
                                            ====================  ===================  ===================  ===================

                                                                                                              MIST PANAGORA
                                             MIST MFS RESEARCH   MIST MORGAN STANLEY   MIST OPPENHEIMER    GLOBAL DIVERSIFIED
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY            RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        98,662,233  $        48,634,492  $       41,464,969  $         1,083,342
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           98,662,233           48,634,492          41,464,969            1,083,342
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  236                  119                 127                   48
   Due to MetLife Insurance
     Company USA..........................                    2                    3                   3                    2
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                  238                  122                 130                   50
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        98,661,995  $        48,634,370  $       41,464,839  $         1,083,292
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        98,360,678  $        48,514,473  $       41,396,324  $         1,083,292
   Net assets from contracts in payout....              301,317              119,897              68,515                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        98,661,995  $        48,634,370  $       41,464,839  $         1,083,292
                                            ===================  ===================  ==================  ===================

                                                 MIST PIMCO
                                             INFLATION PROTECTED       MIST PIMCO
                                                    BOND              TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        80,538,643   $       382,284,560
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................           80,538,643           382,284,560
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  148                   148
   Due to MetLife Insurance
     Company USA..........................                    4                     4
                                            --------------------  -------------------
       Total Liabilities..................                  152                   152
                                            --------------------  -------------------

NET ASSETS................................  $        80,538,491   $       382,284,408
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        80,483,814   $       381,598,678
   Net assets from contracts in payout....               54,677               685,730
                                            --------------------  -------------------
       Total Net Assets...................  $        80,538,491   $       382,284,408
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                        MIST SCHRODERS
                                               MIST PYRAMIS         MIST PYRAMIS            GLOBAL         MIST SSGA GROWTH
                                             GOVERNMENT INCOME      MANAGED RISK          MULTI-ASSET       AND INCOME ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,762,997  $        7,288,827  $         7,548,658  $       136,702,603
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            5,762,997           7,288,827            7,548,658          136,702,603
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   95                  53                   84                   78
   Due to MetLife Insurance
     Company USA..........................                    3                   3                    4                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   98                  56                   88                   79
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
   Net assets from contracts in payout....                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         5,762,899  $        7,288,771  $         7,548,570  $       136,702,524
                                            ===================  ==================  ===================  ===================


                                                  MIST SSGA      MIST T. ROWE PRICE   MIST T. ROWE PRICE   MSF BAILLIE GIFFORD
                                                 GROWTH ETF        LARGE CAP VALUE      MID CAP GROWTH     INTERNATIONAL STOCK
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  --------------------
ASSETS:
   Investments at fair value..............  $        45,313,810  $       544,732,333  $       71,915,817  $        14,917,202
   Due from MetLife Insurance
     Company USA..........................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  --------------------
       Total Assets.......................           45,313,810          544,732,333          71,915,817           14,917,202
                                            -------------------  -------------------  ------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   96                  149                 132                  104
   Due to MetLife Insurance
     Company USA..........................                    6                    4                   2                    4
                                            -------------------  -------------------  ------------------  --------------------
       Total Liabilities..................                  102                  153                 134                  108
                                            -------------------  -------------------  ------------------  --------------------

NET ASSETS................................  $        45,313,708  $       544,732,180  $       71,915,683  $        14,917,094
                                            ===================  ===================  ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,313,708  $       539,829,531  $       71,878,905  $        14,917,094
   Net assets from contracts in payout....                   --            4,902,649              36,778                   --
                                            -------------------  -------------------  ------------------  --------------------
       Total Net Assets...................  $        45,313,708  $       544,732,180  $       71,915,683  $        14,917,094
                                            ===================  ===================  ==================  ====================


                                                MSF BARCLAYS         MSF BLACKROCK
                                            AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $         6,014,042   $        93,361,612
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  -------------------
       Total Assets.......................            6,014,042            93,361,612
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   87                   125
   Due to MetLife Insurance
     Company USA..........................                    6                     2
                                            --------------------  -------------------
       Total Liabilities..................                   93                   127
                                            --------------------  -------------------

NET ASSETS................................  $         6,013,949   $        93,361,485
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         6,013,949   $        93,308,730
   Net assets from contracts in payout....                   --                52,755
                                            --------------------  -------------------
       Total Net Assets...................  $         6,013,949   $        93,361,485
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                     MSF BLACKROCK
                                                MSF BLACKROCK      ULTRA-SHORT TERM       MSF FRONTIER         MSF JENNISON
                                            CAPITAL APPRECIATION         BOND            MID CAP GROWTH           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $         9,658,480  $        66,180,779  $         7,999,294  $       114,787,744
   Due from MetLife Insurance
     Company USA..........................                    --                   --                    2                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................             9,658,480           66,180,779            7,999,296          114,787,744
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    73                  117                  152                  169
   Due to MetLife Insurance
     Company USA..........................                     7                    3                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    80                  120                  152                  169
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $         9,658,400  $        66,180,659  $         7,999,144  $       114,787,575
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,651,641  $        65,460,708  $         7,986,865  $       114,526,369
   Net assets from contracts in payout....                 6,759              719,951               12,279              261,206
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $         9,658,400  $        66,180,659  $         7,999,144  $       114,787,575
                                            ====================  ===================  ===================  ===================

                                                                                       MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                             MSF LOOMIS SAYLES     MSF MET/ARTISAN     INTERNATIONAL SMALL       CORE EQUITY
                                             SMALL CAP GROWTH       MID CAP VALUE            COMPANY            OPPORTUNITIES
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        14,417,275  $        35,206,082  $         4,598,310   $       254,395,932
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           14,417,275           35,206,083            4,598,310           254,395,932
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   89                  114                  142                   379
   Due to MetLife Insurance
     Company USA..........................                    3                   --                    6                    19
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   92                  114                  148                   398
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        14,417,183  $        35,205,969  $         4,598,162   $       254,395,534
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        14,407,901  $        35,157,722  $         4,598,162   $       253,381,666
   Net assets from contracts in payout....                9,282               48,247                   --             1,013,868
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        14,417,183  $        35,205,969  $         4,598,162   $       254,395,534
                                            ===================  ===================  ====================  ===================


                                                 MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,944,050   $     1,052,085,148
   Due from MetLife Insurance
     Company USA..........................                   --                    --
                                            --------------------  --------------------
       Total Assets.......................           13,944,050         1,052,085,148
                                            --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   53                    69
   Due to MetLife Insurance
     Company USA..........................                    1                     2
                                            --------------------  --------------------
       Total Liabilities..................                   54                    71
                                            --------------------  --------------------

NET ASSETS................................  $        13,943,996   $     1,052,085,077
                                            ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,943,996   $     1,051,935,347
   Net assets from contracts in payout....                   --               149,730
                                            --------------------  --------------------
       Total Net Assets...................  $        13,943,996   $     1,052,085,077
                                            ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                MSF METLIFE          MSF METLIFE          MSF METLIFE           MSF METLIFE
                                            ASSET ALLOCATION 60  ASSET ALLOCATION 80  MID CAP STOCK INDEX       STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     2,346,890,828  $     1,542,949,234  $        5,972,514   $        48,567,377
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   1                    --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................        2,346,890,828        1,542,949,234           5,972,515            48,567,377
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   60                  66                    56
   Due to MetLife Insurance
     Company USA..........................                    2                    2                  --                     2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   64                   62                  66                    58
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $     2,346,890,764  $     1,542,949,172  $        5,972,449   $        48,567,319
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     2,346,302,339  $     1,542,105,517  $        5,972,449   $        48,567,319
   Net assets from contracts in payout....              588,425              843,655                  --                    --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $     2,346,890,764  $     1,542,949,172  $        5,972,449   $        48,567,319
                                            ===================  ===================  ===================  ===================

                                                  MSF MFS                                  MSF MSCI          MSF NEUBERGER
                                               TOTAL RETURN         MSF MFS VALUE         EAFE INDEX        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       88,274,403  $       178,751,580  $         2,494,082  $        42,776,849
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          88,274,403          178,751,580            2,494,082           42,776,849
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 104                  154                   60                  163
   Due to MetLife Insurance
     Company USA..........................                   3                    2                    3                    5
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 107                  156                   63                  168
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       88,274,296  $       178,751,424  $         2,494,019  $        42,776,681
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       88,089,620  $       178,675,328  $         2,494,019  $        42,694,427
   Net assets from contracts in payout....             184,676               76,096                   --               82,254
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       88,274,296  $       178,751,424  $         2,494,019  $        42,776,681
                                            ==================  ===================  ===================  ===================

                                             MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                   INDEX          LARGE CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        5,271,044  $        59,328,323
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           5,271,044           59,328,323
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  82                  137
   Due to MetLife Insurance
     Company USA..........................                   1                    3
                                            ------------------  -------------------
       Total Liabilities..................                  83                  140
                                            ------------------  -------------------

NET ASSETS................................  $        5,270,961  $        59,328,183
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        5,270,961  $        59,115,154
   Net assets from contracts in payout....                  --              213,029
                                            ------------------  -------------------
       Total Net Assets...................  $        5,270,961  $        59,328,183
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                        MSF WESTERN ASSET     MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC       MANAGEMENT
                                              SMALL CAP GROWTH     NATURAL RESOURCES   BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        13,280,028  $         3,944,539  $       196,877,775   $         4,704,728
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   55                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           13,280,028            3,944,539          196,877,830             4,704,728
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  104                   50                  343                    93
   Due to MetLife Insurance
     Company USA..........................                    3                   --                   --                     4
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                  107                   50                  343                    97
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        13,279,921  $         3,944,489  $       196,877,487   $         4,704,631
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,277,160  $         3,944,489  $       195,815,659   $         4,677,056
   Net assets from contracts in payout....                2,761                   --            1,061,828                27,575
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        13,279,921  $         3,944,489  $       196,877,487   $         4,704,631
                                            ===================  ===================  ====================  ===================


                                                 PIMCO VIT            PIMCO VIT            PUTNAM VT            PUTNAM VT
                                                HIGH YIELD          LOW DURATION         EQUITY INCOME      MULTI-CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,415,632  $         8,295,625  $        20,896,170  $         1,920,570
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            5,415,632            8,295,625           20,896,170            1,920,570
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   51                   47                  111                   33
   Due to MetLife Insurance
     Company USA..........................                    1                    1                    5                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   52                   48                  116                   36
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         5,415,580  $         8,295,577  $        20,896,054  $         1,920,534
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,410,177  $         8,295,577  $        20,825,732  $         1,884,209
   Net assets from contracts in payout....                5,403                   --               70,322               36,325
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         5,415,580  $         8,295,577  $        20,896,054  $         1,920,534
                                            ===================  ===================  ===================  ===================


                                            RUSSELL AGGRESSIVE
                                                  EQUITY          RUSSELL CORE BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,316,194  $         5,317,699
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            1,316,194            5,317,699
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   10                   15
   Due to MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   10                   15
                                            -------------------  -------------------

NET ASSETS................................  $         1,316,184  $         5,317,684
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,314,528  $         5,315,032
   Net assets from contracts in payout....                1,656                2,652
                                            -------------------  -------------------
       Total Net Assets...................  $         1,316,184  $         5,317,684
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                 RUSSELL GLOBAL REAL     RUSSELL MULTI-STYLE
                                                                  ESTATE SECURITIES            EQUITY             RUSSELL NON-U.S.
                                                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                                --------------------    --------------------    --------------------
ASSETS:
   Investments at fair value.................................   $            542,717    $          7,061,260    $          2,506,311
   Due from MetLife Insurance
     Company USA.............................................                      1                      --                       1
                                                                --------------------    --------------------    --------------------
        Total Assets.........................................                542,718               7,061,260               2,506,312
                                                                --------------------    --------------------    --------------------
LIABILITIES:
   Accrued fees..............................................                      2                       7                       3
   Due to MetLife Insurance
     Company USA.............................................                     --                      --                      --
                                                                --------------------    --------------------    --------------------
        Total Liabilities....................................                      2                       7                       3
                                                                --------------------    --------------------    --------------------

NET ASSETS...................................................   $            542,716    $          7,061,253    $          2,506,309
                                                                ====================    ====================    ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................   $            542,111    $          7,031,281    $          2,505,592
   Net assets from contracts in payout.......................                    605                  29,972                     717
                                                                --------------------    --------------------    --------------------
        Total Net Assets.....................................   $            542,716    $          7,061,253    $          2,506,309
                                                                ====================    ====================    ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                       AMERICAN FUNDS                                DEUTSCHE II
                                                 AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS         GOVERNMENT &
                                                  GLOBAL GROWTH        CAPITALIZATION            GROWTH           AGENCY SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            953,822  $             62,699  $            986,370  $             10,459
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               653,259               162,160               823,430                 4,198
      Administrative charges................               261,318                63,354               322,528                   690
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               914,577               225,514             1,145,958                 4,888
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                39,245             (162,815)             (159,588)                 5,571
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             8,952,032             4,752,347            11,677,593                    --
      Realized gains (losses) on sale of
        investments.........................             1,411,271               296,476             3,284,753               (3,750)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            10,363,303             5,048,823            14,962,346               (3,750)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (10,480,736)           (4,514,055)           (3,973,594)               (2,231)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (117,433)               534,768            10,988,752               (5,981)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (78,188)  $            371,953  $         10,829,164  $              (410)
                                              ====================  ====================  ====================  ====================


                                                                        FIDELITY VIP
                                                  FIDELITY VIP             GROWTH           FTVIPT TEMPLETON
                                                  EQUITY-INCOME         OPPORTUNITIES          FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            120,226  $                386  $            400,332
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                67,048                 1,442               244,290
      Administrative charges................                12,524                   172                45,799
                                              --------------------  --------------------  --------------------
        Total expenses......................                79,572                 1,614               290,089
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                40,654               (1,228)               110,243
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               335,961                 2,270               348,235
      Realized gains (losses) on sale of
        investments.........................              (36,114)                 1,841             (199,458)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               299,847                 4,111               148,777
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               465,762               (4,452)               857,134
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               765,609                 (341)             1,005,911
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            806,263  $            (1,569)  $          1,116,154
                                              ====================  ====================  ====================

                                                                                                   MIST
                                                                              MIST            ALLIANZ GLOBAL
                                                  INVESCO V.I.          AB GLOBAL DYNAMIC    INVESTORS DYNAMIC
                                              INTERNATIONAL GROWTH         ALLOCATION        MULTI-ASSET PLUS
                                                   SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             63,293   $            486,154  $                157
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                63,061                220,412                 4,038
      Administrative charges................                11,595                 76,784                   820
                                              ---------------------  --------------------  --------------------
        Total expenses......................                74,656                297,196                 4,858
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (11,363)                188,958               (4,701)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                313,299                    --
      Realized gains (losses) on sale of
        investments.........................               115,059                197,988               (1,302)
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......               115,059                511,287               (1,302)
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (229,401)                117,940                 6,342
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (114,342)                629,227                 5,040
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (125,705)   $            818,185  $                339
                                              =====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN                             MIST AMERICAN
                                               FUNDS BALANCED         FUNDS GROWTH        MIST AMERICAN        FUNDS MODERATE
                                                 ALLOCATION            ALLOCATION         FUNDS GROWTH           ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,614,257  $         3,104,487  $            86,356  $         2,044,980
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,016,934            3,201,140              392,122            1,423,218
      Administrative charges...............              558,996              599,384               73,334              267,548
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,575,930            3,800,524              465,456            1,690,766
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               38,327            (696,037)            (379,100)              354,214
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,811,553           24,175,890            7,395,445            6,946,606
      Realized gains (losses) on sale of
        investments........................            1,653,148            1,320,324              489,536              791,802
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....           20,464,701           25,496,214            7,884,981            7,738,408
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,282,223)          (8,246,439)          (5,507,746)          (2,496,371)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,182,478           17,249,775            2,377,235            5,242,037
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,220,805  $        16,553,738  $         1,998,135  $         5,596,251
                                             ===================  ===================  ===================  ===================

                                                                     MIST BLACKROCK
                                                MIST AQR GLOBAL      GLOBAL TACTICAL       MIST BLACKROCK     MIST CLARION GLOBAL
                                                 RISK BALANCED         STRATEGIES            HIGH YIELD           REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           854,073  $            918,960  $           679,372
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               115,892              498,322               164,237              406,253
      Administrative charges...............                25,306              146,716                35,109               78,215
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................               141,198              645,038               199,346              484,468
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (141,198)              209,035               719,614              194,904
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            4,815,397                    --                   --
      Realized gains (losses) on sale of
        investments........................             (409,508)            (286,930)             (334,969)               13,813
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....             (409,508)            4,528,467             (334,969)               13,813
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,275,220          (2,846,874)             1,244,950            (311,259)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               865,712            1,681,593               909,981            (297,446)
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            724,514  $         1,890,628  $          1,629,595  $         (102,542)
                                             ====================  ===================  ====================  ====================


                                               MIST CLEARBRIDGE    MIST GOLDMAN SACHS
                                               AGGRESSIVE GROWTH      MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            353,566  $           125,674
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,105,450              220,806
      Administrative charges...............               204,643               37,487
                                             --------------------  -------------------
        Total expenses.....................             1,310,093              258,293
                                             --------------------  -------------------
           Net investment income (loss)....             (956,527)            (132,619)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,173,396
      Realized gains (losses) on sale of
        investments........................             5,404,144            (376,038)
                                             --------------------  -------------------
           Net realized gains (losses).....             5,404,144              797,358
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,126,904)              957,808
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,277,240            1,755,166
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            320,713  $         1,622,547
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST HARRIS        MIST INVESCO
                                                    OAKMARK          BALANCED-RISK        MIST INVESCO          MIST INVESCO
                                                 INTERNATIONAL        ALLOCATION            COMSTOCK            MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,209,254  $            21,940  $         2,709,458  $         1,054,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              841,217              163,675              866,379            1,536,796
      Administrative charges...............              141,719               36,742              264,331              373,518
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              982,936              200,417            1,130,710            1,910,314
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....              226,318            (178,477)            1,578,748            (855,592)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,850,871                   --            8,295,344            7,632,596
      Realized gains (losses) on sale of
        investments........................          (1,402,069)            (312,382)            3,123,826            (760,936)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            2,448,802            (312,382)           11,419,170            6,871,660
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              776,807            1,854,110            3,361,659           15,469,494
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,225,609            1,541,728           14,780,829           22,341,154
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,451,927  $         1,363,251  $        16,359,577  $        21,485,562
                                             ===================  ===================  ===================  ===================

                                                                                           MIST JPMORGAN
                                                 MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE         MIST JPMORGAN
                                               SMALL CAP GROWTH         CORE BOND           ALLOCATION          SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            355,006  $           314,160  $           128,878
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              629,471               174,991              136,619               51,899
      Administrative charges...............              112,494                32,852               37,067               20,060
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              741,965               207,843              173,686               71,959
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (741,965)               147,163              140,474               56,919
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,600,120                    --              251,858              534,206
      Realized gains (losses) on sale of
        investments........................            (737,960)               (6,627)                6,738              168,008
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            7,862,160               (6,627)              258,596              702,214
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,885,223)              (64,465)            (138,659)            1,418,567
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,976,937              (71,092)              119,937            2,120,781
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,234,972  $             76,071  $           260,411  $         2,177,700
                                             ===================  ====================  ===================  ===================

                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS
                                               GLOBAL MARKETS            EQUITY
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           220,308  $           399,205
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              174,190              432,744
      Administrative charges...............               31,155               98,101
                                             -------------------  -------------------
        Total expenses.....................              205,345              530,845
                                             -------------------  -------------------
           Net investment income (loss)....               14,963            (131,640)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              421,458                   --
      Realized gains (losses) on sale of
        investments........................              511,371            (941,011)
                                             -------------------  -------------------
           Net realized gains (losses).....              932,829            (941,011)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (527,820)            5,152,242
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              405,009            4,211,231
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           419,972  $         4,079,591
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MIST MET/FRANKLIN
                                                 MIST MET/EATON     LOW DURATION TOTAL    MIST MET/TEMPLETON    MIST MET/WELLINGTON
                                               VANCE FLOATING RATE        RETURN          INTERNATIONAL BOND    LARGE CAP RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           129,085   $           900,927  $                 --  $            166,685
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               48,155               264,820                31,378                47,749
      Administrative charges................                8,071                76,311                11,563                18,823
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               56,226               341,131                42,941                66,572
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               72,859               559,796              (42,941)               100,113
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --                12,131               509,891
      Realized gains (losses) on sale of
        investments.........................             (42,877)             (180,455)              (93,138)               250,160
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             (42,877)             (180,455)              (81,007)               760,051
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              195,447               212,032               124,031             (314,997)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              152,570                31,577                43,024               445,054
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           225,429   $           591,373  $                 83  $            545,167
                                              ====================  ===================  ====================  ====================

                                                                                             MIST METLIFE
                                                  MIST METLIFE          MIST METLIFE          MULTI-INDEX         MIST METLIFE
                                              ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK       SMALL CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,484,944  $          3,489,057  $            72,216  $           462,275
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,964,513               906,631               64,230              613,707
      Administrative charges................               383,162               306,412               14,985              106,827
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................             2,347,675             1,213,043               79,215              720,534
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             1,137,269             2,276,014              (6,999)            (258,259)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            19,881,121             1,350,603                   --            1,174,329
      Realized gains (losses) on sale of
        investments.........................             4,234,723              (30,144)             (53,916)            (550,834)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            24,115,844             1,320,459             (53,916)              623,495
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (15,017,960)             4,951,947              218,080           10,915,965
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             9,097,884             6,272,406              164,164           11,539,460
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         10,235,153  $          8,548,420  $           157,165  $        11,281,201
                                              ====================  ====================  ===================  ===================


                                                MIST MFS RESEARCH    MIST MORGAN STANLEY
                                                  INTERNATIONAL        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,070,415  $                --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,110,764              424,923
      Administrative charges................               233,805              123,802
                                              --------------------  --------------------
        Total expenses......................             1,344,569              548,725
                                              --------------------  --------------------
           Net investment income (loss).....               725,846            (548,725)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................           (1,058,907)            1,645,047
                                              --------------------  --------------------
           Net realized gains (losses)......           (1,058,907)            1,645,047
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,946,878)          (6,198,905)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,005,785)          (4,553,858)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,279,939)  $       (5,102,583)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MIST PANAGORA         MIST PIMCO
                                              MIST OPPENHEIMER    GLOBAL DIVERSIFIED   INFLATION PROTECTED      MIST PIMCO
                                                GLOBAL EQUITY            RISK                 BOND             TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           379,753  $            17,838  $                --  $        10,185,878
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              286,977                4,599              833,619            3,702,975
      Administrative charges...............              100,737                  917              205,300              966,665
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              387,714                5,516            1,038,919            4,669,640
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (7,961)               12,322          (1,038,919)            5,516,238
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,067,369               19,662                   --                   --
      Realized gains (losses) on sale of
        investments........................              413,326              (1,473)          (1,220,952)          (1,353,571)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,480,695               18,189          (1,220,952)          (1,353,571)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,787,295)             (43,456)            5,221,571            1,626,322
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (306,600)             (25,267)            4,000,619              272,751
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (314,561)  $          (12,945)  $         2,961,700  $         5,788,989
                                             ===================  ===================  ===================  ===================

                                                                                          MIST SCHRODERS
                                                 MIST PYRAMIS         MIST PYRAMIS            GLOBAL          MIST SSGA GROWTH
                                               GOVERNMENT INCOME      MANAGED RISK          MULTI-ASSET        AND INCOME ETF
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           127,303  $            57,341  $           110,901  $         3,306,276
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               51,555               92,111               84,043            1,287,087
      Administrative charges...............               15,877               19,235               19,477              349,263
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               67,432              111,346              103,520            1,636,350
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....               59,871             (54,005)                7,381            1,669,926
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               19,344              108,163            8,022,582
      Realized gains (losses) on sale of
        investments........................             (22,233)               16,673               73,722               67,659
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             (22,233)               36,017              181,885            8,090,241
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,567)              256,651              136,784          (3,522,186)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (95,800)              292,668              318,669            4,568,055
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (35,929)  $           238,663  $           326,050  $         6,237,981
                                             ===================  ===================  ===================  ====================


                                                   MIST SSGA       MIST T. ROWE PRICE
                                                  GROWTH ETF         LARGE CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           989,764  $        15,108,546
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              549,340            5,903,594
      Administrative charges...............              114,120            1,133,701
                                             -------------------  -------------------
        Total expenses.....................              663,460            7,037,295
                                             -------------------  -------------------
          Net investment income (loss).....              326,304            8,071,251
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,969,292           60,904,736
      Realized gains (losses) on sale of
        investments........................               36,733           18,723,783
                                             -------------------  -------------------
          Net realized gains (losses)......            3,006,025           79,628,519
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (933,865)         (15,812,522)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,072,160           63,815,997
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,398,464  $        71,887,248
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MIST T. ROWE PRICE   MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                                MID CAP GROWTH     INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           215,891  $            157,305  $         2,873,737
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               956,253              199,283                64,198              698,262
      Administrative charges...............               176,478               38,359                15,013              230,608
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,132,731              237,642                79,211              928,870
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (1,132,731)             (21,751)                78,094            1,944,867
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,844,279                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................             1,239,147               13,941                 2,409               31,016
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            12,083,426               13,941                 2,409               31,016
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,957,822)              574,630              (56,576)            (310,057)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,125,604              588,571              (54,167)            (279,041)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,992,873  $           566,820  $             23,927  $         1,665,826
                                             ====================  ===================  ====================  ===================

                                                                       MSF BLACKROCK
                                                 MSF BLACKROCK       ULTRA-SHORT TERM       MSF FRONTIER          MSF JENNISON
                                             CAPITAL APPRECIATION          BOND            MID CAP GROWTH            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $              3,221  $                --  $             50,252
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                98,829               995,611              116,650             1,501,590
      Administrative charges...............                21,974               183,951               20,192               282,252
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................               120,803             1,179,562              136,842             1,783,842
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (120,803)           (1,176,341)            (136,842)           (1,733,590)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               890,904                 1,569            1,026,544            15,456,420
      Realized gains (losses) on sale of
        investments........................               354,751                 8,413             (23,825)             1,402,770
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             1,245,655                 9,982            1,002,719            16,859,190
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,267,842)                76,021            (607,382)          (17,522,404)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (22,187)                86,003              395,337             (663,214)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (142,990)  $        (1,090,338)  $           258,495  $        (2,396,804)
                                             ====================  ====================  ===================  ====================


                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            288,517
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              123,886               487,688
      Administrative charges...............               34,791                83,582
                                             -------------------  --------------------
        Total expenses.....................              158,677               571,270
                                             -------------------  --------------------
           Net investment income (loss)....            (158,677)             (282,753)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,610,630             3,789,948
      Realized gains (losses) on sale of
        investments........................              124,905              (57,504)
                                             -------------------  --------------------
           Net realized gains (losses).....            1,735,535             3,732,444
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (908,926)             2,909,451
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              826,609             6,641,895
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           667,932  $          6,359,142
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                               MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                               INTERNATIONAL SMALL       CORE EQUITY           MSF METLIFE          MSF METLIFE
                                                     COMPANY            OPPORTUNITIES      ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,878  $          3,913,017  $            522,841  $        38,099,873
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                46,771             2,616,596               185,164           11,099,635
      Administrative charges................                 9,863               567,305                36,661            2,681,364
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                56,634             3,183,901               221,825           13,780,999
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....                17,244               729,116               301,016           24,318,874
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               242,154            11,581,987               541,774           70,132,320
      Realized gains (losses) on sale of
        investments.........................             (107,493)             (390,322)             (297,694)          (7,128,410)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               134,661            11,191,665               244,080           63,003,910
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                28,743               269,217             (103,834)         (37,738,572)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               163,404            11,460,882               140,246           25,265,338
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            180,648  $         12,189,998  $            441,262  $        49,584,212
                                              ====================  ====================  ====================  ===================


                                                   MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX       STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         74,314,450  $         45,094,909  $             52,081  $           799,043
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            22,588,140            18,140,612                78,672              622,315
      Administrative charges................             5,896,586             3,829,154                13,245              110,489
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................            28,484,726            21,969,766                91,917              732,804
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....            45,829,724            23,125,143              (39,836)               66,239
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           214,375,770           182,547,659               403,768            2,000,048
      Realized gains (losses) on sale of
        investments.........................          (19,523,852)          (12,526,330)                13,821            1,141,178
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......           194,851,918           170,021,329               417,589            3,141,226
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................         (107,870,264)          (95,819,997)               445,856              909,688
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            86,981,654            74,201,332               863,445            4,050,914
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        132,811,378  $         97,326,475  $            823,609  $         4,117,153
                                              ====================  ====================  ====================  ===================


                                                     MSF MFS
                                                  TOTAL RETURN         MSF MFS VALUE
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         2,390,693  $          3,507,813
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              640,574             1,221,749
      Administrative charges................              216,431               431,560
                                              -------------------  --------------------
        Total expenses......................              857,005             1,653,309
                                              -------------------  --------------------
           Net investment income (loss).....            1,533,688             1,854,504
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            3,732,130            15,741,310
      Realized gains (losses) on sale of
        investments.........................            1,799,745               900,212
                                              -------------------  --------------------
           Net realized gains (losses)......            5,531,875            16,641,522
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (375,313)             2,956,087
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            5,156,562            19,597,609
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         6,690,250  $         21,452,113
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            65,906  $            114,687  $            47,073  $             4,696
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               34,056               471,514               61,390              740,489
      Administrative charges...............                6,353                90,709               10,849              138,156
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               40,409               562,223               72,239              878,645
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               25,497             (447,536)             (25,166)            (873,949)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --              262,926            7,343,480
      Realized gains (losses) on sale of
        investments........................             (52,242)             1,287,981               28,654              971,054
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             (52,242)             1,287,981              291,580            8,314,534
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               12,825             5,616,483              481,874          (7,564,472)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (39,417)             6,904,464              773,454              750,062
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,920)  $          6,456,928  $           748,288  $         (123,887)
                                             ===================  ====================  ===================  ===================

                                                                                         MSF WESTERN ASSET    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF VAN ECK GLOBAL  MANAGEMENT STRATEGIC      MANAGEMENT
                                              SMALL CAP GROWTH      NATURAL RESOURCES   BOND OPPORTUNITIES     U.S. GOVERNMENT
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            12,826  $            22,760  $          3,069,465  $           140,840
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              135,905               28,329             1,468,454               81,318
      Administrative charges...............               23,930                9,805               321,398               14,576
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              159,835               38,134             1,789,852               95,894
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (147,009)             (15,374)             1,279,613               44,946
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,441,731                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................              160,964            (356,749)               245,455             (10,240)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            1,602,695            (356,749)               245,455             (10,240)
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (399,917)            1,837,043             5,920,820             (47,104)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,202,778            1,480,294             6,166,275             (57,344)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,055,769  $         1,464,920  $          7,445,888  $          (12,398)
                                             ===================  ===================  ====================  ===================


                                                   PIMCO VIT            PIMCO VIT
                                                  HIGH YIELD          LOW DURATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           279,978  $           129,742
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,050              115,312
      Administrative charges...............               13,360               21,339
                                             -------------------  -------------------
        Total expenses.....................               78,410              136,651
                                             -------------------  -------------------
          Net investment income (loss).....              201,568              (6,909)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (12,610)             (12,959)
                                             -------------------  -------------------
          Net realized gains (losses)......             (12,610)             (12,959)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              358,858                4,738
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              346,248              (8,221)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           547,816  $          (15,130)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                     PUTNAM VT             PUTNAM VT        RUSSELL AGGRESSIVE
                                                   EQUITY INCOME       MULTI-CAP GROWTH           EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            384,272  $             17,336  $              9,998
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               162,199                23,232                14,964
      Administrative charges.................                49,332                 3,125                 1,792
                                               --------------------  --------------------  --------------------
         Total expenses......................               211,531                26,357                16,756
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               172,741               (9,021)               (6,758)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               361,778               179,917                   646
      Realized gains (losses) on sale of
         investments.........................               925,026                64,543               (1,748)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,286,804               244,460               (1,102)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               916,812             (117,898)               202,565
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             2,203,616               126,562               201,463
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,376,357  $            117,541  $            194,705
                                               ====================  ====================  ====================

                                                                       RUSSELL GLOBAL REAL  RUSSELL MULTI-STYLE
                                                 RUSSELL CORE BOND      ESTATE SECURITIES         EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              90,519  $             30,897  $             72,426
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 71,520                10,577                86,712
      Administrative charges.................                  8,580                 1,266                10,402
                                               ---------------------  --------------------  --------------------
         Total expenses......................                 80,100                11,843                97,114
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                 10,419                19,054              (24,688)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                152,812                16,933               444,486
      Realized gains (losses) on sale of
         investments.........................                 37,288               (9,339)                97,786
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                190,100                 7,594               542,272
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (89,715)              (22,935)                87,911
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                100,385              (15,341)               630,183
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             110,804  $              3,713  $            605,495
                                               =====================  ====================  ====================


                                                 RUSSELL NON-U.S.
                                                    SUB-ACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             81,508
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                31,645
      Administrative charges.................                 3,795
                                               --------------------
         Total expenses......................                35,440
                                               --------------------
           Net investment income (loss)......                46,068
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................               (2,617)
                                               --------------------
           Net realized gains (losses).......               (2,617)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (20,863)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              (23,480)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             22,588
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016              2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          39,245  $        124,151  $      (162,815)  $       (251,833)
   Net realized gains (losses).....         10,363,303        15,510,875         5,048,823          3,718,240
   Change in unrealized gains
     (losses) on investments.......       (10,480,736)       (8,489,794)       (4,514,055)        (3,302,017)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (78,188)         7,145,232           371,953            164,390
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            740,122           690,086           148,933            258,325
   Net transfers (including fixed
     account)......................          2,021,917       (4,761,138)           523,742          (259,899)
   Contract charges................        (1,015,494)       (1,029,063)         (249,772)          (251,871)
   Transfers for contract benefits
     and terminations..............        (6,958,776)       (9,106,037)       (1,792,647)        (2,253,951)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (5,212,231)      (14,206,152)       (1,369,744)        (2,507,396)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (5,290,419)       (7,060,920)         (997,791)        (2,343,006)
NET ASSETS:
   Beginning of year...............        108,934,361       115,995,281        26,320,768         28,663,774
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     103,643,942  $    108,934,361  $     25,322,977  $      26,320,768
                                     =================  ================  ================  =================

                                                                               DEUTSCHE II GOVERNMENT &
                                            AMERICAN FUNDS GROWTH                  AGENCY SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (159,588)  $       (420,044)  $          5,571  $          5,615
   Net realized gains (losses).....        14,962,346         36,164,294           (3,750)           (4,002)
   Change in unrealized gains
     (losses) on investments.......       (3,973,594)       (27,406,523)           (2,231)           (7,376)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        10,829,164          8,337,727             (410)           (5,763)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           716,960            934,418               502               499
   Net transfers (including fixed
     account)......................       (2,505,246)        (6,516,179)          (18,116)             4,971
   Contract charges................       (1,203,079)        (1,207,460)             (612)             (617)
   Transfers for contract benefits
     and terminations..............       (9,269,896)       (11,675,207)          (37,947)          (41,859)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (12,261,261)       (18,464,428)          (56,173)          (37,006)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,432,097)       (10,126,701)          (56,583)          (42,769)
NET ASSETS:
   Beginning of year...............       132,364,951        142,491,652           363,287           406,056
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    130,932,854  $     132,364,951  $        306,704  $        363,287
                                     ================  =================  ================  ================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          40,654  $         74,207  $         (1,228)  $        (1,607)
   Net realized gains (losses).....            299,847           572,337              4,111            22,739
   Change in unrealized gains
     (losses) on investments.......            465,762         (980,356)            (4,452)          (15,623)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            806,263         (333,812)            (1,569)             5,509
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              8,229            14,715                 --                --
   Net transfers (including fixed
     account)......................            362,390         (175,095)                548             (464)
   Contract charges................           (19,490)          (20,032)               (84)             (100)
   Transfers for contract benefits
     and terminations..............          (295,734)         (686,919)            (3,735)          (19,623)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             55,395         (867,331)            (3,271)          (20,187)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            861,658       (1,201,143)            (4,840)          (14,678)
NET ASSETS:
   Beginning of year...............          5,093,334         6,294,477            124,010           138,688
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       5,954,992  $      5,093,334  $         119,170  $        124,010
                                     =================  ================  =================  ================

                                              FTVIPT TEMPLETON
                                                 FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016              2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        110,243  $         418,310
   Net realized gains (losses).....           148,777            917,885
   Change in unrealized gains
     (losses) on investments.......           857,134        (3,038,582)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,116,154        (1,702,387)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           109,874            133,671
   Net transfers (including fixed
     account)......................          (29,932)            769,258
   Contract charges................          (67,328)           (72,393)
   Transfers for contract benefits
     and terminations..............       (1,569,525)        (2,043,033)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,556,911)        (1,212,497)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (440,757)        (2,914,884)
NET ASSETS:
   Beginning of year...............        20,859,605         23,774,489
                                     ----------------  -----------------
   End of year.....................  $     20,418,848  $      20,859,605
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                    MIST AB GLOBAL
                                      INVESCO V.I. INTERNATIONAL GROWTH           DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (11,363)  $        (6,819)  $         188,958  $        759,957
   Net realized gains (losses).....            115,059           201,575            511,287         1,476,966
   Change in unrealized gains
     (losses) on investments.......          (229,401)         (423,741)            117,940       (2,340,575)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (125,705)         (228,985)            818,185         (103,652)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             12,826             8,333             63,040             7,653
   Net transfers (including fixed
     account)......................             81,611           175,191            386,590           165,657
   Contract charges................           (17,891)          (17,536)          (329,075)         (323,928)
   Transfers for contract benefits
     and terminations..............          (431,996)         (487,723)        (2,349,841)       (1,680,914)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (355,450)         (321,735)        (2,229,286)       (1,831,532)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (481,155)         (550,720)        (1,411,101)       (1,935,184)
NET ASSETS:
   Beginning of year...............          5,437,676         5,988,396         31,148,630        33,083,814
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       4,956,521  $      5,437,676  $      29,737,529  $     31,148,630
                                     =================  ================  =================  ================

                                        MIST ALLIANZ GLOBAL INVESTORS             MIST AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $        (4,701)  $            473  $         38,327  $       (461,764)
   Net realized gains (losses).....            (1,302)               848        20,464,701         18,261,702
   Change in unrealized gains
     (losses) on investments.......              6,342          (10,137)       (7,282,223)       (22,906,700)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                339           (8,816)        13,220,805        (5,106,762)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --           547,880          1,133,426
   Net transfers (including fixed
     account)......................             69,156           197,031         4,835,124        (1,020,254)
   Contract charges................            (6,004)           (2,032)       (2,599,735)        (2,609,638)
   Transfers for contract benefits
     and terminations..............           (17,575)          (21,167)      (14,281,202)       (23,277,239)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             45,577           173,832      (11,497,933)       (25,773,705)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             45,916           165,016         1,722,872       (30,880,467)
NET ASSETS:
   Beginning of year...............            330,206           165,190       223,038,172        253,918,639
                                      ----------------  ----------------  ----------------  -----------------
   End of year.....................   $        376,122  $        330,206  $    224,761,044  $     223,038,172
                                      ================  ================  ================  =================

                                             MIST AMERICAN FUNDS
                                              GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (696,037)  $       (721,758)  $      (379,100)  $       (234,722)
   Net realized gains (losses).....        25,496,214         21,109,007         7,884,981          4,321,521
   Change in unrealized gains
     (losses) on investments.......       (8,246,439)       (25,824,081)       (5,507,746)        (2,632,112)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        16,553,738        (5,436,832)         1,998,135          1,454,687
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           559,990            624,221            27,634             21,518
   Net transfers (including fixed
     account)......................         1,242,593          6,895,147         (327,181)          1,631,749
   Contract charges................       (2,993,199)        (2,908,034)         (316,312)          (307,576)
   Transfers for contract benefits
     and terminations..............      (12,769,467)       (18,247,113)       (1,816,227)        (2,547,649)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (13,960,083)       (13,635,779)       (2,432,086)        (1,201,958)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,593,655       (19,072,611)         (433,951)            252,729
NET ASSETS:
   Beginning of year...............       245,750,884        264,823,495        31,283,615         31,030,886
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    248,344,539  $     245,750,884  $     30,849,664  $      31,283,615
                                     ================  =================  ================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        354,214  $      (117,782)
   Net realized gains (losses).....         7,738,408         7,128,966
   Change in unrealized gains
     (losses) on investments.......       (2,496,371)       (9,425,742)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,596,251       (2,414,558)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            62,507            75,183
   Net transfers (including fixed
     account)......................         3,812,393         (533,621)
   Contract charges................       (1,240,244)       (1,263,883)
   Transfers for contract benefits
     and terminations..............       (7,928,571)       (8,849,116)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,293,915)      (10,571,437)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           302,336      (12,985,995)
NET ASSETS:
   Beginning of year...............       107,696,619       120,682,614
                                     ----------------  ----------------
   End of year.....................  $    107,998,955  $    107,696,619
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED       GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (141,198)  $        516,884  $        209,035  $        292,303
   Net realized gains (losses)....         (409,508)           769,542         4,528,467         2,940,256
   Change in unrealized gains
     (losses) on investments......         1,275,220       (2,608,635)       (2,846,874)       (3,932,402)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           724,514       (1,322,209)         1,890,628         (699,843)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,399               650            46,278           324,476
   Net transfers (including fixed
     account).....................         (245,220)       (1,243,593)         (578,257)         (683,961)
   Contract charges...............         (112,902)         (113,194)         (631,706)         (624,986)
   Transfers for contract benefits
     and terminations.............         (553,873)         (549,576)       (3,147,381)       (2,704,136)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (909,596)       (1,905,713)       (4,311,066)       (3,688,607)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (185,082)       (3,227,922)       (2,420,438)       (4,388,450)
NET ASSETS:
   Beginning of year..............        10,103,496        13,331,418        59,888,787        64,277,237
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      9,918,414  $     10,103,496  $     57,468,349  $     59,888,787
                                    ================  ================  ================  ================

                                              MIST BLACKROCK
                                                HIGH YIELD                 MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         719,614  $      1,028,055  $        194,904  $         858,601
   Net realized gains (losses)....          (334,969)            32,419            13,813             82,390
   Change in unrealized gains
     (losses) on investments......          1,244,950       (1,881,764)         (311,259)        (1,957,248)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,629,595         (821,290)         (102,542)        (1,016,257)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             20,875           106,262            91,547            145,570
   Net transfers (including fixed
     account).....................           (81,939)            95,827           221,773          (886,280)
   Contract charges...............          (106,816)         (111,025)         (161,854)          (170,119)
   Transfers for contract benefits
     and terminations.............        (1,467,085)         (931,856)       (2,237,004)        (3,781,781)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,634,965)         (840,792)       (2,085,538)        (4,692,610)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (5,370)       (1,662,082)       (2,188,080)        (5,708,867)
NET ASSETS:
   Beginning of year..............         14,342,425        16,004,507        33,355,379         39,064,246
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      14,337,055  $     14,342,425  $     31,167,299  $      33,355,379
                                    =================  ================  ================  =================


                                    MIST CLEARBRIDGE AGGRESSIVE GROWTH     MIST GOLDMAN SACHS MID CAP VALUE
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ------------------------------------
                                           2016              2015                2016              2015
                                     ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (956,527)  $    (1,431,925)   $       (132,619)  $      (186,731)
   Net realized gains (losses)....          5,404,144        10,152,033             797,358         4,485,581
   Change in unrealized gains
     (losses) on investments......        (4,126,904)      (13,714,102)             957,808       (6,186,086)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            320,713       (4,993,994)           1,622,547       (1,887,236)
                                     ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            224,627           251,433              67,042            19,285
   Net transfers (including fixed
     account).....................        (4,757,360)       (9,276,563)             250,083           209,040
   Contract charges...............          (394,143)         (470,695)            (77,938)          (81,407)
   Transfers for contract benefits
     and terminations.............        (6,000,548)       (9,333,245)         (1,143,549)       (2,106,548)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,927,424)      (18,829,070)           (904,362)       (1,959,630)
                                     ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (10,606,711)      (23,823,064)             718,185       (3,846,866)
NET ASSETS:
   Beginning of year..............         94,887,012       118,710,076          15,223,734        19,070,600
                                     ----------------  ----------------   -----------------  ----------------
   End of year....................   $     84,280,301  $     94,887,012   $      15,941,919  $     15,223,734
                                     ================  ================   =================  ================


                                     MIST HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        226,318  $        917,288
   Net realized gains (losses)....         2,448,802         6,620,000
   Change in unrealized gains
     (losses) on investments......           776,807      (11,956,046)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,451,927       (4,418,758)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            98,869            72,409
   Net transfers (including fixed
     account).....................         (280,428)         8,738,507
   Contract charges...............         (314,910)         (340,691)
   Transfers for contract benefits
     and terminations.............       (4,329,943)       (6,709,566)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,826,412)         1,760,659
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,374,485)       (2,658,099)
NET ASSETS:
   Beginning of year..............        60,470,847        63,128,946
                                    ----------------  ----------------
   End of year....................  $     59,096,362  $     60,470,847
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MIST INVESCO
                                         BALANCED-RISK ALLOCATION              MIST INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (178,477)  $        254,798  $      1,578,748  $      2,145,016
   Net realized gains (losses)....          (312,382)         1,042,514        11,419,170         8,482,504
   Change in unrealized gains
     (losses) on investments......          1,854,110       (2,257,546)         3,361,659      (18,790,416)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,363,251         (960,234)        16,359,577       (8,162,896)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,857             5,318           475,336         1,177,570
   Net transfers (including fixed
     account).....................            158,565         (603,135)       (3,773,270)         2,606,720
   Contract charges...............          (156,644)         (162,226)         (712,951)         (712,040)
   Transfers for contract benefits
     and terminations.............          (974,709)       (1,097,341)       (7,906,253)      (12,163,639)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (937,931)       (1,857,384)      (11,917,138)       (9,091,389)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            425,320       (2,817,618)         4,442,439      (17,254,285)
NET ASSETS:
   Beginning of year..............         15,481,955        18,299,573       109,742,916       126,997,201
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      15,907,275  $     15,481,955  $    114,185,355  $    109,742,916
                                    =================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (855,592)  $    (1,321,518)  $       (741,965)  $      (860,382)
   Net realized gains (losses)....         6,871,660        10,999,665          7,862,160        14,563,407
   Change in unrealized gains
     (losses) on investments......        15,469,494      (27,149,279)        (2,885,223)      (15,223,519)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,485,562      (17,471,132)          4,234,972       (1,520,494)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           588,625           737,240            140,571           135,527
   Net transfers (including fixed
     account).....................           129,530       (2,495,561)        (1,993,059)         1,513,383
   Contract charges...............         (719,008)         (748,963)          (215,177)         (229,144)
   Transfers for contract benefits
     and terminations.............      (13,321,269)      (19,048,801)        (3,364,290)       (4,832,197)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,322,122)      (21,556,085)        (5,431,955)       (3,412,431)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,163,440      (39,027,217)        (1,196,983)       (4,932,925)
NET ASSETS:
   Beginning of year..............       159,124,999       198,152,216         48,601,568        53,534,493
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    167,288,439  $    159,124,999  $      47,404,585  $     48,601,568
                                    ================  ================  =================  ================

                                                                                   MIST JPMORGAN
                                         MIST JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        147,163  $        110,071  $        140,474  $        209,035
   Net realized gains (losses)....           (6,627)          (20,325)           258,596           713,156
   Change in unrealized gains
     (losses) on investments......          (64,465)         (244,053)         (138,659)         (941,025)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            76,071         (154,307)           260,411          (18,834)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,946            18,407            19,223            40,665
   Net transfers (including fixed
     account).....................           753,946         1,672,145           965,612         2,830,942
   Contract charges...............         (165,721)         (160,258)         (151,682)         (121,762)
   Transfers for contract benefits
     and terminations.............       (1,675,203)       (1,374,288)         (835,546)         (640,612)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,069,032)           156,006           (2,393)         2,109,233
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (992,961)             1,699           258,018         2,090,399
NET ASSETS:
   Beginning of year..............        13,976,305        13,974,606        14,519,235        12,428,836
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,983,344  $     13,976,305  $     14,777,253  $     14,519,235
                                    ================  ================  ================  ================


                                      MIST JPMORGAN SMALL CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         56,919  $         20,009
   Net realized gains (losses)....           702,214         1,003,591
   Change in unrealized gains
     (losses) on investments......         1,418,567       (1,733,773)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,177,700         (710,173)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            46,776            56,275
   Net transfers (including fixed
     account).....................         (307,071)           (7,066)
   Contract charges...............          (68,565)          (67,164)
   Transfers for contract benefits
     and terminations.............         (444,060)         (807,539)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (772,920)         (825,494)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,404,780       (1,535,667)
NET ASSETS:
   Beginning of year..............         7,786,967         9,322,634
                                    ----------------  ----------------
   End of year....................  $      9,191,747  $      7,786,967
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,963  $        (10,297)  $      (131,640)  $        231,639
   Net realized gains (losses)....           932,829            581,450         (941,011)         (930,825)
   Change in unrealized gains
     (losses) on investments......         (527,820)          (601,820)         5,152,242       (6,343,880)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           419,972           (30,667)         4,079,591       (7,043,066)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            64,083             78,508           206,910           237,217
   Net transfers (including fixed
     account).....................       (1,539,494)          (337,704)       (1,257,593)         1,487,940
   Contract charges...............         (124,000)          (122,947)         (303,385)         (309,804)
   Transfers for contract benefits
     and terminations.............         (843,629)          (868,166)       (2,604,152)       (2,909,335)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (2,443,040)        (1,250,309)       (3,958,220)       (1,493,982)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,023,068)        (1,280,976)           121,371       (8,537,048)
NET ASSETS:
   Beginning of year..............        13,296,474         14,577,450        38,672,360        47,209,408
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     11,273,406  $      13,296,474  $     38,793,731  $     38,672,360
                                    ================  =================  ================  ================

                                                                            MIST MET/FRANKLIN LOW DURATION
                                    MIST MET/EATON VANCE FLOATING RATE               TOTAL RETURN
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         72,859  $         71,667   $        559,796  $        607,878
   Net realized gains (losses)....           (42,877)          (17,116)          (180,455)          (70,878)
   Change in unrealized gains
     (losses) on investments......            195,447         (139,911)            212,032       (1,098,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            225,429          (85,360)            591,373         (561,466)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             10,622            25,974             86,600           400,184
   Net transfers (including fixed
     account).....................            343,603         (286,913)          1,220,466         3,544,265
   Contract charges...............           (21,865)          (23,000)          (265,020)         (260,381)
   Transfers for contract benefits
     and terminations.............          (581,266)         (264,747)        (3,074,156)       (2,099,734)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (248,906)         (548,686)        (2,032,110)         1,584,334
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (23,477)         (634,046)        (1,440,737)         1,022,868
NET ASSETS:
   Beginning of year..............          3,469,835         4,103,881         31,741,708        30,718,840
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $      3,446,358  $      3,469,835   $     30,300,971  $     31,741,708
                                     ================  ================   ================  ================

                                            MIST MET/TEMPLETON                   MIST MET/WELLINGTON
                                            INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (42,941)  $         362,945  $        100,113  $       (12,248)
   Net realized gains (losses)....          (81,007)           (54,222)           760,051           948,863
   Change in unrealized gains
     (losses) on investments......           124,031          (566,976)         (314,997)         (656,615)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                83          (258,253)           545,167           280,000
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            46,145             24,900            43,278            59,282
   Net transfers (including fixed
     account).....................           262,215            176,014            30,396          (76,765)
   Contract charges...............          (53,548)           (54,851)          (65,519)          (61,824)
   Transfers for contract benefits
     and terminations.............         (277,525)          (307,945)         (347,562)         (434,145)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (22,713)          (161,882)         (339,407)         (513,452)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (22,630)          (420,135)           205,760         (233,452)
NET ASSETS:
   Beginning of year..............         4,753,496          5,173,631         7,612,595         7,846,047
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,730,866  $       4,753,496  $      7,818,355  $      7,612,595
                                    ================  =================  ================  ================

                                           MIST METLIFE ASSET
                                             ALLOCATION 100
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,137,269  $      (425,777)
   Net realized gains (losses)....        24,115,844        21,758,960
   Change in unrealized gains
     (losses) on investments......      (15,017,960)      (26,915,063)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        10,235,153       (5,581,880)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           356,823         1,144,602
   Net transfers (including fixed
     account).....................       (9,829,160)       (3,773,502)
   Contract charges...............         (885,862)         (935,788)
   Transfers for contract benefits
     and terminations.............       (9,289,295)      (16,710,594)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (19,647,494)      (20,275,282)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (9,412,341)      (25,857,162)
NET ASSETS:
   Beginning of year..............       164,241,529       190,098,691
                                    ----------------  ----------------
   End of year....................  $    154,829,188  $    164,241,529
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                   MIST METLIFE
                                       MIST METLIFE BALANCED PLUS            MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,276,014  $      1,451,168  $        (6,999)  $         (5,879)
   Net realized gains (losses)....         1,320,459         8,261,721          (53,916)            103,977
   Change in unrealized gains
     (losses) on investments......         4,951,947      (16,176,229)           218,080          (344,708)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,548,420       (6,463,340)           157,165          (246,610)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,329           387,339            11,744                 --
   Net transfers (including fixed
     account).....................         2,584,475         5,763,719           138,059          4,707,562
   Contract charges...............       (1,258,456)       (1,227,714)          (52,667)           (32,109)
   Transfers for contract benefits
     and terminations.............       (6,964,769)       (8,050,488)         (332,772)          (174,635)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,400,421)       (3,127,144)         (235,636)          4,500,818
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         3,147,999       (9,590,484)          (78,471)          4,254,208
NET ASSETS:
   Beginning of year..............       121,397,195       130,987,679         5,960,197          1,705,989
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    124,545,194  $    121,397,195  $      5,881,726  $       5,960,197
                                    ================  ================  ================  =================


                                      MIST METLIFE SMALL CAP VALUE        MIST MFS RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (258,259)  $      (734,596)  $        725,846  $      1,708,424
   Net realized gains (losses)....           623,495        18,097,824       (1,058,907)          (71,912)
   Change in unrealized gains
     (losses) on investments......        10,915,965      (20,653,906)       (1,946,878)       (4,520,574)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,281,201       (3,290,678)       (2,279,939)       (2,884,062)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            91,471            77,208           334,630           623,929
   Net transfers (including fixed
     account).....................       (1,664,831)       (1,976,463)         2,319,123         1,154,799
   Contract charges...............         (227,422)         (231,354)         (449,466)         (486,157)
   Transfers for contract benefits
     and terminations.............       (3,619,509)       (4,796,273)       (8,136,943)      (11,373,976)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,420,291)       (6,926,882)       (5,932,656)      (10,081,405)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,860,910      (10,217,560)       (8,212,595)      (12,965,467)
NET ASSETS:
   Beginning of year..............        42,344,849        52,562,409       106,874,590       119,840,057
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,205,759  $     42,344,849  $     98,661,995  $    106,874,590
                                    ================  ================  ================  ================

                                           MIST MORGAN STANLEY
                                             MID CAP GROWTH               MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (548,725)  $      (671,682)  $        (7,961)  $         22,011
   Net realized gains (losses)....         1,645,047         3,341,844         2,480,695         2,397,421
   Change in unrealized gains
     (losses) on investments......       (6,198,905)       (6,186,636)       (2,787,295)         (800,835)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,102,583)       (3,516,474)         (314,561)         1,618,597
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           224,250           292,369           137,565           234,417
   Net transfers (including fixed
     account).....................           563,367         (363,355)           524,398       (1,055,013)
   Contract charges...............         (268,231)         (280,324)         (267,950)         (271,812)
   Transfers for contract benefits
     and terminations.............       (3,613,187)       (6,147,712)       (2,651,918)       (3,759,534)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,093,801)       (6,499,022)       (2,257,905)       (4,851,942)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,196,384)      (10,015,496)       (2,572,466)       (3,233,345)
NET ASSETS:
   Beginning of year..............        56,830,754        66,846,250        44,037,305        47,270,650
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,634,370  $     56,830,754  $     41,464,839  $     44,037,305
                                    ================  ================  ================  ================

                                               MIST PANAGORA
                                          GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         12,322  $          (986)
   Net realized gains (losses)....            18,189             1,165
   Change in unrealized gains
     (losses) on investments......          (43,456)           (5,752)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (12,945)           (5,573)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................         1,161,689              (53)
   Contract charges...............           (1,528)             (487)
   Transfers for contract benefits
     and terminations.............         (143,893)           (5,016)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,016,268           (5,556)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,003,323          (11,129)
NET ASSETS:
   Beginning of year..............            79,969            91,098
                                    ----------------  ----------------
   End of year....................  $      1,083,292  $         79,969
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                           MIST PIMCO INFLATION
                                              PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,038,919)  $      3,329,664  $     5,516,238  $     18,082,425
   Net realized gains (losses)....       (1,220,952)       (1,348,727)      (1,353,571)         4,745,002
   Change in unrealized gains
     (losses) on investments......         5,221,571       (5,893,578)        1,626,322      (27,502,181)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,961,700       (3,912,641)        5,788,989       (4,674,754)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           306,363           308,856        1,884,786         2,152,622
   Net transfers (including fixed
     account).....................         (131,682)         1,107,752        (698,274)       (6,790,364)
   Contract charges...............         (725,939)         (740,710)      (3,086,626)       (3,145,503)
   Transfers for contract benefits
     and terminations.............       (5,445,831)       (7,792,463)     (29,957,959)      (38,286,145)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,997,089)       (7,116,565)     (31,858,073)      (46,069,390)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,035,389)      (11,029,206)     (26,069,084)      (50,744,144)
NET ASSETS:
   Beginning of year..............        83,573,880        94,603,086      408,353,492       459,097,636
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     80,538,491  $     83,573,880  $   382,284,408  $    408,353,492
                                    ================  ================  ===============  ================


                                     MIST PYRAMIS GOVERNMENT INCOME         MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016              2015             2016              2015
                                    ----------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         59,871  $        62,177   $      (54,005)  $       (56,216)
   Net realized gains (losses)....          (22,233)         (14,721)            36,017           309,225
   Change in unrealized gains
     (losses) on investments......          (73,567)         (81,937)           256,651         (533,900)
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (35,929)         (34,481)           238,663         (280,891)
                                    ----------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,480               --             4,401            22,651
   Net transfers (including fixed
     account).....................         1,057,730          772,908         (115,387)         2,757,535
   Contract charges...............          (60,249)         (46,790)          (70,162)          (58,124)
   Transfers for contract benefits
     and terminations.............         (356,701)        (545,665)         (535,640)         (590,183)
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           642,260          180,453         (716,788)         2,131,879
                                    ----------------  ---------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............           606,331          145,972         (478,125)         1,850,988
NET ASSETS:
   Beginning of year..............         5,156,568        5,010,596         7,766,896         5,915,908
                                    ----------------  ---------------   ---------------  ----------------
   End of year....................  $      5,762,899  $     5,156,568   $     7,288,771  $      7,766,896
                                    ================  ===============   ===============  ================


                                    MIST SCHRODERS GLOBAL MULTI-ASSET    MIST SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016             2015               2016              2015
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,381  $      (26,842)   $      1,669,926  $      1,732,954
   Net realized gains (losses)....           181,885          445,317          8,090,241        10,357,100
   Change in unrealized gains
     (losses) on investments......           136,784        (624,778)        (3,522,186)      (16,607,219)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           326,050        (206,303)          6,237,981       (4,517,165)
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,800           15,496            495,982           595,482
   Net transfers (including fixed
     account).....................         (486,036)        (504,605)          (648,828)       (1,105,374)
   Contract charges...............          (81,727)         (86,159)        (1,389,618)       (1,411,354)
   Transfers for contract benefits
     and terminations.............         (612,677)        (696,068)       (10,270,771)      (12,978,866)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,169,640)      (1,271,336)       (11,813,235)      (14,900,112)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (843,590)      (1,477,639)        (5,575,254)      (19,417,277)
NET ASSETS:
   Beginning of year..............         8,392,160        9,869,799        142,277,778       161,695,055
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $      7,548,570  $     8,392,160   $    136,702,524  $    142,277,778
                                    ================  ===============   ================  ================


                                          MIST SSGA GROWTH ETF
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2016             2015
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       326,304  $        290,989
   Net realized gains (losses)....        3,006,025         4,033,987
   Change in unrealized gains
     (losses) on investments......        (933,865)       (6,091,015)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        2,398,464       (1,766,039)
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           88,424            34,838
   Net transfers (including fixed
     account).....................        (649,458)         (939,802)
   Contract charges...............        (462,601)         (481,567)
   Transfers for contract benefits
     and terminations.............      (3,176,686)       (6,587,746)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (4,200,321)       (7,974,277)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (1,801,857)       (9,740,316)
NET ASSETS:
   Beginning of year..............       47,115,565        56,855,881
                                    ---------------  ----------------
   End of year....................  $    45,313,708  $     47,115,565
                                    ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                    MIST T. ROWE PRICE LARGE CAP VALUE    MIST T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,071,251  $       1,484,631  $    (1,132,731)  $    (1,300,635)
   Net realized gains (losses)....        79,628,519         28,069,820        12,083,426        16,687,191
   Change in unrealized gains
     (losses) on investments......      (15,812,522)       (57,695,793)       (7,957,822)      (11,174,819)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        71,887,248       (28,141,342)         2,992,873         4,211,737
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,831,115          1,611,529            87,029           157,341
   Net transfers (including fixed
     account).....................      (11,282,740)        (8,447,549)         (956,654)       (1,918,799)
   Contract charges...............       (1,746,823)        (1,734,741)         (380,770)         (402,541)
   Transfers for contract benefits
     and terminations.............      (51,715,463)       (65,151,017)       (5,485,818)       (8,293,905)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (62,913,911)       (73,721,778)       (6,736,213)      (10,457,904)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         8,973,337      (101,863,120)       (3,743,340)       (6,246,167)
NET ASSETS:
   Beginning of year..............       535,758,843        637,621,963        75,659,023        81,905,190
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    544,732,180  $     535,758,843  $     71,915,683  $     75,659,023
                                    ================  =================  ================  ================

                                           MSF BAILLIE GIFFORD                MSF BARCLAYS AGGREGATE
                                           INTERNATIONAL STOCK                      BOND INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (21,751)  $       (14,824)  $          78,094  $         76,470
   Net realized gains (losses)....            13,941           135,336              2,409          (34,729)
   Change in unrealized gains
     (losses) on investments......           574,630         (638,789)           (56,576)         (124,014)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           566,820         (518,277)             23,927          (82,273)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,108            11,537             12,258            98,668
   Net transfers (including fixed
     account).....................         (376,661)         (711,073)          1,493,465         1,821,950
   Contract charges...............         (161,464)         (164,269)           (56,656)          (49,967)
   Transfers for contract benefits
     and terminations.............         (931,155)       (1,200,832)          (991,653)       (1,108,632)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,462,172)       (2,064,637)            457,414           762,019
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (895,352)       (2,582,914)            481,341           679,746
NET ASSETS:
   Beginning of year..............        15,812,446        18,395,360          5,532,608         4,852,862
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     14,917,094  $     15,812,446  $       6,013,949  $      5,532,608
                                    ================  ================  =================  ================


                                         MSF BLACKROCK BOND INCOME       MSF BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,944,867  $      2,642,825  $      (120,803)  $      (135,730)
   Net realized gains (losses)....             31,016         1,206,196         1,245,655         2,454,026
   Change in unrealized gains
     (losses) on investments......          (310,057)       (4,403,494)       (1,267,842)       (1,762,943)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,665,826         (554,473)         (142,990)           555,353
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            354,656           689,975            40,550            52,930
   Net transfers (including fixed
     account).....................          6,894,634         4,101,490          (65,569)           390,839
   Contract charges...............          (771,100)         (753,000)          (45,201)          (40,947)
   Transfers for contract benefits
     and terminations.............        (7,784,265)       (8,135,690)         (981,419)         (978,987)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,306,075)       (4,097,225)       (1,051,639)         (576,165)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............            359,751       (4,651,698)       (1,194,629)          (20,812)
NET ASSETS:
   Beginning of year..............         93,001,734        97,653,432        10,853,029        10,873,841
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      93,361,485  $     93,001,734  $      9,658,400  $     10,853,029
                                    =================  ================  ================  ================

                                               MSF BLACKROCK
                                           ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016              2015
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,176,341)  $     (1,217,317)
   Net realized gains (losses)....             9,982                 --
   Change in unrealized gains
     (losses) on investments......            76,021                 --
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,090,338)        (1,217,317)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,411,413            822,401
   Net transfers (including fixed
     account).....................        12,436,658         16,933,432
   Contract charges...............         (621,589)          (631,166)
   Transfers for contract benefits
     and terminations.............      (18,153,466)       (23,486,072)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,926,984)        (6,361,405)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (6,017,322)        (7,578,722)
NET ASSETS:
   Beginning of year..............        72,197,981         79,776,703
                                    ----------------  -----------------
   End of year....................  $     66,180,659  $      72,197,981
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (136,842)  $      (159,994)  $     (1,733,590)  $    (2,026,861)
   Net realized gains (losses)....         1,002,719         1,552,834         16,859,190        25,997,215
   Change in unrealized gains
     (losses) on investments......         (607,382)       (1,239,946)       (17,522,404)      (12,219,984)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           258,495           152,894        (2,396,804)        11,750,370
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,445             6,037            368,689           457,377
   Net transfers (including fixed
     account).....................         (207,512)         (336,012)        (2,029,382)       (6,024,969)
   Contract charges...............          (52,187)          (56,711)          (541,717)         (579,305)
   Transfers for contract benefits
     and terminations.............         (645,409)         (850,660)       (10,272,869)      (13,815,145)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (894,663)       (1,237,346)       (12,475,279)      (19,962,042)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (636,168)       (1,084,452)       (14,872,083)       (8,211,672)
NET ASSETS:
   Beginning of year..............         8,635,312         9,719,764        129,659,658       137,871,330
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      7,999,144  $      8,635,312  $     114,787,575  $    129,659,658
                                    ================  ================  =================  ================

                                             MSF LOOMIS SAYLES
                                             SMALL CAP GROWTH              MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (158,677)  $      (185,365)   $      (282,753)  $      (295,307)
   Net realized gains (losses)....         1,735,535         2,907,487          3,732,444         5,428,652
   Change in unrealized gains
     (losses) on investments......         (908,926)       (2,568,831)          2,909,451       (9,277,590)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           667,932           153,291          6,359,142       (4,144,245)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            42,183            54,186             43,861            41,129
   Net transfers (including fixed
     account).....................            55,190         (493,589)          (496,861)         (534,220)
   Contract charges...............          (81,372)          (86,341)          (162,139)         (172,688)
   Transfers for contract benefits
     and terminations.............       (1,005,919)       (1,326,278)        (2,844,681)       (3,929,792)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (989,918)       (1,852,022)        (3,459,820)       (4,595,571)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (321,986)       (1,698,731)          2,899,322       (8,739,816)
NET ASSETS:
   Beginning of year..............        14,739,169        16,437,900         32,306,647        41,046,463
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     14,417,183  $     14,739,169   $     35,205,969  $     32,306,647
                                    ================  ================   ================  ================

                                     MSF MET/DIMENSIONAL INTERNATIONAL        MSF MET/WELLINGTON CORE
                                               SMALL COMPANY                   EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         17,244  $          9,656  $        729,116  $        465,353
   Net realized gains (losses)....           134,661           584,343        11,191,665        74,128,689
   Change in unrealized gains
     (losses) on investments......            28,743         (462,164)           269,217      (73,030,836)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           180,648           131,835        12,189,998         1,563,206
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            26,029            19,970           352,185           592,502
   Net transfers (including fixed
     account).....................           915,246           457,887        74,274,171       (9,604,855)
   Contract charges...............          (33,236)          (27,782)       (1,190,479)       (1,054,647)
   Transfers for contract benefits
     and terminations.............         (285,183)         (194,601)      (18,150,768)      (20,076,319)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           622,856           255,474        55,285,109      (30,143,319)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           803,504           387,309        67,475,107      (28,580,113)
NET ASSETS:
   Beginning of year..............         3,794,658         3,407,349       186,920,427       215,500,540
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,598,162  $      3,794,658  $    254,395,534  $    186,920,427
                                    ================  ================  ================  ================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2016              2015
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         301,016  $         74,942
   Net realized gains (losses)....            244,080           220,774
   Change in unrealized gains
     (losses) on investments......          (103,834)         (552,762)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            441,262         (257,046)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             42,500            69,513
   Net transfers (including fixed
     account).....................          5,018,086         4,362,888
   Contract charges...............          (112,240)          (66,008)
   Transfers for contract benefits
     and terminations.............        (1,416,478)         (647,603)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          3,531,868         3,718,790
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          3,973,130         3,461,744
NET ASSETS:
   Beginning of year..............          9,970,866         6,509,122
                                    -----------------  ----------------
   End of year....................  $      13,943,996  $      9,970,866
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     24,318,874  $    (12,128,346)  $     45,829,724  $    (17,653,457)
   Net realized gains (losses).....        63,003,910         69,032,529       194,851,918        172,389,292
   Change in unrealized gains
     (losses) on investments.......      (37,738,572)       (82,639,516)     (107,870,264)      (214,455,687)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        49,584,212       (25,735,333)       132,811,378       (59,719,852)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,330,977          4,132,193         7,717,010         12,634,886
   Net transfers (including fixed
     account)......................      (10,477,246)       (36,055,450)      (20,341,655)        (4,321,296)
   Contract charges................       (9,385,950)        (9,746,687)      (21,818,081)       (22,090,443)
   Transfers for contract benefits
     and terminations..............      (83,743,752)       (98,678,782)     (175,178,319)      (199,273,843)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (100,275,971)      (140,348,726)     (209,621,045)      (213,050,696)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (50,691,759)      (166,084,059)      (76,809,667)      (272,770,548)
NET ASSETS:
   Beginning of year...............     1,102,776,836      1,268,860,895     2,423,700,431      2,696,470,979
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,052,085,077  $   1,102,776,836  $  2,346,890,764  $   2,423,700,431
                                     ================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80      MSF METLIFE MID CAP STOCK INDEX
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     23,125,143  $    (19,040,806)  $       (39,836)  $        (49,527)
   Net realized gains (losses).....       170,021,329         85,979,912           417,589            517,212
   Change in unrealized gains
     (losses) on investments.......      (95,819,997)      (115,790,343)           445,856          (728,658)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        97,326,475       (48,851,237)           823,609          (260,973)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,739,568          5,711,993             5,422             45,943
   Net transfers (including fixed
     account)......................      (29,240,948)       (12,352,856)         (164,673)          1,029,447
   Contract charges................      (14,356,055)       (14,465,015)          (37,905)           (32,768)
   Transfers for contract benefits
     and terminations..............      (97,166,807)      (147,495,874)         (529,899)          (408,532)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (138,024,242)      (168,601,752)         (727,055)            634,090
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (40,697,767)      (217,452,989)            96,554            373,117
NET ASSETS:
   Beginning of year...............     1,583,646,939      1,801,099,928         5,875,895          5,502,778
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,542,949,172  $   1,583,646,939  $      5,972,449  $       5,875,895
                                     ================  =================  ================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         66,239  $        (48,140)  $      1,533,688  $      1,382,135
   Net realized gains (losses).....         3,141,226          3,767,691         5,531,875         2,715,546
   Change in unrealized gains
     (losses) on investments.......           909,688        (4,076,282)         (375,313)       (5,286,462)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,117,153          (356,731)         6,690,250       (1,188,781)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            17,662            130,481           397,700           403,428
   Net transfers (including fixed
     account)......................         7,171,853          1,466,251         (398,961)         (922,809)
   Contract charges................         (226,448)          (221,583)         (503,822)         (501,814)
   Transfers for contract benefits
     and terminations..............       (4,031,525)        (4,815,566)       (7,748,340)       (9,968,513)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         2,931,542        (3,440,417)       (8,253,423)      (10,989,708)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         7,048,695        (3,797,148)       (1,563,173)      (12,178,489)
NET ASSETS:
   Beginning of year...............        41,518,624         45,315,772        89,837,469       102,015,958
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     48,567,319  $      41,518,624  $     88,274,296  $     89,837,469
                                     ================  =================  ================  ================

                                               MSF MFS VALUE
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,854,504  $      2,780,843
   Net realized gains (losses).....        16,641,522        31,972,747
   Change in unrealized gains
     (losses) on investments.......         2,956,087      (36,871,830)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        21,452,113       (2,118,240)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           832,780         1,173,615
   Net transfers (including fixed
     account)......................       (3,326,671)       (4,727,034)
   Contract charges................       (1,496,641)       (1,466,714)
   Transfers for contract benefits
     and terminations..............      (10,964,645)      (13,280,017)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,955,177)      (18,300,150)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,496,936      (20,418,390)
NET ASSETS:
   Beginning of year...............       172,254,488       192,672,878
                                     ----------------  ----------------
   End of year.....................  $    178,751,424  $    172,254,488
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,497  $         57,763  $      (447,536)  $      (509,978)
   Net realized gains (losses)....          (52,242)          (36,555)         1,287,981         1,420,840
   Change in unrealized gains
     (losses) on investments......            12,825         (171,688)         5,616,483       (1,181,992)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (13,920)         (150,480)         6,456,928         (271,130)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               602            20,971           120,449           142,592
   Net transfers (including fixed
     account).....................           105,887           703,715       (1,094,040)       (1,074,008)
   Contract charges...............          (29,166)          (22,989)         (190,213)         (190,227)
   Transfers for contract benefits
     and terminations.............         (114,190)         (559,420)       (2,846,597)       (3,815,078)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,867)           142,277       (4,010,401)       (4,936,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (50,787)           (8,203)         2,446,527       (5,207,851)
NET ASSETS:
   Beginning of year..............         2,544,806         2,553,009        40,330,154        45,538,005
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,494,019  $      2,544,806  $     42,776,681  $     40,330,154
                                    ================  ================  ================  ================

                                                                                 MSF T. ROWE PRICE
                                          MSF RUSSELL 2000 INDEX                 LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (25,166)  $       (38,992)   $      (873,949)  $      (983,448)
   Net realized gains (losses)....           291,580           418,154          8,314,534        15,311,614
   Change in unrealized gains
     (losses) on investments......           481,874         (702,482)        (7,564,472)       (8,590,497)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           748,288         (323,320)          (123,887)         5,737,669
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,179            25,271             93,911           223,437
   Net transfers (including fixed
     account).....................           555,382            23,730            924,344       (3,249,247)
   Contract charges...............          (32,992)          (30,578)          (268,417)         (276,287)
   Transfers for contract benefits
     and terminations.............         (582,598)         (363,696)        (4,417,259)       (5,321,229)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,029)         (345,273)        (3,667,421)       (8,623,326)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           710,259         (668,593)        (3,791,308)       (2,885,657)
NET ASSETS:
   Beginning of year..............         4,560,702         5,229,295         63,119,491        66,005,148
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      5,270,961  $      4,560,702   $     59,328,183  $     63,119,491
                                    ================  ================   ================  ================

                                            MSF T. ROWE PRICE               MSF VAN ECK GLOBAL NATURAL
                                            SMALL CAP GROWTH                         RESOURCES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (147,009)  $      (163,662)  $       (15,374)  $       (31,948)
   Net realized gains (losses)....         1,602,695         1,492,642         (356,749)         (212,002)
   Change in unrealized gains
     (losses) on investments......         (399,917)       (1,166,465)         1,837,043       (1,290,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,769           162,515         1,464,920       (1,534,593)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,836            24,794             4,876            29,112
   Net transfers (including fixed
     account).....................         1,541,125         (122,045)         (729,921)         1,072,509
   Contract charges...............          (30,891)          (30,010)          (51,041)          (47,576)
   Transfers for contract benefits
     and terminations.............         (468,864)         (592,362)         (199,800)         (278,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,056,206         (719,623)         (975,886)           776,027
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,111,975         (557,108)           489,034         (758,566)
NET ASSETS:
   Beginning of year..............        11,167,946        11,725,054         3,455,455         4,214,021
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,279,921  $     11,167,946  $      3,944,489  $      3,455,455
                                    ================  ================  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,279,613  $        239,767
   Net realized gains (losses)....           245,455             2,451
   Change in unrealized gains
     (losses) on investments......         5,920,820         (495,378)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,445,888         (253,160)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,093             8,889
   Net transfers (including fixed
     account).....................       194,878,650           268,564
   Contract charges...............         (537,086)          (25,457)
   Transfers for contract benefits
     and terminations.............      (12,249,602)         (459,000)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       182,460,055         (207,004)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       189,905,943         (460,164)
NET ASSETS:
   Beginning of year..............         6,971,544         7,431,708
                                    ----------------  ----------------
   End of year....................  $    196,877,487  $      6,971,544
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT                 PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,946  $         22,229  $        201,568  $        236,347
   Net realized gains (losses)....          (10,240)           (3,602)          (12,610)           117,498
   Change in unrealized gains
     (losses) on investments......          (47,104)          (97,195)           358,858         (527,273)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (12,398)          (78,568)           547,816         (173,428)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           211,811            12,131            11,071            21,665
   Net transfers (including fixed
     account).....................         (550,343)           297,215         (201,550)          (12,236)
   Contract charges...............          (52,200)          (50,454)          (23,707)          (25,805)
   Transfers for contract benefits
     and terminations.............         (766,165)         (556,261)         (404,282)         (708,567)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,156,897)         (297,369)         (618,468)         (724,943)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,169,295)         (375,937)          (70,652)         (898,371)
NET ASSETS:
   Beginning of year..............         5,873,926         6,249,863         5,486,232         6,384,603
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,704,631  $      5,873,926  $      5,415,580  $      5,486,232
                                    ================  ================  ================  ================


                                         PIMCO VIT LOW DURATION              PUTNAM VT EQUITY INCOME
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (6,909)  $        163,406  $        172,741  $        148,426
   Net realized gains (losses)....          (12,959)            19,873         1,286,804         1,440,347
   Change in unrealized gains
     (losses) on investments......             4,738         (289,348)           916,812       (2,473,149)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (15,130)         (106,069)         2,376,357         (884,376)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,140             5,334            13,236            29,397
   Net transfers (including fixed
     account).....................           526,320           642,277         (350,359)         (748,801)
   Contract charges...............          (36,363)          (35,515)          (53,699)          (56,735)
   Transfers for contract benefits
     and terminations.............         (619,117)         (810,122)       (2,075,541)       (2,785,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (78,020)         (198,026)       (2,466,363)       (3,561,487)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (93,150)         (304,095)          (90,006)       (4,445,863)
NET ASSETS:
   Beginning of year..............         8,388,727         8,692,822        20,986,060        25,431,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      8,295,577  $      8,388,727  $     20,896,054  $     20,986,060
                                    ================  ================  ================  ================


                                       PUTNAM VT MULTI-CAP GROWTH            RUSSELL AGGRESSIVE EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (9,021)  $       (15,328)  $        (6,758)  $       (10,392)
   Net realized gains (losses)....           244,460           142,889           (1,102)           153,346
   Change in unrealized gains
     (losses) on investments......         (117,898)         (155,616)           202,565         (252,603)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           117,541          (28,055)           194,705         (109,649)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,543            29,094                --                --
   Net transfers (including fixed
     account).....................          (67,078)          (25,642)           (7,418)          (58,198)
   Contract charges...............           (1,507)           (1,550)             (393)             (414)
   Transfers for contract benefits
     and terminations.............         (107,552)         (160,581)          (78,778)         (156,685)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (146,594)         (158,679)          (86,589)         (215,297)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (29,053)         (186,734)           108,116         (324,946)
NET ASSETS:
   Beginning of year..............         1,949,587         2,136,321         1,208,068         1,533,014
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      1,920,534  $      1,949,587  $      1,316,184  $      1,208,068
                                    ================  ================  ================  ================


                                             RUSSELL CORE BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016             2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         10,419  $         59,410
   Net realized gains (losses)....           190,100            89,937
   Change in unrealized gains
     (losses) on investments......          (89,715)         (241,848)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           110,804          (92,501)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,360             3,360
   Net transfers (including fixed
     account).....................          (64,470)            95,956
   Contract charges...............           (1,125)           (1,218)
   Transfers for contract benefits
     and terminations.............         (563,591)         (632,091)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (625,826)         (533,993)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (515,022)         (626,494)
NET ASSETS:
   Beginning of year..............         5,832,706         6,459,200
                                    ----------------  ----------------
   End of year....................  $      5,317,684  $      5,832,706
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                    RUSSELL GLOBAL REAL ESTATE SECURITIES       RUSSELL MULTI-STYLE EQUITY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                    --------------------------------------  -------------------------------------
                                           2016                2015               2016                2015
                                    ------------------  -----------------   -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           19,054  $           1,903   $        (24,688)  $         (45,655)
   Net realized gains (losses)....               7,594             52,204             542,272             917,877
   Change in unrealized gains
      (losses) on investments.....            (22,935)           (59,973)              87,911           (871,781)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........               3,713            (5,866)             605,495                 441
                                    ------------------  -----------------   -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 126                126                 504                 504
   Net transfers (including fixed
      account)....................               1,493           (86,450)           (210,254)           (511,958)
   Contract charges...............               (135)              (137)             (2,010)             (2,085)
   Transfers for contract benefits
      and terminations............           (333,966)           (60,195)           (504,007)           (913,533)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (332,482)          (146,656)           (715,767)         (1,427,072)
                                    ------------------  -----------------   -----------------  ------------------
      Net increase (decrease)
        in net assets.............           (328,769)          (152,522)           (110,272)         (1,426,631)
NET ASSETS:
   Beginning of year..............             871,485          1,024,007           7,171,525           8,598,156
                                    ------------------  -----------------   -----------------  ------------------
   End of year....................  $          542,716  $         871,485   $       7,061,253  $        7,171,525
                                    ==================  =================   =================  ==================

                                              RUSSELL NON-U.S.
                                                 SUB-ACCOUNT
                                    ------------------------------------
                                           2016               2015
                                    -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          46,068  $         (6,825)
   Net realized gains (losses)....            (2,617)             38,329
   Change in unrealized gains
      (losses) on investments.....           (20,863)           (84,770)
                                    -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             22,588           (53,266)
                                    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                210                210
   Net transfers (including fixed
      account)....................              2,093           (25,346)
   Contract charges...............              (706)              (794)
   Transfers for contract benefits
      and terminations............          (179,336)          (345,423)
                                    -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (177,739)          (371,353)
                                    -----------------  -----------------
      Net increase (decrease)
        in net assets.............          (155,151)          (424,619)
NET ASSETS:
   Beginning of year..............          2,661,460          3,086,079
                                    -----------------  -----------------
   End of year....................  $       2,506,309  $       2,661,460
                                    =================  =================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         PIMCO Variable Insurance Trust ("PIMCO VIT")
Deutsche Variable Series II ("Deutsche II")                Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Russell Investment Funds ("Russell")
Franklin Templeton Variable Insurance Products Trust
   ("FTVIPT")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

American Funds Global Growth Sub-Account                   MIST MetLife Asset Allocation 100 Sub-Account
American Funds Global Small Capitalization                 MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                             MIST MetLife Multi-Index Targeted Risk Sub-Account
American Funds Growth Sub-Account                          MIST MetLife Small Cap Value Sub-Account (a)
Deutsche II Government & Agency Securities                 MIST MFS Research International Sub-Account (a)
   Sub-Account                                             MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
Fidelity VIP Equity-Income Sub-Account (a)                 MIST Oppenheimer Global Equity Sub-Account (a)
Fidelity VIP Growth Opportunities Sub-Account              MIST PanAgora Global Diversified Risk Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)               MIST PIMCO Inflation Protected Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)          MIST PIMCO Total Return Sub-Account (a)
MIST AB Global Dynamic Allocation Sub-Account              MIST Pyramis Government Income Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset          MIST Pyramis Managed Risk Sub-Account
   Plus Sub-Account                                        MIST Schroders Global Multi-Asset Sub-Account
MIST American Funds Balanced Allocation                    MIST SSGA Growth and Income ETF Sub-Account
   Sub-Account                                             MIST SSGA Growth ETF Sub-Account
MIST American Funds Growth Allocation Sub-Account          MIST T. Rowe Price Large Cap Value Sub-Account (a)
MIST American Funds Growth Sub-Account                     MIST T. Rowe Price Mid Cap Growth Sub-Account (a)
MIST American Funds Moderate Allocation                    MSF Baillie Gifford International Stock Sub-Account (a)
   Sub-Account                                             MSF Barclays Aggregate Bond Index Sub-Account
MIST AQR Global Risk Balanced Sub-Account                  MSF BlackRock Bond Income Sub-Account (a)
MIST BlackRock Global Tactical Strategies                  MSF BlackRock Capital Appreciation Sub-Account
   Sub-Account                                             MSF BlackRock Ultra-Short Term Bond Sub-Account (a)
MIST BlackRock High Yield Sub-Account                      MSF Frontier Mid Cap Growth Sub-Account
MIST Clarion Global Real Estate Sub-Account (a)            MSF Jennison Growth Sub-Account (a)
MIST ClearBridge Aggressive Growth Sub-Account (a)         MSF Loomis Sayles Small Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account               MSF Met/Artisan Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account              MSF Met/Dimensional International Small Company
MIST Invesco Balanced-Risk Allocation Sub-Account            Sub-Account
MIST Invesco Comstock Sub-Account                          MSF Met/Wellington Core Equity Opportunities
MIST Invesco Mid Cap Value Sub-Account (a)                   Sub-Account (a)
MIST Invesco Small Cap Growth Sub-Account (a)              MSF MetLife Asset Allocation 20 Sub-Account
MIST JPMorgan Core Bond Sub-Account                        MSF MetLife Asset Allocation 40 Sub-Account
MIST JPMorgan Global Active Allocation                     MSF MetLife Asset Allocation 60 Sub-Account
   Sub-Account                                             MSF MetLife Asset Allocation 80 Sub-Account
MIST JPMorgan Small Cap Value Sub-Account                  MSF MetLife Mid Cap Stock Index Sub-Account
MIST Loomis Sayles Global Markets Sub-Account              MSF MetLife Stock Index Sub-Account (a)
MIST Met/Aberdeen Emerging Markets Equity                  MSF MFS Total Return Sub-Account (a)
   Sub-Account (a)                                         MSF MFS Value Sub-Account
MIST Met/Eaton Vance Floating Rate Sub-Account             MSF MSCI EAFE Index Sub-Account
MIST Met/Franklin Low Duration Total Return                MSF Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                             MSF Russell 2000 Index Sub-Account
MIST Met/Templeton International Bond Sub-Account          MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Met/Wellington Large Cap Research                     MSF T. Rowe Price Small Cap Growth Sub-Account (a)
   Sub-Account                                             MSF Van Eck Global Natural Resources Sub-Account

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF Western Asset Management Strategic Bond              Putnam VT Multi-Cap Growth Sub-Account (a)
   Opportunities Sub-Account (a)                         Russell Aggressive Equity Sub-Account
MSF Western Asset Management U.S. Government             Russell Core Bond Sub-Account
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
PIMCO VIT High Yield Sub-Account                         Russell Multi-Style Equity Sub-Account
PIMCO VIT Low Duration Sub-Account                       Russell Non-U.S. Sub-Account
Putnam VT Equity Income Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) MFS Emerging Markets Equity Portfolio           (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                   -------------   --------------    --------------   --------------
     American Funds Global Growth Sub-Account....................      4,345,661       91,201,807        13,274,151        9,495,091
     American Funds Global Small Capitalization Sub-Account......      1,284,130       23,832,482         5,868,577        2,648,791
     American Funds Growth Sub-Account...........................      1,956,559      101,008,804        14,145,773       14,889,056
     Deutsche II Government & Agency Securities Sub-Account......         27,266          328,221            18,400           68,993
     Fidelity VIP Equity-Income Sub-Account......................        276,751        5,817,968           939,858          507,878
     Fidelity VIP Growth Opportunities Sub-Account...............          3,838           76,592             3,482            5,709
     FTVIPT Templeton Foreign VIP Sub-Account....................      1,493,862       21,186,178         1,117,479        2,215,901
     Invesco V.I. International Growth Sub-Account...............        152,149        4,239,928           432,924          799,706
     MIST AB Global Dynamic Allocation Sub-Account...............      2,652,779       28,469,961         2,842,832        4,569,853
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................         35,893          379,398            91,377           50,491
     MIST American Funds Balanced Allocation Sub-Account.........     23,195,161      206,753,973        31,606,134       24,254,202
     MIST American Funds Growth Allocation Sub-Account...........     27,141,486      236,050,839        34,877,912       25,358,149
     MIST American Funds Growth Sub-Account......................      3,141,522       29,250,801         9,497,133        4,912,893
     MIST American Funds Moderate Allocation Sub-Account.........     11,156,923      101,371,883        13,607,649       11,600,756
     MIST AQR Global Risk Balanced Sub-Account...................      1,087,554       11,579,066           872,511        1,923,343
     MIST BlackRock Global Tactical Strategies Sub-Account.......      5,894,200       60,014,171         8,876,084        8,162,725
     MIST BlackRock High Yield Sub-Account.......................      1,888,958       15,280,978         1,802,509        2,717,857
     MIST Clarion Global Real Estate Sub-Account.................      2,690,370       32,122,624         2,292,667        4,183,329
     MIST ClearBridge Aggressive Growth Sub-Account..............      5,506,713       50,259,583         2,813,694       14,697,659
     MIST Goldman Sachs Mid Cap Value Sub-Account................      1,380,263       18,137,863         1,891,165        1,754,787
     MIST Harris Oakmark International Sub-Account...............      4,577,571       65,143,285         6,832,814        7,582,054
     MIST Invesco Balanced-Risk Allocation Sub-Account...........      1,553,454       15,997,629         2,425,355        3,541,780
     MIST Invesco Comstock Sub-Account...........................      7,831,652       83,286,046        12,230,147       14,273,197
     MIST Invesco Mid Cap Value Sub-Account......................      8,827,695      161,747,349        11,035,135       17,580,277
     MIST Invesco Small Cap Growth Sub-Account...................      3,665,258       51,931,420         9,455,058        7,028,877
     MIST JPMorgan Core Bond Sub-Account.........................      1,272,886       13,293,124         2,236,704        3,158,609
     MIST JPMorgan Global Active Allocation Sub-Account..........      1,348,298       14,813,659         2,089,178        1,699,240
     MIST JPMorgan Small Cap Value Sub-Account...................        512,366        7,119,007         1,131,082        1,312,889
     MIST Loomis Sayles Global Markets Sub-Account...............        757,118        9,650,183         1,463,386        3,470,016
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account.......      4,351,881       44,345,898         2,671,838        6,761,728
     MIST Met/Eaton Vance Floating Rate Sub-Account..............        334,933        3,448,083           748,329          924,381
     MIST Met/Franklin Low Duration Total Return Sub-Account.....      3,166,258       31,310,718         3,030,131        4,502,434
     MIST Met/Templeton International Bond Sub-Account...........        475,470        5,369,476           466,602          520,129
     MIST Met/Wellington Large Cap Research Sub-Account..........        578,713        5,909,684         1,292,819        1,022,216
     MIST MetLife Asset Allocation 100 Sub-Account...............     13,381,958      128,573,736        25,286,622       23,915,742
     MIST MetLife Balanced Plus Sub-Account......................     11,574,843      122,409,535         9,441,911       11,215,705
     MIST MetLife Multi-Index Targeted Risk Sub-Account..........        491,379        5,925,612         1,657,439        1,900,076
     MIST MetLife Small Cap Value Sub-Account....................      3,052,025       43,891,445         2,995,679        7,499,934
     MIST MFS Research International Sub-Account.................      9,791,711      109,975,042         3,503,007        8,709,784
     MIST Morgan Stanley Mid Cap Growth Sub-Account..............      3,498,636       33,680,320         1,214,993        4,857,517
     MIST Oppenheimer Global Equity Sub-Account..................      2,161,581       36,429,855         3,413,443        3,611,932
     MIST PanAgora Global Diversified Risk Sub-Account...........        104,975        1,135,271         1,263,015          214,725
     MIST PIMCO Inflation Protected Bond Sub-Account.............      8,311,521       89,663,650         2,001,436        9,037,459
     MIST PIMCO Total Return Sub-Account.........................     34,344,644      398,498,109        17,080,588       43,422,426
     MIST Pyramis Government Income Sub-Account..................        548,335        5,930,776         2,734,235        2,032,098
     MIST Pyramis Managed Risk Sub-Account.......................        651,370        7,113,314           600,248        1,351,714
     MIST Schroders Global Multi-Asset Sub-Account...............        651,870        7,188,390           855,693        1,909,819
     MIST SSGA Growth and Income ETF Sub-Account.................     12,404,955      136,371,880        12,112,961       14,233,702
     MIST SSGA Growth ETF Sub-Account............................      4,108,233       44,849,145         4,687,560        5,592,269
     MIST T. Rowe Price Large Cap Value Sub-Account..............     16,181,322      405,035,729        80,977,978       74,915,928
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      7,366,706       66,988,963        14,484,395       11,509,097
     MSF Baillie Gifford International Stock Sub-Account.........      1,506,686       14,718,734           708,814        2,192,753
     MSF Barclays Aggregate Bond Index Sub-Account...............        566,828        6,155,657         2,943,949        2,408,489
     MSF BlackRock Bond Income Sub-Account.......................        896,039       94,480,437        12,375,970       11,737,158
     MSF BlackRock Capital Appreciation Sub-Account..............        290,655        7,480,619         1,150,780        1,432,352

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   ------------------------------   -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                       SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    -------------   -------------    --------------
     MSF BlackRock Ultra-Short Term Bond Sub-Account.............        661,005       66,104,699      30,984,463       37,086,255
     MSF Frontier Mid Cap Growth Sub-Account.....................        279,598        8,242,413       1,162,945        1,167,923
     MSF Jennison Growth Sub-Account.............................      8,779,415      108,312,682      17,412,905       16,165,363
     MSF Loomis Sayles Small Cap Growth Sub-Account..............      1,236,473       13,022,285       2,001,854        1,539,828
     MSF Met/Artisan Mid Cap Value Sub-Account...................        157,592       34,108,913       4,634,896        4,587,520
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................        367,865        5,021,992       2,429,718        1,547,487
     MSF Met/Wellington Core Equity Opportunities Sub-Account....      8,954,083      256,191,411      96,076,495       28,480,038
     MSF MetLife Asset Allocation 20 Sub-Account.................      1,315,476       14,512,358      12,708,635        8,333,972
     MSF MetLife Asset Allocation 40 Sub-Account.................     93,518,680    1,126,309,419     111,907,854      117,732,631
     MSF MetLife Asset Allocation 60 Sub-Account.................    200,760,550    2,551,599,346     290,605,594      240,021,166
     MSF MetLife Asset Allocation 80 Sub-Account.................    120,542,909    1,667,514,302     231,712,433      164,063,880
     MSF MetLife Mid Cap Stock Index Sub-Account.................        322,490        5,324,551       1,102,189        1,465,326
     MSF MetLife Stock Index Sub-Account.........................      1,094,290       38,649,131      11,097,966        6,100,150
     MSF MFS Total Return Sub-Account............................        524,399       72,058,212       7,082,558       10,070,173
     MSF MFS Value Sub-Account...................................     11,806,577      167,909,003      22,169,911       19,529,257
     MSF MSCI EAFE Index Sub-Account.............................        213,901        2,633,140         619,794          631,179
     MSF Neuberger Berman Genesis Sub-Account....................      2,025,370       29,087,931         724,595        5,182,550
     MSF Russell 2000 Index Sub-Account..........................        267,566        4,635,344       1,416,147        1,216,409
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      2,983,679       53,236,077      10,599,538        7,797,427
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        647,237       10,793,867       3,264,503          913,592
     MSF Van Eck Global Natural Resources Sub-Account............        365,574        4,446,305         349,055        1,340,323
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................     14,790,159      191,197,938     203,971,498       20,231,599
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................        402,802        4,827,053         816,744        1,928,697
     PIMCO VIT High Yield Sub-Account............................        698,791        5,293,476         616,467        1,033,382
     PIMCO VIT Low Duration Sub-Account..........................        810,120        8,398,567       1,049,608        1,134,540
     Putnam VT Equity Income Sub-Account.........................        885,806       12,732,195         786,142        2,718,001
     Putnam VT Multi-Cap Growth Sub-Account......................         57,875        1,264,384         242,846          218,557
     Russell Aggressive Equity Sub-Account.......................         86,535        1,170,370          63,982          156,691
     Russell Core Bond Sub-Account...............................        525,464        5,427,317         545,822        1,008,415
     Russell Global Real Estate Securities Sub-Account...........         38,766          575,485          80,926          377,429
     Russell Multi-Style Equity Sub-Account......................        413,423        6,297,696         676,107          972,085
     Russell Non-U.S. Sub-Account................................        224,781        2,494,346         180,513          312,198


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        AMERICAN FUNDS                AMERICAN FUNDS                 AMERICAN FUNDS
                                         GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION              GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2016            2015           2016           2015            2016           2015
                                 -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........      2,439,297      2,751,181        661,511         715,805         452,298        514,976
Units issued and transferred
   from other funding options..        196,171        115,002         57,550          74,179          20,646         18,977
Units redeemed and transferred
   to other funding options....      (310,243)      (426,886)       (90,128)       (128,473)        (60,482)       (81,655)
                                 -------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............      2,325,225      2,439,297        628,933         661,511         412,462        452,298
                                 =============  =============  =============  ==============  ==============  =============


                                    DEUTSCHE II GOVERNMENT &             FIDELITY VIP                   FIDELITY VIP
                                        AGENCY SECURITIES                EQUITY-INCOME              GROWTH OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015            2016           2015            2016           2015
                                 --------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........          20,500          22,588         237,912        281,896          7,249           8,443
Units issued and transferred
   from other funding options..             585           1,733          24,290          5,384             60               8
Units redeemed and transferred
   to other funding options....         (3,777)         (3,821)        (21,341)       (49,368)          (268)         (1,202)
                                 --------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............          17,308          20,500         240,861        237,912          7,041           7,249
                                 ==============  ==============  ==============  =============  =============  ==============

                                       FTVIPT TEMPLETON                 INVESCO V.I.              MIST AB GLOBAL DYNAMIC
                                          FOREIGN VIP               INTERNATIONAL GROWTH                ALLOCATION
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2016           2015            2016           2015           2016            2015
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      1,344,591       1,411,437         248,546        263,969      2,509,143      2,654,329
Units issued and transferred
   from other funding options..         58,789         109,161          21,140         26,230        233,440        154,736
Units redeemed and transferred
   to other funding options....      (156,161)       (176,007)        (38,920)       (41,653)      (405,269)      (299,922)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      1,247,219       1,344,591         230,766        248,546      2,337,314      2,509,143
                                 =============  ==============  ==============  =============  =============  =============


                                 MIST ALLIANZ GLOBAL INVESTORS        MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                   DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016           2015             2016           2015            2016           2015
                                 --------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year........         325,715        158,597      17,709,534      19,698,968      19,442,122     20,467,140
Units issued and transferred
   from other funding options..          89,793        189,367       1,077,545         919,386         934,737      1,708,418
Units redeemed and transferred
   to other funding options....        (46,605)       (22,249)     (1,964,184)     (2,908,820)     (2,053,278)    (2,733,436)
                                 --------------  -------------   -------------  --------------  --------------  -------------
Units end of year..............         368,903        325,715      16,822,895      17,709,534      18,323,581     19,442,122
                                 ==============  =============   =============  ==============  ==============  =============

                                      MIST AMERICAN FUNDS          MIST AMERICAN FUNDS                  MIST AQR
                                            GROWTH                 MODERATE ALLOCATION            GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ------------------------------
                                      2016           2015          2016           2015            2016            2015
                                 -------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year........      2,207,865      2,298,588      8,704,425      9,534,377       1,002,811       1,180,403
Units issued and transferred
   from other funding options..        208,845        354,560        451,582        313,603          97,426         140,416
Units redeemed and transferred
   to other funding options....      (388,382)      (445,283)      (871,774)    (1,143,555)       (182,991)       (318,008)
                                 -------------  -------------  -------------  -------------  --------------  --------------
Units end of year..............      2,028,328      2,207,865      8,284,233      8,704,425         917,246       1,002,811
                                 =============  =============  =============  =============  ==============  ==============


                                       MIST BLACKROCK                  MIST BLACKROCK               MIST CLARION GLOBAL
                                 GLOBAL TACTICAL STRATEGIES              HIGH YIELD                     REAL ESTATE
                                         SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ------------------------------  ----------------------------
                                     2016           2015            2016            2015            2016           2015
                                 -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year........      5,126,239      5,433,425         577,469         609,988      1,794,608      2,046,417
Units issued and transferred
   from other funding options..        364,688        525,278          94,107          55,030        142,490        119,627
Units redeemed and transferred
   to other funding options....      (730,985)      (832,464)       (159,414)        (87,549)      (248,107)      (371,436)
                                 -------------  -------------  --------------  --------------  -------------  -------------
Units end of year..............      4,759,942      5,126,239         512,162         577,469      1,688,991      1,794,608
                                 =============  =============  ==============  ==============  =============  =============

                                      MIST CLEARBRIDGE                MIST GOLDMAN                 MIST HARRIS OAKMARK
                                      AGGRESSIVE GROWTH            SACHS MID CAP VALUE                INTERNATIONAL
                                         SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2016           2015           2016           2015            2016            2015
                                 -------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year........      6,631,372      7,869,613        722,802        808,735       2,612,481      2,546,821
Units issued and transferred
   from other funding options..        411,865        472,117         47,450         59,017         179,153        526,430
Units redeemed and transferred
   to other funding options....    (1,215,256)    (1,710,358)       (89,380)      (144,950)       (384,985)      (460,770)
                                 -------------  -------------  -------------  -------------  --------------  -------------
Units end of year..............      5,827,981      6,631,372        680,872        722,802       2,406,649      2,612,481
                                 =============  =============  =============  =============  ==============  =============


                                   MIST INVESCO BALANCED-RISK
                                           ALLOCATION                MIST INVESCO COMSTOCK     MIST INVESCO MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2016            2015            2016           2015          2016           2015
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........      14,933,512      16,687,571      6,794,241      7,316,140      4,441,107      4,980,428
Units issued and transferred
   from other funding options..       2,528,998       2,096,835        326,921        572,166        241,333        179,498
Units redeemed and transferred
   to other funding options....     (3,537,534)     (3,850,894)    (1,035,251)    (1,094,065)      (587,738)      (718,819)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............      13,924,976      14,933,512      6,085,911      6,794,241      4,094,702      4,441,107
                                 ==============  ==============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                         MIST INVESCO                  MIST JPMORGAN                MIST JPMORGAN
                                       SMALL CAP GROWTH                  CORE BOND            GLOBAL ACTIVE ALLOCATION
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,013,774      2,146,901      1,289,783      1,276,456     11,943,206     10,177,694
Units issued and transferred
   from other funding options..         96,541        206,964        245,940        287,379      1,530,938      3,280,055
Units redeemed and transferred
   to other funding options....      (318,462)      (340,091)      (343,405)      (274,052)    (1,523,216)    (1,514,543)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,791,853      2,013,774      1,192,318      1,289,783     11,950,928     11,943,206
                                 =============  =============  =============  =============  =============  =============


                                         MIST JPMORGAN             MIST LOOMIS SAYLES              MIST MET/ABERDEEN
                                        SMALL CAP VALUE              GLOBAL MARKETS             EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        405,607        445,880        792,857        864,355      4,322,870      4,494,197
Units issued and transferred
   from other funding options..         37,600         30,983         66,901        103,967        443,695        681,968
Units redeemed and transferred
   to other funding options....       (72,890)       (71,256)      (208,129)      (175,465)      (827,061)      (853,295)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        370,317        405,607        651,629        792,857      3,939,504      4,322,870
                                 =============  =============  =============  =============  =============  =============

                                         MIST MET/EATON                MIST MET/FRANKLIN            MIST MET/TEMPLETON
                                       VANCE FLOATING RATE         LOW DURATION TOTAL RETURN        INTERNATIONAL BOND
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2016            2015            2016           2015           2016           2015
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         325,945         375,721       3,199,892      3,042,569        363,028        375,394
Units issued and transferred
   from other funding options..          65,486          31,260         392,039        776,237         52,206         49,285
Units redeemed and transferred
   to other funding options....        (89,085)        (81,036)       (598,841)      (618,914)       (53,779)       (61,651)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         302,346         325,945       2,993,090      3,199,892        361,455        363,028
                                 ==============  ==============  ==============  =============  =============  =============


                                      MIST MET/WELLINGTON           MIST METLIFE ASSET
                                      LARGE CAP RESEARCH              ALLOCATION 100           MIST METLIFE BALANCED PLUS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                      2016           2015           2016           2015            2016           2015
                                 -------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year........        440,038        469,413     10,516,473      11,741,945      9,868,677      10,108,081
Units issued and transferred
   from other funding options..         43,222         37,462        250,939         248,704        556,160         857,190
Units redeemed and transferred
   to other funding options....       (62,147)       (66,837)    (1,535,777)     (1,474,176)      (984,318)     (1,096,594)
                                 -------------  -------------  -------------  --------------  -------------  --------------
Units end of year..............        421,113        440,038      9,231,635      10,516,473      9,440,519       9,868,677
                                 =============  =============  =============  ==============  =============  ==============

                                        MIST METLIFE
                                         MULTI-INDEX                   MIST METLIFE               MIST MFS RESEARCH
                                        TARGETED RISK                 SMALL CAP VALUE               INTERNATIONAL
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,142,871        632,711      1,932,375      2,229,469      6,494,721      7,049,593
Units issued and transferred
   from other funding options..        982,330      2,709,109        108,911        125,691        385,163        490,895
Units redeemed and transferred
   to other funding options....    (1,327,765)      (198,949)      (337,372)      (422,785)      (745,662)    (1,045,767)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,797,436      3,142,871      1,703,914      1,932,375      6,134,222      6,494,721
                                 =============  =============  =============  =============  =============  =============



                                     MIST MORGAN STANLEY              MIST OPPENHEIMER               MIST PANAGORA
                                       MID CAP GROWTH                   GLOBAL EQUITY           GLOBAL DIVERSIFIED RISK
                                         SUB-ACCOUNT                     SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2016           2015            2016            2015           2016          2015
                                 -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year........      3,072,912      3,399,968       2,485,407      2,653,328         83,104         88,081
Units issued and transferred
   from other funding options..        200,437        165,461         139,765        233,677      1,225,382         30,973
Units redeemed and transferred
   to other funding options....      (373,529)      (492,517)       (249,219)      (401,598)      (284,240)       (35,950)
                                 -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..............      2,899,820      3,072,912       2,375,953      2,485,407      1,024,246         83,104
                                 =============  =============  ==============  =============  =============  =============

                                          MIST PIMCO                    MIST PIMCO                  MIST PYRAMIS
                                   INFLATION PROTECTED BOND            TOTAL RETURN               GOVERNMENT INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      5,839,782      6,336,733     22,440,680     24,952,895        467,757        451,201
Units issued and transferred
   from other funding options..        380,898        500,649      1,532,515      1,366,625        264,074        172,219
Units redeemed and transferred
   to other funding options....      (792,044)      (997,600)    (3,276,585)    (3,878,840)      (208,579)      (155,663)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,428,636      5,839,782     20,696,610     22,440,680        523,252        467,757
                                 =============  =============  =============  =============  =============  =============


                                         MIST PYRAMIS                MIST SCHRODERS                    MIST SSGA
                                         MANAGED RISK              GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        693,897        515,673      6,949,271      7,987,625      9,555,148     10,537,079
Units issued and transferred
   from other funding options..         64,517        273,307        565,681        921,965        175,447        242,278
Units redeemed and transferred
   to other funding options....      (127,041)       (95,083)    (1,515,603)    (1,960,319)      (949,036)    (1,224,209)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        631,373        693,897      5,999,349      6,949,271      8,781,559      9,555,148
                                 =============  =============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST SSGA                 MIST T. ROWE PRICE           MIST T. ROWE PRICE
                                         GROWTH ETF                   LARGE CAP VALUE              MID CAP GROWTH
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016           2015            2016           2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      3,298,669      3,836,551      6,924,886      7,848,070      4,314,401      4,901,860
Units issued and transferred
   from other funding options..         77,060        208,983        190,182        217,068        328,230        316,900
Units redeemed and transferred
   to other funding options....      (365,337)      (746,865)      (960,137)    (1,140,252)      (725,023)      (904,359)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      3,010,392      3,298,669      6,154,931      6,924,886      3,917,608      4,314,401
                                 =============  =============  =============  =============  =============  =============


                                     MSF BAILLIE GIFFORD               MSF BARCLAYS                   MSF BLACKROCK
                                     INTERNATIONAL STOCK           AGGREGATE BOND INDEX                BOND INCOME
                                         SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                     2016           2015           2016            2015            2016          2015
                                 -------------  -------------  -------------  --------------  -------------  -------------

Units beginning of year........      1,337,151      1,494,334        333,816         288,515      1,351,726      1,410,212
Units issued and transferred
   from other funding options..         79,941        112,718        194,433         213,098        241,861        147,883
Units redeemed and transferred
   to other funding options....      (193,767)      (269,901)      (166,579)       (167,797)      (254,125)      (206,369)
                                 -------------  -------------  -------------  --------------  -------------  -------------
Units end of year..............      1,223,325      1,337,151        361,670         333,816      1,339,462      1,351,726
                                 =============  =============  =============  ==============  =============  =============


                                         MSF BLACKROCK                 MSF BLACKROCK                MSF FRONTIER
                                     CAPITAL APPRECIATION          ULTRA-SHORT TERM BOND           MID CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,769,864      1,975,533      7,501,150      8,144,077        451,098        512,550
Units issued and transferred
   from other funding options..         37,560         49,019      3,947,368      3,798,595         17,119         20,042
Units redeemed and transferred
   to other funding options....      (364,411)      (254,688)    (4,477,482)    (4,441,522)       (63,974)       (81,494)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,443,013      1,769,864      6,971,036      7,501,150        404,243        451,098
                                 =============  =============  =============  =============  =============  =============


                                                                       MSF LOOMIS
                                         MSF JENNISON                 SAYLES SMALL                  MSF MET/ARTISAN
                                            GROWTH                     CAP GROWTH                    MID CAP VALUE
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      7,555,728      8,732,588        821,988        920,263      1,752,245      1,977,751
Units issued and transferred
   from other funding options..        399,910        306,769         52,757         55,456         64,648         77,017
Units redeemed and transferred
   to other funding options....    (1,149,115)    (1,483,629)      (108,288)      (153,731)      (233,782)      (302,523)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,806,523      7,555,728        766,457        821,988      1,583,111      1,752,245
                                 =============  =============  =============  =============  =============  =============

                                      MSF MET/DIMENSIONAL
                                         INTERNATIONAL               MSF MET/WELLINGTON                 MSF METLIFE
                                         SMALL COMPANY            CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016            2015           2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........        190,177         177,587       8,189,551      9,536,001        717,455         459,058
Units issued and transferred
   from other funding options..        112,380          41,656       1,980,773        144,994        885,103         629,030
Units redeemed and transferred
   to other funding options....       (80,877)        (29,066)     (1,162,495)    (1,491,444)      (634,960)       (370,633)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............        221,680         190,177       9,007,829      8,189,551        967,598         717,455
                                 =============  ==============  ==============  =============  =============  ==============



                                          MSF METLIFE                    MSF METLIFE                    MSF METLIFE
                                      ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016           2015            2016           2015            2016           2015
                                 -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year........     75,171,316      84,501,252     155,063,013    168,298,033    102,900,180     113,396,391
Units issued and transferred
   from other funding options..      1,463,519       1,437,310       2,299,734      3,842,198      1,551,054       2,699,816
Units redeemed and transferred
   to other funding options....    (8,204,593)    (10,767,246)    (15,580,329)   (17,077,218)   (10,414,102)    (13,196,027)
                                 -------------  --------------  --------------  -------------  -------------  --------------
Units end of year..............     68,430,242      75,171,316     141,782,418    155,063,013     94,037,132     102,900,180
                                 =============  ==============  ==============  =============  =============  ==============

                                          MSF METLIFE                   MSF METLIFE
                                      MID CAP STOCK INDEX               STOCK INDEX             MSF MFS TOTAL RETURN
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        238,711        215,497      2,202,886      2,387,218      2,072,502      2,313,121
Units issued and transferred
   from other funding options..         27,735         67,320        476,403        222,657         58,174         66,115
Units redeemed and transferred
   to other funding options....       (60,246)       (44,106)      (336,427)      (406,989)      (246,754)      (306,734)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        206,200        238,711      2,342,862      2,202,886      1,883,922      2,072,502
                                 =============  =============  =============  =============  =============  =============


                                            MSF MFS                     MSF MSCI                     MSF NEUBERGER
                                             VALUE                     EAFE INDEX                   BERMAN GENESIS
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,742,392      7,443,156        192,876        186,586      1,787,234      2,001,920
Units issued and transferred
   from other funding options..        343,026        291,884         50,080         83,280         55,694         74,448
Units redeemed and transferred
   to other funding options....      (881,255)      (992,648)       (51,996)       (76,990)      (220,742)      (289,134)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      6,204,163      6,742,392        190,960        192,876      1,622,186      1,787,234
                                 =============  =============  =============  =============  =============  =============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                                     MSF T. ROWE PRICE            MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH             SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        190,582        206,428      2,826,823      3,204,113        354,053        375,563
Units issued and transferred
   from other funding options..         51,042         36,441        269,706        327,989         57,570         14,696
Units redeemed and transferred
   to other funding options....       (57,087)       (52,287)      (448,213)      (705,279)       (28,314)       (36,206)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        184,537        190,582      2,648,316      2,826,823        383,309        354,053
                                 =============  =============  =============  =============  =============  =============


                                                                     MSF WESTERN ASSET             MSF WESTERN ASSET
                                      MSF VAN ECK GLOBAL                MANAGEMENT                    MANAGEMENT
                                       NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES         U.S. GOVERNMENT
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  -----------------------------  ----------------------------
                                      2016           2015           2016           2015           2016           2015
                                 -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year........        369,982        301,045        242,504        247,927         346,447        363,586
Units issued and transferred
   from other funding options..         50,758        154,630      6,612,742         31,610          92,763         49,971
Units redeemed and transferred
   to other funding options....      (124,329)       (85,693)      (710,685)       (37,033)       (157,563)       (67,110)
                                 -------------  -------------  -------------  -------------   -------------  -------------
Units end of year..............        296,411        369,982      6,144,561        242,504         281,647        346,447
                                 =============  =============  =============  =============   =============  =============

                                           PIMCO VIT                     PIMCO VIT                    PUTNAM VT
                                          HIGH YIELD                   LOW DURATION                 EQUITY INCOME
                                          SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2016           2015          2016            2015          2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        276,491        311,582        568,417        580,004        784,971        910,786
Units issued and transferred
   from other funding options..         17,905         27,012         68,868         65,867          3,346         11,920
Units redeemed and transferred
   to other funding options....       (48,186)       (62,103)       (71,184)       (77,454)       (93,086)      (137,735)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        246,210        276,491        566,101        568,417        695,231        784,971
                                 =============  =============  =============  =============  =============  =============


                                           PUTNAM VT                     RUSSELL                        RUSSELL
                                       MULTI-CAP GROWTH             AGGRESSIVE EQUITY                  CORE BOND
                                          SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2016            2015           2016          2015            2016           2015
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         91,294         98,391         63,858         74,169        299,764        326,880
Units issued and transferred
   from other funding options..          2,514          4,349          3,206          2,253         15,699          7,675
Units redeemed and transferred
   to other funding options....        (9,549)       (11,446)        (7,606)       (12,564)       (46,654)       (34,791)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         84,259         91,294         59,458         63,858        268,809        299,764
                                 =============  =============  =============  =============  =============  =============

                                                RUSSELL                          RUSSELL                          RUSSELL
                                     GLOBAL REAL ESTATE SECURITIES         MULTI-STYLE EQUITY                    NON-U.S.
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                    -------------------------------  -------------------------------  ------------------------------
                                         2016             2015            2016             2015            2016            2015
                                    --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year...........          24,060           27,947         360,251          430,624         162,224         183,050
Units issued and transferred
   from other funding options.....             934              187           8,527           14,671           7,762           5,777
Units redeemed and transferred
   to other funding options.......        (10,245)          (4,074)        (43,647)         (85,044)        (18,639)        (26,603)
                                    --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year.................          14,749           24,060         325,131          360,251         151,347         162,224
                                    ==============  ===============  ==============  ===============  ==============  ==============


          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2016:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  American Funds Global          2016     2,325,225     36.46 - 45.71     103,643,942
     Growth Sub-Account          2015     2,439,297     36.93 - 45.77     108,934,361
                                 2014     2,751,181     35.19 - 43.13     115,995,281
                                 2013     2,956,878     35.06 - 42.47     122,929,858
                                 2012     3,288,744     27.66 - 33.12     106,822,886

  American Funds Global Small    2016       628,933     33.37 - 41.36      25,322,977
     Capitalization Sub-Account  2015       661,511     33.31 - 40.82      26,320,768
                                 2014       715,805     33.86 - 41.02      28,663,774
                                 2013       749,861     33.79 - 40.47      29,677,012
                                 2012       834,626     26.85 - 31.78      25,978,567

  American Funds Growth          2016       412,462   228.20 - 333.19     130,932,854
     Sub-Account                 2015       452,298   212.42 - 306.61     132,364,951
                                 2014       514,976   202.60 - 289.09     142,491,652
                                 2013       574,333   190.29 - 268.43     147,932,755
                                 2012       647,004   149.07 - 207.87     129,432,083

  Deutsche II Government &       2016        17,308     16.70 - 17.78         306,704
     Agency Securities           2015        20,500     16.80 - 17.82         363,287
     Sub-Account                 2014        22,588     17.11 - 18.08         406,056
                                 2013        27,802     16.55 - 17.41         482,012
                                 2012        38,203     17.38 - 18.21         693,006

  Fidelity VIP Equity-Income     2016       240,861     20.48 - 91.99       5,954,992
     Sub-Account                 2015       237,912     17.72 - 79.17       5,093,334
                                 2014       281,896     18.84 - 83.76       6,294,477
                                 2013       284,993     17.68 - 78.22       6,033,100
                                 2012       296,910     14.08 - 61.99       5,082,102

  Fidelity VIP Growth            2016         7,041     16.93 - 17.02         119,170
     Opportunities Sub-Account   2015         7,249     17.11 - 17.20         124,010
                                 2014         8,443     16.43 - 16.52         138,688
                                 2013         8,546     14.85 - 14.93         126,880
                                 2012        10,011     10.92 - 10.98         109,300

  FTVIPT Templeton Foreign       2016     1,247,219     13.71 - 35.70      20,418,848
     VIP Sub-Account             2015     1,344,591     13.03 - 33.74      20,859,605
                                 2014     1,411,437     14.19 - 36.56      23,774,489
                                 2013     1,554,373     16.25 - 41.67      30,101,114
                                 2012     1,747,933     13.46 - 34.33      28,052,934

  Invesco V.I. International     2016       230,766     14.02 - 29.85       4,956,521
     Growth Sub-Account          2015       248,546     14.20 - 30.45       5,437,676
                                 2014       263,969     14.66 - 31.68       5,988,396
                                 2013       283,154     14.74 - 32.07       6,558,263
                                 2012       317,002     12.49 - 27.37       6,259,165

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Global          2016      0.91          0.75 - 1.90      (1.27) - (0.13)
     Growth Sub-Account          2015      0.98          0.75 - 1.90          4.92 - 6.14
                                 2014      1.15          0.75 - 1.90          0.39 - 1.55
                                 2013      1.23          0.75 - 1.90        26.75 - 28.21
                                 2012      0.89          0.75 - 1.90        20.24 - 21.64

  American Funds Global Small    2016      0.25          0.75 - 1.90          0.18 - 1.34
     Capitalization Sub-Account  2015        --          0.75 - 1.90      (1.62) - (0.48)
                                 2014      0.12          0.75 - 1.90          0.20 - 1.36
                                 2013      0.87          0.75 - 1.90        25.87 - 27.32
                                 2012      1.34          0.75 - 1.90        15.94 - 17.29

  American Funds Growth          2016      0.76          0.75 - 1.90          7.43 - 8.67
     Sub-Account                 2015      0.58          0.75 - 1.90          4.85 - 6.06
                                 2014      0.78          0.75 - 1.90          6.47 - 7.70
                                 2013      0.92          0.75 - 1.90        27.65 - 29.13
                                 2012      0.79          0.75 - 1.90        15.66 - 17.01

  Deutsche II Government &       2016      3.06          1.40 - 1.80      (0.65) - (0.25)
     Agency Securities           2015      2.88          1.40 - 1.80      (1.81) - (1.41)
     Sub-Account                 2014      2.34          1.40 - 1.80          3.42 - 3.83
                                 2013      3.03          1.40 - 1.80      (4.77) - (4.39)
                                 2012      3.93          1.40 - 1.80          1.08 - 1.49

  Fidelity VIP Equity-Income     2016      2.25          1.30 - 1.90        15.49 - 16.38
     Sub-Account                 2015      2.77          1.30 - 1.90      (6.04) - (5.30)
                                 2014      2.71          1.30 - 1.90          6.44 - 7.21
                                 2013      2.29          1.30 - 1.90        25.42 - 26.37
                                 2012      2.95          1.30 - 1.90        14.84 - 15.67

  Fidelity VIP Growth            2016      0.33                 1.40               (1.06)
     Opportunities Sub-Account   2015      0.17                 1.40                 4.14
                                 2014      0.23                 1.40                10.64
                                 2013      0.29                 1.40                35.98
                                 2012      0.41                 1.40                17.94

  FTVIPT Templeton Foreign       2016      2.00          0.85 - 1.90          5.16 - 6.58
     VIP Sub-Account             2015      3.24          0.85 - 1.90      (8.25) - (7.10)
                                 2014      1.91          0.85 - 1.90    (12.81) - (11.64)
                                 2013      2.41          0.85 - 1.90        20.66 - 22.23
                                 2012      3.07          0.85 - 1.90        16.00 - 17.59

  Invesco V.I. International     2016      1.24          0.85 - 1.90      (2.57) - (1.29)
     Growth Sub-Account          2015      1.35          0.85 - 1.90      (4.45) - (3.17)
                                 2014      1.41          0.85 - 1.90      (1.79) - (0.52)
                                 2013      1.09          0.85 - 1.90        16.48 - 18.01
                                 2012      1.34          0.85 - 1.90        13.07 - 14.55

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MIST AB Global Dynamic         2016      2,337,314    11.94 - 12.89      29,737,529
     Allocation Sub-Account      2015      2,509,143    11.77 - 12.54      31,148,630
     (Commenced 1/3/2012)        2014      2,654,329    11.95 - 12.56      33,083,814
                                 2013      2,343,122    11.37 - 11.79      27,463,161
                                 2012      2,054,165    10.44 - 10.68      21,873,079

  MIST Allianz Global Investors  2016        368,903      1.01 - 1.04         376,122
     Dynamic Multi-Asset         2015        325,715      1.01 - 1.03         330,206
     Plus Sub-Account            2014        158,597      1.04 - 1.05         165,190
     (Commenced 4/28/2014)

  MIST American Funds            2016     16,822,895    12.63 - 13.71     224,761,044
     Balanced Allocation         2015     17,709,534    11.98 - 12.89     223,038,172
     Sub-Account                 2014     19,698,968    12.34 - 13.15     253,918,639
                                 2013     20,252,050    11.90 - 12.56     250,188,184
                                 2012     22,206,090    10.27 - 10.74     235,164,571

  MIST American Funds Growth     2016     18,323,581    12.68 - 13.90     248,344,539
     Allocation Sub-Account      2015     19,442,122    11.92 - 12.92     245,750,884
                                 2014     20,467,140    12.29 - 13.19     264,823,495
                                 2013     20,846,163    11.83 - 12.56     257,567,705
                                 2012     22,492,160     9.68 - 10.17     225,771,481

  MIST American Funds Growth     2016      2,028,328    14.24 - 15.60      30,849,664
     Sub-Account                 2015      2,207,865    13.36 - 14.48      31,283,615
                                 2014      2,298,588    12.84 - 13.78      31,030,886
                                 2013      2,337,771    12.15 - 12.90      29,652,918
                                 2012      2,590,163     9.59 - 10.07      25,736,857

  MIST American Funds            2016      8,284,233    12.35 - 13.36     107,998,955
     Moderate Allocation         2015      8,704,425    11.80 - 12.64     107,696,619
     Sub-Account                 2014      9,534,377    12.15 - 12.90     120,682,614
                                 2013      9,940,708    11.71 - 12.32     120,520,419
                                 2012     11,686,297    10.54 - 11.00     126,809,368

  MIST AQR Global Risk           2016        917,246    10.34 - 11.23       9,918,414
     Balanced Sub-Account        2015      1,002,811     9.70 - 10.38      10,103,496
     (Commenced 1/3/2012)        2014      1,180,403    10.96 - 11.57      13,331,418
                                 2013      1,320,863    10.78 - 11.21      14,540,600
                                 2012      1,382,713    11.40 - 11.69      16,016,430

  MIST BlackRock Global          2016      4,759,942    11.37 - 12.31      57,468,349
     Tactical Strategies         2015      5,126,239    11.10 - 11.88      59,888,787
     Sub-Account                 2014      5,433,425    11.36 - 11.98      64,277,237
     (Commenced 1/3/2012)        2013      5,138,582    10.96 - 11.40      58,089,937
                                 2012      4,283,793    10.18 - 10.41      44,438,080

  MIST BlackRock High Yield      2016        512,162    23.90 - 32.10      14,337,055
     Sub-Account                 2015        577,469    21.44 - 28.38      14,342,425
                                 2014        609,988    22.84 - 29.80      16,004,507
                                 2013        669,873    22.60 - 29.06      17,263,570
                                 2012        677,325    21.13 - 26.78      16,244,048

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST AB Global Dynamic         2016      1.58         0.75 - 2.10           1.44 - 2.82
     Allocation Sub-Account      2015      3.29         0.75 - 2.10       (1.51) - (0.17)
     (Commenced 1/3/2012)        2014      1.82         0.75 - 2.10           5.12 - 6.55
                                 2013      1.26         0.75 - 2.10          8.84 - 10.32
                                 2012      0.06         0.75 - 2.10           2.93 - 9.26

  MIST Allianz Global Investors  2016      0.05         0.75 - 1.80           0.18 - 1.23
     Dynamic Multi-Asset         2015      1.57         0.75 - 1.75       (2.70) - (1.72)
     Plus Sub-Account            2014      0.71         0.75 - 1.90           4.02 - 4.83
     (Commenced 4/28/2014)

  MIST American Funds            2016      1.62         1.30 - 2.25           5.41 - 6.42
     Balanced Allocation         2015      1.41         1.30 - 2.25       (2.91) - (1.99)
     Sub-Account                 2014      1.27         1.30 - 2.25           3.69 - 4.68
                                 2013      1.38         1.30 - 2.25         15.90 - 17.00
                                 2012      1.69         1.30 - 2.25         10.99 - 12.06

  MIST American Funds Growth     2016      1.29         1.30 - 2.35           6.43 - 7.55
     Allocation Sub-Account      2015      1.31         1.30 - 2.35       (3.06) - (2.04)
                                 2014      1.02         1.30 - 2.35           3.92 - 5.01
                                 2013      1.03         1.30 - 2.35         22.20 - 23.49
                                 2012      1.21         1.30 - 2.35         13.45 - 14.65

  MIST American Funds Growth     2016      0.29         1.30 - 2.35           6.57 - 7.69
     Sub-Account                 2015      0.85         1.30 - 2.35           4.02 - 5.12
                                 2014      0.55         1.30 - 2.35           5.67 - 6.79
                                 2013      0.44         1.30 - 2.35         26.77 - 28.11
                                 2012      0.32         1.30 - 2.35         14.67 - 15.89

  MIST American Funds            2016      1.91         1.30 - 2.20           4.68 - 5.63
     Moderate Allocation         2015      1.48         1.30 - 2.20       (2.89) - (2.01)
     Sub-Account                 2014      1.45         1.30 - 2.20           3.79 - 4.72
                                 2013      1.67         1.30 - 2.20         11.05 - 12.05
                                 2012      2.05         1.30 - 2.20           8.42 - 9.40

  MIST AQR Global Risk           2016        --         0.75 - 2.20           6.59 - 8.15
     Balanced Sub-Account        2015      5.65         0.75 - 2.20     (11.54) - (10.25)
     (Commenced 1/3/2012)        2014        --         0.75 - 2.20           1.73 - 3.22
                                 2013      2.19         0.75 - 2.20       (5.49) - (4.11)
                                 2012      0.01         0.75 - 2.20           3.10 - 9.73

  MIST BlackRock Global          2016      1.46         0.75 - 2.15           2.21 - 3.65
     Tactical Strategies         2015      1.55         0.75 - 2.20       (2.28) - (0.85)
     Sub-Account                 2014      1.09         0.75 - 2.20           3.61 - 5.12
     (Commenced 1/3/2012)        2013      1.30         0.75 - 2.20           7.91 - 9.48
                                 2012        --         0.75 - 2.10           2.75 - 8.32

  MIST BlackRock High Yield      2016      6.53         0.75 - 2.20         11.50 - 13.13
     Sub-Account                 2015      7.94         0.75 - 2.20       (6.14) - (4.76)
                                 2014      5.93         0.75 - 2.20           1.05 - 2.52
                                 2013      6.41         0.75 - 2.20           6.95 - 8.52
                                 2012      6.62         0.75 - 2.20         13.99 - 15.67

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2016     1,688,991    16.34 - 27.28      31,167,299
     Estate Sub-Account         2015     1,794,608    16.56 - 27.35      33,355,379
                                2014     2,046,417    17.18 - 28.08      39,064,246
                                2013     2,239,020    15.36 - 25.05      38,352,561
                                2012     2,350,735    15.19 - 24.49      39,516,123

  MIST ClearBridge Aggressive   2016     5,827,981    12.13 - 20.57      84,280,301
     Growth Sub-Account         2015     6,631,372    11.98 - 20.25      94,887,012
                                2014     7,869,613    12.66 - 21.35     118,710,076
                                2013     7,836,411    10.80 - 18.18     101,728,824
                                2012     8,735,126     7.52 - 12.63      79,321,095

  MIST Goldman Sachs Mid Cap    2016       680,872    21.64 - 24.72      15,941,919
     Value Sub-Account          2015       722,802    19.57 - 22.12      15,223,734
                                2014       808,735    22.05 - 24.66      19,070,600
                                2013       926,551    19.93 - 22.07      19,638,139
                                2012     1,049,942    15.38 - 16.85      17,068,463

  MIST Harris Oakmark           2016     2,406,649    22.67 - 26.17      59,096,362
     International Sub-Account  2015     2,612,481    21.44 - 24.51      60,470,847
                                2014     2,546,821    22.97 - 26.00      63,128,946
                                2013     2,725,021    24.93 - 27.96      72,879,342
                                2012     2,920,101    19.54 - 21.71      60,795,216

  MIST Invesco Balanced-Risk    2016    13,924,976      1.10 - 1.18      15,907,275
     Allocation Sub-Account     2015    14,933,512      1.01 - 1.06      15,481,955
     (Commenced 4/30/2012)      2014    16,687,571      1.07 - 1.12      18,299,573
                                2013    18,674,457      1.04 - 1.06      19,667,126
                                2012    17,553,531      1.04 - 1.05      18,405,844

  MIST Invesco Comstock         2016     6,085,911    16.14 - 19.45     114,185,355
     Sub-Account                2015     6,794,241    14.08 - 16.71     109,742,916
                                2014     7,316,140    15.33 - 17.90     126,997,201
                                2013     8,126,377    14.36 - 16.50     130,402,734
                                2012     8,705,476    10.86 - 12.28     104,439,830

  MIST Invesco Mid Cap Value    2016     4,094,702    33.48 - 44.34     167,288,439
     Sub-Account                2015     4,441,107    29.63 - 38.68     159,124,999
                                2014     4,980,428    33.28 - 42.81     198,152,216
                                2013     5,724,070    31.03 - 39.34     210,304,023
                                2012     6,573,235    24.34 - 30.42     187,671,582

  MIST Invesco Small Cap        2016     1,791,853    16.62 - 28.72      47,404,585
     Growth Sub-Account         2015     2,013,774    15.09 - 26.11      48,601,568
                                2014     2,146,901    15.52 - 26.91      53,534,493
                                2013     2,535,916    14.55 - 25.27      59,587,334
                                2012     2,729,300    10.50 - 18.26      46,464,081

  MIST JPMorgan Core Bond       2016     1,192,318    10.27 - 11.16      12,983,344
     Sub-Account                2015     1,289,783    10.28 - 11.06      13,976,305
                                2014     1,276,456    10.46 - 11.15      13,974,606
                                2013     1,182,573    10.18 - 10.75      12,506,234
                                2012     1,511,689    10.74 - 11.23      16,737,665

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2016      2.10         0.75 - 2.25         (1.37) - 0.12
     Estate Sub-Account         2015      3.85         0.75 - 2.25       (3.60) - (2.14)
                                2014      1.61         0.75 - 2.25         10.75 - 12.42
                                2013      6.92         0.75 - 2.35           1.14 - 2.77
                                2012      2.07         0.75 - 2.35         23.05 - 25.04

  MIST ClearBridge Aggressive   2016      0.42         0.75 - 2.35           0.30 - 1.91
     Growth Sub-Account         2015      0.23         0.75 - 2.35       (6.27) - (4.75)
                                2014      0.14         0.75 - 2.35         16.13 - 18.00
                                2013      0.25         0.75 - 2.35         42.22 - 44.51
                                2012      0.04         0.75 - 2.35         15.74 - 17.62

  MIST Goldman Sachs Mid Cap    2016      0.84         1.30 - 2.35         10.55 - 11.72
     Value Sub-Account          2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                                2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94
                                2012      0.60         1.30 - 2.35         15.36 - 16.58

  MIST Harris Oakmark           2016      2.13         1.30 - 2.35           5.67 - 6.78
     International Sub-Account  2015      3.10         1.30 - 2.35       (6.74) - (5.76)
                                2014      2.40         1.30 - 2.35       (7.98) - (7.01)
                                2013      2.48         1.30 - 2.35         27.46 - 28.80
                                2012      1.64         1.30 - 2.35         26.24 - 27.58

  MIST Invesco Balanced-Risk    2016      0.15         0.75 - 2.20          9.29 - 10.88
     Allocation Sub-Account     2015      2.82         0.75 - 2.20       (6.29) - (4.92)
     (Commenced 4/30/2012)      2014        --         0.75 - 2.20           3.28 - 4.79
                                2013        --         0.75 - 2.20         (0.36) - 1.10
                                2012      0.57         0.75 - 2.20           3.13 - 4.14

  MIST Invesco Comstock         2016      2.53         0.75 - 2.35         14.57 - 16.42
     Sub-Account                2015      2.86         0.75 - 2.35       (8.16) - (6.67)
                                2014      0.94         0.75 - 2.35           6.77 - 8.50
                                2013      1.08         0.75 - 2.35         32.25 - 34.38
                                2012      1.29         0.75 - 2.35         15.67 - 17.54

  MIST Invesco Mid Cap Value    2016      0.67         0.75 - 2.20         12.99 - 14.80
     Sub-Account                2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52
                                2012      0.47         0.75 - 2.20         12.19 - 14.02

  MIST Invesco Small Cap        2016        --         1.30 - 2.35          8.85 - 10.17
     Growth Sub-Account         2015      0.01         1.30 - 2.35       (3.99) - (2.79)
                                2014        --         1.30 - 2.35           5.40 - 6.68
                                2013      0.24         1.30 - 2.35         36.92 - 38.58
                                2012        --         1.30 - 2.35         15.47 - 16.85

  MIST JPMorgan Core Bond       2016      2.70         1.30 - 2.25         (0.04) - 0.91
     Sub-Account                2015      2.32         1.30 - 2.25       (1.75) - (0.81)
                                2014      1.41         1.30 - 2.25           2.75 - 3.73
                                2013      0.28         1.30 - 2.25       (4.95) - (4.05)
                                2012      2.52         1.30 - 2.25           2.57 - 3.55

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2016    11,950,928      1.18 - 1.26      14,777,253
     Allocation Sub-Account      2015    11,943,206      1.17 - 1.24      14,519,235
     (Commenced 4/30/2012)       2014    10,177,694      1.19 - 1.23      12,428,836
                                 2013     9,103,629      1.13 - 1.16      10,517,817
                                 2012     7,003,217      1.04 - 1.05       7,371,189

  MIST JPMorgan Small Cap        2016       370,317    22.09 - 25.26       9,191,747
     Value Sub-Account           2015       405,607    17.25 - 19.50       7,786,967
                                 2014       445,880    18.99 - 21.23       9,322,634
                                 2013       471,677    18.55 - 20.49       9,530,735
                                 2012       515,860    14.22 - 15.53       7,917,855

  MIST Loomis Sayles Global      2016       651,629    16.04 - 17.95      11,273,406
     Markets Sub-Account         2015       792,857    15.68 - 17.35      13,296,474
                                 2014       864,355    15.85 - 17.37      14,577,450
                                 2013       919,133    15.69 - 17.00      15,197,549
                                 2012     1,042,691    13.71 - 14.71      14,977,462

  MIST Met/Aberdeen Emerging     2016     3,939,504     8.62 - 17.24      38,793,731
     Markets Equity Sub-Account  2015     4,322,870     7.91 - 15.64      38,672,360
                                 2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583
                                 2012     4,605,777    11.09 - 21.16      56,184,457

  MIST Met/Eaton Vance           2016       302,346    10.95 - 11.74       3,446,358
     Floating Rate Sub-Account   2015       325,945    10.26 - 10.89       3,469,835
                                 2014       375,721    10.59 - 11.12       4,103,881
                                 2013       442,672    10.76 - 11.18       4,880,212
                                 2012       317,752    10.61 - 10.91       3,433,894

  MIST Met/Franklin Low          2016     2,993,090     9.52 - 10.34      30,300,971
     Duration Total Return       2015     3,199,892     9.43 - 10.10      31,741,708
     Sub-Account                 2014     3,042,569     9.70 - 10.24      30,718,840
                                 2013     2,753,599     9.82 - 10.21      27,817,040
                                 2012     1,766,562     9.92 - 10.16      17,845,860

  MIST Met/Templeton             2016       361,455    12.24 - 13.27       4,730,866
     International Bond          2015       363,028    12.36 - 13.25       4,753,496
     Sub-Account                 2014       375,394    13.13 - 13.93       5,173,631
                                 2013       406,707    13.21 - 13.88       5,578,711
                                 2012       400,203    13.32 - 13.84       5,481,320

  MIST Met/Wellington Large      2016       421,113    15.34 - 19.04       7,818,355
     Cap Research Sub-Account    2015       440,038    14.45 - 17.73       7,612,595
                                 2014       469,413    14.11 - 17.11       7,846,047
                                 2013       529,861    12.68 - 15.20       7,879,461
                                 2012       593,073     9.63 - 11.41       6,609,137

  MIST MetLife Asset             2016     9,231,635    14.38 - 18.46     154,829,188
     Allocation 100 Sub-Account  2015    10,516,473    13.38 - 17.07     164,241,529
                                 2014    11,741,945    13.85 - 17.55     190,098,691
                                 2013    13,877,565    13.36 - 16.82     217,076,586
                                 2012    14,537,359    10.46 - 13.09     178,338,412

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2016      2.12         0.75 - 2.15           0.71 - 2.13
     Allocation Sub-Account      2015      2.72         0.75 - 2.15         (1.25) - 0.14
     (Commenced 4/30/2012)       2014      1.09         0.75 - 2.15           4.70 - 6.18
                                 2013      0.09         0.75 - 2.20          8.57 - 10.16
                                 2012      0.64         0.75 - 2.20           3.12 - 4.13

  MIST JPMorgan Small Cap        2016      1.60         0.75 - 1.90         28.05 - 29.53
     Value Sub-Account           2015      1.13         0.75 - 1.90       (9.18) - (8.12)
                                 2014      0.88         0.75 - 1.90           2.41 - 3.59
                                 2013      0.49         0.75 - 1.90         30.40 - 31.91
                                 2012      0.64         0.75 - 1.90         13.18 - 14.49

  MIST Loomis Sayles Global      2016      1.77         1.30 - 2.35           2.34 - 3.42
     Markets Sub-Account         2015      1.57         1.30 - 2.35       (1.12) - (0.08)
                                 2014      2.02         1.30 - 2.35           1.06 - 2.13
                                 2013      2.37         1.30 - 2.35         14.41 - 15.62
                                 2012      2.34         1.30 - 2.35         14.20 - 15.41

  MIST Met/Aberdeen Emerging     2016      0.99         0.75 - 2.35          8.91 - 10.67
     Markets Equity Sub-Account  2015      1.84         0.75 - 2.35     (15.82) - (14.46)
                                 2014      0.85         0.75 - 2.35       (8.69) - (7.22)
                                 2013      1.08         0.75 - 2.35       (7.19) - (5.69)
                                 2012      0.76         0.75 - 2.35         16.12 - 18.00

  MIST Met/Eaton Vance           2016      3.98         1.30 - 2.35           6.73 - 7.86
     Floating Rate Sub-Account   2015      3.55         1.30 - 2.35       (3.14) - (2.12)
                                 2014      3.36         1.30 - 2.35       (1.60) - (0.57)
                                 2013      3.46         1.30 - 2.35           1.42 - 2.50
                                 2012      3.04         1.30 - 2.35           4.83 - 5.94

  MIST Met/Franklin Low          2016      2.95         0.75 - 2.20           0.89 - 2.36
     Duration Total Return       2015      3.03         0.75 - 2.20       (2.79) - (1.36)
     Sub-Account                 2014      2.11         0.75 - 2.20         (1.14) - 0.30
                                 2013      1.37         0.75 - 2.20         (1.04) - 0.40
                                 2012      1.86         0.75 - 2.20           2.11 - 3.61

  MIST Met/Templeton             2016        --         0.75 - 1.80         (0.92) - 0.12
     International Bond          2015      8.12         0.75 - 1.80       (5.87) - (4.88)
     Sub-Account                 2014      4.55         0.75 - 1.80         (0.66) - 0.38
                                 2013      1.99         0.75 - 1.80         (0.77) - 0.28
                                 2012      9.65         0.75 - 1.80         12.24 - 13.43

  MIST Met/Wellington Large      2016      2.21         0.75 - 1.90           6.15 - 7.38
     Cap Research Sub-Account    2015      0.73         0.75 - 1.90           2.45 - 3.63
                                 2014      0.72         0.75 - 1.90         11.28 - 12.57
                                 2013      1.19         0.75 - 1.90         31.65 - 33.17
                                 2012      0.95         0.75 - 1.90         11.18 - 12.47

  MIST MetLife Asset             2016      2.27         0.75 - 2.35           6.45 - 8.16
     Allocation 100 Sub-Account  2015      1.30         0.75 - 2.35       (4.28) - (2.74)
                                 2014      0.73         0.75 - 2.35           2.65 - 4.30
                                 2013      0.76         0.75 - 2.35         26.50 - 28.54
                                 2012      0.64         0.75 - 2.35         14.02 - 15.87

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MIST MetLife Balanced Plus         2016     9,440,519    12.22 - 13.38     124,545,194
     Sub-Account                     2015     9,868,677    11.54 - 12.44     121,397,195
     (Commenced 1/3/2012)            2014    10,108,081    12.39 - 13.07     130,987,679
                                     2013     9,766,619    11.55 - 12.01     116,669,137
                                     2012     7,650,490    10.33 - 10.58      80,785,959

  MIST MetLife Multi-Index           2016     2,797,436     1.19 - 12.53       5,881,726
     Targeted Risk Sub-Account       2015     3,142,871     1.16 - 12.10       5,960,197
     (Commenced 11/12/2012 and       2014       632,711     1.20 - 12.34       1,705,989
     began transactions in 2013)     2013       323,641     1.12 - 11.22         377,861

  MIST MetLife Small Cap             2016     1,703,914    25.74 - 33.37      48,205,759
     Value Sub-Account               2015     1,932,375    20.08 - 25.72      42,344,849
                                     2014     2,229,469    21.73 - 27.52      52,562,409
                                     2013     2,514,889    21.87 - 27.37      59,255,307
                                     2012     2,744,669    16.91 - 20.89      49,647,860

  MIST MFS Research                  2016     6,134,222    13.17 - 23.39      98,661,995
     International Sub-Account       2015     6,494,721    13.59 - 23.75     106,874,590
                                     2014     7,049,593    14.15 - 24.32     119,840,057
                                     2013     7,613,604    15.55 - 26.30     141,100,546
                                     2012     8,474,288    13.34 - 22.18     133,415,326

  MIST Morgan Stanley Mid Cap        2016     2,899,820    14.64 - 17.99      48,634,370
     Growth Sub-Account              2015     3,072,912    16.30 - 19.77      56,830,754
                                     2014     3,399,968    17.49 - 20.95      66,846,250
                                     2013     3,870,199    17.65 - 20.86      76,130,580
                                     2012     4,428,112    12.94 - 15.10      63,342,932

  MIST Oppenheimer Global            2016     2,375,953     1.20 - 29.34      41,464,839
     Equity Sub-Account              2015     2,485,407     1.21 - 29.49      44,037,305
                                     2014     2,653,328     1.18 - 28.59      47,270,650
                                     2013     2,701,413     1.16 - 28.20      51,152,278
                                     2012     1,019,300    18.63 - 22.35      21,942,397

  MIST PanAgora Global               2016     1,024,246      1.04 - 1.08       1,083,292
     Diversified Risk Sub-Account    2015        83,104      0.96 - 0.98          79,969
     (Commenced 4/28/2014)           2014        88,081      1.03 - 1.04          91,098

  MIST PIMCO Inflation               2016     5,428,636    12.81 - 15.94      80,538,491
     Protected Bond Sub-Account      2015     5,839,782    12.49 - 15.30      83,573,880
                                     2014     6,336,733    13.20 - 15.91      94,603,086
                                     2013     7,016,914    13.13 - 15.58     102,943,846
                                     2012     7,448,982    14.82 - 17.30     121,500,435

  MIST PIMCO Total Return            2016    20,696,610    15.62 - 20.23     382,284,408
     Sub-Account                     2015    22,440,680    15.57 - 19.84     408,353,492
                                     2014    24,952,895    15.92 - 19.95     459,097,636
                                     2013    28,505,547    15.63 - 19.26     508,804,270
                                     2012    31,210,077    16.29 - 19.76     572,578,074

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST MetLife Balanced Plus         2016      2.85         0.75 - 2.35          5.85 - 7.56
     Sub-Account                     2015      2.11         0.75 - 2.35      (6.32) - (4.80)
     (Commenced 1/3/2012)            2014      1.75         0.75 - 2.20          7.26 - 8.83
                                     2013      1.17         0.75 - 2.20        11.87 - 13.51
                                     2012        --         0.75 - 2.20         4.08 - 12.26

  MIST MetLife Multi-Index           2016      1.20         0.75 - 2.20          2.09 - 3.58
     Targeted Risk Sub-Account       2015      1.20         0.75 - 2.10      (3.26) - (1.95)
     (Commenced 11/12/2012 and       2014        --         0.75 - 2.10          6.99 - 8.44
     began transactions in 2013)     2013      0.40         0.75 - 1.95         4.18 - 12.10

  MIST MetLife Small Cap             2016      1.07         1.30 - 2.35        28.21 - 29.86
     Value Sub-Account               2015      0.10         1.30 - 2.35      (7.61) - (6.43)
                                     2014      0.05         1.30 - 2.35        (0.65) - 0.55
                                     2013      0.96         1.30 - 2.35        29.37 - 30.97
                                     2012        --         1.30 - 2.35        15.23 - 16.62

  MIST MFS Research                  2016      2.05         0.75 - 2.25      (3.08) - (1.51)
     International Sub-Account       2015      2.77         0.75 - 2.25      (3.96) - (2.33)
                                     2014      2.28         0.75 - 2.25      (9.02) - (7.52)
                                     2013      2.60         0.75 - 2.35        16.49 - 18.57
                                     2012      1.96         0.75 - 2.35        13.98 - 15.98

  MIST Morgan Stanley Mid Cap        2016        --         0.75 - 1.90     (10.18) - (9.05)
     Growth Sub-Account              2015        --         0.75 - 1.90      (6.81) - (5.59)
                                     2014      0.01         0.75 - 1.90        (0.89) - 0.43
                                     2013      0.65         0.75 - 1.90        36.41 - 38.12
                                     2012        --         0.75 - 1.90          7.21 - 8.62

  MIST Oppenheimer Global            2016      0.92         0.75 - 1.90      (1.66) - (0.52)
     Equity Sub-Account              2015      0.94         0.75 - 1.90          1.98 - 3.29
                                     2014      0.83         0.75 - 1.90          0.22 - 1.54
                                     2013      1.02         0.75 - 1.90        15.71 - 26.16
                                     2012      1.40         0.75 - 1.90        18.88 - 20.27

  MIST PanAgora Global               2016      4.77         0.75 - 2.15         8.76 - 10.29
     Diversified Risk Sub-Account    2015      0.51         0.75 - 1.70      (7.07) - (6.18)
     (Commenced 4/28/2014)           2014      0.42         0.75 - 1.70          3.37 - 4.04

  MIST PIMCO Inflation               2016        --         0.75 - 2.35          2.55 - 4.20
     Protected Bond Sub-Account      2015      4.93         0.75 - 2.35      (5.36) - (3.83)
                                     2014      1.54         0.75 - 2.35          0.50 - 2.12
                                     2013      2.16         0.75 - 2.35     (11.38) - (9.95)
                                     2012      3.02         0.75 - 2.35          6.58 - 8.31

  MIST PIMCO Total Return            2016      2.57         0.75 - 2.35          0.23 - 1.98
     Sub-Account                     2015      5.31         0.75 - 2.35      (2.32) - (0.57)
                                     2014      2.36         0.75 - 2.35          1.77 - 3.61
                                     2013      4.27         0.75 - 2.35      (4.19) - (2.55)
                                     2012      3.17         0.75 - 2.35          6.72 - 8.63

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST Pyramis Government      2016       523,252     10.33 - 11.21      5,762,899
     Income Sub-Account        2015       467,757     10.42 - 11.15      5,156,568
     (Commenced 1/3/2012)      2014       451,201     10.71 - 11.19      5,010,596
                               2013       438,370     10.11 - 10.48      4,570,971
                               2012       544,311     10.81 - 11.06      5,996,997

  MIST Pyramis Managed Risk    2016       631,373     11.23 - 11.85      7,288,771
     Sub-Account               2015       693,897     10.98 - 11.42      7,766,896
     (Commenced 4/29/2013)     2014       515,673     11.36 - 11.65      5,915,908
                               2013       331,304     10.69 - 10.80      3,558,035

  MIST Schroders Global        2016     5,999,349       1.21 - 1.29      7,548,570
     Multi-Asset Sub-Account   2015     6,949,271       1.17 - 1.23      8,392,160
     (Commenced 4/30/2012)     2014     7,987,625       1.21 - 1.25      9,869,799
                               2013     8,352,078       1.14 - 1.17      9,704,669
                               2012     5,045,943       1.06 - 1.07      5,397,219

  MIST SSGA Growth and Income  2016     8,781,559     13.87 - 16.33    136,702,524
     ETF Sub-Account           2015     9,555,148     13.41 - 15.56    142,277,778
                               2014    10,537,079     13.98 - 15.99    161,695,055
                               2013    11,486,433     13.50 - 15.22    168,487,815
                               2012    12,363,629     12.22 - 13.58    162,452,437

  MIST SSGA Growth ETF         2016     3,010,392     13.84 - 16.29     45,313,708
     Sub-Account               2015     3,298,669     13.24 - 15.36     47,115,565
                               2014     3,836,551     13.85 - 15.84     56,855,881
                               2013     4,117,987     13.44 - 15.14     58,808,947
                               2012     4,134,490     11.63 - 12.92     50,750,185

  MIST T. Rowe Price Large     2016     6,154,931    27.52 - 104.07    544,732,180
     Cap Value Sub-Account     2015     6,924,886     23.89 - 90.32    535,758,843
                               2014     7,848,070     24.91 - 94.21    637,621,963
                               2013     9,112,590     22.13 - 83.67    661,694,916
                               2012    10,675,620     16.64 - 62.93    586,755,456

  MIST T. Rowe Price Mid Cap   2016     3,917,608     16.49 - 20.38     71,915,683
     Growth Sub-Account        2015     4,314,401     15.88 - 19.35     75,659,023
                               2014     4,901,860     15.22 - 18.30     81,905,190
                               2013     5,748,937     13.81 - 16.36     86,470,627
                               2012     6,292,266     10.34 - 12.08     70,400,134

  MSF Baillie Gifford          2016     1,223,325      8.81 - 15.94     14,917,094
     International Stock       2015     1,337,151      8.59 - 15.30     15,812,446
     Sub-Account               2014     1,494,334      8.99 - 15.78     18,395,360
                               2013     1,512,891      9.52 - 16.46     19,482,882
                               2012       407,507      8.38 - 14.42      5,455,286

  MSF Barclays Aggregate Bond  2016       361,670      1.79 - 18.71      6,013,949
     Index Sub-Account         2015       333,816      1.77 - 18.47      5,532,608
                               2014       288,515      1.79 - 18.62      4,852,862
                               2013       216,740      1.71 - 17.79      3,330,462
                               2012       192,855     14.98 - 17.02      3,109,297

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST Pyramis Government      2016       2.00        0.75 - 2.20        (0.89) - 0.56
     Income Sub-Account        2015       2.21        0.75 - 2.20      (1.76) - (0.32)
     (Commenced 1/3/2012)      2014       2.52        0.75 - 1.95          5.48 - 6.75
                               2013       1.54        0.75 - 2.10      (6.50) - (5.23)
                               2012       0.01        0.75 - 2.10          1.07 - 2.37

  MIST Pyramis Managed Risk    2016       0.74        0.75 - 2.20          2.29 - 3.78
     Sub-Account               2015       0.75        0.75 - 2.20      (3.40) - (1.99)
     (Commenced 4/29/2013)     2014         --        0.75 - 2.20          6.28 - 7.83
                               2013       1.43        0.75 - 2.20          4.69 - 5.72

  MIST Schroders Global        2016       1.42        0.75 - 2.20          3.35 - 4.86
     Multi-Asset Sub-Account   2015       1.03        0.75 - 2.20      (3.04) - (1.62)
     (Commenced 4/30/2012)     2014       1.29        0.75 - 2.20          5.39 - 6.93
                               2013       0.01        0.75 - 2.20          7.72 - 9.29
                               2012       1.42        0.75 - 2.00          5.25 - 6.14

  MIST SSGA Growth and Income  2016       2.36        0.75 - 2.20          3.48 - 4.99
     ETF Sub-Account           2015       2.30        0.75 - 2.20      (4.10) - (2.70)
                               2014       2.26        0.75 - 2.20          3.51 - 5.02
                               2013       2.51        0.75 - 2.20        10.47 - 12.09
                               2012       2.36        0.75 - 2.20        10.38 - 12.00

  MIST SSGA Growth ETF         2016       2.16        0.75 - 2.20          4.55 - 6.08
     Sub-Account               2015       2.01        0.75 - 2.20      (4.44) - (3.04)
                               2014       1.88        0.75 - 2.20          3.09 - 4.59
                               2013       2.05        0.75 - 2.20        15.50 - 17.19
                               2012       1.95        0.75 - 2.20        12.52 - 14.17

  MIST T. Rowe Price Large     2016       2.87        0.75 - 2.35        13.25 - 15.22
     Cap Value Sub-Account     2015       1.59        0.75 - 2.35      (5.83) - (4.13)
                               2014       1.42        0.75 - 2.35        10.65 - 12.60
                               2013       1.63        0.75 - 2.35        30.67 - 32.96
                               2012       1.56        0.75 - 2.35        15.22 - 17.27

  MIST T. Rowe Price Mid Cap   2016         --        0.85 - 2.35          3.75 - 5.32
     Growth Sub-Account        2015         --        0.85 - 2.35          4.20 - 5.77
                               2014         --        0.85 - 2.35        10.16 - 11.82
                               2013       0.23        0.85 - 2.35        33.41 - 35.42
                               2012         --        0.85 - 2.35        11.03 - 12.72

  MSF Baillie Gifford          2016       1.40        0.85 - 2.35          2.61 - 4.16
     International Stock       2015       1.45        0.85 - 2.35      (4.44) - (3.00)
     Sub-Account               2014       1.24        0.85 - 2.35      (5.59) - (4.16)
                               2013       0.52        0.85 - 2.35         9.60 - 14.16
                               2012       1.11        0.85 - 1.90        17.11 - 18.35

  MSF Barclays Aggregate Bond  2016       2.61        0.75 - 2.20        (0.13) - 1.32
     Index Sub-Account         2015       2.75        0.75 - 2.20      (2.23) - (0.80)
                               2014       2.64        0.75 - 2.20          3.17 - 4.67
                               2013       3.04        0.75 - 2.20      (4.69) - (3.74)
                               2012       3.51        1.30 - 2.20          1.32 - 2.24

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Bond Income       2016     1,339,462    51.21 - 75.15      93,361,485
     Sub-Account                  2015     1,351,726    50.73 - 73.61      93,001,734
                                  2014     1,410,212    51.53 - 73.91      97,653,432
                                  2013     1,437,795    49.17 - 69.72      93,928,276
                                  2012     1,413,863    50.63 - 70.96      93,742,723

  MSF BlackRock Capital           2016     1,443,013     2.00 - 56.55       9,658,400
     Appreciation Sub-Account     2015     1,769,864     2.02 - 56.92      10,853,029
                                  2014     1,975,533     1.93 - 53.96      10,873,841
                                  2013     2,475,614     1.80 - 49.93      11,748,732
                                  2012     2,764,842     1.36 - 37.48       9,869,170

  MSF BlackRock Ultra-Short       2016     6,971,036     8.54 - 10.80      66,180,659
     Term Bond Sub-Account        2015     7,501,150     8.73 - 10.87      72,197,981
                                  2014     8,144,077     8.92 - 10.95      79,776,703
                                  2013     9,792,353     9.13 - 11.03      97,827,704
                                  2012    11,671,729     9.33 - 11.11     118,277,869

  MSF Frontier Mid Cap Growth     2016       404,243    18.44 - 20.80       7,999,144
     Sub-Account                  2015       451,098    17.73 - 20.04       8,635,312
     (Commenced 4/29/2013)        2014       512,550    17.69 - 19.79       9,719,764
                                  2013       595,060    16.33 - 18.08      10,360,655

  MSF Jennison Growth             2016     6,806,523     9.04 - 26.53     114,787,575
     Sub-Account                  2015     7,555,728     9.18 - 26.79     129,659,658
                                  2014     8,732,588     8.41 - 24.45     137,871,330
                                  2013    10,101,961     7.84 - 22.67     148,420,105
                                  2012    11,335,513     5.81 - 16.72     123,848,829

  MSF Loomis Sayles Small Cap     2016       766,457    16.71 - 20.02      14,417,183
     Growth Sub-Account           2015       821,988    16.06 - 19.02      14,739,169
                                  2014       920,263    16.14 - 18.89      16,437,900
                                  2013     1,040,645    16.30 - 18.86      18,599,238
                                  2012     1,207,677    11.19 - 12.80      14,713,432

  MSF Met/Artisan Mid Cap         2016     1,583,111    20.44 - 23.63      35,205,969
     Value Sub-Account            2015     1,752,245    17.04 - 19.51      32,306,647
                                  2014     1,977,751    19.30 - 21.88      41,046,463
                                  2013     2,247,174    19.41 - 21.81      46,665,594
                                  2012     2,399,851    14.54 - 16.18      37,104,282

  MSF Met/Dimensional             2016       221,680    19.54 - 22.00       4,598,162
     International Small Company  2015       190,177    18.87 - 20.94       3,794,658
     Sub-Account                  2014       177,587    18.24 - 19.95       3,407,349
                                  2013       180,142    19.99 - 21.54       3,758,039
                                  2012       132,829    16.05 - 17.01       2,209,316

  MSF Met/Wellington Core         2016     9,007,829    18.10 - 64.18     254,395,534
     Equity Opportunities         2015     8,189,551    17.28 - 58.38     186,920,427
     Sub-Account                  2014     9,536,001    17.28 - 57.51     215,500,540
                                  2013    11,167,683    16.00 - 52.46     231,721,832
                                  2012    12,607,989    12.26 - 39.59     199,635,905

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Bond Income       2016      3.02         0.75 - 1.90           0.93 - 2.10
     Sub-Account                  2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                  2014      3.26         0.75 - 1.90           4.80 - 6.01
                                  2013      3.75         0.75 - 1.90       (2.87) - (1.75)
                                  2012      2.52         0.75 - 1.90           5.25 - 6.48

  MSF BlackRock Capital           2016        --         0.75 - 1.90       (1.80) - (0.66)
     Appreciation Sub-Account     2015        --         0.75 - 1.90           4.28 - 5.48
                                  2014      0.06         0.75 - 1.90           6.85 - 8.08
                                  2013      0.84         0.75 - 1.90         31.69 - 33.22
                                  2012      0.32         0.75 - 1.90         12.21 - 13.51

  MSF BlackRock Ultra-Short       2016        --         0.75 - 2.35       (2.21) - (0.50)
     Term Bond Sub-Account        2015        --         0.75 - 2.35       (2.32) - (0.75)
                                  2014        --         0.75 - 2.35       (2.32) - (0.75)
                                  2013        --         0.75 - 2.35       (2.32) - (0.75)
                                  2012        --         0.75 - 2.35       (2.34) - (0.75)

  MSF Frontier Mid Cap Growth     2016        --         1.30 - 2.25           2.82 - 3.80
     Sub-Account                  2015        --         1.30 - 2.35           0.22 - 1.28
     (Commenced 4/29/2013)        2014        --         1.30 - 2.35           8.30 - 9.44
                                  2013        --         1.30 - 2.35         19.21 - 20.07

  MSF Jennison Growth             2016      0.04         0.75 - 2.35       (2.45) - (0.88)
     Sub-Account                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71
                                  2012      0.01         0.75 - 2.35        (3.90) - 14.69

  MSF Loomis Sayles Small Cap     2016        --         0.75 - 1.90           4.05 - 5.25
     Growth Sub-Account           2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27
                                  2012        --         0.75 - 1.90          8.80 - 10.06

  MSF Met/Artisan Mid Cap         2016      0.86         1.30 - 2.35         19.80 - 21.07
     Value Sub-Account            2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                  2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75
                                  2012      0.79         1.30 - 2.35          8.98 - 10.13

  MSF Met/Dimensional             2016      1.86         0.75 - 2.20           3.52 - 5.04
     International Small Company  2015      1.66         0.75 - 2.20           3.45 - 4.96
     Sub-Account                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
                                  2013      1.43         0.75 - 2.20         24.83 - 26.65
                                  2012      2.31         0.75 - 2.15         15.38 - 17.02

  MSF Met/Wellington Core         2016      1.67         0.75 - 2.35           0.66 - 6.44
     Equity Opportunities         2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Sub-Account                  2014      0.57         0.75 - 2.35           7.88 - 9.62
                                  2013      1.27         0.75 - 2.35         30.43 - 32.53
                                  2012      0.71         0.75 - 2.35         10.07 - 11.86

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2016       967,598    13.15 - 15.58      13,943,996
     Allocation 20 Sub-Account  2015       717,455    12.86 - 15.02       9,970,866
     (Commenced 4/28/2014)      2014       459,058    13.22 - 15.22       6,509,122

  MSF MetLife Asset             2016    68,430,242    13.44 - 16.33   1,052,085,077
     Allocation 40 Sub-Account  2015    75,171,316    12.97 - 15.51   1,102,776,836
     (Commenced 4/28/2014)      2014    84,501,252    13.43 - 15.80   1,268,860,895

  MSF MetLife Asset             2016   141,782,418    14.04 - 17.66   2,346,890,764
     Allocation 60 Sub-Account  2015   155,063,013    13.29 - 16.61   2,423,700,431
     (Commenced 4/28/2014)      2014   168,298,033    13.65 - 16.95   2,696,470,979

  MSF MetLife Asset             2016    94,037,132    14.27 - 18.40   1,542,949,172
     Allocation 80 Sub-Account  2015   102,900,180    13.38 - 17.15   1,583,646,939
     (Commenced 4/28/2014)      2014   113,396,391    13.81 - 17.57   1,801,099,928

  MSF MetLife Mid Cap Stock     2016       206,200    26.18 - 31.14       5,972,449
     Index Sub-Account          2015       238,711    22.32 - 26.27       5,875,895
                                2014       215,497    23.48 - 27.35       5,502,778
                                2013       181,460    22.01 - 25.37       4,308,813
                                2012       157,701    17.30 - 19.36       2,885,826

  MSF MetLife Stock Index       2016     2,342,862    16.54 - 21.84      48,567,319
     Sub-Account                2015     2,202,886    15.02 - 19.86      41,518,624
                                2014     2,387,218    15.06 - 19.94      45,315,772
                                2013     2,514,826    13.47 - 17.86      42,940,270
                                2012     2,675,025    10.35 - 13.74      35,257,651

  MSF MFS Total Return          2016     1,883,922    17.58 - 78.63      88,274,296
     Sub-Account                2015     2,072,502    16.43 - 72.73      89,837,469
                                2014     2,313,121    16.79 - 73.57     102,015,958
                                2013     2,545,086    15.78 - 68.40     106,290,336
                                2012     2,882,861    13.54 - 58.06     101,343,003

  MSF MFS Value Sub-Account     2016     6,204,163    14.16 - 30.00     178,751,424
                                2015     6,742,392    12.69 - 26.49     172,254,488
                                2014     7,443,156    13.03 - 26.79     192,672,878
                                2013     8,446,113    12.05 - 24.41     199,810,139
                                2012     2,908,311    15.39 - 18.17      51,556,774

  MSF MSCI EAFE Index           2016       190,960    11.73 - 13.82       2,494,019
     Sub-Account                2015       192,876    11.88 - 13.86       2,544,806
                                2014       186,586    12.30 - 14.23       2,553,009
                                2013       133,676    13.53 - 15.39       1,975,130
                                2012       115,412    11.38 - 12.84       1,428,217

  MSF Neuberger Berman          2016     1,622,186    20.57 - 31.70      42,776,681
     Genesis Sub-Account        2015     1,787,234    17.77 - 26.98      40,330,154
                                2014     2,001,920     1.25 - 27.08      45,538,005
                                2013     2,231,279     1.26 - 27.36      51,389,551
                                2012        86,174    17.28 - 18.63       1,568,334

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF MetLife Asset             2016      3.56         0.75 - 2.20          2.26 - 3.75
     Allocation 20 Sub-Account  2015      2.27         0.75 - 2.20      (2.75) - (1.33)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.20          1.43 - 2.43

  MSF MetLife Asset             2016      3.55         0.75 - 2.35          3.62 - 5.29
     Allocation 40 Sub-Account  2015      0.27         0.75 - 2.35      (3.37) - (1.81)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          2.14 - 3.25

  MSF MetLife Asset             2016      3.15         0.75 - 2.35          4.62 - 6.30
     Allocation 60 Sub-Account  2015      0.54         0.75 - 2.35      (3.56) - (2.01)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          2.91 - 4.03

  MSF MetLife Asset             2016      2.94         0.75 - 2.35          5.63 - 7.33
     Allocation 80 Sub-Account  2015      0.33         0.75 - 2.35      (3.98) - (2.43)
     (Commenced 4/28/2014)      2014        --         0.75 - 2.35          3.51 - 4.63

  MSF MetLife Mid Cap Stock     2016      0.98         1.30 - 2.35        17.29 - 18.53
     Index Sub-Account          2015      0.88         1.30 - 2.35      (4.94) - (3.93)
                                2014      0.77         1.30 - 2.35          6.68 - 7.80
                                2013      0.93         1.30 - 2.35        29.67 - 31.04
                                2012      0.70         1.30 - 2.20        14.70 - 15.74

  MSF MetLife Stock Index       2016      1.80         1.30 - 2.20         8.96 - 10.12
     Sub-Account                2015      1.56         1.30 - 2.20      (1.28) - (0.24)
                                2014      1.51         1.30 - 2.20        10.64 - 11.79
                                2013      1.66         1.30 - 2.20        28.83 - 30.18
                                2012      1.58         1.30 - 2.20        12.90 - 14.14

  MSF MFS Total Return          2016      2.70         0.75 - 1.90          6.87 - 8.11
     Sub-Account                2015      2.40         0.75 - 1.90      (2.27) - (1.14)
                                2014      2.21         0.75 - 1.90          6.32 - 7.55
                                2013      2.42         0.75 - 1.90        16.47 - 17.81
                                2012      2.67         0.75 - 1.90         9.20 - 10.47

  MSF MFS Value Sub-Account     2016      2.02         0.75 - 2.35        11.45 - 13.24
                                2015      2.47         0.75 - 2.35      (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25          8.10 - 9.74
                                2013      0.65         0.75 - 2.25        17.10 - 34.37
                                2012      1.68         0.75 - 1.90        14.12 - 15.45

  MSF MSCI EAFE Index           2016      2.59         1.30 - 2.20      (1.23) - (0.34)
     Sub-Account                2015      3.54         1.30 - 2.20      (3.46) - (2.59)
                                2014      2.04         1.30 - 2.20      (8.37) - (7.54)
                                2013      2.44         1.30 - 2.15        18.85 - 19.87
                                2012      2.39         1.30 - 2.15        15.42 - 16.41

  MSF Neuberger Berman          2016      0.28         0.75 - 2.35        15.64 - 17.68
     Genesis Sub-Account        2015      0.23         0.75 - 2.35      (1.95) - (0.27)
                                2014      0.26         0.75 - 2.35      (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35        24.94 - 37.16
                                2012      0.13         1.30 - 1.90          7.68 - 8.33

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Russell 2000 Index         2016       184,537    25.88 - 30.47       5,270,961
     Sub-Account                 2015       190,582    21.88 - 25.53       4,560,702
                                 2014       206,428    23.42 - 27.09       5,229,295
                                 2013       205,392    22.86 - 26.21       5,051,812
                                 2012       120,336    16.92 - 19.22       2,196,528

  MSF T. Rowe Price Large Cap    2016     2,648,316     9.27 - 29.64      59,328,183
     Growth Sub-Account          2015     2,826,823     9.33 - 29.38      63,119,491
                                 2014     3,204,113     8.64 - 26.75      66,005,148
                                 2013     3,562,045     8.12 - 24.73      69,174,300
                                 2012     2,780,202    14.98 - 17.92      44,701,193

  MSF T. Rowe Price Small Cap    2016       383,309    31.18 - 40.08      13,279,921
     Growth Sub-Account          2015       354,053    28.50 - 36.17      11,167,946
                                 2014       375,563    28.35 - 35.52      11,725,054
                                 2013       429,823    27.09 - 33.51      12,760,475
                                 2012       487,872    19.15 - 23.38      10,185,329

  MSF Van Eck Global Natural     2016       296,411    12.23 - 13.55       3,944,489
     Resources Sub-Account       2015       369,982      8.56 - 9.50       3,455,455
                                 2014       301,045    13.01 - 14.23       4,214,021
                                 2013       268,347    16.38 - 17.66       4,673,270
                                 2012       313,419    15.12 - 16.07       4,971,114

  MSF Western Asset              2016     6,144,561    25.20 - 37.86     196,877,487
     Management Strategic Bond   2015       242,504    26.20 - 30.62       6,971,544
     Opportunities Sub-Account   2014       247,927    27.25 - 31.59       7,431,708
                                 2013       231,415    26.38 - 30.38       6,673,488
                                 2012       349,579    26.66 - 30.47      10,149,053

  MSF Western Asset              2016       281,647    14.94 - 18.25       4,704,631
     Management U.S. Government  2015       346,447    15.12 - 18.30       5,873,926
     Sub-Account                 2014       363,586    15.41 - 18.48       6,249,863
                                 2013       448,156    15.36 - 18.26       7,630,915
                                 2012       690,001    15.85 - 18.66      12,033,680

  PIMCO VIT High Yield           2016       246,210    20.41 - 22.83       5,415,580
     Sub-Account                 2015       276,491    18.50 - 20.57       5,486,232
                                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876
                                 2012       431,112    18.22 - 19.90       8,310,003

  PIMCO VIT Low Duration         2016       566,101    13.82 - 15.39       8,295,577
     Sub-Account                 2015       568,417    13.89 - 15.37       8,388,727
                                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726
                                 2012       761,796    14.56 - 15.82      11,694,147

  Putnam VT Equity Income        2016       695,231    26.75 - 31.31      20,896,054
     Sub-Account                 2015       784,971    23.99 - 27.75      20,986,060
                                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854
                                 2012     1,285,126    17.56 - 19.63      24,604,839

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Russell 2000 Index         2016      1.08         1.30 - 2.20         18.29 - 19.36
     Sub-Account                 2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                 2014      0.95         1.30 - 2.20           2.45 - 3.38
                                 2013      1.02         1.30 - 2.20         35.12 - 36.34
                                 2012      0.86         1.30 - 2.20         13.41 - 14.44

  MSF T. Rowe Price Large Cap    2016      0.01         0.85 - 2.35         (0.83) - 0.90
     Growth Sub-Account          2015      0.02         0.85 - 2.35           7.95 - 9.84
                                 2014      0.01         0.85 - 2.35           6.30 - 8.16
                                 2013      0.10         0.85 - 2.35         26.10 - 37.98
                                 2012      0.02         0.85 - 1.90         16.43 - 17.96

  MSF T. Rowe Price Small Cap    2016      0.12         0.85 - 1.90          9.38 - 10.80
     Growth Sub-Account          2015      0.05         0.85 - 1.90           0.54 - 1.84
                                 2014      0.01         0.85 - 1.90           4.64 - 6.00
                                 2013      0.22         0.85 - 1.90         41.46 - 43.33
                                 2012        --         0.85 - 1.90         13.72 - 15.19

  MSF Van Eck Global Natural     2016      0.58         0.75 - 2.00         40.89 - 42.67
     Resources Sub-Account       2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                 2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                 2013      0.63         0.75 - 2.20           8.34 - 9.93
                                 2012        --         0.75 - 2.20           0.33 - 1.81

  MSF Western Asset              2016      2.23         0.75 - 2.35           3.36 - 7.49
     Management Strategic Bond   2015      4.73         1.30 - 1.90       (3.85) - (3.08)
     Opportunities Sub-Account   2014      5.28         1.30 - 1.90           3.31 - 4.00
                                 2013      4.87         1.30 - 1.90       (1.07) - (0.31)
                                 2012      3.42         1.30 - 1.90           9.19 - 9.94

  MSF Western Asset              2016      2.41         1.30 - 2.20       (1.18) - (0.28)
     Management U.S. Government  2015      2.02         1.30 - 2.20       (1.88) - (0.99)
     Sub-Account                 2014      1.73         1.30 - 2.20           0.32 - 1.23
                                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)
                                 2012      1.91         1.30 - 2.20           0.79 - 1.71

  PIMCO VIT High Yield           2016      5.22         1.30 - 1.90         10.33 - 10.99
     Sub-Account                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37
                                 2012      5.78         1.30 - 1.90         12.14 - 12.81

  PIMCO VIT Low Duration         2016      1.49         1.30 - 1.90         (0.50) - 0.10
     Sub-Account                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)
                                 2012      1.91         1.30 - 1.90           3.85 - 4.48

  Putnam VT Equity Income        2016      1.89         0.75 - 1.90         11.51 - 12.79
     Sub-Account                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43
                                 2012      2.31         0.75 - 1.90         17.05 - 18.41

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Putnam VT Multi-Cap Growth    2016        84,259    20.64 - 27.10      1,920,534
     Sub-Account                2015        91,294    19.49 - 25.47      1,949,587
                                2014        98,391    19.91 - 25.88      2,136,321
                                2013       127,086    17.86 - 23.10      2,459,478
                                2012       152,212    13.33 - 17.16      2,195,814

  Russell Aggressive Equity     2016        59,458    22.13 - 22.19      1,316,184
     Sub-Account                2015        63,858    18.91 - 18.97      1,208,068
                                2014        74,169    20.67 - 20.72      1,533,014
                                2013        78,396    20.64 - 20.69      1,617,960
                                2012       104,956    14.95 - 14.99      1,569,025

  Russell Core Bond             2016       268,809    19.78 - 19.86      5,317,684
     Sub-Account                2015       299,764    19.46 - 19.53      5,832,706
                                2014       326,880    19.76 - 19.83      6,459,200
                                2013       360,963    19.00 - 19.07      6,859,528
                                2012       447,192    19.55 - 19.63      8,745,140

  Russell Global Real Estate    2016        14,749    36.79 - 36.83        542,716
     Securities Sub-Account     2015        24,060    36.22 - 36.25        871,485
                                2014        27,947    36.64 - 36.67      1,024,007
                                2013        30,369    32.38 - 32.41        983,391
                                2012        37,475    31.68 - 31.71      1,187,295

  Russell Multi-Style Equity    2016       325,131    21.72 - 21.79      7,061,253
     Sub-Account                2015       360,251    19.90 - 19.98      7,171,525
                                2014       430,624    19.96 - 20.04      8,598,156
                                2013       468,451    18.13 - 18.19      8,492,111
                                2012       604,659    13.83 - 13.88      8,363,015

  Russell Non-U.S. Sub-Account  2016       151,347    16.56 - 16.62      2,506,309
                                2015       162,224    16.40 - 16.47      2,661,460
                                2014       183,050    16.86 - 16.92      3,086,079
                                2013       196,111    17.89 - 17.96      3,509,294
                                2012       253,272    14.88 - 14.94      3,770,152

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Putnam VT Multi-Cap Growth    2016      0.93         1.30 - 1.90          5.76 - 6.56
     Sub-Account                2015      0.69         1.30 - 1.90      (2.17) - (1.46)
                                2014      0.51         1.30 - 1.90        11.35 - 12.22
                                2013      0.72         1.30 - 1.90        33.87 - 34.85
                                2012      0.45         1.30 - 1.90        14.55 - 15.45

  Russell Aggressive Equity     2016      0.83                1.40                17.01
     Sub-Account                2015      0.67                1.40               (8.48)
                                2014      0.25                1.40                 0.15
                                2013      0.42                1.40                38.06
                                2012      1.04                1.40                14.22

  Russell Core Bond             2016      1.58                1.40                 1.67
     Sub-Account                2015      2.35                1.40               (1.53)
                                2014      1.56                1.40                 3.99
                                2013      1.41                1.40               (2.82)
                                2012      2.32                1.40                 6.86

  Russell Global Real Estate    2016      3.66                1.40                 1.59
     Securities Sub-Account     2015      1.60                1.40               (1.15)
                                2014      3.21                1.40                13.15
                                2013      4.06                1.40                 2.21
                                2012      4.97                1.40                25.77

  Russell Multi-Style Equity    2016      1.04                1.40                 9.10
     Sub-Account                2015      0.83                1.40               (0.30)
                                2014      1.18                1.40                10.15
                                2013      1.24                1.40                31.07
                                2012      1.14                1.40                14.07

  Russell Non-U.S. Sub-Account  2016      3.22                1.40                 0.94
                                2015      1.17                1.40               (2.69)
                                2014      1.97                1.40               (5.78)
                                2013      2.07                1.40                20.22
                                2012      1.77                1.40                18.14

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

          METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife Investors Variable Annuity Account One         Brighthouse Variable Annuity Account C

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2016.

3. Statements of Operations for the year ended December 31, 2016.

4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2016 and 2015.

3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (7)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (32)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing acceptance of the Separate Account (adopted September 17, 2014) (32)


2.             Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (28)


   (a) Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)
               (32)


   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (34)


   (ii) Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (24)

   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (35)


   (iv)        Brighthouse Securities, LLC Sales Agreement (35)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (5)


   (ii)        Enhanced Dollar Cost Averaging Rider (5)


   (iii)       Three Month Market Entry Rider (5)


   (iv)        Death Benefit Rider - (Principal Protection) (5)


   (v)         Death Benefit Rider - (Compounded-Plus) (5)


   (vi)        Death Benefit Rider - (Annual Step-Up) (5)


   (vii) Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income Benefit (GMIB)) 7018 (11/00) (5)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (5)


   (ix)        Individual Retirement Annuity Endorsement (5)


   (x)         Roth Individual Retirement Annuity Endorsement (5)


   (xi)        401 Plan Endorsement (5)


   (xii)       Tax Sheltered Annuity Endorsement (5)


   (xiii)      Unisex Annuity Rates Rider (5)


   (xiv) Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (2)


   (xv) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime Income Solution (LIS)) (19)


   (xvi)       Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)


   (xvii)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (7)


   (xviii)     401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)


   (xix)       Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)


   (xx)        Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (7)


   (xxi) Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (8)


   (xxii)      Form of Contract Schedule Class A 7151-3 (11/05) (10)


   (xxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (9)


   (xxiv) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (Lifetime Withdrawal Guarantee I) (11)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime Income Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) MLI-560-4 (4/08) (12)


   (xxvi)      Form of Contract Schedule for Guaranteed Minimum Income Benefit
               (GMIB) Rider MLI-EGMIB (4/08) (Lifetime Income Solution Plus II, GMIB Max III, GMIB IV) (21)


   (xxvii) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal Guarantee II) (12)


   (xxviii)    Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (14)


   (xxix)      Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (16)


   (xxx)       Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (17)

   (xxxi) Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II) (12)


   (xxxii)     Form of Contract Schedule for Guaranteed Minimum Death Benefit
               (GMDB) Rider MLI-EDB (4/08) (Enhanced Death Benefit II) (12)


   (xxxiii)    401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (22)


   (xxxiv)     Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I (32)


   (xxxv) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (32)



   (xxxvi) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) (35)



5. (i)         Form of Variable Annuity Application (5)


   (ii)        Form of Variable Annuity Application Class A 7155 (11/00)
               APPVA-504A (6)


   (iii)       Form of Variable Annuity Application Class A 7155 (4/05)
               APPVA-505A (8)


   (iv) Form of Variable Annuity Application Class A 7029 (7/04) APPVABLIS 506 (11)


   (v) Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (13)


   (vi) Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (18)


   (vii) Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (20)


   (viii)      Variable Annuity Application Class A 7155 (6/11) APPA Aug 2012
               (23)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (32)


   (ii)        Copy of the Bylaws of the Company (32)



   (iii) Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (35)


   (iv)        Copy of Amended and Restated Bylaws of the Company (35)



7. Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


8.(i)(a)       Participation Agreement among Met Investors Series
               Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05) (25)


     (b) First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (26)


     (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (26)


     (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (32)


 (ii)(a)       Participation Agreement among Metropolitan Series Fund,
               Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07) (27)


     (b) Amendment to Participation Agreement in effect among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (26)


(iii)(a) Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008) (3)

     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and Among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (30)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut
                (30)


     (d) Amendment to the Participation Agreement with AIM Variable Insurance Funds (effective November 17, 2014) (32)


 (iv)(a) Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99)
               (29)


     (b) Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (4)


     (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014) (32)


     (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May15, 2015 (34)


     (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (34)


  (v)(a)       Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005) (3)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (31)


     (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (26)


     (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (15)


     (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (32)


     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (34)


 (vi)(a) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments (29)


     (b) Amendment to the Participation Agreement with Putnam Variable Trust (effective November 17, 2014) (32)



 (vii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (35)


 (viii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
                2017) (35)



9.             Opinion of Counsel (32)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.            Not Applicable.


12.            Agreement Governing Contribution (1)



13. Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais (filed herewith)


------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.


(3) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 7, 2009.


(4) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) as electronically filed on April 5, 2011.


(5) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on November 22, 2000.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.


(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.


(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.


(15) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 3, 2013.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.


(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.


(19) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on November 28, 2011.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on Decemberl 27, 2011.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.

(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.

(25) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.

(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.

(27) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.


(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.


(29) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.


(30) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 5, 2011.


(31) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.


(32) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-200252 and 811-05200) as electronically filed on November 17, 2014.


(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.


(34) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.



(35) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed on April 12, 2017.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277




Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 45,807owners of qualified contracts and 37,807 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, state of North Carolina, on the 12th day of April, 2017.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2017.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Kieran Mullins*                Director and Vice President
-------------------------------
Kieran Mullins

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney